UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7447
                                                      ------------

                           Harris Insight Funds Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                ------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 610-382-8667
                                                            -------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                    Date of reporting period: June 30, 2003
                                              ---------------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

HARRIS
INSIGHT FUNDS(TM)

                               SEMI-ANNUAL REPORT


                                  JUNE 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with the financial results for the Harris Insight Funds for the six month period ending June 30, 2003.

While the economy has begun to show signs of improvement, the capital markets remain highly volatile and subject to frequent broad swings. Maintaining a well-diversified portfolio is as important as ever.

The Harris Insight Funds have continued to grow: There are now more than 300,000 shareholder accounts invested in the Fund complex, and more new accounts are being opened every day.

We thank all of our shareholders for their continued support. Please take the time to review the following information in the report and feel free to call us or your financial advisor with any questions.

Sincerely,


/s/ PETER P. CAPACCIO

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS

INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                                                                               1
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                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          LETTER TO SHAREHOLDERS         PAGE    1

                               STATEMENTS OF NET
                 ASSETS/SCHEDULES OF INVESTMENTS
                             MONEY MARKET FUNDS:
                    Government Money Market Fund         Page    4
                               Money Market Fund         Page    5
                    Tax-Exempt Money Market Fund         Page    8

                             FIXED INCOME FUNDS:
                    Short/Intermediate Bond Fund         Page    14
                                       Bond Fund         Page    19
               Intermediate Government Bond Fund         Page    23
                            High Yield Bond Fund         Page    26
               Intermediate Tax-Exempt Bond Fund         Page    29
                            Tax-Exempt Bond Fund         Page    34
                     High Yield Select Bond Fund         Page    37

                                   EQUITY FUNDS:
                                     Equity Fund         Page    38
                                Core Equity Fund         Page    41
                      Small-Cap Opportunity Fund         Page    44
                            Small-Cap Value Fund         Page    47
                                      Index Fund         Page    50
                Small-Cap Aggressive Growth Fund         Page    57
                                   Balanced Fund         Page    60
                              International Fund         Page    66
                           Emerging Markets Fund         Page    68

                        STATEMENTS OF OPERATIONS         PAGE    70

             STATEMENTS OF CHANGES IN NET ASSETS         PAGE    74

                            FINANCIAL HIGHLIGHTS         PAGE    82

                   NOTES TO FINANCIAL STATEMENTS         PAGE    102

                                 FUND MANAGEMENT         PAGE    120

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)            VALUE+
----------                         --------    --------       ------------

AGENCY OBLIGATIONS -- 6.5%
Federal Home Loan Bank
    1.180%                         07/27/04    $ 25,000       $ 25,000,000
    1.200%                         07/27/04      25,000         25,000,000
                                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $50,000,000)                                            50,000,000
                                                              ------------
VARIABLE RATE OBLIGATIONS++ -- 68.5%
FEDERAL FARM CREDIT BANK -- 32.6%
    1.165%                         07/07/03*     25,000         24,992,070
    1.280%                         07/07/03*     20,000         20,000,000
    1.164%                         07/10/03*     25,000         24,995,278
    1.174%                         07/10/03*     35,000         34,996,103
    1.080%                         07/16/03*     30,000         30,000,000
    0.924%                         07/24/03*     51,000         50,981,802
    1.211%                         07/29/03*     25,000         24,996,688
    1.260%                         08/04/03*     40,000         39,995,624
                                                              ------------
                                                               250,957,565
                                                              ------------
FEDERAL HOME LOAN BANK -- 13.0%
    1.025%                         07/01/03*     20,000         19,999,432
    0.910%                         07/25/03*     40,000         39,985,057
    1.145%                         08/25/03*     40,000         39,983,791
                                                              ------------
                                                                99,968,280
                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.0%
    1.250%                         07/28/03*     35,000         34,986,049
    1.253%                         09/10/03*     42,000         41,986,174
                                                              ------------
                                                                76,972,223
                                                              ------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 12.9%
    1.150%                         07/02/03*     99,302         99,302,327
                                                              ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $527,200,395)                                          527,200,395
                                                              ------------
REPURCHASE AGREEMENTS -- 31.5%
Bank of America
  1.250%
  Agreement dated 06/30/03,
  proceeds at maturity $146,977,058
  (Collateralized by $145,100,034
  FNMA 5.500%, due 06/01/33. The
  market value is $149,911,395.)   07/01/03     146,972        146,971,955
Bank of Tokyo N.A.
  1.125%
  Agreement dated 06/30/03,
  proceeds at maturity $95,002,969
  (Collateralized by $95,214,765
  FNMA 5.000%, due 05/01/33. The
  market value is $96,900,001.)    07/01/03      95,000         95,000,000
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $241,971,955)                                          241,971,955
                                                              ------------
TOTAL INVESTMENTS -- 106.5%
  (Cost $819,172,350)                                          819,172,350
                                                              ------------

                                                                 VALUE+
                                                              ------------

OTHER ASSETS AND LIABILITIES -- (6.5%)
Interest receivable and other assets                          $    570,696
Payable for securities purchased                               (50,000,000)
Dividends payable                                                 (438,981)
Accrued expenses                                                  (456,824)
                                                              ------------
                                                               (50,325,109)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 224,646,277 Institutional
  Shares, 286,160,191 N Shares, and
  258,007,487 Service Shares of
  beneficial interest outstanding,
  $.001 par value (Note 8)                                    $768,847,241
                                                              ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                               $1.00
                                                                     =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/03.
*  Date of next interest rate reset.

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)            VALUE+
----------                         --------    --------       ------------

AGENCY OBLIGATIONS -- 3.8%
Federal Home Loan Bank
    1.180%                         07/27/04    $125,000     $  125,000,000
Federal Home Loan Mortgage Corp.
    1.200%                         07/27/04     125,000        125,000,000
                                                            --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $250,000,000)                                          250,000,000
                                                            --------------
ASSET-BACKED SECURITIES -- 4.2%
Americredit Automobile Receivables Trust
  Series 2003-AM, Class A1
    1.298%                         05/06/04      63,503         63,502,830
DVI Receivables Corp. Series 2003-1,
  Class A1
    1.273%                         02/12/04      62,985         62,984,553
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA
    1.095%                         07/25/03*     49,969         49,968,671
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MB
    1.075%                         07/25/03*     59,962         59,962,406
Winston Funding, Ltd. Series 2003-1 144A,
  Class A1MA
    1.320%                         07/23/03*     37,400         37,400,000
                                                            --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $273,818,460)                                          273,818,460
                                                            --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
Residential Mortgage Securities Corp.
  Series 14A 144A, Class A1
  (Cost $98,626,242)
    1.304%                         07/10/03*     98,626         98,626,242
                                                            --------------
COMMERCIAL PAPER -- 37.2%
Alaska Housing Finance Corp.
    1.240%                         07/02/03      44,300         44,298,474
ASAP Funding, Ltd.
    1.280%                         07/09/03     145,000        144,958,755
    1.100%                         07/25/03      79,000         78,942,067
Bishops Gate Residential Mortgage
  Funding Corp.
    1.320%                         07/01/03      47,000         47,000,000
Compass Securitization Corp., L.L.C.
  Series 144A
    1.135%                         07/14/03     121,000        120,999,348
    1.100%                         08/04/03      20,000         19,979,222
Delaware Funding Corp.
    1.310%                         07/01/03     102,712        102,712,000
Falcon Asset Securitization Corp.
    1.280%                         07/02/03      38,000         37,998,649
    1.120%                         07/07/03      17,072         17,068,813
    1.100%                         08/01/03      75,000         74,928,958
Forrestal Funding Master Trust
    1.280%                         07/02/03      90,116         90,112,796
Giro Funding Corp.
    1.020%                         07/02/03     221,274        221,267,731

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)            VALUE+
----------                         --------    --------       ------------

COMMERCIAL PAPER (CONTINUED)
International Lease Finance Corp.
    1.100%                         08/08/03    $ 52,400     $   52,339,158
Jupiter Securitization Corp.
    1.100%                         07/29/03      35,000         34,970,055
    1.100%                         07/30/03      75,000         74,933,542
Moriarty, L.L.C.
    1.280%                         07/01/03      21,073         21,073,000
Municipal Electrical Authority, Georgia
  TECP
    1.270%                         07/10/03      49,691         49,691,000
Paradigm Funding Corp., L.L.C.
    1.280%                         07/01/03      26,500         26,500,000
    1.280%                         07/02/03      43,000         42,998,471
    1.280%                         07/07/03      16,526         16,522,474
    1.150%                         07/16/03      31,000         30,985,146
    1.150%                         07/25/03     125,000        124,904,167
Quincy Capital Corp.
    1.100%                         07/02/03      30,117         30,116,080
Receivables Capital Corp.
    1.100%                         07/15/03     133,630        133,572,836
    1.130%                         07/17/03      86,132         86,088,743
Santa Clara Water District, California
  TECP
    1.250%                         07/10/03       1,515          1,514,526
Scaldis Capital Corp., L.L.C.
    1.120%                         08/01/03      30,000         29,971,067
Sheffield Receivables Corp.
    1.200%                         07/08/03     100,000         99,976,667
    1.100%                         07/21/03      11,010         11,003,272
Surrey Funding Corp.
    1.320%                         07/01/03      77,740         77,740,000
UBS Finance Corp., L.L.C.
    1.310%                         07/01/03     254,000        254,000,000
Windmill Funding Corp.
    1.350%                         07/01/03     100,000        100,000,000
    1.280%                         07/08/03     143,000        142,964,409
                                                            --------------
TOTAL COMMERCIAL PAPER
  (Cost $2,442,131,426)                                      2,442,131,426
                                                            --------------
MUNICIPAL BONDS -- 1.6%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.040%                         07/03/03       8,055          8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    1.040%                         07/02/03      12,600         12,600,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
    1.040%                         07/02/03      15,000         15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
    1.040%                         07/02/03      50,000         50,000,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.020%                         07/03/03       8,761          8,761,000

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)            VALUE+
----------                         --------    --------       ------------

MUNICIPAL BONDS (CONTINUED)
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
    1.230%                         07/02/03    $  8,495     $    8,495,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds VR
    1.150%                         07/03/03       5,100          5,100,000
                                                            --------------
TOTAL MUNICIPAL BONDS
  (Cost $108,011,000)                                          108,011,000
                                                            --------------
TIME DEPOSITS -- 9.4%
ING Bank N.V.
    1.330%                         07/01/03     250,000        250,000,000
Rabobank Nederland
    1.375%                         07/01/03     115,000        115,000,000
Royal Bank of Scotland Group P.L.C.
    1.313%                         07/01/03     250,000        250,000,000
                                                            --------------
TOTAL TIME DEPOSITS
  (Cost $615,000,000)                                          615,000,000
                                                            --------------
VARIABLE RATE OBLIGATIONS++ -- 31.8%
American Express Credit Corp.
  Series 144A
    1.124%                         07/21/03*    250,000        250,000,000
American General Finance Corp.
    1.506%                         07/11/03*      4,000          4,004,750
Bank of America Securities Corp. L.L.C.
    1.340%                         07/01/03*    150,000        150,000,000
Beta Finance, Inc. Series 144A
    1.234%                         07/10/03*     32,000         31,998,036
    1.150%                         07/15/03*    100,000         99,998,137
CC USA, Inc. Series 144A
    1.140%                         07/14/03*     15,000         14,999,058
    1.206%                         07/14/03*     14,000         13,999,133
CFM International, Inc.
    1.200%                         07/07/03*     37,145         37,145,000
Corsair Trust Series 1 144A, Class 1007
    1.598%                         07/08/03*    100,000        100,000,000
General Electric Capital Corp.
    1.342%                         07/09/03*     15,000         15,000,000
Goldman Sachs Group, Inc.
    1.350%                         07/01/03*    150,000        150,000,000
Goldman Sachs Group, Inc. Series 144A
    1.210%                         07/15/03*    100,000        100,000,000
    1.539%                         07/15/03*     49,000         49,000,000
    1.769%                         09/15/03*      3,000          3,008,760
J.P. Morgan, Chase & Co.
    1.415%                         08/05/03*     15,000         15,013,602
Lehman Brothers Holdings, Inc.
    1.829%                         07/02/03*      5,150          5,156,734
    1.108%                         07/22/03*    102,500        102,500,000
    1.650%                         08/01/03       8,000          8,002,045
    1.650%                         08/04/03      20,700         20,702,935
Money Market Trust Series A-1 144A
    1.330%                         07/15/03*     70,000         70,000,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)            VALUE+
----------                         --------    --------       ------------

VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Morgan Stanley Dean Witter & Co.
    1.280%                         07/15/03*   $ 38,200     $   38,200,000
    1.579%                         07/22/03*     24,600         24,652,754
    1.155%                         09/19/03      25,000         25,005,443
Northern Rock P.L.C. Series 144A
    1.113%                         07/21/03*     49,000         49,000,000
Racers Trust Series 2002-07-MM 144A
    1.380%                         07/15/03*    132,000        132,000,092
Racers Trust Series 2002-32-C 144A
    1.289%                         07/07/03*    100,000         99,957,145
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.050%                         07/02/03*     11,440         11,440,000
Salomon Smith Barney Holdings, Inc.
    1.600%                         07/24/03       7,000          7,001,329
    1.530%                         08/18/03*      7,000          7,006,456
Structured Asset Vehicle Trust
  Series 2002-2 144A
    1.300%                         07/01/03*     75,000         75,000,000
Tango Finance Corp. Series 144A
    1.070%                         07/01/03*     29,000         29,000,000
    1.080%                         07/01/03*     40,000         40,000,000
    1.330%                         07/01/03*     20,000         20,000,000
    1.233%                         07/11/03*     30,000         30,000,000
    1.010%                         07/15/03*     25,000         24,998,771
    1.105%                         07/15/03*     30,000         29,998,558
White Pine Finance Corp., L.L.C.
  Series 144A
    1.300%                         07/01/03*     46,000         45,996,185
    1.254%                         07/10/03      15,000         14,999,925
    1.140%                         07/15/03*     40,000         39,996,511
    1.038%                         07/22/03*     50,000         49,996,022
    1.005%                         07/25/03*     50,000         49,996,373
                                                            --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,084,773,754)                                      2,084,773,754
                                                            --------------
REPURCHASE AGREEMENTS -- 14.4%
Bank of America Corp.
  1.250%
  Agreement dated 06/30/03, proceeds
  at maturity $941,782,680 (Collateralized
  by $929,755,295 FNMA 5.500%, due
  06/01/33. The market value is
  $960,584,979.)                   07/01/03     941,750        941,749,980
  (Cost $941,749,980)                                       --------------


TOTAL INVESTMENTS -- 103.9%
  (Cost $6,814,110,862)                                      6,814,110,862
                                                            --------------
OTHER ASSETS AND LIABILITIES -- (3.9%)
Interest receivable and other assets                             3,003,790
Payable for securities purchased                              (250,000,000)
Dividends payable                                               (5,130,959)
Accrued expenses                                                (1,751,690)
                                                            --------------
                                                              (253,878,859)
                                                            --------------

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%
Applicable to 3,815,827,078 Institutional
  Shares, 1,028,619,021 N Shares,
  17,425 B Shares, 447,310,612 Exchange
  Shares, and 1,268,533,219 Service Shares
  of beneficial interest outstanding,
  $.001 par value (Note 8)                                  $6,560,232,003
                                                            ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, B SHARES (SUBJECT TO
  A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%), EXCHANGE SHARES,
  AND SERVICE SHARES                                                 $1.00
                                                                     =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/03.
*  Date of next interest rate reset.
VR -- Variable rate demand note; interest rate in effect on 06/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS -- 98.4%
ALABAMA -- 4.7%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.250%                         07/07/03     $ 3,595     $    3,595,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series C VR
    1.100%                         07/01/03      10,000         10,000,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series D VR
    1.100%                         07/01/03      10,150         10,150,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Class A VR
    1.050%                         07/03/03       9,830          9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    1.000%                         07/03/03      12,000         12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    1.000%                         07/03/03      10,000         10,000,000
                                                            --------------
                                                                55,575,000
                                                            --------------
ALASKA -- 3.0%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.100%                         07/07/03      28,300         28,300,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series D VR
    0.950%                         07/07/03       7,300          7,300,000
                                                            --------------
                                                                35,600,000
                                                            --------------
ARIZONA -- 0.8%
Salt River Project, Arizona Agricultural
  Improvement & Power District
  Electrical Systems Revenue Bonds
  Series 144A, Class A VR
    1.050%                         07/03/03       9,900          9,900,000
                                                            --------------
CALIFORNIA -- 0.9%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series C-12 VR
    0.900%                         07/07/03      10,000         10,000,000
                                                            --------------
COLORADO -- 4.5%
Colorado Health Facilities Authority
  Revenue Bonds (Catholic Health)
  Series B VR
    1.000%                         07/07/03      11,000         11,000,000
Colorado Health Facilities Authority
  Revenue Bonds (Sisters of Charity) VR
    1.000%                         07/07/03       5,000          5,000,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Colorado Housing & Finance Authority
  Revenue Bonds (Multifamily
  Project-Class I) Series A-4 VR
    1.050%                         07/02/03     $ 8,145     $    8,145,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.250%                         07/07/03      29,135         29,135,000
                                                            --------------
                                                                53,280,000
                                                            --------------
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia General Obligation
  Bonds Series 144A PS
    1.100%                         11/13/03       4,100          4,100,000
                                                            --------------
FLORIDA -- 3.1%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
    1.000%                         07/01/03      13,195         13,195,000
Escambia County, Florida, Health Facilities
  Authority Revenue Bonds (Ascension
  Health Credit) Series A
    2.500%                         11/15/03       7,440          7,478,832
Orange County, Florida, School Board
  Certificates of Participation (STARS)
  Series 2 144A VR
    1.180%                         07/03/03       1,500          1,500,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (National Royal Utility Seminole
  Electric Co-Op, Inc.)
    1.600%                         09/15/03       4,250          4,250,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power &
  Light Co.) VR
    1.000%                         07/01/03      10,000         10,000,000
                                                            --------------
                                                                36,423,832
                                                            --------------
GEORGIA -- 3.8%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
    1.250%                         03/25/04      10,000         10,000,000
Gwinnett County, Georgia, Water & Sewer
  Authority Revenue Bonds (Eagle)
  Series 2003021 144A, Class A VR
    1.050%                         07/03/03      16,325         16,325,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Scherer Project) 2nd Series PS
    1.200%                         04/12/04      11,000         11,000,000

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Branch Project) 1st Series
    1.200%                         04/12/04     $ 6,700     $    6,700,000
                                                            --------------
                                                                44,025,000
                                                            --------------
HAWAII -- 0.9%
ABN Amro Munitops Certificates Trust
  (Hawaii) Series 11 144A PS
    1.500%                         11/26/03       9,980          9,980,000
                                                            --------------
ILLINOIS -- 21.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 2 144A VR
    1.060%                         07/07/03      10,000         10,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 3 144A VR
    1.060%                         07/07/03      15,000         15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.050%                         07/07/03       5,630          5,630,000
Chicago, Illinois, General Obligation Bonds
  (Eagle) Series 20030006-A 144A VR
    1.320%                         07/07/03       4,800          4,800,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
    0.950%                         07/07/03      20,000         20,000,000
Chicago, Illinois, General Obligation
  Tender Notes PS
    1.220%                         01/07/04       7,000          7,000,000
Chicago, Illinois, Metropolitan Water
  Reclamation District Greater Chicago
  General Obligation Bonds Series A VR
    0.900%                         07/07/03       7,000          7,000,000
Cook County, Illinois, Community
  Consolidated School District No. 21
  (Wheeling) Educational Purposes Tax
  Anticipation Warrants
    1.500%                         04/12/04       6,510          6,540,750
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement)
  Series B VR
    1.090%                         07/07/03      10,000         10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
    1.050%                         07/07/03       4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
    1.090%                         07/03/03       4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    1.000%                         07/07/03      23,000         23,000,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake Forest Place Project) Series A VR
    1.050%                         07/07/03     $28,000     $   28,000,000
Illinois Development Finance Authority
  Revenue Bonds (Sacred Heart Schools
  Project) VR
    1.050%                         07/07/03       2,300          2,300,000
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
    1.000%                         07/07/03      15,400         15,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
    1.050%                         07/07/03       2,900          2,900,000
Illinois Health Facilities Authority Revenue
  Bonds (Northwestern Memorial
  Hospital) VR
    1.000%                         07/01/03      18,000         18,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Northwestern Memorial
  Hospital) Series C VR
    1.000%                         07/01/03      10,400         10,400,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
    0.950%                         07/01/03       1,650          1,650,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    1.150%                         07/07/03       8,815          8,815,000
Illinois Health Facilities Authority TECP
    1.100%                         09/25/03      12,500         12,500,000
Illinois State General Obligation Bonds
  (Eagle) Tax-Exempt Trust
  Series 20026002 144A, Class A VR
    1.050%                         07/07/03      10,840         10,840,000
Kane, Cook & Du Page Counties, Illinois,
  School District No. 46 (Elgin)
  Educational Purposes Tax Anticipation
  Warrants
    2.250%                         11/28/03      11,000         11,024,603
Metropolitan Pier & Exposition Authority,
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  (Eagle) Tax-Exempt Trust Series 144A,
  Class A VR
    1.050%                         07/07/03       6,150          6,150,000
Rockford, Illinois, School District No. 205
  (Winnebago & Boone Counties) Tax
  Anticipation Warrants
    2.780%                         10/30/03       4,500          4,509,224
                                                            --------------
                                                               249,459,577
                                                            --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
INDIANA -- 7.0%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 5 144A VR
    1.130%                         07/07/03     $10,746     $   10,746,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 7 144A PS
    1.200%                         05/12/04       5,000          5,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-1 PS
    1.830%                         07/03/03      10,000         10,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-3 PS
    1.150%                         03/02/04       4,000          4,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.060%                         07/07/03       8,000          8,000,000
Indiana Municipal Power Agency, Power
  Supply Systems Refunding Revenue
  Bonds Series B 144A PS
    1.050%                         08/15/03       6,755          6,755,000
Indiana State Educational Facilities
  Authority Revenue Bonds (Wabash
  College Project) VR
    1.000%                         07/07/03       3,000          3,000,000
Indiana State Office Building Commission
  TECP
    0.950%                         09/10/03      16,000         16,000,000
Indiana University Revenue Bonds
  Series 144A VR
    1.060%                         07/03/03       4,290          4,290,000
Indianapolis, Indiana, Local Public
  Improvement Bonds Bank Notes
  Series B
    2.000%                         07/08/03      14,000         14,002,318
                                                            --------------
                                                                81,793,318
                                                            --------------
KENTUCKY -- 2.6%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (Eastern Kentucky
  Power-National Rural Utilities)
  Series J-1 PS
    1.700%                         10/15/03       6,000          6,000,000
Jefferson County, Kentucky, School
  District Finance Corp. School Building
  Revenue Bonds Series B
    3.125%                         06/01/04       2,145          2,183,457
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    0.970%                         07/07/03       9,450          9,450,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    1.250%                         07/07/03       7,270          7,270,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    1.250%                         07/07/03     $ 5,060     $    5,060,000
                                                            --------------
                                                                29,963,457
                                                            --------------
LOUISIANA -- 1.5%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    0.970%                         07/07/03      12,100         12,100,000
Louisiana Offshore Terminal Authority
  Deepwater Port Refunding Revenue
  Bonds (Loop L.L.C. Project) Series B VR
    1.050%                         07/02/03       5,700          5,700,000
                                                            --------------
                                                                17,800,000
                                                            --------------
MASSACHUSETTS -- 2.0%
Massachusetts State General Obligation
  Bonds Series A BANS
    4.000%                         09/01/03       2,000          2,009,833
Massachusetts Water Resources
  Authority TECP
    1.050%                         08/20/03      15,000         15,000,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
    0.900%                         07/07/03       6,000          6,000,000
                                                            --------------
                                                                23,009,833
                                                            --------------
MICHIGAN -- 4.3%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026013 144A, Class A VR
    1.050%                         07/07/03       7,680          7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026014 144A, Class A VR
    1.050%                         07/07/03       7,200          7,200,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
    1.000%                         07/07/03      14,600         14,600,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
    1.000%                         07/03/03       7,000          7,000,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Detroit
  Symphony Project) Series B VR
    1.000%                         07/01/03       4,200          4,200,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
    1.030%                         07/07/03       7,500          7,500,000
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    0.950%                         07/01/03       2,500          2,500,000
                                                            --------------
                                                                50,680,000
                                                            --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
MISSISSIPPI -- 1.1%
Claiborne County, Mississippi TECP
    1.300%                         07/11/03     $ 2,600     $    2,600,000
Jackson County, Mississippi, Port Facility
  Refunding Revenue Bonds (Chevron,
  Inc. Project) VR
    0.950%                         07/01/03       6,900          6,900,000
Mississippi State General Obligation
  Bonds (Eagle) Series 20026018 144A,
  Class A VR
    1.050%                         07/07/03       4,000          4,000,000
                                                            --------------
                                                                13,500,000
                                                            --------------
MISSOURI -- 1.8%
Bi State Development Agency, Missouri-
  Illinois Metropolitan District Mass
  Transit Revenue Bonds (MetroLink
  Cross County Project) Series A VR
    0.950%                         07/07/03       7,000          7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Eagle) Series 20026026 144A,
  Class A VR
    1.050%                         07/07/03       2,700          2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) (Eagle)
  Series 20030003 144A, Class A
    1.050%                         07/07/03       9,900          9,900,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    0.950%                         07/01/03       2,050          2,050,000
                                                            --------------
                                                                21,650,000
                                                            --------------
NEVADA -- 2.0%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 19 144A PS
    1.250%                         07/17/03      10,950         10,950,000
Clark County, Nevada TECP
    1.000%                         07/23/03      10,425         10,425,000
    1.050%                         08/20/03       2,600          2,600,000
                                                            --------------
                                                                23,975,000
                                                            --------------
NEW JERSEY -- 0.3%
Garden State Preservation Trust, New
  Jersey Open Space & Farmland
  Certificates (STARS) Series 5 144A VR
    1.120%                         07/03/03       3,500          3,500,000
                                                            --------------
NEW MEXICO -- 3.2%
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona Public
  Service Co.) Series A VR
    0.900%                         07/01/03      10,000         10,000,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
NEW MEXICO (CONTINUED)
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona Public
  Service Co.) Series B VR
    0.900%                         07/01/03     $27,300     $   27,300,000
                                                            --------------
                                                                37,300,000
                                                            --------------
NEW YORK -- 1.2%
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 1 144A VR
    1.160%                         07/03/03       1,000          1,000,000
New York Metropolitan Transportation
  Authority Revenue Certificates (STARS)
  Series 6 144A VR
    1.160%                         07/07/03       1,000          1,000,000
New York State Dormitory Authority
  Revenue Bonds Series 144A PS
    1.200%                         08/07/03       5,995          5,995,000
New York State Thruway Authority
  General Revenue Bonds Series A BANS
    1.125%                         03/25/04       5,000          5,000,918
New York State Thruway Authority
  Second General Highway & Bridge
  Trust Fund Certificates (STARS)
  Series 4 144A VR
    1.130%                         07/03/03       1,015          1,015,000
                                                            --------------
                                                                14,010,918
                                                            --------------
NORTH CAROLINA -- 0.4%
Charlotte, North Carolina, Certificates of
  Participation (Convention Facility
  Project) Series E
    4.500%                         12/01/03       4,630          4,695,329
                                                            --------------
OHIO -- 0.6%
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2002 Program) Series A VR
    0.950%                         07/07/03       5,360          5,360,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2003 Program) Series A VR
    0.950%                         07/03/03       2,050          2,050,000
                                                            --------------
                                                                 7,410,000
                                                            --------------
OKLAHOMA -- 0.3%
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    1.050%                         07/07/03       3,035          3,035,000
                                                            --------------
OREGON -- 0.5%
Eugene, Oregon, Electric Utility Revenue
  Bonds (Eagle) Series 2003002 144A,
  Class A VR
    1.050%                         07/03/03       5,880          5,880,000
                                                            --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 4.2%
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    0.990%                         07/03/03     $25,000     $   25,000,000
Pennsylvania State Turnpike Revenue
  Bonds (Commonwealth Turnpike)
  Series A-3 VR
    0.950%                         07/07/03      10,000         10,000,000
Philadelphia, Pennsylvania, Water &
  Wastewater Revenue Bonds VR
    0.900%                         07/02/03      13,780         13,780,000
                                                            --------------
                                                                48,780,000
                                                            --------------
TENNESSEE -- 0.1%
Metropolitan Government of Nashville &
  Davidson County, Tennessee, Health &
  Educational Facilities Board Revenue
  Bonds (Ascension Health) PS
    1.250%                         01/05/04       1,200          1,200,000
                                                            --------------
TEXAS -- 12.4%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 8 144A VR
    1.060%                         07/07/03       5,000          5,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 13 144A PS
    1.200%                         10/01/03       6,000          6,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 15 144A PS
    1.200%                         08/27/03      15,925         15,925,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    1.550%                         08/15/03      10,000         10,000,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A PS
    1.250%                         08/07/03       6,095          6,095,000
Lower Colorado River Authority, Texas
  Transmission Certificates (STARS)
  Series 3 144A VR
    1.180%                         07/03/03       1,500          1,500,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
    1.200%                         07/07/03      17,600         17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
    1.100%                         07/02/03      11,000         11,000,000
Texas Higher Education Authority Revenue
  Bonds Series B VR
    1.050%                         07/07/03      10,310         10,310,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    1.100%                         07/07/03      25,200         25,200,000

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas State General Obligation Bonds
  (Eagle) Series 200030026 144A,
  Class A VR
    1.050%                         07/03/03     $ 2,410     $    2,410,000
Texas State TRANS
    2.750%                         08/29/03      25,000         25,063,332
Texas State Turnpike Authority, Central
  Texas Turnpike System Revenue Bonds
  (Eagle) Series 20030008 144A,
  Class A VR
    1.050%                         07/03/03       9,900          9,900,000
                                                            --------------
                                                               146,003,332
                                                            --------------
UTAH -- 0.3%
Utah Transit Authority Sales Tax &
  Transportation Revenue Bonds VR
    0.850%                         07/07/03       4,000          4,000,000
                                                            --------------
VIRGINIA -- 2.4%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    1.150%                         07/07/03      22,600         22,600,000
Loudoun County, Virginia, Industrial
  Development Authority Revenue Bonds
  (Howard Hughes Medical Institute
  Issues) Series F VR
    0.900%                         07/07/03       5,500          5,500,000
                                                            --------------
                                                                28,100,000
                                                            --------------
WASHINGTON -- 1.5%
Issaquah, Washington, Community
  Properties Special Revenue Bonds
  Series A VR
    1.050%                         07/07/03      15,000         15,000,000
Washington State General Obligation
  Bonds Series 144A VR
    1.060%                         07/03/03       2,285          2,285,000
                                                            --------------
                                                                17,285,000
                                                            --------------
WEST VIRGINIA -- 1.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 12 144A PS
    1.130%                         07/02/03      15,000         15,000,000
                                                            --------------
WISCONSIN -- 3.1%
Antigo Unified School District, Wisconsin
  TRANS
    2.150%                         10/30/03       4,900          4,906,058
Burlington Area School District, Wisconsin
  TRANS
    2.125%                         09/22/03       6,500          6,507,632
Elkhorn Area School District, Wisconsin
  TRANS
    2.000%                         08/22/03       3,100          3,101,824
Howard-Suamico School District,
  Wisconsin TRANS
    2.000%                         08/22/03       2,500          2,501,580

                       See Notes to Financial Statements.
12

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                       PAR
YIELD/RATE                         MATURITY     (000)           VALUE+
----------                         --------    --------     --------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    1.040%                         07/07/03     $ 2,000     $    2,000,000
Monona Grove School District, Wisconsin
  TRANS
    2.000%                         10/30/03       1,800          1,802,344
Oconomowoc Area School District,
  Wisconsin TRANS
    2.000%                         09/24/03       7,000          7,004,969
Palmyra-Eagle Area School District,
  Wisconsin (Jefferson, Waukesha &
  Walworth Counties) BANS
    1.500%                         01/01/04       5,300          5,302,908
Pewaukee School District, Wisconsin
  TRANS
    2.000%                         09/11/03       2,900          2,902,530
                                                            --------------
                                                                36,029,845
                                                            --------------
WYOMING -- 1.0%
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron, Inc. Project)
  VR
    0.900%                         07/01/03      11,950         11,950,000
                                                            --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,154,894,441)                                      1,154,894,441
                                                            --------------

                                                SHARES          VALUE+
                                              ---------     --------------

TEMPORARY INVESTMENTS -- 1.4%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                           7,713,161     $    7,713,161
Dreyfus Tax-Exempt Cash Management
  #264                                            9,332              9,332
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio           9,002,526          9,002,526
                                                            --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $16,725,019)                                            16,725,019
                                                            --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,171,619,460)                                      1,171,619,460
                                                            --------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                             3,452,460
Dividends payable                                                 (793,232)
Accrued expenses                                                  (398,896)
                                                            --------------
                                                                 2,260,332
                                                            --------------
NET ASSETS -- 100.0%
Applicable to 865,006,459 Institutional Shares,
  209,716,619 N Shares, and 99,341,678
  Service Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                     $1,173,879,792
                                                            ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                               $1.00
                                                                     =====

----------
+ See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 6/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

AGENCY OBLIGATIONS -- 1.7%
Federal National Mortgage Association
    6.000%                         05/15/08     $   195       $    225,423
    5.500%                         03/15/11       3,900          4,431,738
                                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,007,192)                                              4,657,161
                                                              ------------
ASSET-BACKED SECURITIES -- 15.7%
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                         11/12/08       2,000          2,080,231
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                         07/25/33       3,365          3,409,054
Bank One Issuance Trust Series 2002-A2,
  Class A2
    4.160%                         01/15/08       1,350          1,415,906
Bank One Issuance Trust Series 2003-C1,
  Class C1
    4.540%                         09/15/10       2,000          2,076,157
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                         04/15/13         111            111,718
Capital One Multi-Asset Execution Trust
  Series 2003-C2, Class C2
    4.320%                         04/15/09       2,700          2,680,975
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11       1,895          1,931,305
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                         11/16/09       3,080          3,614,940
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07       1,600          1,769,960
Credit Card Receivable Trust
  Series 1998-IA 144A, Class A
    6.478%                         12/22/04       1,399          1,468,017
Green Tree Financial Corp. Series 1999-5,
  Class A4
    7.330%                         04/01/31       2,400          2,460,154
MBNA Master Credit Card Trust
  Series 1999-M 144A, Class C
    7.450%                         04/16/07       1,400          1,494,507
Morgan Stanley ABS Capital I
  Series 2003-HE1, Class A3
    1.400%                         06/27/33       2,050          2,050,000
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                         06/10/07       3,500          3,667,685
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
    1.685%                         05/25/33       2,620          2,618,363
Structured Asset Securities Corp.
  Series 2002-23 XS, Class A3
    4.580%                         11/25/32       4,622          4,676,164
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                         12/20/07       1,895          1,930,368


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

ASSET-BACKED SECURITIES (CONTINUED)
William Street Funding Corp. Series 2003-1
  144A, Class A
    1.620%                         04/23/06     $ 2,600       $  2,602,093
                                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $41,287,361)                                            42,057,597
                                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.9%
Chase Mortgage Finance Corp.
  Series 1993-L, Class 1A11
   11.685%                         10/25/09       2,459          2,478,129
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    3.588%                         11/25/08       1,216          1,213,702
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   13.961%                         11/25/08         409            411,678
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                         11/25/08         246            246,968
Countrywide Funding Corp. Series 1994-5,
  Class A7F
    3.408%                         03/25/09       2,915          2,910,044
Countrywide Funding Corp. Series 1994-5,
  Class A7S
   13.126%                         03/25/09       1,097          1,105,268
Countrywide Funding Corp. Series 1994-5,
  Class A7T
    9.000%                         03/25/09         696            699,141
CS First Boston Mortgage Securities Corp.
  Series 1998-C1, Class AX IO
    1.249%                         05/17/40      51,028          2,481,612
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                         11/12/31       1,668          1,792,881
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class A1
    7.013%                         11/28/11       1,139          1,154,408
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2 144A, Class CP IO
    1.364%                         11/15/04      51,000            905,301
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                         07/01/23         336             49,399
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                         10/15/07       2,135          2,350,147
Federal Home Loan Mortgage Corp.
  Series 2100, Class GA
    6.000%                         04/15/12       1,264          1,286,233
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                         10/15/17       5,105          5,283,637
Federal National Mortgage Association
  Series 1993-197, Class SB
   12.032%                         10/25/08       1,197          1,319,784
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                         03/25/27       7,380            456,237

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    9.000%                         04/25/22     $ 1,250       $  1,123,531
Federal National Mortgage Association
  Series 1998-61, Class PB
    5.500%                         12/25/08         162            164,841
Federal National Mortgage Association
  Series 1998-T1, Class A
    8.154%                         12/28/28         558            597,456
Federal National Mortgage Association
  Series 1999-55, Class PA
    7.000%                         06/18/13          24             24,260
Federal National Mortgage Association
  Series 2001-60, Class PQ
    5.500%                         10/25/20       6,000          6,004,829
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                         11/25/15       3,000          3,146,771
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                         11/25/17       1,000          1,035,410
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                         05/25/18       1,500          1,518,894
Federal National Mortgage Association
  Series 2003-57, Class KL
    3.500%                         03/25/09       1,715          1,740,347
J.P. Morgan Commercial Mortgage
  Finance Corp. Series 1999-C7, Class X IO
    0.775%                         10/15/35      81,710          2,312,237
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                         09/15/19       1,786          2,023,060
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                         06/15/20       1,953          2,169,642
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                         03/17/32         780            794,710
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                         02/15/30          37             37,943
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                         07/15/30       2,775          3,201,108
Norwest Asset Securities Corp.
  Series 1998-6, Class A15
    6.750%                         04/25/28         642            641,441
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
    6.600%                         02/25/11       4,754          4,819,485
Residential Accredit Loans, Inc.
  Series 2001-QS10, Class NB4
    6.750%                         08/25/31       3,181          3,252,162
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28       5,212            625,381
                                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $61,234,973)                                            61,378,077
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

MORTGAGE-BACKED SECURITIES-- 3.3%
Federal Home Loan Mortgage Corp.
  Pool #C00515
    7.500%                         05/01/27     $    81       $     86,372
Federal National Mortgage Association#
    5.000%                         12/15/33       2,320          2,358,787
Federal National Mortgage Association
  Pool #124783
    10.500%                        12/01/16           9             10,716
Federal National Mortgage Association
  Pool #305189
    9.000%                         01/01/25          13             14,158
Federal National Mortgage Association
  Pool #305555
    9.000%                         01/01/25          24             26,721
Federal National Mortgage Association
  Pool #306031
    9.000%                         02/01/25          65             72,251
Federal National Mortgage Association
  Pool #306674
    9.000%                         03/01/25          13             14,701
Federal National Mortgage Association
  Pool #317306
    9.000%                         07/01/25          43             47,931
Federal National Mortgage Association
  Pool #338001
    9.000%                         10/01/25           2              1,904
Federal National Mortgage Association
  Pool #585727
    6.000%                         05/01/16       2,991          3,122,335
Federal National Mortgage Association
  Pool #695910
    5.000%                         05/01/18       1,040          1,081,010
Government National Mortgage
  Association Pool #326150
    7.000%                         09/15/23          64             68,101
Government National Mortgage
  Association Pool #333668
    7.000%                         07/15/23         131            138,933
Government National Mortgage
  Association Pool #345039
    7.000%                         09/15/23         197            209,743
Government National Mortgage
  Association Pool #345536
    7.000%                         01/15/24         135            143,340
Government National Mortgage
  Association Pool #351638
    7.000%                         06/15/23         212            225,765
Government National Mortgage
  Association Pool #377553
    7.000%                         07/15/25         146            155,214
Government National Mortgage
  Association Pool #383330
    7.000%                         07/15/25          78             82,568
Government National Mortgage
  Association Pool #391901
    7.000%                         07/15/25          71             75,621
Government National Mortgage
  Association Pool #397755
    7.000%                         05/15/24         149            158,886

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #406568
    7.000%                         07/15/25     $   336       $    356,600
Government National Mortgage
  Association Pool #407660
    7.000%                         07/15/25         215            227,818
Government National Mortgage
  Association Pool #780023
    7.000%                         09/15/24         182            193,630
Government National Mortgage
  Association Pool #780389
    9.000%                         08/15/09          37             40,565
                                                              ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $8,606,315)                                              8,913,670
                                                              ------------
CORPORATE BONDS -- 40.2%
ELECTRIC -- 1.1%
Constellation Energy Corp.
    6.125%                         09/01/09       1,000          1,126,090
Exelon Generation Co., L.L.C.
    6.950%                         06/15/11       1,000          1,162,196
FPL Group Capital, Inc.
    3.250%                         04/11/06         700            718,885
                                                              ------------
                                                                 3,007,171
                                                              ------------
FINANCE - BANK -- 4.7%
Bank of America Corp. a
    5.250%                         02/01/07       2,000          2,199,378
Manufacturers & Traders Trust Co.
    8.000%                         10/01/10       2,080          2,574,010
Mercantile Bancorp, Inc.
    7.050%                         06/15/04       1,670          1,762,316
Union Planters Corp.
    7.750%                         03/01/11       1,750          2,125,937
Washington Mutual Bank F.A.
    5.500%                         01/15/13       1,920          2,096,947
Wells Fargo & Co.
    6.375%                         08/01/11       1,525          1,783,446
                                                              ------------
                                                                12,542,034
                                                              ------------
FINANCE - NON-BANK -- 13.2%
American Express Credit Corp.
    3.000%                         05/16/08       1,835          1,849,728
CIT Group, Inc.
    7.750%                         04/02/12         710            847,961
Countrywide Home Loan, Inc.
    4.250%                         12/19/07       1,760          1,850,644
EOP Operating L.P.
    8.375%                         03/15/06         260            298,290
ERP Operating L.P.
    7.100%                         06/23/04       2,500          2,627,140
Ford Motor Credit Corp.
    7.375%                         02/01/11         700            724,756
    7.250% a                       10/25/11       1,620          1,668,065
General Electric Capital Corp.
    5.000%                         06/15/07       1,860          2,027,058
General Motors Acceptance Corp.
    4.500%                         07/15/06       1,100          1,107,293
    6.875%                         09/15/11       2,000          2,009,786

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Goldman Sachs Group, Inc.
    7.625%                         08/17/05     $ 2,200       $  2,480,405
Household Finance Corp.
    6.400%                         06/17/08       2,005          2,291,208
International Lease Finance Corp.
    4.000%                         01/17/06       2,500          2,571,072
John Hancock Financial Services Corp.
    5.625%                         12/01/08       2,320          2,580,937
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06         810            905,544
    4.000%                         01/22/08       1,115          1,163,264
Morgan Stanley Dean Witter & Co.
    7.125%                         08/15/03       2,300          2,315,898
    5.625%                         01/20/04         535            547,894
National Rural Utilities Cooperative
  Finance Corp.
    5.750%                         08/28/09       1,900          2,105,641
Simon Property Group L.P.
    5.375%                         08/28/08         840            904,604
Textron Financial Corp.
    5.875%                         06/01/07       2,400          2,615,122
                                                              ------------
                                                                35,492,310
                                                              ------------
INDUSTRIAL -- 13.8%
AOL Time Warner, Inc.
    6.875%                         05/01/12       1,235          1,412,755
Boeing Capital Corp. a
    6.500%                         02/15/12       1,270          1,434,611
Comcast Cable Communications, Inc.
    7.125%                         06/15/13         625            731,845
Comcast Corp.
    5.300%                         01/15/14         690            711,340
ConAgra Foods, Inc.
    6.750%                         09/15/11         975          1,143,305
Delphi Auto Systems Corp.
    6.550%                         06/15/06       1,000          1,073,640
Federated Department Stores, Inc.
    8.500%                         06/01/10       2,000          2,503,582
Gannett Co., Inc.
    5.500%                         04/01/07       1,250          1,376,241
General Electric Co.
    5.000%                         02/01/13         265            280,442
General Mills, Inc.
    6.000%                         02/15/12       2,305          2,606,699
Goodrich Corp.
    6.450%                         12/15/07       1,200          1,306,236
H.J. Heinz Co.
    6.000%                         03/15/08       1,700          1,936,725
John Deere Capital Corp.
    5.100%                         01/15/13       1,500          1,585,951
Kellogg Co.
    2.875%                         06/01/08       1,200          1,192,913
Kroger Co.
    5.500%                         02/01/13       1,500          1,586,294
Lockheed Martin Corp.
    7.250%                         05/15/06       2,650          3,019,919
News America, Inc. a
    6.625%                         01/09/08       1,120          1,277,744

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
PHH Corp.
    6.000%                         03/01/08     $ 1,055       $  1,135,719
Safeway, Inc.
    6.850%                         09/15/04       3,805          4,020,245
TCI Communications, Inc.
    8.750%                         08/01/15         570            740,448
Unilever Capital Corp.
    6.875%                         11/01/05       1,740          1,943,500
Viacom, Inc.
    7.700%                         07/30/10       1,460          1,809,886
Walt Disney Co.
    6.750%                         03/30/06       1,000          1,114,297
Wyeth
    5.250%                         03/15/13       1,000          1,058,722
                                                              ------------
                                                                37,003,059
                                                              ------------
NATURAL GAS -- 0.8%
Duke Energy Field Services
    7.875%                         08/16/10       1,380          1,663,735
Enron Corp.**
    6.625%                         11/15/05       2,255            422,812
                                                              ------------
                                                                 2,086,547
                                                              ------------
OIL -- 3.4%
Anadarko Petroleum Corp.
    5.000%                         10/01/12       1,860          1,964,878
Burlington Resources Finance Co.
    5.600%                         12/01/06       1,800          1,990,467
ChevronTexaco Capital Corp.
    3.375%                         02/15/08       2,215          2,289,524
PEMEX Finance, Ltd.
    5.720%                         11/15/03         366            371,343
Phillips Petroleum Co.
    8.500%                         05/25/05       2,300          2,591,983
                                                              ------------
                                                                 9,208,195
                                                              ------------
TELEPHONES -- 2.8%
AT&T Wireless Services, Inc.
    7.875%                         03/01/11       1,310          1,549,886
France Telecom S.A.
    9.250%                         03/01/11         880          1,109,465
Verizon Global Funding Corp.
    6.125%                         06/15/07       1,100          1,239,580
Verizon Wireless Capital L.L.C.
    5.375%                         12/15/06       1,300          1,429,207
Vodafone Group P.L.C.
    7.750%                         02/15/10       1,830          2,255,307
                                                              ------------
                                                                 7,583,445
                                                              ------------
TRANSPORTATION -- 0.4%
Burlington Northern Santa Fe Corp.
    6.750%                         07/15/11         690            809,167
CSX Corp.
    6.750%                         03/15/11         145            169,077
                                                              ------------
                                                                   978,244
                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $101,418,187)                                          107,901,005
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

YANKEE BONDS -- 1.6%
Banco Santander Chile
    7.375%                         07/18/12     $ 2,730       $  3,063,082
United Mexican States a
    6.375%                         01/16/13       1,000          1,062,500
                                                              ------------
TOTAL YANKEE BONDS
  (Cost $3,711,831)                                              4,125,582
                                                              ------------
U.S. TREASURY OBLIGATIONS -- 13.1%
U.S. TREASURY BILLS* -- 0.1%
    1.080%                         10/23/03         140            139,618
                                                              ------------
U.S. TREASURY NOTES -- 13.0%
    6.500% a                       08/15/05       2,441          2,705,507
    5.750% a                       11/15/05         665            732,098
    7.000%                         07/15/06      10,660         12,323,962
    3.500% a                       11/15/06       1,000          1,054,415
    6.000%                         08/15/09      11,740         13,851,826
    5.000% a                       02/15/11       3,765          4,227,244
                                                              ------------
                                                                34,895,052
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $34,843,017)                                            35,034,670
                                                              ------------

                                               SHARES
                                              ---------
TEMPORARY INVESTMENTS -- 1.0%
Goldman Sachs Financial Square
  Money Market Portfolio                      1,316,056          1,316,056
J.P. Morgan Institutional Prime
  Money Market Portfolio                      1,457,659          1,457,659
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,773,715)                                              2,773,715
                                                              ------------

                                                  PAR
                                                 (000)
                                                -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES  LOANED -- 6.4%
COMMERCIAL PAPER -- 1.1%
Crown Point Capital Co.
    1.250%                         07/14/03     $ 2,767          2,762,266
                                                              ------------
MEDIUM-TERM NOTES -- 1.0%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03       2,751          2,751,082
                                                              ------------
TIME DEPOSITS -- 4.3%
Caisse des Depots et Consignations
    1.375%                         07/01/03       3,439          3,438,853
Svenska Handelsbanken AB
    1.438%                         07/01/03       3,439          3,438,853
UBS A.G.
    1.375%                         07/01/03       4,696          4,695,680
                                                              ------------
                                                                11,573,386
                                                              ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $17,086,734)                                            17,086,734
                                                              ------------
TOTAL INVESTMENTS -- 105.9%
  (Cost $274,969,325)                                          283,928,211
                                                              ------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (5.9%)
Interest receivable and other assets                          $  3,195,583
Receivable for securities sold                                   6,044,694
Receivable for capital stock sold                                  379,739
Payable upon return of collateral on securities loaned         (17,086,734)
Payable for securities purchased                                (7,322,904)
Payable for capital stock redeemed                                 (69,189)
Dividends payable                                                 (761,139)
Accrued expenses                                                  (148,339)
                                                              ------------
                                                               (15,768,289)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 24,047,216 Institutional Shares,
  998,000 N Shares, 310,885 A Shares,
  and 62,387 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $268,159,922
                                                              ------------
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($253,697,168/24,047,216)                                         $10.55
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($10,525,699/998,000)                           $10.55
                                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  A SHARE ($3,278,857/310,885)                                      $10.55
                                                                    ======
MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($10.55/0.965) (NOTE 5)                                   $10.93
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($658,198/62,387)                                     $10.55
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Security pledged as collateral for futures contracts.
** Security in default.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $16,754,711, and the total market value of the collateral held by the portfolio is $17,086,734.
#  Represents a "to-be-announced" (TBA) transaction.
IO -- Interest Only Security.
PO -- Principal Only Security.

                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

ASSET-BACKED SECURITIES -- 15.8%
AESOP Funding II, L.L.C. Series 2002-1A
  144A, Class A1
    3.850%                         10/20/06     $32,100       $  2,179,625
Americredit Automobile Receivables
  Trust Series 2001-D, Class A4
    4.410%                         11/12/08       1,910          1,986,621
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                         07/25/33       2,310          2,340,242
Bank One Issuance Trust Series 2002-A2,
  Class A2
    4.160%                         01/15/08       2,480          2,601,072
Bank One Issuance Trust Series 2003-C1,
  Class C1
    4.540%                         09/15/10       2,000          2,076,157
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A8
    6.480%                         12/26/09       2,000          2,293,592
California Infrastructure Southern
  California Edison Co. Series 1997-1,
  Class A7
    6.420%                         12/26/09       1,190          1,359,516
Capital One Multi-Asset Execution Trust
  Series 2003-C2, Class C2
    4.320%                         04/15/09       2,300          2,283,794
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11       1,450          1,477,779
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07       2,195          2,428,164
Green Tree Financial Corp. Series 1999-5,
  Class A4
    7.330%                         04/01/31       2,200          2,255,141
MBNA Master Credit Card Trust
  Series 1999-M 144A, Class C
    7.450%                         04/16/07       1,530          1,633,282
Morgan Stanley ABS Capital I
  Series 2003-HE1, Class A3
    1.400%                         06/27/33       1,700          1,700,000
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                         06/10/07       2,000          2,095,820
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
    1.685%                         05/25/33       2,250          2,248,594
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                         12/20/07       1,450          1,477,063
William Street Funding Corp.
  Series 2003-1 144A, Class A
    1.620%                         04/23/06       2,400          2,401,932
                                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $33,931,639)                                            34,838,394
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.0%
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    3.588%                         11/25/08     $   635       $    633,908
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   13.961%                         11/25/08         213            215,016
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                         11/25/08         128            128,990
CS First Boston Mortgage Securities
  Corp. Series 1998-C1, Class AX IO
    1.249%                         05/17/40      44,899          2,183,553
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                         11/12/31       3,514          3,776,563
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class A1
    7.013%                         11/28/11         152            153,921
Federal Home Loan Mortgage Corp.
  Series 199, Class IO
    6.500%                         08/01/28       1,660            179,107
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                         05/15/26       4,773          5,154,689
Federal Home Loan Mortgage Corp.
  Series 1875, Class SA IO
   44.888%                         09/15/03         407             10,809
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
    6.000%                         05/15/14       2,412          2,522,282
Federal Home Loan Mortgage Corp.
  Series 2390, Class PW
    6.000%                         04/15/15       5,195          5,451,450
Federal Home Loan Mortgage Corp.
  Series 2443, Class TD
    6.500%                         10/15/30       2,425          2,517,441
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.000%                         06/25/22         490            452,948
Federal National Mortgage Association
  Series 1993-197, Class SB
   12.032%                         10/25/08       1,549          1,707,955
Federal National Mortgage Association
  Series 1993-210, Class S
   10.094%                         11/25/23         136            136,100
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                         03/25/27       3,733            230,783
Federal National Mortgage Association
  Series 2001-60, Class PQ
    5.500%                         10/25/20       2,385          2,386,920
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                         11/25/15       7,000          7,342,466
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                         11/25/17       5,522          5,717,531
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                         05/25/18       1,500          1,518,894

                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                         09/25/42     $ 2,200       $  2,239,875
J.P. Morgan Commercial Mortgage Finance
  Corp. Series 1999-C7, Class X IO
    0.775%                         10/15/35      74,071          2,096,079
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                         09/15/19         967          1,095,413
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                         02/15/30         335            342,944
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                         07/15/30       1,270          1,465,012
Norwest Asset Securities Corp.
  Series 1999-15, Class A1
    6.250%                         06/25/14       1,298          1,324,740
PNC Mortgage Securities Corp.
  Series 1998-9, Class 2A2 PO
    6.439%                         09/25/13         307            300,424
PNC Mortgage Securities Corp.
  Series 1998-11, Class 2A2 PO
    6.478%                         11/25/13         679            666,641
PNC Mortgage Securities Corp.
  Series 1999-2, Class 5X IO
    6.250%                         02/25/14         683             39,513
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
    7.250%                         06/25/08         687            689,659
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28       2,492            299,004
Wells Fargo Mortgage-Backed Securities
  Trust Series 2002-8, Class 2A3
    6.000%                         05/25/17       2,100          2,156,500
                                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $53,846,044)                                            55,137,130
                                                              ------------
MORTGAGE-BACKED SECURITIES -- 8.9%
Federal National Mortgage Association#
    4.500%                         12/15/18       1,380          1,408,678
    4.500%                         12/15/33       4,500          4,459,219
    5.000%                         12/15/33       6,690          6,801,848
Federal National Mortgage Association
  Pool #250888
    7.000%                         04/01/12         277            295,007
Federal National Mortgage Association
  Pool #305555
    9.000%                         01/01/25          25             27,304
Federal National Mortgage Association
  Pool #359740
    7.000%                         10/01/26          37             38,565
Federal National Mortgage Association
  Pool #364248
    7.000%                         01/01/27         126            133,467
Federal National Mortgage Association
  Pool #364731
    7.000%                         12/01/26          17             18,461

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #442138
    8.000%                         11/15/26     $   619       $    670,868
Government National Mortgage
  Association Pool #555127
    7.000%                         09/15/31       1,517          1,602,828
Government National Mortgage
  Association Pool #780167
    7.000%                         12/15/24       1,765          1,878,038
Government National Mortgage
  Association Pool #781040
    7.500%                         11/15/17       2,135          2,284,241
                                                              ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $19,351,326)                                            19,618,524
                                                              ------------
CORPORATE BONDS -- 31.3%
ELECTRIC -- 2.2%
Constellation Energy Group, Inc.
    7.600%                         04/01/32         375            452,229
Duke Capital Corp.
    8.000%                         10/01/19       1,000          1,160,875
Exelon Generation Co., L.L.C.
    6.950%                         06/15/11       2,000          2,324,392
Public Service Electric & Gas Co.
    6.500%                         05/01/04       1,000          1,043,315
                                                              ------------
                                                                 4,980,811
                                                              ------------
FINANCE - BANK -- 4.6%
BankAmerica Capital II
    8.000%                         12/15/26         835            980,479
Manufacturers & Traders Trust Co.
    8.000%                         10/01/10       2,000          2,475,010
Mercantile Bancorp, Inc.
    7.050%                         06/15/04       1,500          1,582,918
Royal Bank of Scotland Group P.L.C.
    5.000%                         10/01/14       1,160          1,219,806
Union Planters Corp.
    7.750%                         03/01/11       1,215          1,476,008
Wells Fargo & Co.
    6.375%                         08/01/11       2,175          2,543,604
                                                              ------------
                                                                10,277,825
                                                              ------------
FINANCE - NON-BANK -- 9.8%
American Express Credit Corp.
    3.000%                         05/16/08          30             30,241
Anadarko Finance Co.
    7.500%                         05/01/31       1,000          1,260,350
Boston Properties, Inc.
    6.250%                         01/15/13       1,000          1,097,047
CIT Group, Inc.
    7.750%                         04/02/12         130            155,260
EOP Operating L.P.
    7.750%                         11/15/07       1,570          1,840,586
ERP Operating L.P.
    7.100%                         06/23/04       3,500          3,677,996
Ford Motor Credit Corp.
    5.800%                         01/12/09         675            671,636
General Electric Capital Corp.
    5.000%                         06/15/07       1,700          1,852,687

                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
General Motors Acceptance Corp.
    4.500%                         07/15/06     $ 1,485       $  1,494,846
Goldman Sachs Group, Inc.
    7.625%                         08/17/05       2,000          2,254,914
    6.125%                         02/15/33       1,000          1,076,169
Household Finance Corp.
    6.500%                         11/15/08         500            575,576
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06         350            391,285
    4.000%                         01/22/08         350            365,150
Morgan Stanley
    5.300%                         03/01/13         300            319,458
Morgan Stanley Dean Witter & Co.
    7.125%                         08/15/03       1,500          1,510,368
Simon Property Group L.P.
    5.375%                         08/28/08         740            796,913
Textron Financial Corp.
    5.875%                         06/01/07       2,065          2,250,094
                                                              ------------
                                                                21,620,576
                                                              ------------
INDUSTRIAL -- 9.3%
Boeing Co.
    8.750%                         09/15/31         590            814,933
Comcast Cable Communications, Inc.
    7.125%                         06/15/13         875          1,024,583
Comcast Corp.
    5.300%                         01/15/14         600            618,556
ConAgra Foods, Inc.
    6.750%                         09/15/11       1,425          1,670,985
Ford Motor Co.
    7.500%                         08/01/26         490            449,251
General Mills, Inc.
    6.000%                         02/15/12       1,000          1,130,889
General Motors Corp.
    8.375%                         07/15/33       1,100          1,079,705
Goodrich Corp.
    6.450%                         12/15/07         600            653,118
    7.625%                         12/15/12         935          1,068,376
H.J. Heinz Co.
    6.000%                         03/15/08       1,000          1,139,250
John Deere Capital Corp.
    5.100%                         01/15/13       1,345          1,422,070
Kinder Morgan, Inc.
    6.500%                         09/01/12       1,000          1,148,320
Kroger Co.
    6.800%                         04/01/11         500            571,305
Lockheed Martin Corp.
    7.250%                         05/15/06       1,425          1,623,919
News America, Inc. Series 144A
    6.550%                         03/15/33         750            800,469
PHH Corp.
    6.000%                         03/01/08       1,000          1,076,511
Procter & Gamble Co. - Guaranteed ESOP
  Debentures, Series A
    9.360%                         01/01/21         500            703,382
TCI Communications, Inc.
    8.750%                         08/01/15         500            649,515

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Time Warner, Inc.
    9.125%                         01/15/13     $   880       $  1,129,352
Viacom, Inc.
    5.625%                         05/01/07         495            551,359
    7.875%                         07/30/30       1,000          1,310,852
                                                              ------------
                                                                20,636,700
                                                              ------------
NATURAL GAS -- 0.1%
Enron Corp.**a
    6.950%                         07/15/28       1,415            265,313
                                                              ------------
OIL -- 1.1%
Burlington Resources Finance Co.
    6.500%                         12/01/11       1,500          1,755,607
Conoco, Inc.
    6.950%                         04/15/29         335            404,380
PEMEX Finance, Ltd.
    5.720%                         11/15/03         171            173,294
                                                              ------------
                                                                 2,333,281
                                                              ------------
TELEPHONES -- 2.8%
AT&T Wireless Services, Inc.
    7.875%                         03/01/11         850          1,005,651
France Telecom S.A.
    9.250%                         03/01/11       1,000          1,260,756
Verizon Global Funding Corp.
    6.125%                         06/15/07       1,480          1,667,799
Verizon Wireless Capital, L.L.C.
    5.375%                         12/15/06       1,000          1,099,390
Vodafone Group P.L.C.
    7.750%                         02/15/10         860          1,059,871
                                                              ------------
                                                                 6,093,467
                                                              ------------
TRANSPORTATION -- 1.4%
Burlington Northern Santa Fe Corp.
    7.950%                         08/15/30         700            911,936
CSX Corp.
    7.250%                         05/01/27       1,745          2,083,565
Federal Express Corp.
    6.720%                         01/15/22           3              2,971
                                                              ------------
                                                                 2,998,472
                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $63,583,266)                                            69,206,445
                                                              ------------
MUNICIPAL BONDS -- 2.1%
Arizona Agricultural Improvement &
  Power District Electrical Systems
  Revenue Bonds (Salt River Project)
  Series B
    5.000%                         01/01/31       3,450          3,609,218
Jefferson County, Alabama, Sewer
  Revenue Bonds (Capital Improvement
  Warrants) Series D
    5.000%                         02/01/42         980          1,008,057
                                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $4,532,287)                                              4,617,275
                                                              ------------

                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

YANKEE BONDS -- 1.3%
Banco Santander Chile
    7.375%                         07/18/12     $ 1,610       $  1,806,433
United Mexican States a
    6.375%                         01/16/13       1,030          1,094,375
                                                              ------------
TOTAL YANKEE BONDS
  (Cost $2,624,851)                                              2,900,808
                                                              ------------
U.S. TREASURY OBLIGATIONS -- 16.7%
U.S. TREASURY BILLS* -- 0.1%
    1.130%                         08/28/03          50             49,935
    1.120%                         09/11/03          45             44,926
                                                              ------------
                                                                    94,861
                                                              ------------
U.S. TREASURY BONDS -- 7.9%
    8.750%                         08/15/20         375            574,380
    8.000%                         11/15/21       7,825         11,338,613
    7.250%                         08/15/22       4,099          5,554,948
                                                              ------------
                                                                17,467,941
                                                              ------------
U.S. TREASURY NOTES -- 8.7%
    7.875%                         11/15/04         150            163,752
    6.500% a                       08/15/05       1,295          1,435,326
    5.750% a                       11/15/05         665            732,098
    7.000%                         07/15/06         545            630,071
    3.500% a                       11/15/06         980          1,033,327
    6.000%                         08/15/09         825            973,404
    5.000% a                       02/15/11       2,830          3,177,450
    4.875%                         02/15/12         500            555,938
    4.000%                         11/15/12      10,150         10,565,125
                                                              ------------
                                                                19,266,491
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $36,329,913)                                            36,829,293
                                                              ------------

                                                SHARES
                                              ---------
TEMPORARY INVESTMENTS -- 3.6%
Goldman Sachs Financial Square
  Money Market Portfolio                      4,092,042          4,092,042
J.P. Morgan Institutional Prime
  Money Market Portfolio                      3,869,460          3,869,460
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,961,502)                                              7,961,502
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.5%
MEDIUM-TERM NOTES -- 0.5%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03     $ 1,072          1,072,019
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(CONTINUED)
TIME DEPOSITS -- 2.0%
Caisse des Depots et Consignations
    1.375%                         07/01/03     $ 1,340       $  1,340,023
Svenska Handelsbanken AB
    1.438%                         07/01/03       1,340          1,340,023
UBS A.G.
    1.375%                         07/01/03       1,805          1,805,229
                                                              ------------
                                                                 4,485,275
                                                              ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $5,557,294)                                              5,557,294
                                                              ------------
TOTAL INVESTMENTS -- 107.2%
  (Cost $227,718,122)                                          236,666,665
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (7.2%)
Interest receivable and other assets                             2,277,939
Receivable for securities sold                                   5,641,136
Receivable for capital stock sold                                   22,283
Payable upon return of collateral on securities loaned          (5,557,294)
Payable for securities purchased                               (17,527,643)
Payable for capital stock redeemed                                (194,329)
Dividends payable                                                 (400,925)
Accrued expenses                                                  (125,228)
                                                              ------------
                                                               (15,864,061)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 20,364,723 Institutional Shares,
  483,484 N Shares, 90,382 A Shares,
  and 57,820 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $220,802,604
                                                              ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($214,159,644/20,364,723)                                         $10.52
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($5,084,424/483,484)                            $10.52
                                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($950,486/90,382)                                     $10.52
                                                                    ======
MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($10.52/0.955) (NOTE 5)                                   $11.02
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($608,050/57,820)                                     $10.52
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Securities pledged as collateral for futures contracts.
** Security in default.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $5,425,248, and the total market value of the collateral held by the portfolio is $5,557,294.
#  Represents "to-be-announced" (TBA) transactions.
IO -- Interest Only Security.
PO -- Principal Only Security.

                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

AGENCY OBLIGATIONS -- 33.4%
AID-Peru
    9.980%                         08/01/08     $ 1,870        $ 2,201,211
Farmers Home Administration
    9.000%                         03/14/17         404            404,463
Federal Home Loan Bank
    1.875%                         06/15/06       3,000          3,009,954
Federal Home Loan Mortgage Corp.
    6.250%                         07/15/04       1,000          1,053,060
    5.125%                         10/15/08       2,500          2,796,525
    7.000%                         03/15/10         495            607,628
    5.500%                         09/15/11       2,500          2,839,080
    6.000%                         05/25/12       2,380          2,474,415
    5.125%                         07/15/12       2,000          2,210,526
Federal National Mortgage Association
    5.250%                         04/15/07       2,000          2,224,688
    6.250%                         02/01/11         750            866,249
    5.500%                         03/15/11       3,180          3,613,571
    6.000%                         05/15/11       2,500          2,927,437
Private Export Funding Corp.
    7.030%                         10/31/03       1,650          1,682,969
Rowan Cos., Inc.
    6.150%                         07/01/10       2,750          3,120,147
Small Business Administration Participation
  Certificates Series 1997-10C, Class 1
    6.950%                         05/01/07         473            483,561
                                                               -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $29,597,498)                                            32,515,484
                                                               -----------
ASSET-BACKED SECURITIES -- 10.6%
AESOP Funding II, L.L.C. Series 2002-1A
  144A, Class A1
    3.850%                         10/20/06       1,500          1,556,875
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                         11/12/08       1,000          1,040,116
Bank One Issuance Trust Series 2002-A2,
  Class A2
    4.160%                         01/15/08       1,480          1,552,253
California Infrastructure Southern California
  Edison Co. Series 1997-1, Class A7
    6.420%                         12/26/09       1,260          1,439,488
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                         11/16/09         210            246,473
Contimortgage Home Equity Loan Trust
  Series 1997-4, Class A7
    6.630%                         09/15/16       1,264          1,284,241
Indymac Home Equity Loan Asset-Backed
  Trust Series 2001-B, Class AF5
    7.005%                         04/25/31       1,000          1,025,281
Structured Asset Securities Corp.
  Series 2002-23 XS, Class A3
    4.580%                         11/25/32       1,624          1,643,031
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                         12/20/07         490            499,145
                                                               -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $10,054,868)                                            10,286,903
                                                               -----------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.6%
CS First Boston Mortgage Securities Corp.
  Series 1998-C1, Class AX IO
    1.249%                         05/17/40     $10,201        $   496,101
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                         07/01/23         255             37,376
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
    6.500%                         04/01/29         549             62,552
Federal National Mortgage Association
  Grantor Trust Series 2002-T3, Class B
    5.763%                         12/25/11       2,000          2,280,791
Federal National Mortgage Association
  Grantor Trust Series 2002-T11, Class IO
    0.946%                         04/25/12      34,376          1,971,260
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                         03/25/27       2,517            155,632
Federal National Mortgage Association
  Series 1998-T1, Class A
    8.154%                         12/28/28         452            483,931
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.379%                         11/17/18       1,500          1,760,659
Federal National Mortgage Association
  Series 2001-T2, Class A
    5.780%                         11/25/10       2,457          2,718,717
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                         11/25/17       1,200          1,242,491
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                         09/25/42       1,500          1,527,188
First Union-Lehman Brothers Commercial
  Series 1997-C2, Class A3
    6.650%                         11/18/29       2,000          2,274,187
Government National Mortgage Association
  Series 2001-12, Class A
    5.430%                         01/16/15       1,423          1,527,599
Government National Mortgage Association
  Series 2002-28, Class A
    4.776%                         02/16/18         742            785,951
Government National Mortgage Association
  Series 2003-5, Class A
    3.202%                         04/16/19       2,439          2,489,529
J.P. Morgan Commercial Mortgage Finance
  Corp. Series 1999-C7, Class X IO
    0.775%                         10/15/35      32,205            911,339
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                         03/17/32       1,000          1,018,859
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28       2,071            248,468
                                                               -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $21,407,375)                                            21,992,630
                                                               -----------

                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

MORTGAGE-BACKED SECURITIES -- 2.4%
Federal Home Loan Mortgage Corp.
  Pool #865008
    5.970%                         02/01/18     $    11        $    11,091
Federal National Mortgage Association
  Pool #8217
   11.000%                         12/01/15         323            361,325
Government National Mortgage Association
  Pool #8720
    5.625%                         10/20/25          45             46,770
Government National Mortgage Association
  Pool #162989
    9.000%                         05/15/16           4              4,041
Government National Mortgage Association
  Pool #227125
    9.000%                         07/15/17          13             14,820
Government National Mortgage Association
  Pool #346458
    8.000%                         03/15/23          51             55,450
Government National Mortgage Association
  Pool #352110
    7.000%                         08/15/23         561            596,813
Government National Mortgage Association
  Pool #442138
    8.000%                         11/15/26         501            543,541
Government National Mortgage Association
  Pool #780389
     9.000%                        08/15/09         689            748,904
                                                               -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $2,238,633)                                              2,382,755
                                                               -----------
U.S. TREASURY OBLIGATIONS -- 28.7%
U.S. TREASURY BILLS* -- 0.0%
    1.155%                         07/17/03          10              9,996
    1.120%                         09/11/03          20             19,967
                                                               -----------
                                                                    29,963
                                                               -----------
U.S. TREASURY BONDS -- 8.4%
    7.625%                         02/15/25       2,500          3,555,372
    5.500%                         08/15/28       4,100          4,613,304
                                                               -----------
                                                                 8,168,676
                                                               -----------
U.S. TREASURY NOTES -- 14.0%
    7.875%                         11/15/04       2,350          2,565,448
    5.750% a                       11/15/05       1,530          1,684,375
    7.000%                         07/15/06       4,400          5,086,814
    6.500%                         10/15/06       1,390          1,597,414
    6.000%                         08/15/09         465            548,646
    4.375%                         08/15/12       2,000          2,145,080
                                                               -----------
                                                                13,627,777
                                                               -----------
U.S. TREASURY STRIPS -- 6.3%
    0.000%                         11/15/09       7,500          6,137,932
                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $26,998,894)                                            27,964,348

                                                               -----------

                                                SHARES            VALUE+
                                                -------        -----------

TEMPORARY INVESTMENTS -- 1.9%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio                 911,477        $   911,477
J.P. Morgan Institutional Prime
  Money Market Portfolio                        990,440            990,440
                                                               -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,901,917)                                              1,901,917
                                                               -----------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 1.8%
MEDIUM-TERM NOTES -- 0.4%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03     $   334            333,879
                                                               -----------
TIME DEPOSITS -- 1.4%
Caisse des Depots et Consignations
    1.375%                         07/01/03         417            417,348
Svenska Handelsbanken AB
    1.438%                         07/01/03         417            417,349
UBS A.G.
    1.375%                         07/01/03         562            562,236
                                                               -----------
                                                                 1,396,933
                                                               -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $1,730,812)                                              1,730,812
                                                               -----------
TOTAL INVESTMENTS -- 101.4%
  (Cost $93,929,997)                                            98,774,849
                                                               -----------
OTHER ASSETS AND LIABILITIES -- (1.4%)
Interest receivable and other assets                             1,091,145
Receivable for capital stock sold                                  121,801
Payable upon return of collateral on securities loaned          (1,730,812)
Payable for securities purchased                                  (503,536)
Payable for capital stock redeemed                                (229,932)
Dividends payable                                                  (24,376)
Accrued expenses                                                   (54,173)
                                                               -----------
                                                                (1,329,883)
                                                               -----------
NET ASSETS -- 100.0%
Applicable to 4,027,782 Institutional Shares,
  1,169,622 N Shares, 166,128 A Shares,
  and 84,707 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                        $97,444,966
                                                               ===========

                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($72,038,448/4,027,782)                                           $17.89
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($20,920,208/1,169,622)                         $17.89
                                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($2,971,283/166,128)                                  $17.89
                                                                    ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($17.89/0.965) (NOTE 5)                               $18.54
                                                                    ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,515,027/84,707)                                   $17.89
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Securities pledged as collateral for futures contracts.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $1,695,200, and the total market value of the collateral held by the portfolio is $1,730,812.
IO -- Interest Only Security.
PO -- Principal Only Security.

                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS -- 88.9%
CABLE & MEDIA -- 4.7%
Charter Communications Holdings, L.L.C.
    8.625%                         04/01/09      $  400        $   290,000
CSC Holdings, Inc. Series B
    7.625%                         04/01/11         800            812,000
Insight Midwest L.P.
   10.500%                         11/01/10         400            441,000
Lin Television Corp. Series 144A
    6.500%                         05/15/13         250            250,625
Sinclair Broadcast Group Series 144A
    8.000%                         03/15/12         725            777,562
                                                               -----------
                                                                 2,571,187
                                                               -----------
CONSUMER CYCLICAL -- 7.6%
Argosy Gaming Co.
    9.000%                         09/01/11         500            542,500
Autonation, Inc.
    9.000%                         08/01/08         400            446,000
Ingles Markets, Inc.
    8.875%                         12/01/11         250            252,812
Ingles Markets, Inc. Series 144A
    8.875%                         12/01/11         285            288,206
Intrawest Corp.
   10.500%                         02/01/10         550            594,000
MGM Mirage, Inc.
    9.750%                         06/01/07         525            598,500
Park Place Entertainment Corp.
    8.125%                         05/15/11         600            661,500
Smithfield Foods, Inc. Series 144A
    7.750%                         05/15/13         207            223,043
Station Casinos, Inc.
    8.875%                         12/01/08         580            611,900
                                                               -----------
                                                                 4,218,461
                                                               -----------
CONSUMER - NON-CYCLICAL -- 11.7%
Aviall, Inc. Series 144A
    7.625%                         07/01/11         165            168,094
Boyd Gaming Corp.
    7.750%                         12/15/12         350            373,187
Constellation Brands, Inc. Series B
    8.125%                         01/15/12         440            477,400
Corus Entertainment, Inc.
    8.750%                         03/01/12         250            270,000
Dimon, Inc. Series 144A
    7.750%                         06/01/13         290            299,425
Extended Stay America, Inc.
    9.875%                         06/15/11         475            513,000
Host Marriott L.P. Series I
    9.500%                         01/15/07         625            675,000
Jarden Corp.
    9.750%                         05/01/12         200            215,000
Mandalay Resort Group
    9.375%                         02/15/10         510            578,850
Phillips Van-Heusen Corp. Series 144A
    8.125%                         05/01/13          75             77,344
Playtex Products, Inc.
    9.375%                         06/01/11         625            628,125
Potlatch Corp.
   10.000%                         07/15/11         575            641,125


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
CONSUMER-NON-CYCLICAL (CONTINUED)
Scotts Co.
    8.625%                         01/15/09      $  650        $   698,750
Unifi, Inc. Series B
    6.500%                         02/01/08         290            249,762
Warnaco, Inc. Series 144A
    8.875%                         06/15/13         550            572,000
                                                               -----------
                                                                 6,437,062
                                                               -----------
ENERGY -- 8.3%
Chesapeake Energy Corp.
    7.750%                         01/15/15         900            965,250
Compton Petroleum Corp.
    9.900%                         05/15/09         500            552,500
Frontier Escrow Corp. Series 144A
    8.000%                         04/15/13         500            525,000
Gulfterra Energy Partners
   10.625%                         12/01/12         375            435,000
Houston Exploration Co. Series 144A
    7.000%                         06/15/13         510            529,125
Pioneer Natural Resources Co.
    9.625%                         04/01/10         500            620,898
Pogo Producing Co. Series B
    8.250%                         04/15/11         200            222,500
Westport Resources Corp. Series 144A
    8.250%                         11/01/11         250            275,000
XTO Energy, Inc.
    7.500%                         04/15/12         400            456,000
                                                               -----------
                                                                 4,581,273
                                                               -----------
FINANCE -- 4.1%
Arch Western Finance Series 144A
    6.750%                         07/01/13         400            412,000
Corrections Corp. of America
    7.500%                         05/01/11         140            147,000
LNR Property Corp. Series 144A
    7.625%                         07/15/13         550            558,250
Sovereign Bancorp, Inc.
   10.500%                         11/15/06         960          1,154,400
                                                               -----------
                                                                 2,271,650
                                                               -----------
HEALTHCARE -- 5.0%
Rotech Healthcare, Inc.
    9.500%                         04/01/12         790            815,675
Senior Housing Properties Trust
    7.878%                         04/15/15         600            615,000
Tenet Healthcare Corp.
    7.375%                         02/01/13         375            363,750
Ventas Reality L.P./Ventas Capital Corp.
    9.000%                         05/01/12         375            410,625
Vicar Operating, Inc.
    9.875%                         12/01/09         500            550,000
                                                               -----------
                                                                 2,755,050
                                                               -----------
INDUSTRIAL - CYCLICAL -- 19.5%
Apogent Technologies, Inc. Series 144A
    6.500%                         05/15/13         230            238,625
Ball Corp.
    6.875%                         12/15/12         500            532,500


                       See Notes to Financial Statements.
26

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL - CYCLICAL (CONTINUED)
Cummins, Inc. Series 144A
    9.500%                         12/01/10      $  970        $ 1,105,800
Forest City Enterprises
    7.625%                         06/01/15         325            342,469
Georgia Pacific Corp. Series 144A
    9.375%                         02/01/13         625            692,187
Hollinger International Publishing Corp.
    9.000%                         12/15/10         575            618,125
Iron Mountain, Inc.
    7.750%                         01/15/15         375            398,437
    6.625%                         01/01/16         250            247,500
JLG Industries, Inc. Series 144A
    8.250%                         05/01/08         275            280,500
Lear Corp. Series B
    8.110%                         05/15/09         250            287,500
Lyondell Chemical Co. Series 144A
   10.500%                         06/01/13         550            552,750
Marsh Supermarket, Inc. Series B
    8.875%                         08/01/07         375            351,563
Navistar International Series B
    8.000%                         02/01/08         500            502,500
Oxford Industries, Inc. Series 144A
    8.875%                         06/01/11         500            527,500
Rent-A-Center, Inc. Series 144A
    7.500%                         05/01/10         375            395,625
Royal Caribbean Cruises, Ltd.
    8.000%                         05/15/10         250            261,250
Speedway Motorsports, Inc. Series 144A
    6.750%                         06/01/13         100            104,000
Tembec Industries, Inc.
    8.500%                         02/01/11         375            373,125
Terex Corp. Series B
   10.375%                         04/01/11         350            388,500
Texas Industries, Inc. Series 144A
   10.250%                         06/15/11         510            535,500
United Rentals N.A., Inc. Series B
   10.750%                         04/15/08         850            932,875
United States Steel Corp.
    9.750%                         05/15/10         560            571,200
Wolverine Tube, Inc.
   10.500%                         04/01/09         500            540,000
                                                               -----------
                                                                10,780,031
                                                               -----------

INDUSTRIAL - NON-CYCLICAL & SERVICES -- 27.1%
Abitibi-Consolidated, Inc.
    5.250%                         06/20/08         155            152,181
Allied Waste N.A., Inc. Series B
   10.000%                         08/01/09         500            533,750
Alltrista Corp.
    9.750%                         05/01/12         375            403,125
Bowater, Inc. Series 144A
    6.500%                         06/15/13         650            617,828
Calpine Canada Energy Finance U.L.C.
    8.500%                         05/01/08         425            333,625
CP Ships, Ltd.
   10.375%                         07/15/12         315            353,194
D.R. Horton, Inc.
    6.875%                         05/01/13         375            396,562


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL - NON-CYCLICAL & SERVICES (CONTINUED)
Dana Corp.
    9.000%                         08/15/11      $  500        $   543,750
Del Monte Corp. Series 144A
    8.625%                         12/15/12         650            692,250
Esterline Technologies Series 144A
    7.750%                         06/15/13         145            149,350
Felcor Lodging L.P.
    9.500%                         09/15/08         625            648,438
General Motors Corp.
    7.125%                         07/15/13         490            488,074
IPSCO, Inc. Series 144A
    8.750%                         06/01/13         500            512,500
Jefferson Smurfit Corp. Series 144A
    7.500%                         06/01/13         560            574,000
KB Home
    9.500%                         02/15/11         500            568,125
L-3 Communications Corp. Series 144A
    6.125%                         07/15/13         325            329,875
Mobile Mini, Inc. Series 144A
    9.500%                         07/01/13         500            520,000
Norske Skog Canada, Ltd.
    8.625%                         06/15/11         375            393,750
Overseas Shipholding Group Series 144A
    8.250%                         03/15/13         375            391,875
Pilgrim's Pride Corp.
    9.625%                         09/15/11         375            402,188
Prime Hospitality Corp. Series B
    8.375%                         05/01/12         955            921,575
PSEG Energy Holdings, Inc.
    8.625%                         02/15/08         375            403,587
    8.500%                         06/15/11         500            538,439
R.H. Donnelley Finance Corp. I Series 144A
    8.875%                         12/15/10         175            194,250
    10.875%                        12/15/12         425            497,250
Remington Arms Co., Inc. Series 144A
    10.500%                        02/01/11         125            131,250
Rhodia S.A. Series 144A
    8.875%                         06/01/11         535            556,400
Sequa Corp. Series 144A
    8.875%                         04/01/08         440            462,000
Standard Pacific Corp.
    8.500%                         04/01/09         250            266,250
Star Gas Partners L.P. Series 144A
    10.250%                        02/15/13         520            543,400
Steel Dynamics, Inc.
    9.500%                         03/15/09         510            536,775
Steinway Musical Instruments, Inc.
    8.750%                         04/15/11         375            376,875
Thomas & Betts Corp.
    7.250%                         06/01/13         530            532,650
                                                               -----------
                                                                14,965,141
                                                               -----------
TELECOMMUNICATIONS -- 0.9%
Telecorp PCS, Inc.
   10.625%                         07/15/10         423            512,888
                                                               -----------
TOTAL CORPORATE BONDS
  (Cost $46,990,286)                                            49,092,743
                                                               -----------

                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COMMERCIAL PAPER-- 5.8%
Park Ave. Receivables Corp.
    1.300%                         07/01/03      $1,600        $ 1,600,000
Windmill Funding Corp.
    1.300%                         07/01/03       1,600          1,600,000
                                                               -----------
TOTAL COMMERCIAL PAPER
  (Cost $3,200,000)                                              3,200,000
                                                               -----------


                                               SHARES
                                              ---------
TEMPORARY INVESTMENTS -- 5.6%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio                      1,580,271          1,580,271
Dreyfus Cash Management Plus #719             1,545,961          1,545,961
                                                               -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,126,232)                                              3,126,232
                                                               -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $53,316,518)                                            55,418,975
                                                               -----------
OTHER ASSETS AND LIABILITIES -- (0.3%)
Interest receivable and other assets                               855,730
Receivable for securities sold                                     374,072
Receivable for capital stock sold                                  217,695
Payable for securities purchased                                (1,603,401)
Payable for capital stock redeemed                                    (155)
Accrued expenses                                                   (21,969)
                                                               -----------
                                                                  (178,028)
                                                               -----------
NET ASSETS -- 100.0%
Applicable to 4,379,553 Institutional
  Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                        $55,240,947
                                                               ===========

NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($55,240,947/4,379,553)                                     $12.61
                                                                    ======

----------
+ See Note 2a to the Financial Statements.


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS -- 98.0%
ALABAMA -- 1.6%
Alabama Drinking Water Finance Authority
  Revenue Bonds (Revolving Fund Loan)
  Series A
    5.000%                         08/15/14      $3,145        $ 3,493,183
Marshall County, Alabama, Health Care
  Authority Revenue Bonds Series A
    6.250%                         01/01/22         770            830,476
                                                               -----------
                                                                 4,323,659
                                                               -----------
ARIZONA -- 8.0%
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                         07/01/08       2,700          3,106,836
    5.500%                         07/01/09       5,000          5,827,200
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                         07/01/16       4,945          6,083,833
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                         07/01/12       1,000          1,090,740
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                         07/01/14       1,000          1,123,140
University of Arizona Certificates of
  Participation Series A
    4.125%                         06/01/07         750            811,718
    5.250%                         06/01/10       3,505          4,038,706
                                                               -----------
                                                                22,082,173
                                                               -----------
CALIFORNIA -- 11.9%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series A
    5.000%                         05/01/08       2,500          2,800,625
    5.500%                         05/01/08       2,500          2,790,750
    5.750%                         05/01/17       5,000          5,550,250
California State General Obligation Bonds
    5.000%                         02/01/17       3,250          3,396,477
    5.250%                         02/01/19       2,000          2,105,480
Los Angeles County, California, Unified
  School District General Obligation
  Bonds
    5.500%                         07/01/12       5,000          5,871,300
Los Angeles County, California, Unified
  School District General Obligation
  Bonds Series A
    5.250%                         07/01/12       1,000          1,154,900
    5.375%                         07/01/18       1,000          1,122,880
    5.000%                         01/01/28       4,000          4,192,400
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
    6.000%                         12/01/20       3,450          3,819,461
                                                               -----------
                                                                32,804,523
                                                               -----------


ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
CONNECTICUT -- 1.1%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                         11/01/12      $2,550        $ 3,025,091
                                                               -----------
DELAWARE -- 0.4%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.700%                         01/01/19       1,000          1,137,290
                                                               -----------
FLORIDA -- 3.7%
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Series 3A
    5.800%                         10/01/18       1,080          1,160,600
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Subseries D
    5.250%                         10/01/09       1,000          1,010,710
    5.300%                         10/01/10       1,000          1,010,830
    5.375%                         10/01/11       1,720          1,738,937
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
    5.750%                         04/01/14       1,000          1,170,240
Orlando, Florida, Utilities Commission
  Water & Electric Revenue Bonds
    5.400%                         10/01/09       4,090          4,216,913
                                                               -----------
                                                                10,308,230
                                                               -----------
GEORGIA -- 2.3%
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center Project)
    5.500%                         09/01/09       1,855          2,172,020
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.000%                         06/01/16       1,500          1,818,360
    6.250%                         06/01/17       1,000          1,227,890
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
    6.250%                         04/01/18       1,000          1,223,080
                                                               -----------
                                                                 6,441,350
                                                               -----------
ILLINOIS -- 10.9%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                         01/01/22       2,265          2,662,689
Cook County, Illinois, Glencoe School
  District No. 035 General Obligation
  Bonds
    5.750%                         12/01/16       1,210          1,401,724
Du Page County, Illinois, Community Unit
  School District No. 200 General
  Obligation Bonds (Wheaton) Series B
    5.000%                         11/01/17       2,000          2,183,680
    5.250%                         11/01/18       2,250          2,502,023


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
    6.250%                         11/15/14      $2,500        $ 2,838,625
    6.375%                         11/15/15       1,580          1,781,845
Illinois Health Facilities Authority Revenue
  Bonds (Elmhurst Memorial Healthcare)
    6.250%                         01/01/17       5,000          5,678,300
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                         06/15/20       1,000          1,118,140
Kane, Cook & Du Page Counties, Illinois,
  School District No. 46 (Elgin)
  Educational Purposes Tax Anticipation
  Warrants
    2.250%                         11/28/03       4,000          4,020,320
Metropolitan Pier & Exposition Authority
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  Series B
    5.000%                         06/15/21       1,000          1,056,990
Rockford, Illinois, School District No. 205
  (Winnebago & Boone Counties) Tax
  Anticipation Warrants
    2.780%                         10/30/03       1,000          1,003,730
    3.100%                         10/31/03       4,000          4,019,400
                                                               -----------
                                                                30,267,466
                                                               -----------
INDIANA -- 2.9%
Anderson, Indiana, Economic
  Development Revenue Bonds
  (Anderson University Project)
    5.000%                         10/01/07       1,010          1,031,462
    5.000%                         10/01/08       1,015          1,041,644
Indiana Bond Bank Revenue Bonds
  (Guarantee State Revolving Fund)
    6.000%                         02/01/16       2,205          2,305,680
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                         08/01/14       3,170          3,761,966
                                                               -----------
                                                                 8,140,752
                                                               -----------
IOWA -- 0.7%
Iowa Higher Education Loan Authority
  Revenue Anticipation Notes (Clarke
  College) Series B
    3.300%                         05/24/04       1,850          1,872,607
                                                               -----------
KANSAS -- 0.8%
Kansas State Development Finance
  Authority Public Water Supply Revenue
  Bonds
    5.200%                         04/01/12       1,000          1,131,120
Olathe, Kansas, Health Facilities Revenue
  Bonds (Olathe Medical Center Project)
  Series A
    5.375%                         09/01/08       1,000          1,139,400
                                                               -----------
                                                                 2,270,520
                                                               -----------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY -- 0.2%
Hartford County, Kentucky, School District
  Financial Corp. School Building
  Revenue Bonds
    5.700%                         06/01/20      $  550        $   622,226
                                                               -----------
MAINE -- 0.4%
Maine Health & Higher Educational
  Facilities Authority Revenue Bonds
  Series A
    5.000%                         07/01/22       1,000          1,044,930
                                                               -----------
MASSACHUSETTS -- 7.2%
Lowell, Massachusetts, General
  Obligation Bonds
    6.000%                         02/15/14       1,160          1,377,686
    6.000%                         02/15/15       1,070          1,270,796
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series C
    6.000%                         07/01/16       1,000          1,132,700
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series D
    5.750%                         07/01/24       1,500          1,602,375
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  (Partners Healthcare) Series E
    3.000%                         07/01/05         750            770,527
Massachusetts State General Obligation
  Bonds Series B
    6.000%                         06/01/15       2,000          2,407,920
    6.000%                         06/01/16       5,000          6,019,800
Massachusetts State General Obligation
  Bonds Series C
    5.375%                         12/01/15         425            501,262
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                         10/01/14       1,000          1,194,330
    6.000%                         10/01/15       2,000          2,388,660
Sterling, Massachusetts, General
  Obligation Bonds
    6.000%                         02/15/18       1,000          1,172,540
                                                               -----------
                                                                19,838,596
                                                               -----------
MICHIGAN -- 4.4%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series A
    5.000%                         11/01/04         735            759,116
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                         11/01/04         935            965,677
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.300%                         11/15/33       2,500          2,793,225


                       See Notes to Financial Statements.
30

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                         05/15/12      $2,380        $ 2,418,556
Rochester, Michigan, Community School
  District General Obligation Bonds
  Series I
    5.500%                         05/01/07       1,240          1,403,035
Saline, Michigan, Area Schools General
  Obligation Bonds Series A
    5.750%                         05/01/16       2,000          2,372,460
Walled Lake, Michigan, Consolidated
  School District General Obligation
  Bonds
    5.750%                         05/01/14       1,290          1,501,431
                                                               -----------
                                                                12,213,500
                                                               -----------
MINNESOTA -- 0.9%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud Hospital
  Obligation Group A)
    5.250%                         05/01/05       1,080          1,155,362
    5.500%                         05/01/15       1,080          1,227,809
                                                               -----------
                                                                 2,383,171
                                                               -----------
MISSISSIPPI -- 0.4%
Mississippi State General Obligation
  Bonds
    5.000%                         06/01/05       1,000          1,070,790
                                                               -----------
MISSOURI -- 4.0%
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (St. Anthony's Medical Center)
    6.000%                         12/01/06       1,445          1,622,952
    6.250%                         12/01/08         750            861,195
    6.250%                         12/01/09       1,725          1,998,464
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    0.950%                         07/01/03       4,000          4,000,000
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation
  Bonds
    5.500%                         03/01/12       1,240          1,422,268
    5.750%                         03/01/17         450            522,266
    5.750%                         03/01/18         655            756,767
                                                               -----------
                                                                11,183,912
                                                               -----------
NEW HAMPSHIRE -- 1.5%
Nashua, New Hampshire, Capital
  Improvements General Obligation
  Bonds Series A
    5.500%                         07/15/16       1,155          1,318,155
    5.500%                         07/15/18       1,500          1,683,660


ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
NEW HAMPSHIRE (CONTINUED)
New Hampshire State Health &
  Educational Facilities Revenue Bonds
  (Concord Hospital)
    5.500%                         10/01/21      $1,000        $ 1,106,410
                                                               -----------
                                                                 4,108,225
                                                               -----------
NEW JERSEY -- 3.4%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                         10/01/13       2,000          2,352,780
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series A
    5.125%                         06/15/08       2,000          2,280,980
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series B
    6.000%                         12/15/18       4,000          4,906,520
                                                               -----------
                                                                 9,540,280
                                                               -----------
NEW YORK -- 8.2%
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
    6.125%                         04/01/16       3,000          3,631,590
    6.125%                         04/01/17       2,000          2,421,060
New York State Environmental Facilities
  Corp. Revenue Bonds Series A
    5.375%                         01/01/16       2,000          2,285,080
New York State Environmental Facilities
  Corp. State Clean Water & Drinking
  Revolving Funds Revenue Bonds
  Series B
    5.875%                         01/15/17       1,000          1,149,755
New York State Thruway Authority
  Highway & Bridge Trust Fund Revenue
  Bonds Series A
    6.000%                         04/01/14       1,000          1,211,220
    6.000%                         04/01/15       1,000          1,180,670
    6.000%                         04/01/16       1,000          1,211,220
New York State Urban Development Corp.
  Correctional & Youth Facilities Services
  Revenue Bonds Series C
    5.000%                         01/01/11       2,000          2,232,560
Suffolk County, New York, Longwood
  Central School District General
  Obligation Bonds
    5.625%                         06/15/08       1,080          1,259,744
    5.625%                         06/15/09       1,580          1,865,743
    5.700%                         06/15/14       1,670          2,013,135
    5.700%                         06/15/15       1,895          2,284,366
                                                               -----------
                                                                22,746,143
                                                               -----------


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA -- 0.8%
Charlotte, North Carolina, Storm Water
  Fee Revenue Bonds
    5.650%                         06/01/14      $1,000        $ 1,190,350
Union County, North Carolina, Certificates
  of Participation
    4.000%                         06/01/12       1,000          1,063,170
                                                               -----------
                                                                 2,253,520
                                                               -----------
OHIO -- 12.3%
Cuyahoga County, Ohio, General Obligation
  Bonds
    5.750%                         12/01/15       4,000          4,679,640
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth
  System Project) Series A
    5.500%                         02/15/12       1,000          1,163,790
    6.150%                         02/15/29       5,000          5,270,950
Franklin County, Ohio, Development
  Revenue Bonds (American Chemical
  Society Project)
    5.500%                         10/01/12       4,600          5,129,598
Franklin County, Ohio, Revenue Bonds
  (Online Computer Library Center)
    5.000%                         04/15/11       1,000          1,097,800
Hamilton County, Ohio, Sales Tax Revenue
  Bonds Subseries B
    5.750%                         12/01/17       4,000          4,671,000
Ohio State Turnpike Commission Revenue
  Bonds Series A
    5.500%                         02/15/12       3,160          3,313,007
Ohio State University General Receipts
  Revenue Bonds Series A
    6.000%                         12/01/17       1,000          1,185,880
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                         12/01/20       5,000          6,028,572
University of Akron General Receipts
  Revenue Bonds
    5.750%                         01/01/12       1,295          1,497,797
                                                               -----------
                                                                34,038,034
                                                               -----------
PENNSYLVANIA -- 5.3%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                         01/01/15       1,000          1,153,530
    6.000%                         01/01/17       5,500          6,428,235
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    0.990%                         07/03/03       5,500          5,500,000
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.200%                         11/15/09       1,335          1,533,194
                                                               -----------
                                                                14,614,959
                                                               -----------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 0.8%
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                         08/01/16      $1,000       $  1,186,740
Puerto Rico Public Buildings Authority
  Revenue Bonds Series D
    5.375%                         07/01/14         825            972,048
                                                              ------------
                                                                 2,158,788
                                                              ------------
SOUTH CAROLINA -- 0.4%
South Carolina State Public Service
  Authority Revenue Bonds Series A
    5.250%                         01/01/15       1,000          1,137,450
                                                              ------------
TEXAS -- 1.1%
Texas Technical University Financing
  Systems Revenue Bonds Series 7
    5.500%                         08/15/15       1,000          1,148,430
West Central Texas Municipal Water
  District Revenue Bonds, Water
  Transmission Line Contract
    6.750%                         11/01/03       2,000          2,038,500
                                                              ------------
                                                                 3,186,930
                                                              ------------
VIRGINIA -- 0.9%
Norfolk, Virginia, Water System Revenue
  Bonds
    5.875%                         11/01/15       2,300          2,557,347
                                                              ------------
WASHINGTON -- 1.2%
Snohomish County, Washington, School
  District No. 201 General Obligation
  Bonds
    5.625%                         12/01/07       2,000          2,300,040
Washington State General Obligation
  Bonds Series A
    6.000%                         09/01/15       1,000          1,059,360
                                                              ------------
                                                                 3,359,400
                                                              ------------
WISCONSIN -- 0.3%
Columbus, Wisconsin, School District
  General Obligation Promissory Notes
    2.450%                         06/15/04         700            708,414
                                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $246,466,326)                                          271,440,276
                                                              ------------

                                               SHARES
                                              ---------
TEMPORARY INVESTMENTS -- 1.0%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                             354,903            354,903
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio           2,339,336          2,339,336
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,694,239)                                              2,694,239
                                                              ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $249,160,565)                                          274,134,515
                                                              ------------


                       See Notes to Financial Statements.
32

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.0%
Interest receivable and other assets                          $  3,363,886
Receivable for capital stock sold                                  152,655
Payable for capital stock redeemed                                  (2,000)
Dividends payable                                                 (745,137)
Accrued expenses                                                  (106,523)
                                                              ------------
                                                                 2,662,881
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 22,471,448 Institutional Shares,
  1,040,820 N Shares, 197,966 A Shares, and
  55,821 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $276,797,396
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($261,719,444/22,471,448)                                         $11.65
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($12,122,129/1,040,820)                         $11.65
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($2,305,693/197,966)                                  $11.65
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($11.65/0.965) (NOTE 5)                                   $12.07
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($650,130/55,821)                                     $11.65
                                                                    ======

----------
+ See Note 2a to the Financial Statements.
VR -- Variable rate demand note; interest rate in effect on 06/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                       See Notes to Financial Statements.

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS -- 97.4%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
  Bonds Series A
    5.625%                         09/01/16      $  500        $   572,370
                                                               -----------
ARIZONA -- 1.9%
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                         07/01/16       2,000          2,460,600
                                                               -----------
CALIFORNIA -- 3.9%
California State Department Water
  Reserve Power Supply Revenue Bonds
  Series A
    5.375%                         05/01/22       2,500          2,607,425
California State General Obligation Bonds
    5.000%                         02/01/32       2,500          2,473,625
                                                               -----------
                                                                 5,081,050
                                                               -----------
COLORADO -- 6.0%
Colorado Water Reserve Power
  Development Authority, Clean Water
  Revenue Bonds Series A
    6.250%                         09/01/16       1,000          1,200,140
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue Bonds
  Series A
    6.000%                         11/01/17       2,370          2,812,194
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General Obligation
  Bonds
    6.000%                         12/01/18       3,170          3,833,830
                                                               -----------
                                                                 7,846,164
                                                               -----------
DELAWARE -- 0.7%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.750%                         01/01/29         750            849,990
                                                               -----------
FLORIDA -- 0.9%
Miami-Dade County, Florida, Expressway
  Authority Toll System Revenue Bonds
    6.000%                         07/01/14       1,000          1,196,830
                                                               -----------
GEORGIA -- 2.7%
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                         01/01/24       1,025          1,096,986
Forsyth County, Georgia, School District
  General Obligation Bonds
    6.000%                         02/01/14       1,000          1,194,960
    6.000%                         02/01/15       1,000          1,191,640
                                                               -----------
                                                                 3,483,586
                                                               -----------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 11.3%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                         01/01/22      $2,000        $ 2,351,160
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                         01/01/19       1,835          2,155,538
    6.000%                         01/01/20       1,000          1,171,950
Illinois Health Facilities Authority Revenue
  Bonds (Elmhurst Memorial Healthcare)
    5.500%                         01/01/22       1,000          1,026,020
    5.625%                         01/01/28       2,000          2,058,520
Illinois State General Obligation Bonds
    6.125%                         01/01/16       5,000          6,000,700
                                                               -----------
                                                                14,763,888
                                                               -----------
INDIANA -- 0.8%
St. Joseph  County, Indiana, Economic
  Development Revenue Bonds (St. Mary's
  College Project)
    5.125%                         04/01/28       1,000          1,043,230
                                                               -----------
MASSACHUSETTS -- 13.7%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                         06/01/16         750            876,787
    6.000%                         06/01/19       1,000          1,179,010
Holden, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                         03/01/16       1,000          1,184,080
Massachusetts Development Finance
  Agency Higher Education Revenue
  Bonds (Smith College Issue)
    5.750%                         07/01/23       1,000          1,198,670
Massachusetts State General Obligation
  Bonds Series B
    6.000%                         06/01/14       3,000          3,611,880
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                         07/01/17       1,000          1,161,830
Pittsfield, Massachusetts, General
  Obligation Bonds
    5.000%                         04/15/19       1,000          1,084,320
    5.125%                         04/15/22       1,500          1,606,785
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.250%                         10/01/19       5,000          5,950,850
                                                               -----------
                                                                17,854,212
                                                               -----------


                       See Notes to Financial Statements.
34

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 4.6%
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                         05/15/19      $3,000          2,985,540
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                         11/01/14       2,725          2,996,056
                                                               -----------
                                                                 5,981,596
                                                               -----------
MINNESOTA -- 3.2%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud Hospital Obligation
  Group A)
    6.250%                         05/01/19       3,530          4,197,135
                                                               -----------
MISSOURI -- 2.5%
Missouri State Health & Educational
  Facilities Revenue Bonds (St. Anthony's
  Medical Center)
    6.125%                         12/01/19       2,000          2,151,680
    6.250%                         12/01/30       1,000          1,071,310
                                                               -----------
                                                                 3,222,990
                                                               -----------
NEW HAMPSHIRE -- 0.6%
New Hampshire Health & Educational
  Facilities Revenue Bonds (Exeter
  Project)
    6.000%                         10/01/24         750            800,377
                                                               -----------
NEW YORK -- 4.7%
New York City, New York, General
  Obligation Bond Series A
    6.500%                         05/15/17       5,000          6,163,214
                                                               -----------
NORTH CAROLINA -- 7.2%
Broad River, North Carolina Water
  Authority System Revenue Bonds
    5.750%                         06/01/17         635            740,194
    5.375%                         06/01/20       1,000          1,105,180
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    6.000%                         06/01/20       3,175          3,848,862
Harnett County, North Carolina, Certificate
  of Participation
    5.125%                         12/01/23       1,000          1,075,580
Iredell County, North Carolina, Public
  Facilities Corp. Installment Revenue
  Bonds
    6.000%                         06/01/15       2,180          2,642,683
                                                               -----------
                                                                 9,412,499
                                                               -----------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
OHIO -- 10.2%
Akron, Ohio, General Obligation Bonds
    6.500%                         11/01/15      $  865        $ 1,112,918
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                         12/01/14       1,000          1,182,890
Marysville, Ohio, General Obligation Bonds
    6.000%                         12/01/29       1,000          1,225,460
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                         12/01/25       1,500          1,806,137
Rickenbacker, Ohio, Port Authority
  Revenue Bonds Series A
    5.375%                         01/01/32       1,500          1,643,070
Steubenville, Ohio, Hospital Revenue
  Bonds
    6.375%                         10/01/20       1,000          1,079,460
    6.500%                         10/01/30       1,250          1,345,362
University of Akron, Ohio, General
  Receipts Revenue Bonds
    6.000%                         01/01/15       2,235          2,647,872
    6.000%                         01/01/16       1,110          1,306,414
                                                               -----------
                                                                13,349,583
                                                               -----------
OREGON -- 0.9%
Linn County, Oregon, Community School
  District General Obligation Bonds
    6.125%                         06/15/25       1,000          1,212,870
                                                               -----------
PENNSYLVANIA -- 1.8%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue
  Bonds
    6.750%                         07/01/31       1,000            976,670
Erie, Pennsylvania, School District General
  Obligation Bonds
    5.800%                         09/01/29       1,150          1,377,367
                                                               -----------
                                                                 2,354,037
                                                               -----------
RHODE ISLAND -- 1.4%
Cranston, Rhode Island, General Obligation
  Bonds
    6.375%                         11/15/14         500            608,070
    6.375%                         11/15/17       1,000          1,206,380
                                                               -----------
                                                                 1,814,450
                                                               -----------
TENNESSEE -- 0.9%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
    6.000%                         01/01/26       1,000          1,192,740
                                                               -----------
TEXAS -- 13.0%
Birdville, Texas, Independent School
  District General Obligation Bonds
    6.000%                         02/15/21       2,135          2,464,089
Clint, Texas, Independent School District
  General Obligation Bonds
    6.000%                         02/15/16       1,710          2,007,318


                       See Notes to Financial Statements.

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                        PAR
YIELD/RATE                         MATURITY      (000)            VALUE+
----------                         --------      ------        -----------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Texas Children's Hospital Project)
  Series B-1 VR
    0.950%                         07/01/03      $5,000       $  5,000,000
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                         08/15/24       5,000          1,448,550
Lewisville, Texas, Independent School
  District Refunding General Obligation
  Bonds
    6.000%                         08/15/17       3,130          3,662,507
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                         08/15/14       1,000          1,188,110
Tarrant Regional Water District, Texas,
  Water Revenue Bonds
    5.250%                         03/01/20       1,065          1,155,631
                                                              ------------
                                                                16,926,205
                                                              ------------
VIRGINIA -- 4.0%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
    6.000%                         11/01/16       1,000          1,195,310
    6.125%                         11/01/17       2,405          2,884,220
Virginia State Reservoir Authority Clean
  Water Revenue Bonds (State Revolving
  Fund)
    6.000%                         10/01/17       1,000          1,182,550
                                                              ------------
                                                                 5,262,080
                                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $110,892,449)                                          127,041,696
                                                              ------------


                                                SHARES           VALUE+
                                             ----------       ------------

TEMPORARY INVESTMENTS -- 1.5%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                           1,273,393       $  1,273,393
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio             673,034            673,034
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,946,427)                                              1,946,427
                                                              ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $112,838,876)                                          128,988,123
                                                              ------------
OTHER ASSETS AND LIABILITIES -- 1.1%
Interest receivable and other assets                             1,680,478
Receivable for capital stock sold                                  269,180
Payable for capital stock redeemed                                 (35,240)
Dividends payable                                                 (374,076)
Accrued expenses                                                   (61,494)
                                                              ------------
                                                                 1,478,848
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 8,669,377 Institutional Shares,
  2,224,897 N Shares, 430,245 A Shares, and
  89,388 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $130,466,971
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($99,096,321/8,669,377)                                           $11.43
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($25,430,924/2,224,897)                         $11.43
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($4,917,965/430,245)                                  $11.43
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($11.43/0.955) (NOTE 5)                                   $11.97
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,021,761/89,388)                                   $11.43
                                                                    ======

----------
+ See Note 2a to the Financial Statements.
VR -- Variable rate demand note; interest rate in effect on 06/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.


                       See Notes to Financial Statements.
36

                   HARRIS INSIGHT HIGH YIELD SELECT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

MUTUAL FUNDS -- 97.5%
Harris Insight High Yield Bond Fund
  (Cost $17,180,129)                          1,427,332        $17,998,654
                                                               -----------
COMMON STOCK -- 0.6%
DIVERSIFIED FINANCIALS
Medical Office Properties, Inc.*
  (Cost $218,100)                                10,905            109,050
                                                               -----------
TOTAL INVESTMENTS -- 98.1%
  (Cost $17,398,229)                                            18,107,704
                                                               -----------
OTHER ASSETS AND LIABILITIES -- 1.9%
Interest receivable and other assets                               139,866
Receivable for capital stock sold                                  221,139
Payable for capital stock redeemed                                    (197)
Dividends payable                                                   (3,247)
Accrued expenses                                                    (4,439)
                                                               -----------
                                                                   353,122
                                                               -----------

NET ASSETS -- 100.0%
Applicable to 1,023,343 Institutional
  Shares, 18,404 N Shares, and, 6,534 A
  Shares of  beneficial interest outstanding,
  $.001 par value (Note 8)                                     $18,460,826
                                                               -----------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($18,021,606/1,023,343)                                           $17.61
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($324,103/18,404)                               $17.61
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($115,117/6,534)                                      $17.62
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($17.62/0.955) (NOTE 5)                                   $18.45
                                                                    ======

----------
+ See Note 2a to the Financial Statements.
* Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.

                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK -- 96.9%
AEROSPACE & DEFENSE -- 2.2%
Lockheed Martin Corp.                           127,500       $  6,065,175
                                                              ------------
AIR FREIGHT & COURIERS -- 0.7%
FedEx Corp.                                      28,900          1,792,667
                                                              ------------
ALCOHOLIC BEVERAGES -- 0.9%
Anheuser-Busch Cos., Inc.                        50,900          2,598,445
                                                              ------------
AUTOMOBILES -- 2.0%
General Motors Corp. a                          157,000          5,652,000
                                                              ------------
BANKS -- 11.6%
Bank of America Corp.                           100,300          7,926,709
Compass Bancshares, Inc.                         60,300          2,106,279
Huntington Bancshares, Inc.                     127,000          2,479,040
Southtrust Corp.                                213,200          5,799,040
Sovereign Bancorp, Inc.                         126,700          1,982,855
U.S. Bancorp                                    161,100          3,946,950
Wachovia Corp.                                   67,650          2,703,294
Washington Mutual, Inc. a                       135,200          5,583,760
                                                              ------------
                                                                32,527,927
                                                              ------------
CASINOS -- 2.0%
GTECH Holdings Corp.                            148,700          5,598,555
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
Cendant Corp.*                                  297,900          5,457,528
Republic Services, Inc.*                        241,400          5,472,538
Viad Corp.                                      103,500          2,317,365
                                                              ------------
                                                                13,247,431
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 3.2%
Cisco Systems, Inc.*                            439,200          7,330,248
Emulex Corp.* a                                  71,300          1,623,501
                                                              ------------
                                                                 8,953,749
                                                              ------------
COMPUTERS & PERIPHERALS -- 5.6%
Dell Computer Corp.*                            262,400          8,386,304
EMC Corp.*                                      137,600          1,440,672
Hewlett-Packard Co.                             219,300          4,671,090
Lexmark International, Inc. Class A* a           17,400          1,231,398
                                                              ------------
                                                                15,729,464
                                                              ------------
CONTAINERS & PACKAGING -- 0.5%
Pactiv Corp.* a                                  73,000          1,438,830
                                                              ------------
DIVERSIFIED FINANCIALS -- 5.5%
Bear Stearns Cos., Inc. a                        23,500          1,701,870
Capital One Financial Corp. a                    34,000          1,672,120
Fannie Mae                                       77,800          5,246,832
Lehman Brothers Holdings, Inc.                   50,000          3,324,000
Moody's Corp.                                    63,100          3,326,001
                                                              ------------
                                                                15,270,823
                                                              ------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 5.4%
AT&T Corp.                                      116,400       $  2,240,700
CenturyTel, Inc.                                126,900          4,422,465
Sprint Corp. (FON Group)                        133,700          1,925,280
Verizon Communications, Inc.                    165,014          6,509,802
                                                              ------------
                                                                15,098,247
                                                              ------------
ELECTRIC UTILITIES -- 1.1%
Exelon Corp.                                     49,100          2,936,671
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Pride International, Inc.*                       74,400          1,400,208
                                                              ------------
FOOD PRODUCTS -- 1.7%
Dean Foods Co.* a                               152,350          4,799,025
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES-- 5.6%
Beckman Coulter, Inc. a                         128,800          5,234,432
Becton, Dickinson & Co.                         217,900          8,465,415
Hillenbrand Industries, Inc.                     39,800          2,007,910
                                                              ------------
                                                                15,707,757
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
AdvancePCS* a                                   126,200          4,824,626
Invitrogen Corp.*                                35,500          1,362,135
                                                              ------------
                                                                 6,186,761
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Brinker International, Inc.* a                   87,000          3,133,740
CBRL Group, Inc.                                 55,800          2,168,388
Yum! Brands, Inc.*                               72,500          2,143,100
                                                              ------------
                                                                 7,445,228
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 1.6%
General Electric Co.                            159,000          4,560,120
                                                              ------------
INSURANCE -- 5.9%
AFLAC, Inc.                                     163,700          5,033,775
John Hancock Financial Services, Inc.            74,400          2,286,312
MetLife, Inc.                                   208,300          5,899,056
Prudential Financial, Inc.                       97,550          3,282,557
                                                              ------------
                                                                16,501,700
                                                              ------------
IT CONSULTING & SERVICES -- 1.1%
Accenture, Ltd. Class A*                         68,500          1,239,165
Affiliated Computer Services, Inc. Class A* a    40,100          1,833,773
                                                              ------------
                                                                 3,072,938
                                                              ------------
MACHINERY -- 1.0%
Donaldson Co., Inc.                              35,300          1,569,085
Pall Corp.                                       56,700          1,275,750
                                                              ------------
                                                                 2,844,835
                                                              ------------
MEDIA -- 1.6%
AOL Time Warner, Inc.*                          277,000          4,456,930
                                                              ------------


                       See Notes to Financial Statements.
38

                           HARRIS INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
MULTILINE RETAIL -- 2.5%
Dollar General Corp.                            165,925       $  3,029,791
Federated Department Stores, Inc.                79,300          2,922,205
J.C. Penney Co., Inc. (Holding Co.) a            54,000            909,900
                                                              ------------
                                                                 6,861,896
                                                              ------------
OIL & GAS -- 5.0%
Amerada Hess Corp.                               27,100          1,332,778
ConocoPhillips                                   72,000          3,945,600
Exxon Mobil Corp.                               110,300          3,960,873
XTO Energy, Inc.                                236,100          4,747,971
                                                              ------------
                                                                13,987,222
                                                              ------------
PERSONAL PRODUCTS -- 1.3%
Avon Products, Inc.                              58,700          3,651,140
                                                              ------------
PHARMACEUTICALS -- 7.6%
Abbott Laboratories                              72,200          3,159,472
Johnson & Johnson                                63,700          3,293,290
Merck & Co., Inc.                                80,100          4,850,055
Mylan Laboratories, Inc.                         80,250          2,790,293
Pfizer, Inc.                                    209,600          7,157,840
                                                              ------------
                                                                21,250,950
                                                              ------------
ROAD & RAIL -- 1.5%
Burlington Northern Santa Fe Corp.              145,000          4,123,800
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
Intel Corp.                                     153,200          3,184,109
                                                              ------------
SOFTWARE -- 4.1%
Microsoft Corp.                                 318,000          8,143,980
Symantec Corp.*                                  73,500          3,223,710
                                                              ------------
                                                                11,367,690
                                                              ------------
SPECIALTY RETAIL -- 0.8%
Staples, Inc.*                                  114,200          2,095,570
                                                              ------------
TEXTILES & APPAREL -- 1.9%
Liz Claiborne, Inc.                             118,500          4,177,125
V.F. Corp.                                       31,700          1,076,849
                                                              ------------
                                                                 5,253,974
                                                              ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.8%
Vodafone Group P.L.C. ADR                       261,000          5,128,650
                                                              ------------
TOTAL COMMON STOCK
  (Cost $247,205,619)                                          270,790,487
                                                              ------------
TEMPORARY INVESTMENTS -- 3.2%
Dreyfus Cash Management Plus #719             8,423,460          8,423,460
Goldman Sachs Financial Square
  Money Market Portfolio                        475,447            475,447
J.P. Morgan Institutional Prime
  Money Market Portfolio                          5,455              5,455
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,904,362)                                              8,904,362
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.5%
MEDIUM-TERM NOTES -- 1.2%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03      $3,338        $ 3,338,371
                                                               -----------
TIME DEPOSITS -- 5.2%
Caisse des Depots et Consignations
    1.375%                         07/01/03       4,173          4,172,964
Svenska Handelsbanken AB
    1.438%                         07/01/03       4,173          4,172,964
UBS A.G.
    1.375%                         07/01/03       6,121          6,121,063
                                                               -----------
                                                                14,466,991
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 5.1%
American Express Centurion Bank
    1.343%                         01/27/04       2,271          2,270,566
Bear Stearns Co., Inc.
    1.370%                         01/16/04       2,260          2,260,211
Dresdner Bank
    1.775%                         10/06/03         864            864,011
Goldman Sachs Group, Inc.
    1.302%                         03/08/04         232            232,097
Monumental Global Funding II
    1.479%                         05/28/04       1,076          1,077,912
Morgan Stanley
    1.360%                         01/12/04       5,664          5,664,450
National City Bank of Indiana
    1.586%                         11/10/03       2,071          2,071,214
                                                               -----------
                                                                14,440,461
                                                               -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $32,245,823)                                            32,245,823
                                                              ------------
TOTAL INVESTMENTS -- 111.6%
  (Cost $288,355,804)                                          311,940,672
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (11.6%)
Dividends receivable and other assets                              339,917
Receivable for capital stock sold                                   16,688
Payable upon return of collateral on securities loaned         (32,245,823)
Payable for capital stock redeemed                                (296,094)
Accrued expenses                                                  (248,427)
                                                              ------------
                                                               (32,433,739)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 26,993,446 Institutional Shares,
  1,122,533 N Shares,  31,862 A Shares, and
  27,415 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $279,506,933
                                                              ============


                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($267,734,188/26,993,446)                                         $ 9.92
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($11,185,236/1,122,533)                         $ 9.96
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($317,608/31,862)                                     $ 9.97
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($9.97/0.945) (NOTE 5)                                $10.55
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($269,901/27,415.340)                                 $ 9.84
                                                                    ======

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $31,319,553, and the total market value of the collateral held by the portfolio is $32,245,823.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.
40

                         HARRIS INSIGHT CORE EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK -- 97.7%
AEROSPACE & DEFENSE -- 0.4%
Raytheon Co.                                     15,540       $    510,333
                                                              ------------
ALCOHOLIC BEVERAGES -- 0.9%
Anheuser-Busch Cos., Inc.                        21,332          1,088,999
                                                              ------------
AUTO COMPONENTS -- 0.5%
Lear Corp.*                                      13,100            602,862
                                                              ------------
AUTOMOBILES -- 0.8%
General Motors Corp. a                           27,030            973,080
                                                              ------------
BANKS -- 9.9%
Bank of America Corp.                            30,910          2,442,817
Southtrust Corp.                                 55,180          1,500,896
U.S. Bancorp                                    125,620          3,077,690
Wachovia Corp.                                   42,700          1,706,292
Washington Mutual, Inc. a                        46,410          1,916,733
Wells Fargo & Co.                                16,000            806,400
                                                              ------------
                                                                11,450,828
                                                              ------------
BEVERAGES -- 0.9%
Pepsico, Inc.                                    22,199            987,855
                                                              ------------
BIOTECHNOLOGY -- 2.1%
Amgen, Inc.*                                     37,370          2,482,863
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Apollo Group, Inc. Class A*                      24,100          1,488,416
H & R Block, Inc.                                15,200            657,400
                                                              ------------
                                                                 2,145,816
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 3.3%
Cisco Systems, Inc.*                            226,695          3,783,539
                                                              ------------
COMPUTERS & PERIPHERALS -- 3.9%
Dell Computer Corp.*                             77,960          2,491,602
EMC Corp.*                                       93,800            982,086
International Business Machines Corp.            12,810          1,056,825
                                                              ------------
                                                                 4,530,513
                                                              ------------
CONTAINERS & PACKAGING -- 0.9%
Pactiv Corp.* a                                  55,860          1,101,001
                                                              ------------
DIVERSIFIED FINANCIALS -- 6.0%
Capital One Financial Corp. a                    10,612            521,898
Citigroup, Inc.                                  42,004          1,797,771
Countrywide Credit Industries, Inc.              23,400          1,627,938
Fannie Mae                                       18,160          1,224,711
Principal Financial Group, Inc.                  54,100          1,744,725
                                                              ------------
                                                                 6,917,043
                                                              ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 4.3%
SBC Communications, Inc.                         47,058          1,202,332
Sprint Corp. (FON Group)                         42,000            604,800
Verizon Communications, Inc.                     79,802          3,148,189
                                                              ------------
                                                                 4,955,321
                                                              ------------
ELECTRIC UTILITIES -- 1.8%
Southern Co.                                     68,180          2,124,489
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING -- 3.0%
Costco Wholesale Corp.*                          36,400       $  1,332,240
Wal-Mart Stores, Inc.                            39,925          2,142,775
                                                              ------------
                                                                 3,475,015
                                                              ------------
FOOD PRODUCTS -- 1.2%
Campbell Soup Co.                                13,500            330,750
Dean Foods Co.* a                                32,350          1,019,025
                                                              ------------
                                                                 1,349,775
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
Beckman Coulter, Inc. a                          31,660          1,286,662
Becton, Dickinson & Co.                          62,370          2,423,075
Medtronic, Inc. a                                30,470          1,461,646
Stryker Corp.                                    10,500            728,385
                                                              ------------
                                                                 5,899,768
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
AdvancePCS* a                                    35,300          1,349,519
Caremark Rx, Inc.*                               64,700          1,661,496
Invitrogen Corp.*                                15,800            606,246
                                                              ------------
                                                                 3,617,261
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
CBRL Group, Inc.                                 44,500          1,729,270
Starbucks Corp.*                                 18,350            449,942
Yum! Brands, Inc.*                               31,700            937,052
                                                              ------------
                                                                 3,116,264
                                                              ------------
HOUSEHOLD PRODUCTS -- 2.3%
Procter & Gamble Co.                             29,920          2,668,266
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 4.0%
General Electric Co.                            161,952          4,644,783
                                                              ------------
INSURANCE -- 5.1%
AFLAC, Inc.                                      33,529          1,031,016
American International Group, Inc. a             17,738            978,783
Fidelity National Financial, Inc. a              35,450          1,090,442
John Hancock Financial Services, Inc.            17,260            530,400
MetLife, Inc. a                                  80,600          2,282,592
                                                              ------------
                                                                 5,913,233
                                                              ------------
IT CONSULTING & SERVICES -- 2.9%
Affiliated Computer Services, Inc. Class A* a    32,200          1,472,506
Electronic Data Systems Corp.                    27,300            585,585
First Data Corp. a                               17,000            704,480
Fiserv, Inc.*                                    18,090            644,185
                                                              ------------
                                                                 3,406,756
                                                              ------------
MACHINERY -- 0.8%
Pall Corp.                                       42,700            960,750
                                                              ------------
MEDIA -- 2.2%
AOL Time Warner, Inc.* a                         82,665          1,330,080
Viacom, Inc. Class B*                            29,020          1,267,013
                                                              ------------
                                                                 2,597,093
                                                              ------------


                       See Notes to Financial Statements.

                         HARRIS INSIGHT CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
MULTILINE RETAIL -- 0.5%
J.C. Penney Co., Inc. (Holding Co.) a            34,900       $    588,065
                                                              ------------
OIL & GAS -- 8.5%
Amerada Hess Corp.                               23,600          1,160,648
Exxon Mobil Corp.                               107,890          3,874,330
Marathon Oil Corp.                              119,175          3,140,261
Valero Energy Corp.                              14,900            541,317
XTO Energy, Inc. a                               55,666          1,119,443
                                                              ------------
                                                                 9,835,999
                                                              ------------
PHARMACEUTICALS -- 4.9%
Abbott Laboratories                              14,500            634,520
Bristol-Myers Squibb Co.                         16,600            450,690
Forest Laboratories, Inc.*                        7,700            421,575
Johnson & Johnson                                10,400            537,680
Merck & Co., Inc.                                17,585          1,064,772
Pfizer, Inc.                                     28,570            975,665
Watson Pharmaceuticals, Inc.*                    39,800          1,606,726
                                                              ------------
                                                                 5,691,628
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.6%
Intel Corp.                                     117,805          2,448,459
Linear Technology Corp.                          55,300          1,781,213
                                                              ------------
                                                                 4,229,672
                                                              ------------
SOFTWARE -- 4.2%
Microsoft Corp.                                 125,660          3,218,153
Oracle Corp.*                                   133,900          1,609,478
                                                              ------------
                                                                 4,827,631
                                                              ------------
SPECIALTY RETAIL -- 2.2%
Lowe's Cos., Inc. a                              59,800          2,568,410
                                                              ------------
TEXTILES & APPAREL -- 1.8%
Coach, Inc.*                                     17,300            860,502
Liz Claiborne, Inc.                              33,900          1,194,975
                                                              ------------
                                                                 2,055,477
                                                              ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 2.1%
Vodafone Group P.L.C.                           126,800          2,491,620
                                                              ------------
TOTAL COMMON STOCK
  (Cost $110,635,540)                                          113,592,008
                                                              ------------
TEMPORARY INVESTMENTS -- 2.3%
Dreyfus Cash Management Plus #719             1,991,012          1,991,012
Goldman Sachs Financial Square
  Money Market Portfolio                        686,889            686,889
J.P. Morgan Institutional Prime
  Money Market Portfolio                             29                 29
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,677,930)                                              2,677,930
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 16.1%
MEDIUM-TERM NOTES -- 2.5%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03      $1,625        $ 1,625,371
    1.380%                         07/07/03         675            675,125
    1.255%                         07/28/03         587            587,196
                                                               -----------
                                                                 2,887,692
                                                               -----------
TIME DEPOSITS -- 6.2%
Caisse des Depots et Consignations
    1.375%                         07/01/03       2,032          2,031,713
Svenska Handelsbanken AB
    1.438%                         07/01/03       2,032          2,031,714
UBS A.G.
    1.375%                         07/01/03       3,126          3,125,906
                                                               -----------
                                                                 7,189,333
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 7.4%
American Express Centurion Bank
    1.343%                         01/27/04         116            116,081
Bear Stearns Co., Inc.
    1.433%                         01/15/04       2,547          2,547,487
    1.370%                         01/16/04       1,114          1,114,231
Dresdner Bank
    1.775%                         10/06/03         413            412,600
Goldman Sachs Group, Inc.
    1.302%                         03/08/04         563            563,114
Monumental Global Funding II
    1.479%                         05/28/04         468            468,799
Morgan Stanley
    1.330%                         07/16/03       1,102          1,101,931
    1.340%                         10/22/03       1,380          1,380,359
    1.330%                         11/07/03          15             15,423
    1.330%                         03/12/04         930            929,688
National City Bank of Indiana
    1.586%                         11/10/03          17             16,615
                                                               -----------
                                                                 8,666,328
                                                               -----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $18,743,353)                                            18,743,353
                                                              ------------
TOTAL INVESTMENTS -- 116.1%
  (Cost $132,056,823)                                          135,013,291
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (16.1%)
Dividends receivable and other assets                              117,833
Receivable for capital stock sold                                   78,844
Payable upon return of collateral on securities loaned         (18,743,353)
Payable for capital stock redeemed                                 (61,807)
Accrued expenses                                                  (115,443)
                                                              ------------
                                                               (18,723,926)
                                                              ------------


                       See Notes to Financial Statements.
42

                         HARRIS INSIGHT CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%
Applicable to 6,265,292 Institutional Shares,
  226,359 N Shares, 26,813 A Shares,
  and 4,887 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $116,289,365
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($111,741,682/6,265,292)                                          $17.84
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($3,989,827/226,359)                            $17.63
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($472,905/26,813)                                     $17.64
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($17.64/0.945) (NOTE 5)                               $18.67
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($84,951/4,887)                                       $17.38
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $18,128,608, and the total market value of the collateral held by the portfolio is $18,743,353.

                       See Notes to Financial Statements.

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK -- 95.0%
AEROSPACE & DEFENSE -- 0.6%
United Defense Industries, Inc.*                103,200       $  2,677,008
                                                              ------------
AUTO COMPONENTS -- 0.8%
Visteon Corp.                                   498,900          3,427,443
                                                              ------------
AUTOMOBILES -- 0.6%
Thor Industries, Inc.                            63,800          2,604,316
                                                              ------------
BANKS -- 7.9%
American Home Mortgage Holdings, Inc.           146,200          2,862,596
Bankunited Financial Corp. Class A*             174,800          3,522,220
Dime Community Bancshares, Inc.                 106,500          2,710,425
East West Bancorp, Inc.                          43,000          1,554,020
Flagstar Bancorp, Inc.                          276,100          6,750,645
Irwin Financial Corp.                           166,000          4,299,400
MAF Bancorp, Inc.                                96,600          3,580,962
Texas Regional Bancshares, Inc. Class A          59,700          2,071,590
UCBH Holdings, Inc.                              64,600          1,852,728
Washington Federal, Inc.                         87,439          2,022,464
Wintrust Financial Corp.                         79,650          2,357,640
                                                              ------------
                                                                33,584,690
                                                              ------------
BUILDING PRODUCTS -- 0.8%
Hovnanian Enterprises, Inc. Class A* a           58,100          3,424,995
                                                              ------------
CASINOS -- 1.3%
Ameristar Casinos, Inc.*                         84,400          1,801,940
GTECH Holdings Corp.                            103,200          3,885,480
                                                              ------------
                                                                 5,687,420
                                                              ------------
CHEMICALS -- 2.2%
Airgas, Inc.*                                   104,200          1,745,350
Cytec Industries, Inc.*                         132,800          4,488,640
Scotts Co. Class A* a                            60,800          3,009,600
                                                              ------------
                                                                 9,243,590
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
Corinthian Colleges, Inc.*                       80,400          3,905,028
Corporate Executive Board Co.* a                102,000          4,134,060
FTI Consulting, Inc.*                            83,400          2,082,498
Right Management Consultants, Inc.*             238,000          3,010,700
Stericycle, Inc.* a                              53,500          2,058,680
University of Phoenix Online*                   101,500          5,146,050
                                                              ------------
                                                                20,337,016
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Allen Telecom, Inc.*                            208,200          3,439,464
Andrew Corp.* a                                 453,300          4,170,360
                                                              ------------
                                                                 7,609,824
                                                              ------------
COMPUTERS & PERIPHERALS -- 5.6%
Advanced Digital Information Corp.*             356,200          3,558,438
Hutchinson Technology, Inc.* a                  226,700          7,456,163
Intergraph Corp.*                               191,200          4,110,800
SanDisk Corp.* a                                131,400          5,301,990
Western Digital Corp.* a                        335,200          3,452,560
                                                              ------------
                                                                23,879,951
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
CONSTRUCTION MATERIALS -- 0.5%
Florida Rock Industries, Inc.                    50,300       $  2,076,384
                                                              ------------
DIVERSIFIED FINANCIALS -- 4.0%
Charter Municipal Mortgage Acceptance Co.        42,900            815,529
Doral Financial Corp.                            78,250          3,493,863
Impac Mortgage Holdings, Inc.                   294,300          4,911,867
New Century Financial Corp.                     132,700          5,792,355
Saxon Capital, Inc.*                            118,900          2,066,482
                                                              ------------
                                                                17,080,096
                                                              ------------
ELECTRIC UTILITIES -- 2.1%
CMS Energy Corp.* a                             669,500          5,422,950
OGE Energy Corp. a                              164,100          3,506,817
                                                              ------------
                                                                 8,929,767
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.6%
Smith (A.O.) Corp.                               82,900          2,333,635
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.8%
Amphenol Corp. Class A*                          39,400          1,844,708
Analogic Corp.                                   32,400          1,579,824
Anixter International, Inc.                     117,300          2,748,339
Arrow Electronics, Inc.* a                      230,300          3,509,772
Avnet, Inc.*                                    169,800          2,153,064
Benchmark Electronics, Inc.* a                  123,200          3,789,632
Daktronics, Inc.*                               111,800          1,827,930
Fisher Scientific International, Inc.*          121,400          4,236,860
Mettler-Toledo International, Inc.*              43,400          1,590,610
OSI Systems, Inc.* a                            137,400          2,206,644
PerkinElmer, Inc. a                             255,000          3,521,550
                                                              ------------
                                                                29,008,933
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Headwaters, Inc.*                               215,700          3,168,633
                                                              ------------
FOOD & DRUG RETAILING -- 0.5%
Central Garden & Pet Co.*                        80,700          1,924,695
                                                              ------------
GAS UTILITIES -- 1.5%
AGL Resources, Inc.                             145,100          3,691,344
Piedmont Natural Gas Co., Inc. a                 66,700          2,588,627
                                                              ------------
                                                                 6,279,971
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
Cooper Cos., Inc.                               168,800          5,869,176
Dade Behring Holdings, Inc.*                    195,600          4,492,932
Edwards Lifesciences Corp.* a                   121,700          3,911,438
Gen-Probe, Inc.*                                146,100          5,971,107
ICU Medical, Inc.*                               84,400          2,629,060
Mentor Corp.                                    237,600          4,604,688
Sybron Dental Specialties, Inc.*                 99,700          2,352,920
                                                              ------------
                                                                29,831,321
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 8.6%
Amerigroup Corp.*                               122,000          4,538,400
Coventry Health Care, Inc.*                      66,200          3,055,792
Cyberonics, Inc.* a                             131,400          2,826,414
Digene Corp.*                                   132,800          3,616,144


                       See Notes to Financial Statements.
44

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Gentiva Health Services, Inc.*                   41,037       $    369,333
Hanger Orthopedic Group, Inc.*                  158,500          1,814,825
LabOne, Inc.*                                    69,400          1,496,264
Mid Atlantic Medical Services, Inc.*             83,600          4,372,280
Owens & Minor, Inc.                              94,300          2,107,605
Pharmaceutical Product Development, Inc.*       101,600          2,918,968
PolyMedica Corp. a                                9,593            439,263
Select Medical Corp.*                           144,300          3,582,969
Sierra Health Services, Inc.* a                 270,900          5,418,000
                                                              ------------
                                                                36,556,257
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Applebee's International, Inc.                  126,700          3,982,181
                                                              ------------
HOUSEHOLD DURABLES -- 1.5%
Lancaster Colony Corp.                           96,900          3,746,154
Meritage Corp.*                                  54,500          2,684,670
                                                              ------------
                                                                 6,430,824
                                                              ------------
INSURANCE -- 2.9%
Delphi Financial Group, Inc. Class A             38,900          1,820,520
First American Corp.                             65,300          1,720,655
IPC Holdings, Ltd.                               61,900          2,073,650
LandAmerica Financial Group, Inc.               106,800          5,073,000
Stewart Information Services Corp.*              59,300          1,651,505
                                                              ------------
                                                                12,339,330
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 3.7%
Digital River, Inc.*                            209,400          4,041,420
Netease.Com, Inc. ADR* a                        170,200          6,205,492
United Online, Inc.* a                          212,600          5,387,284
                                                              ------------
                                                                15,634,196
                                                              ------------
IT CONSULTING & SERVICES -- 0.9%
Cognizant Technology Solutions Corp.* a         150,300          3,661,308
                                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
Callaway Golf Co. a                             395,600          5,229,832
Marvel Enterprises, Inc.*                       193,600          3,697,760
                                                              ------------
                                                                 8,927,592
                                                              ------------
MACHINERY -- 0.9%
Briggs & Stratton Corp.                          74,800          3,777,400
                                                              ------------
MEDIA -- 1.7%
ADVO, Inc.*                                      71,100          3,156,840
R.H. Donnelley Corp.*                           112,300          4,095,581
                                                              ------------
                                                                 7,252,421
                                                              ------------
METALS & MINING -- 0.4%
Companhia Siderurgica Nacional S.A. ADR a        67,600          1,677,156
                                                              ------------
MULTILINE RETAIL -- 0.1%
American Woodmark Corp.                           6,126            285,227
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
OIL & GAS -- 2.7%
Patina Oil & Gas Corp.                          189,843       $  6,103,452
Tesoro Petroleum Corp.*                         214,200          1,473,696
Western Gas Resources, Inc.                      99,900          3,956,040
                                                              ------------
                                                                11,533,188
                                                              ------------
PERSONAL PRODUCTS -- 0.4%
Helen of Troy, Ltd.*                             99,600          1,509,936
                                                              ------------
PHARMACEUTICALS -- 2.4%
American Pharmaceutical Partners, Inc.* a        55,100          1,867,890
Endo Pharmaceutical Holdings, Inc.* a           206,800          3,499,056
Eon Labs, Inc.*                                 140,900          4,952,635
                                                              ------------
                                                                10,319,581
                                                              ------------
REAL ESTATE -- 2.5%
LNR Property Corp.                              151,500          5,666,100
MFA Mortgage Investments, Inc.                  229,800          2,307,192
Redwood Trust, Inc. a                            61,100          2,438,501
                                                              ------------
                                                                10,411,793
                                                              ------------
ROAD & RAIL -- 0.5%
Dollar Thrifty Automotive Group, Inc.*          108,400          2,010,820
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.3%
Exar Corp.*                                      91,300          1,445,279
                                                              ------------
SOFTWARE -- 6.5%
ANSYS, Inc.*                                    104,800          3,259,280
Fair, Isaac & Co., Inc. a                        49,800          2,562,210
Hyperion Solutions Corp.*                       169,200          5,712,192
Imation Corp.*                                  117,500          4,443,850
Kronos, Inc.*                                    60,200          3,058,762
RSA Security, Inc.*                             221,800          2,384,350
SERENA Software, Inc.*                          186,300          3,889,944
Verint Systems, Inc.*                            88,200          2,241,162
                                                              ------------
                                                                27,551,750
                                                              ------------
SPECIALTY RETAIL -- 1.7%
Aeropostale, Inc.*                              138,500          2,974,980
Footstar, Inc.*                                 146,000          1,898,000
Rent-A-Center, Inc.* a                           28,000          2,122,680
                                                              ------------
                                                                 6,995,660
                                                              ------------
TEXTILES & APPAREL -- 2.6%
Kellwood Co.                                    164,500          5,203,135
Quiksilver, Inc.*                               338,700          5,585,163
                                                              ------------
                                                                10,788,298
                                                              ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.5%
NII Holdings, Inc. Class B*                      43,131          1,650,623
Western Wireless Corp. Class A*                 405,000          4,669,650
                                                              ------------
                                                                 6,320,273
                                                              ------------
TOTAL COMMON STOCK
  (Cost $315,381,217)                                          402,520,158
                                                              ------------


                       See Notes to Financial Statements.

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

TEMPORARY INVESTMENTS -- 5.1%
Dreyfus Cash Management Plus #719            11,465,093       $ 11,465,093
Goldman Sachs Financial Square
  Money Market Portfolio                      9,728,031          9,728,031
J.P. Morgan Institutional Prime
  Money Market Portfolio                        363,344            363,344
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $21,556,468)                                            21,556,468
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.5%
COMMERCIAL PAPER -- 1.7%
Barton Capital Corp.
    1.070%                         07/31/03      $1,870          1,868,155
Depfa Bank P.L.C.
    1.000%                         08/19/03       5,257          5,247,754
                                                              ------------
                                                                 7,115,909
                                                              ------------
MEDIUM-TERM NOTES -- 1.1%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03       4,834          4,834,263
    1.255%                         07/28/03          29             29,107
                                                              ------------
                                                                 4,863,370
                                                              ------------
TIME DEPOSITS -- 5.1%
Caisse des Depots et Consignations
    1.375%                         07/01/03       6,043          6,042,828
Svenska Handelsbanken AB
    1.438%                         07/01/03       6,043          6,042,829
UBS A.G.
    1.375%                         07/01/03       9,445          9,444,965
                                                              ------------
                                                                21,530,622
                                                              ------------
VARIABLE RATE OBLIGATIONS -- 5.6%
American Express Centurion Bank
    1.421%                         12/12/03       3,661          3,661,499
    1.343%                         01/27/04       2,106          2,106,110
Canadian Imperial Bank Corp.
    1.275%                         05/28/04       1,417          1,416,395
Dresdner Bank
    1.775%                         10/06/03       3,681          3,680,524
Goldman Sachs Group, Inc.
    1.302%                         03/08/04       6,552          6,551,612
Monumental Global Funding II
    1.479%                         05/28/04         555            555,556
Morgan Stanley
    1.340%                         10/22/03       2,271          2,271,235
National City Bank of Indiana
    1.586%                         11/10/03       3,662          3,662,211
                                                              ------------
                                                                23,905,142
                                                              ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $57,415,043)                                            57,415,043
                                                              ------------
TOTAL INVESTMENTS -- 113.6%
  (Cost $394,352,728)                                          481,491,669
                                                              ------------


OTHER ASSETS AND LIABILITIES -- (13.6%)
Dividends receivable and other assets                         $    276,392
Receivable for securities sold                                     597,120
Receivable for capital stock sold                                  492,612
Payable upon return of collateral on securities loaned         (57,415,043)
Payable for securities purchased                                (1,012,595)
Payable for capital stock redeemed                                (248,270)
Accrued expenses                                                  (432,381)
                                                              ------------
                                                               (57,742,165)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to  21,239,383 Institutional Shares,
  1,886,567 N Shares,  74,820 A Shares, and
  19,777 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $423,749,504
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($388,218,857/21,239,383)                                         $18.28
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($33,839,579/1,886,567)                         $17.94
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($1,341,551/74,820)                                   $17.93
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($17.93/0.945) (NOTE 5)                               $18.97
                                                                    ======


NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($349,517/19,777)                                     $17.67
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $55,472,832, and the total market value of the collateral held by the portfolio is $57,415,043.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.
46

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK -- 97.4%
AEROSPACE & DEFENSE -- 1.0%
Curtiss-Wright Corp.                             27,080       $  1,711,456
Invision Technologies, Inc.*                     38,300            951,755
                                                              ------------
                                                                 2,663,211
                                                              ------------
AUTO COMPONENTS -- 0.5%
Bandag, Inc.                                     33,400          1,244,818
                                                              ------------
BANKS -- 13.1%
Anchor BanCorp Wisconsin, Inc.                   64,300          1,536,127
BancorpSouth, Inc.                              109,300          2,278,905
Colonial BancGroup, Inc.                        123,200          1,708,784
Connecticut Bancshares, Inc.                     32,200          1,263,850
Downey Financial Corp.                           68,000          2,808,400
East West Bancorp, Inc.                          57,600          2,081,664
First BanCorp                                    42,400          1,163,880
Flagstar Bancorp, Inc.                          190,700          4,662,615
Harbor Florida Bancshares, Inc.                  46,300          1,109,348
Independent Bank Corp.                           40,300          1,035,307
Irwin Financial Corp.                           117,400          3,040,660
Netbank, Inc.                                   136,900          1,801,604
Pacific Capital Bancorp                          63,300          2,218,665
R & G Financial Corp. Class B                    44,900          1,333,530
Silicon Valley Bancshares*                      107,000          2,547,670
Staten Island Bancorp, Inc.                     145,200          2,828,496
W Holding Co., Inc.                             133,100          2,252,052
                                                              ------------
                                                                35,671,557
                                                              ------------
BUILDING PRODUCTS -- 0.8%
Hovnanian Enterprises, Inc. Class A* a           36,900          2,175,255
                                                              ------------
CASINOS -- 1.5%
Alliance Gaming Corp.*                          222,100          4,199,911
                                                              ------------
CHEMICALS -- 1.2%
Georgia Gulf Corp.                               89,400          1,770,120
Methanex Corp.                                  133,900          1,431,257
                                                              ------------
                                                                 3,201,377
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
Banta Corp.                                     121,900          3,945,903
Rollins, Inc.                                   120,000          2,262,000
Tetra Tech, Inc.* a                              92,300          1,581,099
                                                              ------------
                                                                 7,789,002
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
ADTRAN, Inc.* a                                  40,200          2,061,858
                                                              ------------
COMPUTERS & PERIPHERALS -- 3.4%
Advanced Digital Information Corp.*             344,200          3,438,558
Intergraph Corp.*                               154,500          3,321,750
Research in Motion, Ltd.* a                     115,000          2,485,150
                                                              ------------
                                                                 9,245,458
                                                              ------------
CONSTRUCTION & ENGINEERING -- 0.9%
EMCOR Group, Inc.* a                             52,600          2,596,336
                                                              ------------
CONTAINERS & PACKAGING -- 1.7%
Owens-Illinois, Inc.* a                         340,800          4,692,816
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.4%
Handleman Co.*                                   66,500       $  1,064,000
                                                              ------------
DIVERSIFIED FINANCIALS -- 5.1%
Arch Capital Group, Ltd.*                        49,000          1,701,770
Friedman, Billings, Ramsey Group, Inc.
  Class A                                       307,380          4,118,892
New Century Financial Corp.                     111,600          4,871,340
San Juan Basin Royalty Trust                    184,800          3,317,160
                                                              ------------
                                                                14,009,162
                                                              ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.9%
Commonwealth Telephone Enterprises,
  Inc.*                                          56,300          2,475,511
                                                              ------------
ELECTRIC UTILITIES -- 3.0%
Cleco Corp. a                                   247,100          4,279,772
Unisource Energy Corp.                          102,700          1,930,760
Westar Energy, Inc.                             114,300          1,855,089
                                                              ------------
                                                                 8,065,621
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.5%
Acuity Brands, Inc.                              78,100          1,419,077
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
Analogic Corp.                                   24,600          1,199,496
Benchmark Electronics, Inc.* a                  124,100          3,817,316
Checkpoint Systems, Inc.*                       126,000          1,782,900
Trimble Navigation, Ltd.*                        79,000          1,811,470
                                                              ------------
                                                                 8,611,182
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Denbury Resources, Inc.*                        111,200          1,493,416
Headwaters, Inc.*                               114,200          1,677,598
Kaneb Pipeline Partners L.P.                     43,400          1,890,070
Kinder Morgan Management, L.L.C.*                50,618          1,896,150
Veritas DGC, Inc.*                              139,000          1,598,500
Williams Energy Partners L.P.                    40,100          1,899,136
                                                              ------------
                                                                10,454,870
                                                              ------------
GAS UTILITIES -- 2.7%
ONEOK, Inc. a                                   104,900          2,059,187
Star Gas Partners L.P.                           62,000          1,362,140
WGL Holdings, Inc. a                            148,300          3,959,610
                                                              ------------
                                                                 7,380,937
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
American Medical Systems Holdings, Inc.*         77,500          1,307,425
Cooper Cos., Inc. a                             127,400          4,429,698
                                                              ------------
                                                                 5,737,123
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.7%
Owens & Minor, Inc.                             131,700          2,943,495
PacifiCare Health Systems, Inc.*                 96,000          4,735,680
Sierra Health Services, Inc.* a                 171,300          3,426,000
Sunrise Assisted Living, Inc.* a                109,600          2,452,848
VISX, Inc.*                                     117,000          2,029,950
                                                              ------------
                                                                15,587,973
                                                              ------------

                       See Notes to Financial Statements.

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 2.5%
Bob Evans Farms, Inc.                            63,700       $  1,760,031
Landry's Restaurants, Inc.                      127,000          2,997,200
Papa John's International, Inc.*                 71,500          2,005,575
                                                              ------------
                                                                 6,762,806
                                                              ------------
HOUSEHOLD DURABLES -- 1.7%
Toro Co.                                        118,800          4,722,300
                                                              ------------
INSURANCE -- 6.6%
AmerUs Group Co. a                               84,500          2,382,055
Delphi Financial Group, Inc. Class A             42,040          1,967,472
Fremont General Corp.                           112,200          1,537,140
IPC Holdings, Ltd.                               50,600          1,695,100
LandAmerica Financial Group, Inc.                90,000          4,275,000
Max Re Capital, Ltd.                             86,000          1,287,420
ProAssurance Corp.*                              80,900          2,183,491
Stewart Information Services Corp.*              92,900          2,587,265
                                                              ------------
                                                                17,914,943
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 1.7%
Open Text Corp.* a                              118,200          3,339,150
United Online, Inc.* a                           54,100          1,370,894
                                                              ------------
                                                                 4,710,044
                                                              ------------
MACHINERY -- 1.6%
Graco, Inc.                                      89,655          2,868,960
Mueller Industries, Inc.*                        52,800          1,431,408
                                                              ------------
                                                                 4,300,368
                                                              ------------
MARINE -- 2.1%
Frontline, Ltd. a                               262,300          3,729,906
Overseas Shipholding Group, Inc.                 86,700          1,908,267
                                                              ------------
                                                                 5,638,173
                                                              ------------
METALS & MINING -- 1.4%
Arch Coal, Inc.                                 107,500          2,470,350
Steel Dynamics, Inc.*                           108,900          1,491,930
                                                              ------------
                                                                 3,962,280
                                                              ------------
MULTILINE RETAIL -- 1.1%
ShopKo Stores, Inc.*                            227,400          2,956,200
                                                              ------------
OFFICE ELECTRONICS -- 1.5%
Ikon Office Solutions, Inc. a                   465,000          4,138,500
                                                              ------------
OIL & GAS -- 5.8%
Frontier Oil Corp.                               78,000          1,185,600
Houston Exploration Co.*                         74,600          2,588,620
Patina Oil & Gas Corp.                          151,843          4,881,752
Southwestern Energy Co.*                        134,800          2,023,348
Stone Energy Corp.*                             120,200          5,038,784
                                                              ------------
                                                                15,718,104
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 2.5%
Alpharma, Inc. Class A                          236,900       $  5,117,040
American Pharmaceutical Partners, Inc.* a        53,200          1,803,480
                                                              ------------
                                                                 6,920,520
                                                              ------------
REAL ESTATE -- 4.8%
Corporate Office Properties Trust                79,900          1,352,707
Highwoods Properties, Inc.                      113,900          2,539,970
HRPT Properties Trust                           381,900          3,513,480
LNR Property Corp.                               44,560          1,666,544
New Plan Excel Realty Trust a                   123,290          2,632,242
Pan Pacific Retail Properties, Inc.              33,200          1,306,420
                                                              ------------
                                                                13,011,363
                                                              ------------
ROAD & RAIL -- 1.8%
Dollar Thrifty Automotive Group, Inc.*           70,500          1,307,775
Landstar System, Inc.*                           36,200          2,275,170
UTI Worldwide, Inc.                              41,500          1,294,385
                                                              ------------
                                                                 4,877,330
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.1%
Entegris, Inc.*                                 141,500          1,901,760
Micrel, Inc.*                                   107,300          1,114,847
Rambus, Inc.* a                                 161,000          2,667,770
                                                              ------------
                                                                 5,684,377
                                                              ------------
SPECIALTY RETAIL -- 3.3%
United Auto Group, Inc.*                        147,000          3,201,660
United Rentals, Inc.*                           296,600          4,119,774
Zale Corp.*                                      44,200          1,768,000
                                                              ------------
                                                                 9,089,434
                                                              ------------
TEXTILES & APPAREL -- 0.9%
Tommy Hilfiger Corp.*                           261,900          2,419,956
                                                              ------------
TOBACCO -- 0.9%
Universal Corp.                                  58,100          2,457,631
                                                              ------------
TOTAL COMMON STOCK
  (Cost $227,370,952)                                          265,631,384
                                                              ------------
TEMPORARY INVESTMENTS -- 2.5%
Dreyfus Cash Management Plus #719             6,706,925          6,706,925
Goldman Sachs Financial Square
  Money Market Portfolio                         32,081             32,081
J.P. Morgan Institutional Prime
  Money Market Portfolio                         53,430             53,430
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $6,792,436)                                              6,792,436
                                                              ------------


                       See Notes to Financial Statements.

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.4%
MEDIUM-TERM NOTES -- 2.5%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03      $3,652        $ 3,651,694
    1.380%                         07/07/03       1,409          1,408,999
    1.255%                         07/28/03       1,749          1,749,355
                                                               -----------
                                                                 6,810,048
                                                               -----------
TIME DEPOSITS -- 5.9%
Caisse des Depots et Consignations
    1.375%                         07/01/03       4,565          4,564,617
Svenska Handelsbanken AB
    1.438%                         07/01/03       4,565          4,564,617
UBS A.G.
    1.375%                         07/01/03       6,849          6,848,920
                                                               -----------
                                                                15,978,154
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 5.0%
American Express Centurion Bank
    1.421%                         12/12/03       2,069          2,069,138
    1.343%                         01/27/04       2,334          2,333,533
American Express Credit Corp.
    1.310%                         04/16/04       1,174          1,174,388
Canadian Imperial Bank Corp.
    1.275%                         05/28/04       1,973          1,972,542
Dresdner Bank
    1.775%                         10/06/03          67             66,500
Goldman Sachs Group, Inc.
    1.302%                         03/08/04          91             90,716
Monumental Global Funding II
    1.479%                         05/28/04         295            295,894
Morgan Stanley
    1.340%                         10/22/03       2,191          2,191,105
    1.330%                         03/12/04       1,581          1,581,162
National City Bank of Indiana
    1.586%                         11/10/03       1,925          1,924,806
                                                               -----------
                                                                13,699,784
                                                               -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $36,487,986)                                            36,487,986
                                                              ------------
TOTAL INVESTMENTS -- 113.3%
  (Cost $270,651,374)                                          308,911,806
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (13.3%)
Dividends receivable and other assets                              584,763
Receivable for capital stock sold                                  122,977
Payable upon return of collateral on securities loaned         (36,487,986)
Payable for capital stock redeemed                                (254,278)
Accrued expenses                                                  (235,547)
                                                              ------------
                                                               (36,270,071)
                                                              ------------



NET ASSETS -- 100.0%
Applicable to 7,150,166 Institutional Shares,
  157,835 N Shares, 25,743 A Shares,
  and 19,335 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $272,641,735
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($265,151,716/7,150,166)                                          $37.08
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($5,834,126/157,835)                            $36.96
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($950,406/25,743)                                     $36.92
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($36.92/0.945) (NOTE 5)                               $39.07
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($705,487/19,335)                                     $36.49
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $34,867,638, and the total market value of the collateral held by the portfolio is $36,487,986.

                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK -- 97.9%
AEROSPACE & DEFENSE -- 1.7%
Boeing Co. a                                     31,889       $  1,094,430
General Dynamics Corp.                            7,616            552,160
Goodrich Corp.                                    4,440             93,240
Honeywell International, Inc.                    32,546            873,860
Lockheed Martin Corp.                            17,287            822,343
Northrop Grumman Holdings Corp.                   6,951            599,802
Raytheon Co.                                     15,395            505,572
Rockwell Collins, Inc.                            6,823            168,050
United Technologies Corp.                        17,846          1,264,032
                                                              ------------
                                                                 5,973,489
                                                              ------------
AIR FREIGHT & COURIERS -- 1.0%
FedEx Corp.                                      11,351            704,102
United Parcel Service Class B a                  42,700          2,719,990
                                                              ------------
                                                                 3,424,092
                                                              ------------
AIRLINES -- 0.2%
Delta Air Lines, Inc.                             4,696             68,937
Southwest Airlines Co. a                         29,408            505,818
                                                              ------------
                                                                   574,755
                                                              ------------
ALCOHOLIC BEVERAGES -- 0.5%
Anheuser-Busch Cos., Inc.                        32,555          1,661,933
Coors Adolph Co. Class B                          1,345             65,878
                                                              ------------
                                                                 1,727,811
                                                              ------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co.                          2,767             48,672
Dana Corp.                                        5,604             64,782
Delphi Automotive Systems Corp.                  21,284            183,681
Goodyear Tire & Rubber Co.                        6,625             34,781
Johnson Controls, Inc.                            3,415            292,324
Visteon Corp. a                                   4,890             33,594
                                                              ------------
                                                                   657,834
                                                              ------------
AUTOMOBILES -- 0.6%
AutoNation, Inc.* a                              11,000            172,920
Ford Motor Co. a                                 69,722            766,245
General Motors Corp. a                           21,269            765,684
Harley-Davidson, Inc. a                          11,525            459,386
                                                              ------------
                                                                 2,164,235
                                                              ------------
BANKS -- 7.2%
AmSouth Bancorp                                  13,508            295,015
Bank of America Corp.                            57,139          4,515,695
Bank of New York Co., Inc.                       29,087            836,251
Bank One Corp.                                   44,210          1,643,728
BB&T Corp.                                       17,946            615,548
Charter One Financial, Inc.                       8,612            268,522
Comerica, Inc.                                    6,673            310,294
Fifth Third Bancorp                              21,984          1,260,563
First Tennessee National Corp.                    4,817            211,514
FleetBoston Financial Corp.                      39,897          1,185,340
Golden West Financial Corp.                       5,795            463,658
Huntington Bancshares, Inc.                       8,973            175,153
Keycorp                                          16,118            407,302
Marshall & Ilsley Corp.                           8,270            252,897
Mellon Financial Corp.                           16,410            455,377


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
National City Corp.                              23,225       $    759,690
North Fork Bancorp., Inc.                         6,100            207,766
Northern Trust Corp. a                            8,423            351,997
PNC Financial Services Group, Inc.               10,772            525,781
Regions Financial Corp.                           8,434            284,901
Southtrust Corp.                                 13,130            357,136
Suntrust Banks, Inc.                             10,697            634,760
Synovus Financial Corp.                          11,537            248,045
U.S. Bancorp                                     72,793          1,783,429
Union Planters Corp.                              7,532            233,718
Wachovia Corp.                                   51,667          2,064,613
Washington Mutual, Inc. a                        36,002          1,486,883
Wells Fargo & Co.                                64,269          3,239,158
Zions Bancorp                                     3,476            175,920
                                                              ------------
                                                                25,250,654
                                                              ------------
BEVERAGES -- 2.3%
Brown-Forman Corp. Class B                        2,244            176,423
Coca-Cola Co.                                    94,174          4,370,615
Coca-Cola Enterprises, Inc.                      17,033            309,149
Pepsi Bottling Group, Inc.                       10,666            213,533
Pepsico, Inc.                                    65,655          2,921,648
                                                              ------------
                                                                 7,991,368
                                                              ------------
BIOTECHNOLOGY -- 1.3%
Amgen, Inc.*                                     48,891          3,248,318
Biogen, Inc.* a                                   5,668            215,384
Chiron Corp.* a                                   7,094            310,150
Genzyme Corp.*                                    8,162            341,172
MedImmune, Inc.*                                  9,534            346,751
                                                              ------------
                                                                 4,461,775
                                                              ------------
BUILDING PRODUCTS -- 0.1%
Crane Co.                                         2,298             52,004
Masco Corp.                                      18,663            445,112
                                                              ------------
                                                                   497,116
                                                              ------------
CASINOS -- 0.1%
Harrah's Entertainment, Inc.*                     4,207            169,290
International Game Technology*                    3,276            335,233
                                                              ------------
                                                                   504,523
                                                              ------------
CHEMICALS -- 1.4%
Air Products & Chemicals, Inc.                    8,625            358,800
Dow Chemical Co.                                 34,621          1,071,866
E.I. du Pont de Nemours & Co.                    37,790          1,573,575
Eastman Chemical Co.                              2,961             93,775
Ecolab, Inc.                                      9,956            254,874
Engelhard Corp.                                   4,858            120,333
Great Lakes Chemical Corp. a                      1,931             39,392
Hercules, Inc.*                                   4,121             40,798
International Flavors & Fragrances, Inc.          3,604            115,076
Monsanto Co.                                      9,967            215,686
P.P.G. Industries, Inc.                           6,471            328,338
Praxair, Inc.                                     6,136            368,774
Rohm & Haas Co.                                   8,437            261,800
Sigma-Aldrich Corp.                               2,684            145,419
                                                              ------------
                                                                 4,988,506
                                                              ------------

                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.*                    7,990       $     80,299
Apollo Group, Inc. Class A*                       6,643            410,272
Avery Dennison Corp.                              4,197            210,689
Cendant Corp.*                                   39,119            716,660
Cintas Corp. a                                    6,510            230,714
Deluxe Corp.                                      2,202             98,650
Equifax, Inc.                                     5,422            140,972
H & R Block, Inc.                                 6,790            293,668
Pitney Bowes, Inc.                                8,952            343,846
R.R. Donnelley & Sons Co.                         4,298            112,350
Robert Half International, Inc.*                  6,566            124,360
Waste Management, Inc.                           22,621            544,940
                                                              ------------
                                                                 3,307,420
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
ADC Telecommunications, Inc.*                    30,500             71,004
Andrew Corp.* a                                   3,695             33,994
Avaya, Inc.*                                     14,200             91,732
CIENA Corp.*                                     16,458             85,417
Cisco Systems, Inc.*                            270,225          4,510,055
Comverse Technology, Inc.*                        7,131            107,179
Corning, Inc.* a                                 45,600            336,984
JDS Uniphase Corp.*                              53,815            188,891
Lucent Technologies, Inc.* a                    148,600            301,658
Motorola, Inc.                                   87,466            824,804
Qualcomm, Inc.                                   29,940          1,070,355
Scientific-Atlanta, Inc. a                        5,848            139,416
Tellabs, Inc.*                                   15,619            102,617
                                                              ------------
                                                                 7,864,106
                                                              ------------
COMPUTERS & PERIPHERALS -- 3.8%
Apple Computer, Inc.*                            13,737            262,651
Dell Computer Corp.*                             98,023          3,132,815
EMC Corp.*                                       83,607            875,365
Gateway, Inc.*                                   12,269             44,782
Hewlett-Packard Co.                             115,957          2,469,884
International Business Machines Corp.            64,264          5,301,780
Lexmark International, Inc. Class A*              4,797            339,484
NCR Corp.*                                        3,751             96,101
Network Appliance, Inc.* a                       12,895            209,028
Sun Microsystems, Inc.*                         121,368            558,293
                                                              ------------
                                                                13,290,183
                                                              ------------
CONSTRUCTION & ENGINEERING -- 0.0%
Fluor Corp. a                                     3,014            101,391
McDermott International, Inc.*                    2,440             15,445
                                                              ------------
                                                                   116,836
                                                              ------------
CONSTRUCTION MATERIALS -- 0.0%
Vulcan Materials Co.                              3,888            144,128
                                                              ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                        2,159             98,256
Bemis Co., Inc.                                   1,967             92,055
Pactiv Corp.* a                                   6,062            119,482
Sealed Air Corp.* a                               3,221            153,513
Temple Inland, Inc.                               2,004             85,992
                                                              ------------
                                                                   549,298
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                 6,686       $    214,019
                                                              ------------
DIVERSIFIED FINANCIALS -- 8.1%
AMBAC Financial Group, Inc.                       4,022            266,457
American Express Co.                             49,990          2,090,082
Bear Stearns Cos., Inc. a                         3,759            272,227
Capital One Financial Corp. a                     8,402            413,210
Charles Schwab Corp.                             51,020            514,792
Citigroup, Inc.                                 195,328          8,360,038
Countrywide Credit Industries, Inc.               4,775            332,197
Equity Residential Properties Trust              10,323            267,882
Fannie Mae                                       37,849          2,552,537
Federated Investors, Inc. Class B                 3,500             95,970
Franklin Resources, Inc.                          9,816            383,511
Freddie Mac                                      26,478          1,344,288
Goldman Sachs Group, Inc. a                      17,900          1,499,125
J.P. Morgan Chase & Co.                          75,915          2,594,775
Janus Capital Group, Inc.                         8,458            138,711
Lehman Brothers Holdings, Inc.                    9,168            609,489
MBNA Corp.                                       48,543          1,011,636
Merrill Lynch & Co., Inc.                        32,884          1,535,025
Moody's Corp.                                     5,703            300,605
Morgan Stanley                                   41,136          1,758,564
Principal Financial Group, Inc.                  12,200            393,450
Providian Financial Corp.*                       11,023            102,073
SLM Corp.                                        17,583            688,726
State Street Corp.                               12,597            496,322
T. Rowe Price Group, Inc.                         4,599            173,612
                                                              ------------
                                                                28,195,304
                                                              ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.3%
Alltel Corp. a                                   11,781            568,080
AT&T Corp.                                       29,255            563,159
BellSouth Corp.                                  70,682          1,882,262
CenturyTel, Inc.                                  5,454            190,072
Citizens Communications Co.*                     10,725            138,245
Qwest Communications International, Inc.* a      64,449            308,066
SBC Communications, Inc.                        126,183          3,223,976
Sprint Corp. (FON Group)                         33,987            489,413
Verizon Communications, Inc.                    104,010          4,103,194
                                                              ------------
                                                                11,466,467
                                                              ------------
ELECTRIC UTILITIES -- 2.5%
AES Corp.*                                       20,700            131,445
Allegheny Energy, Inc. a                          4,767             40,281
Ameren Corp.                                      5,999            264,556
American Electric Power Co., Inc.                14,783            440,977
Calpine Corp.* a                                 14,400             95,040
Centerpoint Energy, Inc.                         11,614             94,654
Cinergy Corp.                                     6,371            234,389
CMS Energy Corp.*                                 5,509             44,623
Consolidated Edison, Inc.                         8,164            353,338
Constellation Energy Group, Inc.                  6,260            214,718
Dominion Resources, Inc. a                       11,629            747,396
DTE Energy Co.                                    6,317            244,089
Duke Energy Corp. a                              33,894            676,185
Edison International*                            12,338            202,713
Entergy Corp.                                     8,445            445,727
Exelon Corp.                                     12,310            736,261

                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
F.P.L. Group, Inc. a                              6,900       $    461,265
FirstEnergy Corp.                                11,319            435,216
Mirant Corp.* a                                  15,300             44,370
PG&E Corp.*                                      15,442            326,598
Pinnacle West Capital Corp.                       3,466            129,802
PPL Corp.                                         6,289            270,427
Progress Energy, Inc.                             9,056            397,558
Public Service Enterprise Group, Inc.             8,482            358,365
Southern Co.                                     27,075            843,657
Teco Energy, Inc. a                               6,681             80,105
TXU Corp. a                                      12,271            275,484
Xcel Energy, Inc.                                15,107            227,209
                                                              ------------
                                                                 8,816,448
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.*                  7,433            115,880
Cooper Industries, Ltd. Class A                   3,585            148,060
Emerson Electric Co. a                           15,978            816,476
Power-One, Inc.*                                  3,031             21,672
Rockwell International Corp.                      7,058            168,263
Thomas & Betts Corp.*                             2,226             32,166
                                                              ------------
                                                                 1,302,517
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.* a                    17,760            347,208
Applera Corp.-Applied Biosystems Group            7,977            151,802
Jabil Circuit, Inc.* a                            7,532            166,457
Millipore Corp.*                                  1,851             82,129
Molex, Inc.                                       7,276            196,379
PerkinElmer, Inc. a                               4,777             65,971
Sanmina-SCI Corp.*                               19,336            122,010
Solectron Corp.*                                 31,363            117,298
Symbol Technologies, Inc.                         8,789            114,345
Tektronix, Inc.*                                  3,322             71,755
Thermo Electron Corp.*                            6,262            131,627
Waters Corp.* a                                   4,929            143,582
                                                              ------------
                                                                 1,710,563
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Baker Hughes, Inc. a                             12,771            428,722
BJ Services Co.* a                                6,000            224,160
Halliburton Co.                                  16,560            380,880
Nabors Industries, Ltd.* a                        5,463            216,062
Rowan Cos., Inc.*                                 3,548             79,475
Schlumberger, Ltd.                               22,168          1,054,532
Transocean Sedco Forex, Inc.* a                  12,136            266,628
                                                              ------------
                                                                 2,650,459
                                                              ------------
FOOD & DRUG RETAILING -- 3.8%
Albertson's, Inc. a                              14,456            277,555
Costco Wholesale Corp.*                          17,366            635,596
CVS Corp.                                        14,890            417,367
Kroger Co.*                                      28,960            483,053
Safeway, Inc.*                                   16,737            342,439
SUPERVALU, Inc.                                   5,079            108,284
Sysco Corp. a                                    24,854            746,614


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
Wal-Mart Stores, Inc.                           167,779       $  9,004,699
Walgreen Co.                                     38,956          1,172,576
Winn-Dixie Stores, Inc.                           5,327             65,575
                                                              ------------
                                                                13,253,758
                                                              ------------
FOOD PRODUCTS -- 1.3%
Archer-Daniels-Midland Co.                       24,519            315,559
Campbell Soup Co.                                15,606            382,347
ConAgra Foods, Inc.                              20,372            480,779
General Mills, Inc.                              13,977            662,650
H.J. Heinz Co.                                   13,304            438,766
Hershey Foods Corp.                               5,220            363,625
Kellogg Co.                                      15,545            534,282
McCormick & Co., Inc.                             5,300            144,160
Sara Lee Corp.                                   29,731            559,240
Wm. Wrigley Jr., Co.                              8,547            480,598
                                                              ------------
                                                                 4,362,006
                                                              ------------
GAS UTILITIES -- 0.3%
El Paso Corp.                                    22,716            183,545
KeySpan Corp.                                     5,992            212,417
Kinder Morgan, Inc.                               4,609            251,882
Nicor, Inc.                                       1,686             62,568
NiSource, Inc.                                    9,464            179,816
Peoples Energy Corp.                              1,398             59,960
Sempra Energy                                     7,846            223,846
                                                              ------------
                                                                 1,174,034
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Bausch & Lomb, Inc.                               2,077             77,888
Baxter International, Inc.                       22,514            585,364
Becton, Dickinson & Co.                           9,708            377,156
Biomet, Inc.                                      9,793            280,667
Boston Scientific Corp.* a                       15,521            948,333
C.R. Bard, Inc.                                   1,960            139,768
Guidant Corp.                                    11,704            519,541
Medtronic, Inc.                                  46,389          2,225,280
St. Jude Medical, Inc.*                           6,760            388,700
Stryker Corp.                                     7,476            518,610
Zimmer Holdings, Inc.*                            7,366            331,838
                                                              ------------
                                                                 6,393,145
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc.                                       5,739            345,488
AmerisourceBergen Corp. a                         4,200            291,270
Anthem, Inc.*                                     5,400            416,610
Cardinal Health, Inc.                            17,139          1,102,038
Cigna Corp.                                       5,317            249,580
HCA, Inc. a                                      19,491            624,491
Health Management Associates, Inc. Class A a      9,069            167,323
Humana, Inc.*                                     6,168             93,137
IMS Health, Inc.                                  9,320            167,667
Manor Care, Inc.*                                 3,677             91,962
McKesson Corp. a                                 11,059            395,248
Quest Diagnostics, Inc.* a                        4,000            255,200
Quintiles Transnational Corp.*                    4,518             64,110


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Tenet Healthcare Corp.*                          17,992       $    209,607
UnitedHealth Group, Inc. a                       23,236          1,167,609
Wellpoint Health Networks, Inc.*                  5,703            480,763
                                                              ------------
                                                                 6,122,103
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Carnival Corp. a                                 23,925            777,802
Darden Restaurants, Inc.                          6,475            122,896
Hilton Hotels Corp.                              14,336            183,358
Marriott International, Inc. Class A              8,839            339,594
McDonald's Corp.                                 48,274          1,064,924
Starbucks Corp.*                                 14,721            360,959
Starwood Hotels & Resorts Worldwide, Inc.         7,556            216,026
Wendy's International, Inc.                       4,373            126,686
Yum! Brands, Inc.*                               11,240            332,254
                                                              ------------
                                                                 3,524,499
                                                              ------------
HOUSEHOLD DURABLES -- 0.5%
American Greetings Corp. Class A*                 2,465             48,413
Black & Decker Corp.                              2,982            129,568
Centex Corp.                                      2,364            183,895
Fortune Brands, Inc.                              5,703            297,697
KB Home                                           1,828            113,299
Leggett & Platt, Inc.                             7,371            151,105
Maytag Corp.                                      2,949             72,015
Newell Rubbermaid, Inc. a                        10,171            284,788
Pulte Homes, Inc.                                 2,330            143,668
Snap-On, Inc.                                     2,233             64,824
Stanley Works, Inc.                               3,313             91,439
Tupperware Corp.                                  2,210             31,736
Whirlpool Corp. a                                 2,622            167,021
                                                              ------------
                                                                 1,779,468
                                                              ------------
HOUSEHOLD PRODUCTS -- 2.0%
Clorox Co.                                        8,381            357,450
Colgate-Palmolive Co.                            20,416          1,183,107
Kimberly-Clark Corp.                             19,539          1,018,763
Procter & Gamble Co.                             49,129          4,381,324
                                                              ------------
                                                                 6,940,644
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 4.1%
General Electric Co.                            378,192         10,846,547
Textron, Inc.                                     5,171            201,773
3M Co.                                           14,841          1,914,192
Tyco International, Ltd.                         75,829          1,439,234
                                                              ------------
                                                                14,401,746
                                                              ------------
INSURANCE -- 4.4%
ACE, Ltd.                                         9,943            340,945
AFLAC, Inc.                                      19,608            602,946
Allstate Corp.                                   26,666            950,643
American International Group, Inc. a             99,165          5,471,925
Aon Corp. a                                      11,778            283,614
Chubb Corp.                                       6,511            390,660
Cincinnati Financial Corp.                        6,149            228,066
Hartford Financial Services Group, Inc. a         9,705            488,744
Jefferson-Pilot Corp.                             5,466            226,620


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
John Hancock Financial Services, Inc.            10,964          $ 336,924
Lincoln National Corp.                            6,692            238,436
Loews Corp.                                       7,073            334,482
Marsh & McLennan Cos., Inc.                      20,420          1,042,849
MBIA, Inc.                                        5,496            267,930
MetLife, Inc. a                                  26,656            754,898
MGIC Investment Corp.                             3,790            176,766
Progressive Corp. a                               8,235            601,978
Prudential Financial, Inc.                       21,500            723,475
Safeco Corp.                                      5,274            186,067
St. Paul Cos., Inc. a                             8,560            312,526
Torchmark Corp.                                   4,532            168,817
Travelers Property Casualty Corp. Class B        38,223            602,777
UnumProvident Corp. a                             9,165            122,903
XL Capital, Ltd. Class A                          5,203            431,849
                                                              ------------
                                                                15,286,840
                                                              ------------
INTERNET & CATALOG RETAIL -- 0.4%
eBay, Inc.* a                                    11,700          1,218,906
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 0.3%
Sabre Holdings Corp. Class A                      5,456            134,490
Yahoo!, Inc.*                                    22,501            737,133
                                                              ------------
                                                                   871,623
                                                              ------------
IT CONSULTING & SERVICES -- 1.2%
Automatic Data Processing, Inc.                  22,805            772,177
Computer Sciences Corp.*                          7,154            272,710
Concord EFS, Inc.*                               19,319            284,376
Convergys Corp.*                                  6,635            106,160
Electronic Data Systems Corp.                    18,098            388,202
First Data Corp. a                               28,576          1,184,189
Fiserv, Inc.*                                     7,318            260,594
Paychex, Inc.                                    14,277            418,459
SunGard Data Systems, Inc.*                      10,800            279,828
Unisys Corp.* a                                  12,377            151,990
                                                              ------------
                                                                 4,118,685
                                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                   3,420             85,568
Eastman Kodak Co. a                              11,059            302,464
Hasbro, Inc.                                      6,549            114,542
Mattel, Inc.                                     16,662            315,245
                                                              ------------
                                                                   817,819
                                                              ------------
MACHINERY -- 1.2%
American Standard Cos., Inc.*                     2,744            202,864
Caterpillar, Inc.                                13,109            729,647
Cummins Engine Co., Inc.                          1,586             56,921
Danaher Corp. a                                   5,816            395,779
Deere & Co.                                       9,073            414,636
Dover Corp.                                       7,651            229,224
Eaton Corp.                                       2,719            213,741
Illinois Tool Works, Inc.                        11,719            771,696
Ingersoll-Rand Co. Class A                        6,440            304,741
ITT Industries, Inc.                              3,449            225,771
Navistar International Corp.* a                   2,582             84,251


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
MACHINERY (CONTINUED)
Paccar, Inc. a                                    4,441       $    300,034
Pall Corp.                                        4,641            104,422
Parker-Hannifin Corp.                             4,503            189,081
                                                              ------------
                                                                 4,222,808
                                                              ------------
MEDIA -- 4.1%
AOL Time Warner, Inc.*                          169,835          2,732,645
Clear Channel Communications, Inc.*              23,306            987,941
Comcast Corp. Class A*                           87,684          2,646,303
Dow Jones & Co., Inc.                             3,085            132,748
Gannett Co., Inc.                                10,188            782,540
Interpublic Group of Cos., Inc. a                14,701            196,700
Knight-Ridder, Inc.                               3,140            216,440
McGraw-Hill Cos., Inc.                            7,349            455,638
Meredith Corp.                                    1,917             84,348
Monster Worldwide, Inc.*                          4,225             83,359
New York Times Co. Class A                        5,790            263,445
Omnicom Group, Inc. a                             7,115            510,146
Tribune Co.                                      11,620            561,246
Univision Communications, Inc. Class A*           8,725            265,240
Viacom, Inc. Class B*                            66,897          2,920,723
Walt Disney Co.                                  77,625          1,533,094
                                                              ------------
                                                                14,372,556
                                                              ------------
METALS & MINING -- 0.5%
Alcoa, Inc.                                      32,137            819,493
Allegheny Technologies, Inc.                      3,113             20,546
Freeport-McMoRan Copper & Gold, Inc.
  Class B a                                       5,486            134,407
Newmont Mining Corp. a                           15,311            496,995
Nucor Corp.                                       2,989            146,013
Phelps Dodge Corp.* a                             3,380            129,589
United States Steel Corp. a                       3,876             63,450
Worthington Industries, Inc.                      3,300             44,220
                                                              ------------
                                                                 1,854,713
                                                              ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A*                            14,100             59,220
Williams Cos., Inc.                              19,600            154,840
                                                              ------------
                                                                   214,060
                                                              ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc.*                                   4,410             66,326
Dillard's, Inc. Class A                           3,218             43,347
Dollar General Corp.                             12,627            230,569
Family Dollar Stores, Inc.                        6,549            249,844
Federated Department Stores, Inc.                 7,180            264,583
J.C. Penney Co., Inc. (Holding Co.) a            10,212            172,072
Kohls Corp.* a                                   12,838            659,617
May Department Stores Co.                        10,916            242,990
Nordstrom, Inc.                                   5,152            100,567
Sears, Roebuck & Co. a                           11,981            403,041
Target Corp.                                     34,561          1,307,788
                                                              ------------
                                                                 3,740,744
                                                              ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.* a                                   27,956            296,054
                                                              ------------


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
OIL & GAS -- 4.9%
Amerada Hess Corp.                                3,379       $    166,179
Anadarko Petroleum Corp.                          9,468            421,042
Apache Corp.                                      6,029            392,247
Ashland, Inc.                                     2,596             79,645
Burlington Resources, Inc. a                      7,670            414,717
ChevronTexaco Corp.                              40,602          2,931,465
ConocoPhillips                                   25,763          1,411,812
Devon Energy Corp.                                5,907            315,434
EOG Resources, Inc.                               4,354            182,171
Exxon Mobil Corp.                               255,728          9,183,193
Kerr-McGee Corp.                                  3,780            169,344
Marathon Oil Corp.                               11,906            313,723
Noble Corp.*                                      5,067            173,798
Occidental Petroleum Corp.                       14,340            481,107
Sunoco, Inc.                                      2,904            109,597
Unocal Corp.                                      9,765            280,158
                                                              ------------
                                                                17,025,632
                                                              ------------
PAPER & FOREST PRODUCTS -- 0.5%
Boise Cascade Corp.                               2,206             52,723
Georgia Pacific Corp. a                           9,545            180,878
International Paper Co.                          18,163            648,964
Louisiana-Pacific Corp.*                          4,021             43,587
MeadWestvaco Corp.                                7,570            186,979
Plum Creek Timber Co., Inc.                       6,987            181,313
Weyerhaeuser Co.                                  8,314            448,956
                                                              ------------
                                                                 1,743,400
                                                              ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co. Class B                        2,221            113,493
Avon Products, Inc.                               8,917            554,638
Gillette Co.                                     39,720          1,265,479
                                                              ------------
                                                                 1,933,610
                                                              ------------
PHARMACEUTICALS -- 9.6%
Abbott Laboratories                              59,431          2,600,701
Allergan, Inc. a                                  4,932            380,257
Bristol-Myers Squibb Co.                         73,564          1,997,263
Eli Lilly & Co.                                  42,710          2,945,709
Forest Laboratories, Inc.*                       13,792            755,112
Johnson & Johnson                               112,859          5,834,810
King Pharmaceuticals, Inc.*                       9,123            134,655
Merck & Co., Inc.                                85,312          5,165,642
Pfizer, Inc.                                    302,931         10,345,094
Schering Plough Corp.                            55,690          1,035,834
Watson Pharmaceuticals, Inc.*                     4,063            164,023
Wyeth                                            50,357          2,293,761
                                                              ------------
                                                                33,652,861
                                                              ------------
REAL ESTATE -- 0.2%
Apartment Investment & Management
  Co. Class A                                     3,600            124,560
Equity Office Properties Trust                   15,691            423,814
Simon Property Group, Inc.                        7,000            273,210
                                                              ------------
                                                                   821,584
                                                              ------------


                       See Notes to Financial Statements.
54

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------
COMMON STOCK (CONTINUED)
ROAD & RAIL -- 0.4%
Burlington Northern Santa Fe Corp.               14,202       $    403,905
CSX Corp.                                         8,156            245,414
Norfolk Southern Corp.                           14,778            283,738
Ryder System, Inc.                                2,326             59,592
Union Pacific Corp.                               9,668            560,937
                                                              ------------
                                                                 1,553,586
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
Advanced Micro Devices, Inc.* a                  13,066             83,753
Altera Corp.* a                                  14,534            238,358
Analog Devices, Inc.*                            13,859            482,571
Applied Materials, Inc.*                         62,671            993,962
Applied Micro Circuits Corp.*                    11,490             69,515
Broadcom Corp. Class A* a                        10,453            260,384
Intel Corp.                                     251,716          5,231,665
KLA-Tencor Corp.* a                               7,263            337,657
Linear Technology Corp.                          11,873            382,429
LSI Logic Corp.*                                 14,140            100,111
Maxim Integrated Products, Inc. a                12,243            418,588
Micron Technology, Inc.* a                       23,043            267,990
National Semiconductor Corp.* a                   6,856            135,200
Novellus Systems, Inc.*                           5,660            207,275
NVIDIA Corp.*                                     6,010            138,290
PMC-Sierra, Inc.*                                 6,324             74,181
QLogic Corp.* a                                   3,545            171,330
Teradyne, Inc.*                                   7,007            121,291
Texas Instruments, Inc.                          65,767          1,157,499
Xilinx, Inc.*                                    12,861            325,512
                                                              ------------
                                                                11,197,561
                                                              ------------
SOFTWARE -- 4.6%
Adobe Systems, Inc.                               8,747            280,516
Autodesk, Inc.                                    4,304             69,553
BMC Software, Inc.*                               8,911            145,516
Citrix Systems, Inc.* a                           6,489            132,116
Computer Associates International, Inc. a        21,833            486,439
Compuware Corp.*                                 14,332             82,696
Electronic Arts, Inc.*                            5,400            399,546
Intuit, Inc.*                                     7,782            346,532
Mercury Interactive Corp.* a                      3,189            123,127
Microsoft Corp.                                 406,674         10,414,921
Novell, Inc.*                                    14,037             43,234
Oracle Corp.*                                   200,234          2,406,813
Parametric Technology Corp.* a                    9,961             30,381
PeopleSoft, Inc.*                                11,930            209,849
Siebel Systems, Inc.* a                          18,416            175,689
Symantec Corp.* a                                 5,600            245,616
VERITAS Software Corp.* a                        15,603            447,338
                                                              ------------
                                                                16,039,882
                                                              ------------
SPECIALTY RETAIL -- 2.3%
Autozone, Inc.*                                   3,675            279,190
Bed, Bath & Beyond, Inc.*                        11,203            434,788
Best Buy Co., Inc.*                              12,262            538,547
Circuit City Stores, Inc.                         8,025             70,620
Gap, Inc. a                                      33,586            630,073


                                               SHARES            VALUE+
                                             ----------       ------------

COMMON STOCK (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
Home Depot, Inc.                                 88,399       $  2,927,775
Limited Brands                                   19,909            308,590
Lowe's Cos., Inc.                                29,724          1,276,646
Office Depot, Inc.*                              11,728            170,173
RadioShack Corp.                                  6,419            168,884
Sherwin Williams Co.                              5,735            154,157
Staples, Inc.*                                   17,969            329,731
Tiffany & Co., Inc.                               5,522            180,459
TJX Cos., Inc.                                   19,968            376,197
Toys "R" Us, Inc.* a                              8,117             98,378
                                                              ------------
                                                                 7,944,208
                                                              ------------
TEXTILES & APPAREL -- 0.3%
Jones Apparel Group, Inc.* a                      4,883            142,877
Liz Claiborne, Inc.                               4,013            141,458
Nike, Inc. Class B a                             10,013            535,595
Reebok International, Ltd.*                       2,273             76,441
V.F. Corp.                                        4,117            139,855
                                                              ------------
                                                                 1,036,226
                                                              ------------
TOBACCO -- 1.1%
Altria Group, Inc.                               78,600          3,571,584
R.J. Reynolds Tobacco Holdings, Inc. a            3,200            119,072
UST, Inc.                                         6,353            222,546
                                                              ------------
                                                                 3,913,202
                                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger W.W., Inc.                               3,483            162,865
                                                              ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
AT&T Wireless Services, Inc.*                   102,910            844,891
Nextel Communications, Inc. Class A* a           39,043            705,898
Sprint Corp. (PCS Group)* a                      38,008            218,546
                                                              ------------
                                                                 1,769,335
                                                              ------------
TOTAL COMMON STOCK
  (Cost $370,485,219)                                          341,604,069
                                                              ------------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                      12,500                  0
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------

U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills **
  (Cost $996,320)
    1.095%                         10/30/03      $1,000            997,120
                                                              ------------



                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                             ----------       ------------

TEMPORARY INVESTMENTS -- 1.8%
Dreyfus Cash Management Plus #719             6,395,161       $  6,395,161
Goldman Sachs Financial Square
  Money Market Portfolio                         22,792             22,792
J.P. Morgan Institutional Prime
  Money Market Portfolio                          3,888              3,888
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $6,421,841)                                              6,421,841
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 9.9%
COMMERCIAL PAPER -- 0.3%
Barton Capital Corp.
    1.070%                         07/31/03      $  243            243,116
Dakota Credit Card Issuance Trust
  Certificate
    1.030%                         08/14/03         169            168,283
Depfa Bank P.L.C.
    1.000%                         08/19/03         486            484,996
                                                               -----------
                                                                   896,395
                                                               -----------
MEDIUM-TERM NOTES -- 1.7%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03       1,728          1,727,665
    1.380%                         07/07/03         283            283,024
    1.255%                         07/28/03       4,023          4,022,755
                                                               -----------
                                                                 6,033,444
                                                               -----------
TIME DEPOSITS -- 2.4%
Caisse des Depots et Consignations
    1.375%                         07/01/03       2,160          2,159,582
Svenska Handelsbanken AB
    1.438%                         07/01/03       2,160          2,159,582
UBS A.G.
    1.375%                         07/01/03       4,017          4,016,720
                                                               -----------
                                                                 8,335,884
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 5.5%
American Express Centurion Bank
    1.421%                         12/12/03         495            495,498
    1.343%                         01/27/04       1,405          1,404,597
American Express Credit Corp.
    1.310%                         04/16/04         392            391,807
    1.288%                         05/13/04         634            634,064
Bear Stearns Co., Inc.
    1.433%                         01/15/04       3,015          3,015,005
    1.370%                         01/16/04       2,213          2,213,128
Canadian Imperial Bank Corp.
    1.275%                         05/28/04         523            522,596
Dresdner Bank
    1.775%                         10/06/03         459            458,824
Goldman Sachs Group, Inc.
    1.302%                         03/08/04       1,250          1,250,460
Monumental Global Funding II
    1.479%                         05/28/04         890            891,114


COUPON                                            PAR
 RATE                              MATURITY      (000)            VALUE+
------                             --------     -------        -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS (CONTINUED)
Morgan Stanley
    1.330%                         07/16/03      $  141        $   140,854
    1.340%                         10/22/03         200            199,884
    1.330%                         11/07/03       1,390          1,390,282
    1.360%                         01/12/04       2,881          2,881,059
    1.330%                         03/12/04       1,057          1,057,211
National City Bank of Indiana
    1.586%                         11/10/03       2,276          2,276,451
                                                               -----------
                                                                19,222,834
                                                               -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $34,488,557)                                            34,488,557
                                                              ------------
TOTAL INVESTMENTS -- 109.9%
  (Cost $412,391,937)                                          383,511,587
                                                              ------------
OTHER ASSETS AND LIABILITIES-- (9.9%)
Dividends receivable and other assets                              460,923
Receivable for capital stock sold                                   40,067
Payable upon return of collateral on securities loaned         (34,488,557)
Payable for capital stock redeemed                                (286,059)
Accrued expenses                                                  (158,048)
                                                              ------------
                                                               (34,431,674)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 16,535,151 Institutional Shares,
  885,033 N Shares, and 34,079 B Shares of
  beneficial interest outstanding, $.001 par value
  (Note  8)                                                   $349,079,913
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($330,706,922/16,535,151)                                         $20.00
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($17,694,160/885,033)                           $19.99
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%) PER B SHARE ($678,831/34,079)                     $19.92
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Security pledged as collateral for futures contracts.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $33,263,259, and the total market value of the collateral held by the portfolio is $34,488,557.

                                              NUMBER OF        UNREALIZED
                                              CONTRACTS       DEPRECIATION
                                              ---------       ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2003
  (Notional value at 06/30/03 is
  $7,056,425.)                                    29            $(29,762)
                                                  ==            =========

                       See Notes to Financial Statements.
56

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK -- 97.1%
AUTO COMPONENTS -- 1.4%
Bandag, Inc.                                      2,450       $    91,311
                                                              -----------
BANKS -- 7.0%
City Holding Co.                                    620            18,147
Independent Bank Corp.                            6,700           172,123
Pacific Capital Bancorp                           3,300           115,665
Prosperity Bancshares, Inc.                       8,287           159,525
                                                              -----------
                                                                  465,460
                                                              -----------
BIOTECHNOLOGY -- 2.5%
Genta, Inc.*                                      2,500            33,300
Maxygen, Inc.*                                   12,200           133,834
                                                              -----------
                                                                  167,134
                                                              -----------
CASINOS -- 1.4%
GTECH Holdings Corp.                              2,410            90,736
                                                              -----------
CHEMICALS -- 4.0%
RPM International, Inc.                           9,150           125,812
Symyx Technologies, Inc.*                         8,690           141,821
                                                              -----------
                                                                  267,633
                                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
Corinthian Colleges, Inc.*                          710            34,485
Corporate Executive Board Co.*                    4,580           185,627
Stericycle, Inc.*                                 2,470            95,046
                                                              -----------
                                                                  315,158
                                                              -----------
COMMUNICATIONS EQUIPMENT -- 4.0%
Bel Fuse, Inc. Class B                            4,550           104,195
InterDigital Communications Corp.*                2,200            51,414
Tekelec*                                         10,050           113,565
                                                              -----------
                                                                  269,174
                                                              -----------
COMPUTERS & PERIPHERALS -- 4.7%
Electronics for Imaging, Inc.*                    5,600           113,624
SanDisk Corp.*                                    4,900           197,715
                                                              -----------
                                                                  311,339
                                                              -----------
DIVERSIFIED FINANCIALS -- 4.2%
CompuCredit Corp.*                               10,900           132,435
Forest City Enterprises, Inc. Class A             1,672            69,304
Scottish Annuity & Life Holdings, Ltd.            4,000            80,840
                                                              -----------
                                                                  282,579
                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.2%
Commonwealth Telephone Enterprises, Inc.*         1,880            82,664
                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
Silicon Laboratories, Inc.*                       1,330            35,431
Trimble Navigation, Ltd.*                         2,650            60,765
                                                              -----------
                                                                   96,196
                                                              -----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Headwaters, Inc.*                                 7,600           111,644
Universal Compression Holdings, Inc.*               900            18,774
                                                              -----------
                                                                  130,418
                                                              -----------


                                                 SHARES          VALUE+
                                                -------       -----------

COMMON STOCK (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
ALARIS Medical Systems, Inc.*                     8,200       $   106,190
Mentor Corp.                                      7,850           152,133
STERIS Corp.*                                     5,650           130,459
Wright Medical Group, Inc.*                       2,130            40,470
                                                              -----------
                                                                  429,252
                                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 8.8%
AdvancePCS*                                       3,950           151,008
Covance, Inc.*                                    1,330            24,073
Cyberonics, Inc.*                                 4,560            98,086
IDEXX Laboratories, Inc.*                         3,100           103,974
Mid Atlantic Medical Services, Inc.*              3,500           183,050
United Surgical Partners International, Inc.*     1,230            27,786
                                                              -----------
                                                                  587,977
                                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
P.F. Chang's China Bistro, Inc.*                  1,050            51,671
Panera Bread Co. Class A*                         1,800            72,000
                                                              -----------
                                                                  123,671
                                                              -----------
INSURANCE -- 2.9%
Brown & Brown, Inc.                                 741            24,082
Stewart Information Services Corp.*               6,030           167,936
                                                              -----------
                                                                  192,018
                                                              -----------
INTERNET SOFTWARE & SERVICES -- 4.2%
Activision, Inc.*                                11,340           146,513
NetScreen Technologies, Inc.*                     3,470            78,248
United Online, Inc.*                              2,050            51,947
                                                              -----------
                                                                  276,708
                                                              -----------
IT CONSULTING & SERVICES -- 4.6%
CCC Information Services Group*                   5,700            82,650
Cognizant Technology Solutions Corp.*             5,580           135,929
SRA International, Inc. Class A*                  1,100            35,200
Titan Corp.*                                      4,810            49,495
                                                              -----------
                                                                  303,274
                                                              -----------
MEDIA -- 2.1%
XM Satellite Radio Holdings, Inc.*               12,823           141,694
                                                              -----------
MULTILINE RETAIL -- 3.9%
Fred's, Inc.                                      3,820           142,028
Tuesday Morning Corp.*                            4,600           120,980
                                                              -----------
                                                                  263,008
                                                              -----------
OIL & GAS -- 2.0%
Ultra Petroleum Corp.*                           10,400           134,264
                                                              -----------
PERSONAL PRODUCTS -- 1.9%
Chattem, Inc.*                                    2,200            41,360
Helen of Troy, Ltd.*                              5,800            87,928
                                                              -----------
                                                                  129,288
                                                              -----------


                       See Notes to Financial Statements.

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 6.0%
American Pharmaceutical Partners, Inc.*           1,750        $   59,325
Endo Pharmaceutical Holdings, Inc.*               6,250           105,750
Medicis Pharmaceutical Corp. Class A              2,000           113,400
Pharmaceutical Resources, Inc.*                   2,500           121,650
                                                               ----------
                                                                  400,125
                                                               ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.1%
Entegris, Inc.*                                   9,570           128,621
Intermagnetics General Corp.*                     2,802            55,592
Micrel, Inc.*                                     4,670            48,521
Power Integrations, Inc.*                         1,530            37,209
                                                               ----------
                                                                  269,943
                                                              -----------
SOFTWARE -- 2.4%
Jack Henry & Associates, Inc.                     2,600            46,254
Hyperion Solutions Corp.*                         1,340            45,239
SERENA Software, Inc.*                            1,340            27,979
Take-Two Interactive Software, Inc.*              1,330            37,692
                                                               ----------
                                                                  157,164
                                                               ----------
SPECIALTY RETAIL -- 1.9%
Cost Plus, Inc.*                                  1,580            56,343
Rent-A-Center, Inc.*                                940            71,261
                                                               ----------
                                                                  127,604
                                                               ----------
TEXTILES & APPAREL -- 5.5%
Columbia Sportswear Co.*                          3,650           187,647
Fossil, Inc.*                                     5,527           130,216
Quiksilver, Inc.*                                 2,760            45,512
                                                               ----------
                                                                  363,375
                                                               ----------
TOTAL COMMON STOCK
  (Cost $5,629,560)                                             6,469,167
                                                               ----------
TEMPORARY INVESTMENTS -- 2.9%
Dreyfus Cash Management Plus #719               192,311           192,311
Goldman Sachs Financial Square
  Money Market Portfolio                            730               730
J.P. Morgan Institutional Prime
  Money Market Portfolio                              6                 6
                                                               ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $193,047)                                                 193,047
                                                               ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,822,607)                                            $6,662,214
                                                               ==========


--------------------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.


                       See Notes to Financial Statements.
58

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $5,822,607) ...............................................................  $6,662,214
   Dividends receivable .................................................................................       3,382
   Interest receivable ..................................................................................         147
   Receivable for securities sold .......................................................................     719,350
   Other assets .........................................................................................      13,611
                                                                                                           ----------
          Total assets ..................................................................................   7,398,704
                                                                                                           ----------

LIABILITIES
   Payable for securities purchased .....................................................................     732,287
   Accrued expenses .....................................................................................       7,819
                                                                                                           ----------
          Total liabilities .............................................................................     740,106
                                                                                                           ----------
NET ASSETS
Applicable to 737,910 Institutional Shares of beneficial interest outstanding, $.001 par value (Note 8) .  $6,658,598
                                                                                                           ==========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($6,658,598/737,910) .................................................................................       $9.02
                                                                                                                =====


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK -- 58.8%
AEROSPACE & DEFENSE -- 1.0%
Lockheed Martin Corp.                             9,200       $    437,644
United Defense Industries, Inc.*                  4,820            125,031
                                                              ------------
                                                                   562,675
                                                              ------------
AIR FREIGHT & COURIERS -- 0.2%
FedEx Corp.                                       2,000            124,060
                                                              ------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                         4,580            233,809
                                                              ------------
AUTOMOBILES -- 1.0%
General Motors Corp. a                           14,200            511,200
                                                              ------------
BANKS -- 5.9%
Bank of America Corp.                             7,200            569,016
Compass Bancshares, Inc.                          4,300            150,199
Corus Bankshares, Inc.                            1,670             80,878
Downey Financial Corp.                            1,615             66,699
Flagstar Bancorp, Inc.                            3,710             90,710
Huntington Bancshares, Inc.                       9,100            177,632
Irwin Financial Corp.                             6,080            157,472
Pacific Capital Bancorp                           3,870            135,644
Southtrust Corp. a                               15,400            418,880
Sovereign Bancorp, Inc. a                         9,100            142,415
U.S. Bancorp                                     14,160            346,920
Wachovia Corp.                                    4,850            193,806
Washington Mutual, Inc. a                        11,220            463,386
Webster Financial Corp.                           3,050            115,290
Wells Fargo & Co.                                 1,550             78,120
                                                              ------------
                                                                 3,187,067
                                                              ------------
BEVERAGES -- 0.1%
Pepsico, Inc.                                     1,570             69,865
                                                              ------------
BIOTECHNOLOGY -- 0.2%
Amgen, Inc.* a                                    1,950            129,558
                                                              ------------
CASINOS -- 0.8%
GTECH Holdings Corp.                             10,700            402,855
                                                              ------------
CHEMICALS -- 0.4%
MacDermid, Inc.                                   4,260            112,038
Methanex Corp.                                   11,640            124,420
                                                              ------------
                                                                   236,458
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
Cendant Corp.* a                                 21,500            393,880
CheckFree Corp.* a                                5,950            165,648
Deluxe Corp.                                      2,300            103,040
Republic Services, Inc.*                         17,400            394,458
Rollins, Inc.                                     4,200             79,170
Viad Corp.                                        7,300            163,447
                                                              ------------
                                                                 1,299,643
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 1.9%
Cisco Systems, Inc.*                             50,650            845,349
Comverse Technology, Inc.*                        2,100             31,563
Emulex Corp.* a                                   5,200            118,404
Qualcomm, Inc. a                                  1,200             42,900
                                                              ------------
                                                                 1,038,216
                                                              ------------


                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
COMPUTERS & PERIPHERALS -- 2.9%
Dell Computer Corp.*                             25,190       $    805,072
EMC Corp.*                                        9,900            103,653
Hewlett-Packard Co.                              15,800            336,540
Intergraph Corp.*                                 3,970             85,355
International Business Machines Corp.             1,150             94,875
Lexmark International, Inc. Class A* a            1,800            127,386
                                                              ------------
                                                                 1,552,881
                                                              ------------
CONTAINERS & PACKAGING -- 0.4%
Owens-Illinois, Inc.*                             5,420             74,633
Pactiv Corp.* a                                   5,300            104,463
Sealed Air Corp.* a                                 800             38,128
                                                              ------------
                                                                   217,224
                                                              ------------
DIVERSIFIED FINANCIALS -- 3.2%
Bear Stearns Cos., Inc.                           1,700            123,114
Capital One Financial Corp. a                     3,230            158,851
Citigroup, Inc.                                     684             29,275
Fannie Mae                                        6,220            419,477
Legg Mason, Inc. a                                1,300             84,435
Lehman Brothers Holdings, Inc.                    3,600            239,328
Moody's Corp.                                     7,100            374,241
New Century Financial Corp.                       1,725             75,296
San Juan Basin Royalty Trust                     13,445            241,338
                                                              ------------
                                                                 1,745,355
                                                              ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.0%
AT&T Corp.                                        8,400            161,700
CenturyTel, Inc.                                  9,100            317,135
Sprint Corp. (FON Group)                          9,600            138,240
Verizon Communications, Inc.                     11,842            467,167
                                                              ------------
                                                                 1,084,242
                                                              ------------
ELECTRIC UTILITIES -- 0.5%
Cleco Corp. a                                     4,155             71,965
Exelon Corp.                                      3,500            209,335
                                                              ------------
                                                                   281,300
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.2%
AMETEK, Inc.                                      2,220             81,363
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Anixter International, Inc. *                       730             17,104
Arrow Electronics, Inc.* a                        2,200             33,528
Cohu, Inc.                                        3,515             54,834
Jabil Circuit, Inc.* a                            1,200             26,520
                                                              ------------
                                                                   131,986
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Denbury Resources, Inc.*                          9,760            131,077
Pride International, Inc.* a                      5,400            101,628
Veritas DGC, Inc.*                                8,175             94,012
                                                              ------------
                                                                   326,717
                                                              ------------


                       See Notes to Financial Statements.
60

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING -- 0.7%
Ruddick Corp.                                     5,975       $     93,927
Wal-Mart Stores, Inc.                             5,150            276,401
                                                              ------------
                                                                   370,328
                                                              ------------
FOOD PRODUCTS -- 1.0%
Dean Foods Co.* a                                11,000            346,500
Fresh Del Monte Produce, Inc.                     5,860            150,543
Sara Lee Corp.                                    1,400             26,334
                                                              ------------
                                                                   523,377
                                                              ------------
GAS UTILITIES -- 0.5%
AGL Resources, Inc.                               5,155            131,143
Kinder Morgan, Inc.                                 500             27,325
ONEOK, Inc.                                       4,165             81,759
                                                              ------------
                                                                   240,227
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Beckman Coulter, Inc. a                           9,300            377,952
Becton, Dickinson & Co.                          18,800            730,380
Hillenbrand Industries, Inc.                      2,900            146,305
Medtronic, Inc.                                   2,400            115,128
Stryker Corp.                                     1,160             80,469
                                                              ------------
                                                                 1,450,234
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
AdvancePCS* a                                    12,510            478,257
Anthem, Inc.*                                       500             38,575
Cardinal Health, Inc.                               740             47,582
Caremark Rx, Inc.* a                              7,180            184,383
Invitrogen Corp.*                                 2,600             99,762
Millennium Chemicals, Inc.                       11,730            111,552
PacifiCare Health Systems, Inc.*                  3,520            173,642
                                                              ------------
                                                                 1,133,753
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Brinker International, Inc.* a                    6,300            226,926
CBRL Group, Inc.                                  6,600            256,476
Kerzner International, Ltd.*                      3,700            119,177
Starbucks Corp.*                                  1,550             38,006
Yum! Brands, Inc.*                                5,300            156,668
                                                              ------------
                                                                   797,253
                                                              ------------
HOUSEHOLD DURABLES -- 0.1%
Lennar Corp. Class A                                400             28,600
Pulte Homes, Inc.                                   650             40,079
                                                              ------------
                                                                    68,679
                                                              ------------
HOUSEHOLD PRODUCTS -- 0.5%
Procter & Gamble Co.                              2,740            244,353
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 1.3%
General Electric Co. a                           23,390            670,825
                                                              ------------
INSURANCE -- 3.2%
AFLAC, Inc.                                      18,300            562,725
Delphi Financial Group, Inc. Class A              1,310             61,308
Fremont General Corp.                             3,800             52,060
IPC Holdings, Ltd.*                               3,555            119,093


                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
John Hancock Financial Services, Inc.             5,300       $    162,869
LandAmerica Financial Group, Inc.                 2,000             95,000
MetLife, Inc.                                    15,000            424,800
Prudential Financial, Inc.                        7,000            235,550
                                                              ------------
                                                                 1,713,405
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
Yahoo!, Inc.*                                     2,100             68,796
                                                              ------------
IT CONSULTING & SERVICES -- 0.6%
Accenture, Ltd. Class A*                          4,900             88,641
Affiliated Computer Services, Inc. Class A* a     5,500            251,515
                                                              ------------
                                                                   340,156
                                                              ------------
MACHINERY -- 0.7%
Donaldson Co., Inc. a                             2,600            115,570
Flowserve Corp.* a                                2,625             51,634
Pall Corp.                                        6,000            135,000
Terex Corp.*                                      2,560             49,971
                                                              ------------
                                                                   352,175
                                                              ------------
MARINE -- 0.5%
Frontline, Ltd. a                                10,680            151,870
General Maritime Corp.*                          12,000            121,800
                                                              ------------
                                                                   273,670
                                                              ------------
MEDIA -- 0.7%
AOL Time Warner, Inc.* a                         19,900            320,191
Viacom, Inc. Class B* a                           1,140             49,772
                                                              ------------
                                                                   369,963
                                                              ------------
METALS & MINING -- 0.3%
Alliance Resource Partners L.P.                   5,000            136,250
                                                              ------------
MULTILINE RETAIL -- 1.3%
Dollar General Corp.                             18,300            334,158
Federated Department Stores, Inc.                 5,700            210,045
J.C. Penney Co., Inc. (Holding Co.) a             3,900             65,715
ShopKo Stores, Inc.*                              7,570             98,410
                                                              ------------
                                                                   708,328
                                                              ------------
OIL & GAS -- 2.7%
Amerada Hess Corp.                                2,000             98,360
ConocoPhillips                                    5,200            284,960
Exxon Mobil Corp.                                10,990            394,651
Marathon Oil Corp.                                1,800             47,430
Patina Oil & Gas Corp.                            3,768            121,141
PetroKazakhstan, Inc. Class A*                    5,585             69,757
XTO Energy, Inc.                                 22,200            446,442
                                                              ------------
                                                                 1,462,741
                                                              ------------
PERSONAL PRODUCTS -- 0.5%
Avon Products, Inc.                               4,200            261,240
                                                              ------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories                               5,200            227,552
Alpharma, Inc. Class A                            7,495            161,892
American Pharmaceutical Partners, Inc.* a           985             33,391

                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Eli Lilly & Co.                                     500       $     34,485
Forest Laboratories, Inc.*                        1,000             54,750
Johnson & Johnson                                 9,790            506,143
Medicis Pharmaceutical Corp. Class A                600             34,020
Merck & Co., Inc. a                               9,500            575,225
Mylan Laboratories, Inc.                          5,850            203,405
Pfizer, Inc.                                     24,360            831,894
Watson Pharmaceuticals, Inc.* a                   2,000             80,740
Wyeth                                             1,140             51,927
                                                              ------------
                                                                 2,795,424
                                                              ------------
REAL ESTATE -- 0.4%
Corporate Office Properties Trust                 3,290             55,700
Redwood Trust, Inc. a                             1,340             53,479
Town & Country Trust                              5,000            116,250
                                                              ------------
                                                                   225,429
                                                              ------------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe Corp.               10,400            295,776
Dollar Thrifty Automotive Group, Inc.*            4,680             86,814
Landstar System, Inc.*                            2,400            150,840
                                                              ------------
                                                                   533,430
                                                              ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.2%
Altera Corp.*                                     2,200             36,080
Intel Corp. a                                    22,070            458,703
Linear Technology Corp.                           1,800             57,978
OmniVision Technologies, Inc.* a                  1,805             56,316
Rambus, Inc.*                                     1,410             23,364
Varian Semiconductor Equipment
  Associates, Inc.*                                 665             19,790
                                                              ------------
                                                                   652,231
                                                              ------------
SOFTWARE -- 2.6%
Adobe Systems, Inc.                               1,200             38,484
Citrix Systems, Inc.* a                           2,400             48,864
Computer Associates International, Inc. a         1,800             40,104
Microsoft Corp. a                                35,740            915,302
Oracle Corp.*                                    10,310            123,926
Symantec Corp.* a                                 5,300            232,458
                                                              ------------
                                                                 1,399,138
                                                              ------------
SPECIALTY RETAIL -- 1.1%
Bed, Bath & Beyond, Inc.* a                       1,790             69,470
Best Buy Co., Inc.*                               1,400             61,488
Home Depot, Inc.                                  1,300             43,056
Lowe's Cos., Inc. a                               5,250            225,487
Staples, Inc.*                                    9,860            180,931
                                                              ------------
                                                                   580,432
                                                              ------------
TEXTILES & APPAREL -- 1.0%
Coach, Inc.*                                      3,360            167,126
Liz Claiborne, Inc.                               8,600            303,150
V.F. Corp.                                        2,300             78,131
                                                              ------------
                                                                   548,407
                                                              ------------


                                                 SHARES          VALUE+
                                                 ------       -----------

COMMON STOCK (CONTINUED)
TOBACCO -- 0.2%
Universal Corp.                                   2,790       $    118,017
                                                              ------------
WIRELESS TELECOMMUNICATIONS SERVICES-- 0.8%
Nextel Communications, Inc. Class A* a            2,400             43,392
Vodafone Group P.L.C.                            18,800            369,420
                                                              ------------
                                                                   412,812
                                                              ------------
TOTAL COMMON STOCK
  (Cost $29,230,511)                                            31,667,547
                                                              ------------

COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------
ASSET-BACKED SECURITIES -- 3.7%
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                         04/15/13      $    8              8,239
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A8
    6.480%                         12/26/09         215            246,561
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11         700            713,411
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07         150            165,934
Conseco Finance Series 2001-A,
  Class IIA2
    6.520%                         03/15/32         138            140,350
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                         12/20/07         700            713,064
                                                               -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $1,944,549)                                              1,987,559
                                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.2%
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                         11/12/31          12             13,159
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                         10/15/07         300            330,231
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                         10/15/17         450            465,747
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.000%                         06/25/22         163            150,982
Federal National Mortgage Association
  Series 1993-197, Class SB
   12.032%                         10/25/08         158            174,677
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                         03/25/27         905             55,964
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                         02/25/09         391             28,763


                       See Notes to Financial Statements.
62

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1998-61, Class PB
    5.500%                         12/25/08      $  476        $   483,887
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.379%                         11/17/18         375            440,165
Federal National Mortgage Association
  Series 2000-T8, Class A
    7.330%                         12/25/30         150            157,477
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                         11/25/15         680            713,268
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                         11/25/17         400            414,164
Federal National Mortgage Association
  Series 2003-57, Class KL
    3.500%                         03/25/09         210            213,104
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                         09/25/42         420            427,612
GE Capital Mortgage Services, Inc.
  Series 1998-16, Class A3
    6.500%                         10/25/13         226            227,832
Nationsbanc Montgomery Funding Corp.
  Series 1998-1, Class A16
    6.750%                         06/25/28         218            222,294
PNC Mortgage Securities Corp.
  Series 1994-4, Class A3
    6.850%                         08/25/09         534            538,044
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28         263             31,585
Wells Fargo Mortgage-Backed Securities
  Trust Series 2002-8, Class 2A3
    6.000%                         05/25/17         400            410,762
                                                               -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,385,566)                                              5,499,717
                                                               -----------
MORTGAGE-BACKED SECURITIES -- 4.5%
Federal National Mortgage Association#
    4.500%                         12/15/33         435            431,058
    5.000%                         12/15/33       1,310          1,331,901
Federal National Mortgage Association
  Pool #345739
    7.500%                         03/01/27           6              6,390
Federal National Mortgage Association
  Pool #363317
    7.500%                         11/01/26           1              1,444
Federal National Mortgage Association
  Pool #368941
    7.500%                         12/01/26          62             66,392
Federal National Mortgage Association
  Pool #371323
    7.500%                         03/01/27          75             79,493
Government National Mortgage
  Association Pool #354675
    6.500%                         10/15/23         217            229,152


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #442138
    8.000%                         11/15/26      $  149        $   161,555
Government National Mortgage
  Association Pool #555127
    7.000%                         09/15/31          86             90,726
                                                               -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $2,368,774)                                              2,398,111
                                                               -----------
CORPORATE BONDS -- 12.3%
ELECTRIC -- 1.2%
AEP Texas Central Co. Series 144A
    5.500%                         02/15/13         100            106,886
Constellation Energy Group, Inc.
    7.600%                         04/01/32         110            132,654
Duke Capital Corp.
    8.000%                         10/01/19         150            174,131
PECO Energy Co.
    3.500%                         05/01/08         200            205,894
                                                               -----------
                                                                   619,565
                                                               -----------
FINANCE - BANK -- 0.7%
Manufacturers & Traders Trust Co.
    8.000%                         10/01/10         125            154,688
Royal Bank of Scotland Group P.L.C.
    5.000%                         10/01/14         100            105,156
Union Planters Corp.
    7.750%                         03/01/11         105            127,556
                                                               -----------
                                                                   387,400
                                                               -----------

FINANCE - NON-BANK -- 3.0%
Boeing Capital Corp.
    7.375%                         09/27/10         180            213,597
Boston Properties, Inc.
    6.250%                         01/15/13          50             54,852
CIT Group, Inc.
    7.750%                         04/02/12          55             65,687
Ford Motor Credit Corp.
    5.800%                         01/12/09         150            149,253
Goldman Sachs Group, Inc.
    7.625%                         08/17/05         500            563,729
Household Finance Corp.
    6.500%                         11/15/08         100            115,115
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06          60             67,077
    4.000%                         01/22/08          55             57,381
National Rural Utilities Cooperative
  Finance Corp.
    5.750%                         08/28/09          75             83,117
Simon Property Group L.P.
    5.375%                         08/28/08          35             37,692
Textron Financial Corp.
    5.875%                         06/01/07         200            217,927
                                                               -----------
                                                                 1,625,427
                                                               -----------

                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIALS -- 4.6%
Boeing Co.
    8.750%                         09/15/31      $  100        $   138,124
Comcast Cable Communications, Inc.
    7.125%                         06/15/13          75             87,821
Comcast Corp.
    5.300%                         01/15/14          90             92,783
E.I. Dupont de Nemours & Co.
    6.750%                         10/15/04         300            320,110
General Electric Co.
    5.000%                         02/01/13          90             95,245
General Motors Corp.
    8.375%                         07/15/33          90             88,340
Goodrich Corp.
    6.450%                         12/15/07          75             81,640
    7.625%                         12/15/12          75             85,699
H.J. Heinz Co.
    6.000%                         03/15/08         225            256,331
John Deere Capital Corp.
    5.100%                         01/15/13         300            317,190
Kellogg Co.a
    2.875%                         06/01/08         100             99,409
Kroger Co.
    6.800%                         04/01/11          85             97,122
News America, Inc. Series 144A
    6.550%                         03/15/33         100            106,729
PHH Corp.
    6.000%                         03/01/08         100            107,651
Procter & Gamble Co. - Guaranteed ESOP
  Debentures, Series A
    9.360%                         01/01/21         150            211,015
TCI Communications, Inc.
    8.750%                         08/01/15         100            129,903
Time Warner, Inc.
    9.125%                         01/15/13         140            179,670
                                                               -----------
                                                                 2,494,782
                                                               -----------
NATURAL GAS -- 0.7%
Duke Energy Field Services
    7.875%                         08/16/10         150            180,841
Enron Corp.*** a
    6.950%                         07/15/28          45              8,437
Kinder Morgan, Inc.
    6.650%                         03/01/05         200            214,662
                                                               -----------
                                                                   403,940
                                                               -----------
OIL -- 1.0%
Anadarko Petroleum Corp.
    5.000%                         10/01/12         100            105,639
Conoco, Inc.
    6.950%                         04/15/29         165            199,172
Phillips Petroleum Co.
    8.500%                         05/25/05         200            225,390
                                                               -----------
                                                                   530,201
                                                               -----------


COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

CORPORATE BONDS (CONTINUED)
TELEPHONES -- 1.0%
AT&T Wireless Services, Inc.
    7.875%                         03/01/11      $   40        $    47,325
France Telecom S.A.
    7.750%                         03/01/11         100            126,075
Verizon Global Funding Corp.
    7.750%                         12/01/30          30             38,142
Vodafone Group P.L.C.
    7.750%                         02/15/10         250            308,102
                                                               -----------
                                                                   519,644
                                                               -----------
TRANSPORTATION -- 0.1%
CSX Corp.
    6.750%                         03/15/11          50             58,302
                                                               -----------
TOTAL CORPORATE BONDS
  (Cost $6,043,622)                                              6,639,261
                                                               -----------
MUNICIPAL BONDS -- 0.8%
Arizona Agricultural Improvement &
  Power District Electrical Systems
  Revenue Bonds (Salt River Project)
  Series B
    5.000%                         01/01/31         330            345,230
Jefferson County, Alabama, Sewer
  Revenue Bonds (Capital Improvement
  Warrants) Series D
    5.000%                         02/01/42         100            102,863
                                                               -----------
TOTAL MUNICIPAL BONDS
  (Cost $439,174)                                                  448,093
                                                               -----------
YANKEE BONDS -- 0.2%
United Mexican States a
  (Cost $105,894)
    6.375%                         01/16/13         100            106,250
                                                               -----------
U.S. TREASURY OBLIGATIONS -- 7.2%
U.S. TREASURY BILLS** -- 0.0%
    1.155%                         07/17/03          10              9,996
    1.120%                         09/11/03          10              9,983
                                                               -----------
                                                                    19,979
                                                               -----------
U.S. TREASURY BONDS -- 1.4%
    8.750%                         08/15/20         240            367,603
    8.000%                         11/15/21         275            398,482
                                                               -----------
                                                                   766,085
                                                               -----------
U.S. TREASURY NOTES -- 5.8%
    7.875%                         11/15/04       1,195          1,304,558
    6.500%                         10/15/06         250            287,305
    3.500% a                       11/15/06          70             73,809
    5.000% a                       02/15/11         455            510,862
    4.000%                         11/15/12         890            926,400
                                                               -----------
                                                                 3,102,934
                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,811,109)                                              3,888,998
                                                               -----------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                              ---------       -----------

TEMPORARY INVESTMENTS -- 5.0%
Dreyfus Cash Management Plus #719             1,687,765       $  1,687,765
Goldman Sachs Financial Square
  Money Market Portfolio                        932,421            932,421
J.P. Morgan Institutional Prime
  Money Market Portfolio                         75,870             75,870
                                                              ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,696,056)                                              2,696,056
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------      ------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 16.5%
COMMERCIAL PAPER -- 0.9%
Barton Capital Corp.
    1.070%                         07/31/03      $  387            386,913
Crown Point Capital Co.
    1.250%                         07/14/03         110            109,503
                                                              ------------
                                                                   496,416
                                                              ------------
MEDIUM-TERM NOTES -- 2.3%
Merrill Lynch Medium-Term Note
    1.460%                         07/01/03         666            665,656
    1.255%                         07/28/03         602            601,696
                                                              ------------
                                                                 1,267,352
                                                              ------------
TIME DEPOSITS -- 5.9%
Caisse des Depots et Consignations
    1.375%                         07/01/03         832            832,071
Svenska Handelsbanken AB
    1.438%                         07/01/03         832            832,070
UBS A.G.
    1.375%                         07/01/03       1,491          1,491,417
                                                              ------------
                                                                 3,155,558
                                                              ------------
VARIABLE RATE OBLIGATIONS -- 7.4%
American Express Centurion Bank
    1.421%                         12/12/03          57             56,986
    1.343%                         01/27/04         279            279,279
American Express Credit Corp.
    1.310%                         04/16/04         133            132,727
Bear Stearns Co., Inc.
    1.433%                         01/15/04         742            742,036
    1.370%                         01/16/04         778            778,289
Dresdner Bank
    1.775%                         10/06/03         158            157,748
Goldman Sachs Group, Inc.
    1.302%                         03/08/04          92             91,874
Morgan Stanley
    1.340%                         10/22/03          79             78,630
    1.330%                         11/07/03         797            797,346
    1.360%                         01/12/04         737            737,081
    1.330%                         03/12/04         111            111,243
                                                              ------------
                                                                 3,963,239
                                                              ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $8,882,565)                                              8,882,565
                                                              ------------
TOTAL INVESTMENTS -- 119.2%
  (Cost $60,907,820)                                            64,214,157
                                                              ------------



                                                                 VALUE+
                                                              ------------

OTHER ASSETS AND LIABILITIES -- (19.2%)
Dividends receivable and other assets                         $    292,361
Receivable for securities sold                                     154,821
Receivable for capital stock sold                                   57,290
Payable upon return of collateral on securities loaned          (8,882,565)
Payable for securities purchased                                (1,859,431)
Payable for capital stock redeemed                                 (64,191)
Accrued expenses                                                   (41,765)
                                                              ------------
                                                               (10,343,480)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 4,141,769 Institutional Shares,
  166,444 N Shares, 22,667 A Shares,
  and 15,139 B Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                       $ 53,870,677
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($51,340,321/4,141,769)                                           $12.40
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($2,062,670/166,444)                            $12.39
                                                                    ======

NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($280,703/22,667)                                     $12.38
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($12.38/0.945) (NOTE 5)                               $13.10
                                                                    ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($186,983/15,139)                                     $12.35
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Securities pledged as collateral for futures contracts.
***Security in default.
a Total or partial security on loan. At June 30, 2003, the total market value of the portfolio's securities on loan is $8,595,002, and the total market value of the collateral held by the portfolio is $8,882,565.
#  Represents "to-be-announced" (TBA) transactions.
IO -- Interest Only Security.
PO -- Principal Only Security.

                       See Notes to Financial Statements.

                        HARRIS INSIGHT INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                              ---------       -----------

COMMON STOCK -- 96.5%
BRAZIL -- 1.0%
Companhia Vale do Rio Doce ADR                   53,000       $  1,470,750
                                                              ------------
CHINA -- 2.0%
China Mobile, Ltd.                              619,000          1,460,555
Denway Motors, Ltd.                           3,358,000          1,517,922
                                                              ------------
                                                                 2,978,477
                                                              ------------
FINLAND -- 2.1%
Tietoenator Oyj                                 104,500          1,759,227
UPM-Kymmene Oyj                                  94,000          1,371,971
                                                              ------------
                                                                 3,131,198
                                                              ------------
FRANCE -- 15.9%
Arcelor                                         132,000          1,537,034
Aventis S.A.                                     41,000          2,255,702
Axa                                             149,000          2,311,603
BNP Paribas S.A.                                 42,000          2,134,195
European Aeronautic Defence & Space Co.          75,000            919,823
Groupe Danone                                    18,500          2,559,944
Lafarge S.A.                                     11,418            668,701
Pechiney S.A.- A*                                53,500          1,920,500
Schneider Electric S.A.                          46,000          2,162,605
Societe Generale                                 32,900          2,085,483
Suez S.A.                                        87,100          1,386,286
Total S.A.                                       27,000          4,080,292
                                                              ------------
                                                                24,022,168
                                                              ------------
GERMANY -- 9.1%
Adidas-Salomon A.G.                              17,600          1,505,101
BASF A.G.                                        42,000          1,794,171
Celesio A.G.                                     53,000          2,082,704
Deutsche Bank A.G.                               28,700          1,861,436
E.On A.G.                                        64,220          3,301,634
Linde A.G.                                       52,000          1,925,174
Volkswagen A.G.                                  29,100          1,230,072
                                                              ------------
                                                                13,700,292
                                                              ------------
GREECE -- 1.0%
Hellenic Telecommunications Organization
  (OTE) S.A.                                    135,200          1,599,136
                                                              ------------
HONG KONG -- 4.0%
HSBC Holdings P.L.C.                            272,701          3,234,730
Hutchison Whampoa, Ltd.                         320,000          1,949,185
Wing Hang Bank, Ltd.                            254,000            933,185
                                                              ------------
                                                                 6,117,100
                                                              ------------
ITALY -- 4.5%
ENI S.P.A.                                      242,000          3,659,930
Luxottica Group S.P.A. ADR                      110,000          1,529,000
Saipem S.P.A.                                   220,000          1,647,183
                                                              ------------
                                                                 6,836,113
                                                              ------------
JAPAN -- 12.4%
Canon, Inc.                                      34,000          1,560,192
Kao Corp.                                        80,000          1,489,069
Kyushu Electric Power Co., Inc.                      90              1,401
Mabuchi Motor Co., Ltd.                          23,000          1,758,401


                                               SHARES            VALUE+
                                              ---------       -----------

COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Mazda Motor Corp.                             1,000,000       $  2,431,814
NEC Corp.                                       442,000          2,208,620
Promise Co., Ltd.                                47,700          1,783,660
Rohm Co., Ltd.                                   13,000          1,417,198
Sony Corp.                                       86,000          2,420,821
Sumitomo Trust & Banking Co., Ltd.              560,000          1,935,457
Takeda Chemical Industries, Ltd.                 48,000          1,770,893
                                                              ------------
                                                                18,777,526
                                                              ------------
KOREA -- 0.9%
Kookmin Bank ADR                                 47,000          1,421,750
                                                              ------------
MEXICO -- 2.1%
Cemex S.A. de C.V. ADR                           78,114          1,741,161
Telefonos de Mexico S.A. de C.V. ADR             45,600          1,432,752
                                                              ------------
                                                                 3,173,913
                                                              ------------
NETHERLANDS -- 4.2%
Akzo Nobel N.V.                                  63,500          1,682,988
DSM N.V.                                         32,000          1,349,349
ING Groep N.V.                                  102,906          1,787,933
Philips Electronics N.V.                         80,000          1,521,325
                                                              ------------
                                                                 6,341,595
                                                              ------------
SINGAPORE -- 2.5%
DBS Group Holdings, Ltd.                        367,300          2,148,295
Singapore Airlines, Ltd.                        286,000          1,689,021
                                                              ------------
                                                                 3,837,316
                                                              ------------
SPAIN -- 1.0%
Telefonica Moviles, S.A.*                       190,000          1,525,114
                                                              ------------
SWEDEN -- 3.6%
Atlas Copco AB-B                                 75,000          1,761,414
Electrolux AB-B                                  87,000          1,717,192
Volvo AB-B                                       90,000          1,978,781
                                                              ------------
                                                                 5,457,387
                                                              ------------
SWITZERLAND -- 5.2%
Nestle S.A.                                      14,088          2,906,962
Novartis A.G.                                    55,000          2,176,384
Roche Holding A.G.                               20,000          1,568,798
Swisscom A.G.                                     4,420          1,256,294
                                                              ------------
                                                                 7,908,438
                                                              ------------
TAIWAN -- 1.0%
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR*                                     145,000          1,461,600
                                                              ------------
THAILAND -- 1.3%
Advanced Information Service Public Co.,
  Ltd.                                        1,317,000          1,910,966
                                                              ------------
UNITED KINGDOM -- 22.7%
Amersham P.L.C.                                 293,711          2,204,044
Amvescap P.L.C.                                 342,000          2,359,010
Barclays P.L.C.                                 200,588          1,489,515
Boots Group P.L.C.                              250,000          2,675,330
Compass Group P.L.C.                            263,000          1,418,073


                       See Notes to Financial Statements.

                        HARRIS INSIGHT INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                              ---------       -----------

COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
GlaxoSmithKline P.L.C.                          109,117       $  2,202,147
GUS P.L.C.                                      215,000          2,408,993
Kingfisher P.L.C.                               530,650          2,427,768
Lloyds TSB Group P.L.C.                         242,595          1,722,384
Rolls-Royce P.L.C.                            1,354,336          2,866,231
Royal Bank of Scotland Group P.L.C.              62,000          1,739,274
Signet Group P.L.C.                           1,181,000          1,758,833
Standard Chartered P.L.C.                       214,093          2,600,205
Tesco P.L.C.                                    530,000          1,917,533
Unilever P.L.C.                                 260,000          2,070,132
Vodafone Group P.L.C.                         1,262,776          2,469,290
                                                              ------------
                                                                34,328,762
                                                              ------------
TOTAL COMMON STOCK
  (Cost $149,950,540)                                          145,999,601
                                                              ------------
PREFERRED STOCK -- 1.0%
GERMANY
Volkswagen A.G.
  (Cost $1,482,403)                              51,500          1,544,136
                                                              ------------
RIGHTS & WARRANTS -- 0.0%
FRANCE
Lafarge S.A. Rights*
  (Cost $0)                                      11,418             30,813
                                                              ------------


COUPON                                            PAR
 RATE                              MATURITY      (000)
------                             --------     -------
U.S. TREASURY OBLIGATIONS -- 2.7%
U.S. Treasury Bills
  (Cost $3,999,143)
    0.780%                         09/18/03      $4,006          3,998,677
                                                              ------------


                                               SHARES            VALUE+
                                              ---------       ------------

TEMPORARY INVESTMENTS -- 0.0%
BlackRock Provident Institutional
  Funds - TempCash
  (Cost $462)                                       462       $        462
                                                              ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $155,432,548)                                          151,573,689
                                                              ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                           2                  2
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
Dividends receivable and other assets                              625,090
Receivable for securities sold                                   1,332,223
Receivable for capital stock sold                                      714
Payable for securities purchased                                (1,806,200)
Payable for capital stock redeemed                                (265,217)
Accrued expenses                                                  (198,399)
                                                              ------------
                                                                  (311,789)
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 13,895,736 Institutional Shares,
  123,160 N Shares, and 1,869 A Shares of beneficial
  interest outstanding, $.001 par value (Note 8)              $151,261,902
                                                              ============

NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($149,913,424/13,895,736)                                   $10.79
                                                                    ======

NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER N SHARE
  ($1,329,077/123,160)                                              $10.79
                                                                    ======

NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($19,401/1,869)                                 $10.38
                                                                    ======

MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.38/0.945) (NOTE 5)                               $10.98
                                                                    ======

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SHARES            VALUE+
                                              ---------       -----------

COMMON STOCK -- 95.6%
ARGENTINA -- 1.9%
Tenaris S.A. ADR                                107,471       $  2,740,511
                                                              ------------
BRAZIL -- 7.1%
Aracruz Celulose S.A. ADR                        40,500            852,930
Companhia Vale do Rio Doce ADR                  113,400          3,146,850
Empresa Brasileira de Aeronautica S.A.
  ADR                                           184,781          3,529,317
Petroleo Brasileiro S.A. ADR                    150,000          2,964,000
                                                              ------------
                                                                10,493,097
                                                              ------------
CHINA -- 8.6%
Aluminum Corp. of China, Ltd.                 11,758,000         2,623,567
Beijing Datang Power Generation Co.,
  Ltd.                                        5,830,000          2,560,582
China  Mobile,  Ltd.                          1,246,000          2,939,987
China Petroleum & Chemical Corp.
  (Sinopec)                                   9,192,000          2,204,251
Denway Motors, Ltd.                           5,140,000          2,323,442
                                                              ------------
                                                                12,651,829
                                                              ------------
CROATIA -- 1.6%
Pliva D.D. GDR                                  168,500          2,333,725
                                                              ------------
HONG KONG -- 6.7%
HSBC Holdings P.L.C.                            306,292          3,633,180
Hutchison Whampoa, Ltd.                         570,600          3,475,641
Wing Hang Bank, Ltd.                            760,000          2,792,208
                                                              ------------
                                                                 9,901,029
                                                              ------------
HUNGARY -- 2.9%
Gedeon Richter Rt.                               35,800          2,525,215
Magyar Tavkozlesi Rt. ADR                        99,900          1,718,280
                                                              ------------
                                                                 4,243,495
                                                              ------------
INDIA -- 3.0%
Gujarat Ambuja Cements, Ltd. GDR                654,500          2,827,440
Larsen & Toubro, Ltd. GDR                       150,200          1,566,586
                                                              ------------
                                                                 4,394,026
                                                              ------------
ISRAEL -- 1.7%
Check Point Software Technologies, Ltd.*        130,900          2,559,095
                                                              ------------
KOREA -- 19.7%
Hyundai Motor Co., Ltd.                          56,000          1,481,457
Kookmin Bank ADR                                148,581          4,494,575
Korea Electric Power Corp. ADR                  150,700          1,342,737
KT Corp. ADR                                    196,100          3,865,131
LG Chem, Ltd.                                    56,000          2,250,314
POSCO ADR                                        79,200          2,074,248
Samsung Electronics Co., Ltd. GDR                34,350          5,109,562
Samsung Fire & Marine Insurance Co., Ltd.        74,000          3,599,330
Shinsegae Co., Ltd.                              30,700          4,793,260
                                                              ------------
                                                                29,010,614
                                                              ------------
MALAYSIA -- 3.7%
Maxis Communications BHD                      2,045,000          3,067,516
Road Builder (M) Holdings BHD                 2,567,000          2,377,865
                                                              ------------
                                                                 5,445,381
                                                              ------------


                                               SHARES            VALUE+
                                              ---------       -----------

COMMON STOCK (CONTINUED)
MEXICO -- 9.5%
Cemex S.A. de C.V. ADR                          134,011       $  2,987,105
Grupo Financiero Banorte S.A. de C.V.*          710,000          2,009,302
Grupo Financiero BBVA Bancomer S.A.
  de C.V.-B*                                  3,673,500          3,111,756
Kimberly-Clark de Mexico S.A. de C.V.-A       1,012,700          2,720,217
Telefonos de Mexico S.A. de C.V. ADR             99,900          3,138,858
                                                              ------------
                                                                13,967,238
                                                              ------------
POLAND -- 2.2%
Agora S.A.*                                     113,000          1,334,472
Telekomunikacja Polska S.A. GDR                 537,300          1,896,669
                                                              ------------
                                                                 3,231,141
                                                              ------------
RUSSIA -- 6.6%
Lukoil Holding ADR                               36,700          2,899,300
Mobile Telesystems ADR*                          28,200          1,663,800
Norilsk Nickel Mining and Metallurgical Co.
  ADR                                            69,600          2,380,320
Wimm-Bill-Dann Foods ADR*                       140,600          2,854,180
                                                              ------------
                                                                 9,797,600
                                                              ------------
SINGAPORE -- 4.1%
DBS Group Holdings, Ltd.                        588,590          3,442,594
Singapore Airlines, Ltd.                        444,000          2,622,117
                                                              ------------
                                                                 6,064,711
                                                              ------------
SOUTH AFRICA -- 4.5%
Old Mutual P.L.C.                             2,415,500          3,487,727
Standard Bank Group, Ltd.                       724,000          3,162,073
                                                              ------------
                                                                 6,649,800
                                                              ------------
TAIWAN -- 7.5%
Chinatrust Financial Holding Co., Ltd.*       4,884,410          3,937,447
President Chain Store Corp.                   1,562,371          2,099,112
Taiwan Semiconductor Manufacturing Co.,
  Ltd.*                                       2,502,280          4,121,062
Yageo Corp.*                                  3,227,040            867,133
                                                              ------------
                                                                11,024,754
                                                              ------------
THAILAND -- 3.0%
Advanced Information Service Public Co.,
  Ltd.                                        3,039,300          4,410,022
                                                              ------------
TURKEY -- 1.3%
Akbank T. A. S.                             664,705,870          1,969,151
                                                              ------------
TOTAL COMMON STOCK
  (Cost $126,760,647)                                          140,887,219
                                                              ------------
RIGHTS & WARRANTS -- 0.0%
MEXICO
Cemex S.A. de C.V. ADR*
  (Cost $2,205)                                   1,260              1,575
                                                              ------------



                       See Notes to Financial Statements.
68

                      HARRIS INSIGHT EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                            PAR
 RATE                              MATURITY      (000)           VALUE+
------                             --------     -------       ------------

U.S. TREASURY OBLIGATIONS -- 3.4%
U.S. Treasury Bills
  (Cost $4,930,546)
    0.780%                         09/18/03      $4,939       $  4,929,972
                                                              ------------

                                                 SHARES
                                                --------
TEMPORARY INVESTMENTS -- 0.0%
BlackRock Provident Institutional
  Funds - TempCash
  (Cost $390)                                       390                390
                                                              ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $131,693,788)                                          145,819,156
                                                              ------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $34,750)                                     12             34,748
                                                              ------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Dividends receivable and other assets                              588,000
Receivable for securities sold                                   1,295,000
Receivable for capital stock sold                                  172,249
Payable for securities purchased                                  (242,134)
Payable for capital stock redeemed                                 (82,000)
Accrued expenses                                                  (233,271)
                                                              ------------
                                                                 1,497,844
                                                              ------------
NET ASSETS -- 100.0%
Applicable to 19,062,149 Institutional Shares,
  58,492 N Shares, and 30,888 A Shares of beneficial
  interest outstanding, $.001 par value (Note  8)             $147,351,748
                                                              ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($146,670,548/19,062,149)                                          $7.69
                                                                     =====

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($445,898/58,492)                                $7.62
                                                                     =====

NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($235,302/30,888)                                $7.62
                                                                     =====

MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($7.62/0.945) (NOTE 5)                                             $8.06
                                                                     =====

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                       MONEY MARKET FUNDS
                                                                          -------------------------------------------
                                                                           GOVERNMENT                     TAX-EXEMPT
                                                                          MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                              FUND            FUND           FUND
                                                                          ------------    ------------   ------------
INVESTMENT INCOME:
  Interest ...........................................................    $5,185,395       $52,946,258     $7,041,391
  Dividends ..........................................................            --                --             --
  Securities lending income ..........................................            --                --             --
  Foreign taxes withheld .............................................            --                --             --
                                                                          ----------       -----------     ----------
    Total investment income ..........................................     5,185,395        52,946,258      7,041,391
                                                                          ----------       -----------     ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) ...................................       409,677         3,803,229        600,466
  Rule 12b-1 fee (Note 4) ............................................       319,771         1,514,983        177,189
  Shareholder services fee (Note 4) ..................................       653,840         3,200,051        387,578
  Program fee (Note 4) ...............................................       582,354         3,127,794        221,577
  Commitment fee (Note 10) ...........................................         5,807            56,203          8,660
  Transfer agency fee (Note 3) .......................................        34,780           151,798         36,319
  Administration fee (Note 3) ........................................       393,229         3,706,201        587,680
  Custodian fee (Note 3) .............................................        22,208           163,236         26,550
  Directors' fees and expenses .......................................         8,619            83,534         12,837
  Audit fee ..........................................................         8,461            82,053         12,611
  Legal fee ..........................................................         5,396            31,522          6,183
  Reports to shareholders ............................................         8,760            85,147         14,785
  Registration fees ..................................................        14,856            45,768         14,856
  Miscellaneous ......................................................        36,001          (209,921)       (21,735)
                                                                          ----------       -----------     ----------
    Total expenses ...................................................     2,503,759        15,841,598      2,085,556
                                                                          ----------       -----------     ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ............      (426,833)       (3,087,483)      (176,831)
                                                                          ----------       -----------     ----------
    Net expenses .....................................................     2,076,926        12,754,115      1,908,725
                                                                          ----------       -----------     ----------
  NET INVESTMENT INCOME/(LOSS) .......................................     3,108,469        40,192,143      5,132,666
                                                                          ----------       -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
Net realized gain/(loss) from:
    Investment transactions ..........................................         8,230           465,172         (1,627)
    Futures contracts ................................................            --                --             --
    Foreign currency translations ....................................            --                --             --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ......................................................            --                --             --
    Futures contracts ................................................            --                --             --
    Foreign currency translations ....................................            --                --             --
                                                                          ----------       -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ...............         8,230           465,172         (1,627)
                                                                          ----------       -----------     ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ....................    $3,116,699       $40,657,315     $5,131,039
                                                                          ==========       ===========     ==========



                                                                                            FIXED INCOME FUNDS
                                                                           ------------------------------------------------------
                                                                                SHORT/                           INTERMEDIATE
                                                                           INTERMEDIATE BOND        BOND        GOVERNMENT BOND
                                                                                 FUND               FUND             FUND
                                                                           -----------------    ----------      ---------------
INVESTMENT INCOME:
  Interest ...........................................................          $6,477,143      $5,925,670         $2,253,466
  Dividends ..........................................................                  --              --                 --
  Securities lending income ..........................................               6,342           3,875              2,890
  Foreign taxes withheld .............................................                  --              --                 --
                                                                                ----------      ----------         ----------
    Total investment income ..........................................           6,483,485       5,929,545          2,256,356
                                                                                ----------      ----------         ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) ...................................             887,160         715,669            284,349
  Rule 12b-1 fee (Note 4) ............................................               6,613           3,142              7,919
  Shareholder services fee (Note 4) ..................................              12,198           7,469             26,279
  Program fee (Note 4) ...............................................                  --              --                 --
  Commitment fee (Note 10) ...........................................               1,887           1,638                725
  Transfer agency fee (Note 3) .......................................              29,838          24,207             25,799
  Administration fee (Note 3) ........................................             309,374         272,413            130,671
  Custodian fee (Note 3) .............................................               9,281           8,224              5,493
  Directors' fees and expenses .......................................               2,796           2,429              1,076
  Audit fee ..........................................................               2,744           2,384              1,056
  Legal fee ..........................................................               1,734           1,511                671
  Reports to shareholders ............................................               2,823           2,457              1,090
  Registration fees ..................................................              12,615          15,976             15,706
  Miscellaneous ......................................................              13,695          14,680              6,184
                                                                                ----------      ----------         ----------
    Total expenses ...................................................           1,292,758       1,072,199            507,018
                                                                                ----------      ----------         ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ............            (513,524)       (400,970)          (229,105)
                                                                                ----------      ----------         ----------
    Net expenses .....................................................             779,234         671,229            277,913
                                                                                ----------      ----------         ----------
  NET INVESTMENT INCOME/(LOSS) .......................................           5,704,251       5,258,316          1,978,443
                                                                                ----------      ----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
Net realized gain/(loss) from:
    Investment transactions ..........................................           2,254,653       2,340,153          1,128,219
    Futures contracts ................................................            (483,361)       (777,018)          (123,399)
    Foreign currency translations ....................................                  --              --                 --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ......................................................           1,727,346         928,073            319,379
    Futures contracts ................................................             179,688         521,484             70,312
    Foreign currency translations ....................................                  --              --                 --
                                                                                ----------      ----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ...............           3,678,326       3,012,692          1,394,511
                                                                                ----------      ----------         ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ....................          $9,382,577      $8,271,008         $3,372,954
                                                                                ==========      ==========         ==========



                                                                                         FIXED INCOME FUNDS
                                                                  ------------------------------------------------------------
                                                                   HIGH YIELD    INTERMEDIATE                       HIGH YIELD
                                                                      BOND      TAX-EXEMPT BOND   TAX-EXEMPT BOND   SELECT BOND
                                                                      FUND           FUND              FUND            FUND
                                                                   ----------   ---------------   ---------------   -----------
INVESTMENT INCOME:
  Interest .....................................................   $1,343,806      $5,836,198         $3,197,640     $  485,417
  Dividends ....................................................           --              --                 --          9,979
  Securities lending income ....................................           --              --                 --             22
  Foreign taxes withheld .......................................           --              --                 --             --
                                                                   ----------      ----------         ----------     ----------
    Total investment income ....................................    1,343,806       5,836,198          3,197,640        495,418
                                                                   ----------      ----------         ----------     ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .............................       74,760         606,157            299,250            219
  Rule 12b-1 fee (Note 4) ......................................           --           4,637              9,537             91
  Shareholder services fee (Note 4) ............................           --          14,891             30,493            436
  Program fee (Note 4) .........................................           --              --                 --             --
  Commitment fee (Note 10) .....................................          244           2,003                988             --
  Transfer agency fee (Note 3) .................................          448          24,703             23,775         10,631
  Administration fee (Note 3) ..................................       37,002         326,872            170,963         20,955
  Custodian fee (Note 3) .......................................        3,507           7,362              4,050             --
  Directors' fees and expenses .................................          366           2,969              1,465             --
  Audit fee ....................................................        1,689           2,913              1,437             --
  Legal fee ....................................................          224             839                910         16,757
  Reports to shareholders ......................................          367           3,995              1,481             --
  Registration fees ............................................        1,869          24,112             24,912          8,341
  Miscellaneous ................................................        1,995          13,195              8,008          1,688
                                                                   ----------      ----------         ----------     ----------
    Total expenses .............................................      122,471       1,034,648            577,269         59,118
                                                                   ----------      ----------         ----------     ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ......      (21,130)       (371,921)          (192,716)       (48,370)
                                                                   ----------      ----------         ----------     ----------
    Net expenses ...............................................      101,341         662,727            384,553         10,748
                                                                   ----------      ----------         ----------     ----------
  NET INVESTMENT INCOME/(LOSS) .................................    1,242,465       5,173,471          2,813,087        484,670
                                                                   ----------      ----------         ----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
Net realized gain/(loss) from:
    Investment transactions ....................................      135,446         201,819            206,028        183,637
    Futures contracts ..........................................           --              --                 --             --
    Foreign currency translations ..............................           --              --                 --             --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................    2,244,840       3,757,412          2,850,706        795,437
    Futures contracts ..........................................           --              --                 --             --
    Foreign currency translations ..............................           --              --                 --             --
                                                                   ----------      ----------         ----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........    2,380,286       3,959,231          3,056,734        979,074
                                                                   ----------      ----------         ----------     ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $3,622,751      $9,132,702         $5,869,821     $1,463,744
                                                                   ==========      ==========         ==========     ==========


                       See Notes to Financial Statements.

70 and 71

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                           EQUITY FUNDS
                                                                          ---------------------------------------------

                                                                                              CORE          SMALL-CAP
                                                                              EQUITY         EQUITY        OPPORTUNITY
                                                                               FUND           FUND            FUND
                                                                          ------------   -----------     -----------
INVESTMENT INCOME:
  Interest .........................................................     $      43,608   $    10,212     $    70,020
  Dividends ........................................................         1,975,197       803,043       1,631,510
  Securities lending income ........................................            15,740         7,827          48,310
  Foreign taxes withheld ...........................................                --            --              --
                                                                          ------------   -----------     -----------
    Total investment income ........................................         2,034,545       821,082       1,749,840
                                                                          ------------   -----------     -----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .................................           896,342       468,324       1,776,358
  Rule 12b-1 fee (Note 4) ..........................................             1,178           829           2,254
  Shareholder services fee (Note 4) ................................            13,916         4,597          28,165
  Commitment fee (Note 10) .........................................             1,911           776           2,652
  Transfer agency fee (Note 3) .....................................            30,214        25,609          31,393
  Administration fee (Note 3) ......................................           310,098       136,845         421,239
  Custodian fee (Note 3) ...........................................            11,574         7,841          17,648
  Directors' fees and expenses .....................................             2,830         1,149           3,923
  Audit fee ........................................................             2,776         1,128           3,851
  Legal fee ........................................................             1,750           711           2,418
  Reports to shareholders ..........................................             2,850         1,159           3,943
  Registration fees ................................................            10,089        15,796          17,337
  Miscellaneous ....................................................             6,474         4,778          10,176
                                                                          ------------   -----------     -----------
    Total expenses .................................................         1,292,002       669,542       2,321,357
                                                                           ------------   -----------     -----------
  Less fee waivers and expense reimbursements (Notes 3,4) ..........           (32,550)      (91,720)       (159,309)
                                                                          ------------   -----------     -----------
    Net expenses ...................................................         1,259,452       577,822       2,162,048
                                                                          ------------   -----------     -----------
  NET INVESTMENT INCOME/(LOSS) .....................................           775,093       243,260        (412,208)
                                                                          ------------   -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ........................................       (15,450,648)   (1,037,351)      7,359,382
    Futures contracts ..............................................                --            --              --
    Foreign currency translations ..................................                --            --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ....................................................        41,920,308    14,009,444      64,158,700
    Futures contracts ..............................................                --            --              --
    Foreign currency translations ..................................                --            --              --
                                                                          ------------   -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .............        26,469,660    12,972,093      71,518,082
                                                                          ------------   -----------     -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..................      $ 27,244,753   $13,215,353     $71,105,874
                                                                          ============   ===========     ===========




                                                                                                   EQUITY FUNDS
                                                                           ------------------------------------------------------
                                                                                                                      SMALL-CAP
                                                                              SMALL-CAP                               AGGRESSIVE
                                                                                VALUE                 INDEX             GROWTH
                                                                                FUND                  FUND               FUND
                                                                           -----------           -----------         ----------
INVESTMENT INCOME:
  Interest .........................................................       $    39,781           $    50,540         $      523
  Dividends ........................................................         2,366,739             3,090,072             17,215
  Securities lending income ........................................            42,892                16,377                 --
  Foreign taxes withheld ...........................................                --                    --                 --
                                                                           -----------           -----------         ----------
    Total investment income ........................................         2,449,412             3,156,989             17,738
                                                                           -----------           -----------         ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .................................           894,211               410,501             23,952
  Rule 12b-1 fee (Note 4) ..........................................             3,079                 2,194                 10
  Shareholder services fee (Note 4) ................................             6,692                21,521                  4
  Commitment fee (Note 10) .........................................             1,751                 2,614                 45
  Transfer agency fee (Note 3) .....................................            27,931                24,922                320
  Administration fee (Note 3) ......................................           283,314               413,754              7,426
  Custodian fee (Note 3) ...........................................            19,219                28,989              4,918
  Directors' fees and expenses .....................................             2,590                 3,877                 70
  Audit fee ........................................................             2,542                 3,811                 69
  Legal fee ........................................................             1,598                 2,421                 44
  Reports to shareholders ..........................................             2,605                 4,733                 72
  Registration fees ................................................            12,816                14,490              9,787
  Miscellaneous ....................................................            14,175                20,259              2,396
                                                                           -----------           -----------         ----------
    Total expenses .................................................         1,272,523               954,086             49,113
                                                                            -----------           -----------         ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ..........          (107,546)             (144,167)           (17,163)
                                                                           -----------           -----------         ----------
    Net expenses ...................................................         1,164,977               809,919             31,950
                                                                           -----------           -----------         ----------
  NET INVESTMENT INCOME/(LOSS) .....................................         1,284,435             2,347,070            (14,212)
                                                                           -----------           -----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ........................................           (92,719)           19,149,063           (465,395)
    Futures contracts ..............................................                --              (729,804)                --
    Foreign currency translations ..................................                --                    --                 --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ....................................................        36,911,683            15,398,002          1,420,615
    Futures contracts ..............................................                --               580,038                 --
    Foreign currency translations ..................................                --                    --                 --
                                                                           -----------           -----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .............        36,818,964            34,397,299            955,220
                                                                           -----------           -----------         ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..................       $38,103,399           $36,744,369         $  941,008
                                                                           ===========           ===========         ==========




                                                                                               EQUITY FUNDS
                                                                          -----------------------------------------------------

                                                                                                                       EMERGING
                                                                            BALANCED           INTERNATIONAL            MARKETS
                                                                              FUND                 FUND                  FUND
                                                                          ----------           -----------          -----------
INVESTMENT INCOME:
  Interest .........................................................      $  522,725           $    20,901          $    36,180
  Dividends ........................................................         223,954             3,640,646            1,901,847
  Securities lending income ........................................           4,232                    --                   --
  Foreign taxes withheld ...........................................              --              (407,671)            (108,856)
                                                                          ----------           -----------          -----------
    Total investment income ........................................         750,911             3,253,876            1,829,171
                                                                          ----------           -----------          -----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .................................         140,830               717,726              719,098
  Rule 12b-1 fee (Note 4) ..........................................             795                    52                  206
  Shareholder services fee (Note 4) ................................           2,574                 1,487                  455
  Commitment fee (Note 10) .........................................             372                 1,019                  860
  Transfer agency fee (Note 3) .....................................          21,094                21,784               19,137
  Administration fee (Note 3) ......................................          74,924               175,414              146,683
  Custodian fee (Note 3) ...........................................          11,661                39,600               51,014
  Directors' fees and expenses .....................................             551                 1,508                1,270
  Audit fee ........................................................             541                 1,481                1,248
  Legal fee ........................................................             342                   936                  778
  Reports to shareholders ..........................................             856                 1,524                1,271
  Registration fees ................................................          15,433                17,342               20,986
  Miscellaneous ....................................................          10,848                   808               34,378
                                                                          ----------           -----------          -----------
    Total expenses .................................................         280,821               980,681              997,384
                                                                           ----------           -----------          -----------
  Less fee waivers and expense reimbursements (Notes 3,4) ..........         (57,993)              (24,220)             (22,986)
                                                                          ----------           -----------          -----------
    Net expenses ...................................................         222,828               956,461              974,398
                                                                          ----------           -----------          -----------
  NET INVESTMENT INCOME/(LOSS) .....................................         528,083             2,297,415              854,773
                                                                          ----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ........................................        (435,065)           (6,278,923)           3,876,564
    Futures contracts ..............................................         (75,156)                   --                   --
    Foreign currency translations ..................................              --               (29,831)             (56,748)
  Net change in unrealized appreciation/(depreciation) on:
    Investments ....................................................       4,100,759            17,681,260           14,457,890
    Futures contracts ..............................................          52,188                    --                   --
    Foreign currency translations ..................................              --               (34,749)                 887
                                                                          ----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .............       3,642,726            11,337,757           18,278,593
                                                                          ----------           -----------          -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..................      $4,170,809           $13,635,172          $19,133,366
                                                                          ==========           ===========          ===========

                       See Notes to Financial Statements.

72 and 73

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                       MONEY MARKET FUNDS
                                                                         --------------------------------------------
                                                                           GOVERNMENT                     TAX-EXEMPT
                                                                          MONEY MARKET  MONEY MARKET     MONEY MARKET
                                                                              FUND          FUND             FUND
                                                                         ------------ ---------------  --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................     $  3,108,469 $    40,192,143  $    5,132,666
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............            8,230         465,172          (1,627)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................               --              --              --
                                                                         ------------ ---------------  --------------
Increase/(decrease) in net assets from operations ..................        3,116,699      40,657,315       5,131,039
                                                                         ------------ ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................       (1,470,947)    (27,111,152)     (4,257,023)
  N Shares .........................................................       (1,148,337)     (5,106,810)       (720,870)
  A Shares .........................................................               --              --              --
  B Shares .........................................................               --             (19)             --
  Exchange Shares ..................................................               --      (4,731,861)             --
  Service Shares ...................................................         (489,185)     (3,240,922)       (154,773)
                                                                         ------------ ---------------  --------------
Total distributions from net investment income .....................       (3,108,469)    (40,190,764)     (5,132,666)
                                                                         ------------ ---------------  --------------
Net realized gains on investments:
  Institutional Shares .............................................               --              --              --
  N Shares .........................................................               --              --              --
  A Shares .........................................................               --              --              --
  B Shares .........................................................               --              --              --
                                                                         ------------ ---------------  --------------
Total distributions from net realized gains ........................               --              --              --
                                                                         ------------ ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................      (36,829,873) (1,093,472,359)     49,704,781
  N Shares .........................................................      (15,958,426)   (268,775,338)     (1,001,469)
  A Shares .........................................................               --              --              --
  B Shares .........................................................               --           2,312              --
  Exchange Shares ..................................................               --    (987,211,915)             --
  Service Shares ...................................................       60,218,982         636,447      20,559,797
                                                                         ------------ ---------------  --------------
Increase/(decrease) in net assets from capital share
  transactions .....................................................        7,430,683  (2,348,820,853)     69,263,109
                                                                         ------------ ---------------  --------------
Total increase/(decrease) in net assets ............................        7,438,913  (2,348,354,302)     69,261,482

NET ASSETS:
Beginning of period ................................................      761,408,328   8,908,586,305   1,104,618,310
                                                                         ------------ ---------------  --------------
End of period ......................................................     $768,847,241 $ 6,560,232,003  $1,173,879,792
                                                                         ============ ===============  ==============



                                                                                          FIXED INCOME FUNDS
                                                                         -------------------------------------------------------
                                                                              SHORT/                            INTERMEDIATE
                                                                         INTERMEDIATE BOND       BOND          GOVERNMENT BOND
                                                                               FUND              FUND               FUND
                                                                         -----------------   ------------      ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................      $  5,704,251       $  5,258,316       $ 1,978,443
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............         1,771,292          1,563,135         1,004,820
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................         1,907,034          1,449,557           389,691
                                                                          ------------       ------------       -----------
Increase/(decrease) in net assets from operations ..................         9,382,577          8,271,008         3,372,954
                                                                          ------------       ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................        (5,491,675)        (5,143,051)       (1,544,278)
  N Shares .........................................................          (198,456)          (124,563)         (386,995)
  A Shares .........................................................           (78,936)           (20,363)          (48,726)
  B Shares .........................................................            (9,976)           (10,253)          (19,987)
  Exchange Shares ..................................................                --                 --                --
  Service Shares ...................................................                --                 --                --
                                                                          ------------       ------------       -----------
Total distributions from net investment income .....................        (5,779,043)        (5,298,230)       (1,999,986)
                                                                          ------------       ------------       -----------
Net realized gains on investments:
  Institutional Shares .............................................                --                 --           (21,041)
  N Shares .........................................................                --                 --            (6,058)
  A Shares .........................................................                --                 --              (784)
  B Shares .........................................................                --                 --              (433)
                                                                          ------------       ------------       -----------
Total distributions from net realized gains ........................                --                 --           (28,316)
                                                                          ------------       ------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................        12,715,288         (4,829,438)       (4,568,647)
  N Shares .........................................................         1,781,388           (822,159)          895,993
  A Shares .........................................................        (1,528,862)           112,622           615,996
  B Shares .........................................................           257,487            103,815           586,708
  Exchange Shares ..................................................                --                 --                --
  Service Shares ...................................................                --                 --                --
                                                                          ------------       ------------       -----------
Increase/(decrease) in net assets from capital share
  transactions .....................................................        13,225,301         (5,435,160)       (2,469,950)
                                                                          ------------       ------------       -----------
Total increase/(decrease) in net assets ............................        16,828,835         (2,462,382)       (1,125,298)

NET ASSETS:
Beginning of period ................................................       251,331,087        223,264,986        98,570,264
                                                                          ------------       ------------       -----------
End of period ......................................................      $268,159,922       $220,802,604       $97,444,966
                                                                          ============       ============       ===========



                                                                                              FIXED INCOME FUNDS
                                                                     ---------------------------------------------------------------
                                                                                        INTERMEDIATE                     HIGH YIELD
                                                                      HIGH YIELD BOND  TAX-EXEMPT BOND  TAX-EXEMPT BOND  SELECT BOND
                                                                           FUND             FUND             FUND           FUND
                                                                      ---------------  ---------------  ---------------  -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................   $ 1,242,465    $  5,173,471     $  2,813,087     $   484,670
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............       135,446         201,819          206,028         183,637
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................     2,244,840       3,757,412        2,850,706         795,437
                                                                       -----------    ------------     ------------     -----------
Increase/(decrease) in net assets from operations ..................     3,622,751       9,132,702        5,869,821       1,463,744
                                                                       -----------    ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................    (1,242,465)     (4,922,371)      (2,221,377)       (492,181)
  N Shares .........................................................            --        (205,591)        (476,445)        (12,347)
  A Shares .........................................................            --         (37,978)        (100,925)         (2,508)
  B Shares .........................................................            --          (7,531)         (14,340)             --
  Exchange Shares ..................................................            --              --               --              --
  Service Shares ...................................................            --              --               --              --
                                                                       -----------    ------------     ------------     -----------
Total distributions from net investment income .....................    (1,242,465)     (5,173,471)      (2,813,087)       (507,036)
                                                                       -----------    ------------     ------------     -----------
Net realized gains on investments:
  Institutional Shares .............................................            --              --               --              --
  N Shares .........................................................            --              --               --              --
  A Shares .........................................................            --              --               --              --
  B Shares .........................................................            --              --               --              --
                                                                       -----------    ------------     ------------     -----------
Total distributions from net realized gains ........................            --              --               --              --
                                                                       -----------    ------------     ------------     -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................    34,772,673      11,770,492      (10,175,349)      6,094,451
  N Shares .........................................................            --       1,647,208       10,586,845         (50,290)
  A Shares .........................................................            --         627,576          531,959          68,679
  B Shares .........................................................            --         335,672          314,990              --
  Exchange Shares ..................................................            --              --               --              --
  Service Shares ...................................................            --              --               --              --
                                                                       -----------    ------------     ------------     -----------
Increase/(decrease) in net assets from capital share
  transactions .....................................................    34,772,673      14,380,948        1,258,445       6,112,840
                                                                       -----------    ------------     ------------     -----------
Total increase/(decrease) in net assets ............................    37,152,959      18,340,179        4,315,179       7,069,548

NET ASSETS:
Beginning of period ................................................    18,087,988     258,457,217      126,151,792      11,391,278
                                                                       -----------    ------------     ------------     -----------
End of period ......................................................   $55,240,947    $276,797,396     $130,466,971     $18,460,826
                                                                       ===========    ============     ============     ===========

                       See Notes to Financial Statements.

74 and 75

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                           EQUITY FUNDS
                                                                          --------------------------------------------

                                                                                               CORE         SMALL-CAP
                                                                              EQUITY          EQUITY       OPPORTUNITY
                                                                               FUND            FUND           FUND
                                                                          ------------   ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................      $    775,093   $    243,260    $   (412,208)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............       (15,450,648)    (1,037,351)      7,359,382
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................        41,920,308     14,009,444      64,158,700
                                                                          ------------   ------------    ------------
Increase/(decrease) in net assets from operations ..................        27,244,753     13,215,353      71,105,874
                                                                          ------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................          (793,701)            --              --
  N Shares .........................................................           (15,800)            --              --
  A Shares .........................................................              (302)            --              --
  B Shares .........................................................                --             --              --
                                                                          ------------   ------------    ------------
Total distributions from net investment income .....................          (809,803)            --              --
                                                                          ------------   ------------    ------------
Net realized gains on investments:
  Institutional Shares .............................................                --             --              --
  N Shares .........................................................                --             --              --
  A Shares .........................................................                --             --              --
  B Shares .........................................................                --             --              --
                                                                          ------------   ------------    ------------
Total distributions from net realized gains ........................                --             --              --
                                                                          ------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................         4,134,342        553,540      (1,270,696)
  N Shares .........................................................          (980,669)       (78,845)     14,838,598
  A Shares .........................................................            90,894       (136,619)        359,269
  B Shares .........................................................            24,585         23,142          51,456
                                                                          ------------   ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions .....................................................         3,269,152        361,218      13,978,627
                                                                          ------------   ------------    ------------
Redemption Fees ....................................................                --             --          14,210
                                                                          ------------   ------------    ------------
Total increase/(decrease) in net assets ............................        29,704,102     13,576,571      85,098,711

NET ASSETS:
Beginning of period ................................................       249,802,831    102,712,794     338,650,793
                                                                          ------------   ------------    ------------
End of period ......................................................      $279,506,933   $116,289,365    $423,749,504
                                                                          ============   ============    ============




                                                                                               EQUITY FUNDS
                                                                         --------------------------------------------------------
                                                                                                                       SMALL-CAP
                                                                            SMALL-CAP                                 AGGRESSIVE
                                                                              VALUE                 INDEX               GROWTH
                                                                              FUND                  FUND                 FUND
                                                                         ------------         ------------          ----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................     $  1,284,435         $  2,347,070          $  (14,212)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............          (92,719)          18,419,259            (465,395)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................       36,911,683           15,978,040           1,420,615
                                                                         ------------         ------------          ----------
Increase/(decrease) in net assets from operations ..................       38,103,399           36,744,369             941,008
                                                                         ------------         ------------          ----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................               --           (2,221,317)                 --
  N Shares .........................................................               --              (90,659)                 --
  A Shares .........................................................               --                   --                  --
  B Shares .........................................................               --               (1,416)                 --
                                                                         ------------         ------------          ----------
Total distributions from net investment income .....................               --           (2,313,392)                 --
                                                                         ------------         ------------          ----------
Net realized gains on investments:
  Institutional Shares .............................................               --                   --                  --
  N Shares .........................................................               --                   --                  --
  A Shares .........................................................               --                   --                  --
  B Shares .........................................................               --                   --                  --
                                                                         ------------         ------------          ----------
Total distributions from net realized gains ........................               --                   --                  --
                                                                         ------------         ------------          ----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................       11,109,507          (56,492,418)         (1,559,958)
  N Shares .........................................................          657,062           (1,314,282)                 --
  A Shares .........................................................          150,624                   --                  --
  B Shares .........................................................          143,309               46,334              (4,007)
                                                                         ------------         ------------          ----------
Increase/(decrease) in net assets from capital share
  transactions .....................................................       12,060,502          (57,760,366)         (1,563,965)
                                                                         ------------         ------------          ----------
Redemption Fees ....................................................            6,377                   --                  --
                                                                         ------------         ------------          ----------
Total increase/(decrease) in net assets ............................       50,170,278          (23,329,389)           (622,957)

NET ASSETS:
Beginning of period ................................................      222,471,457          372,409,302           7,281,555
                                                                         ------------         ------------          ----------
End of period ......................................................     $272,641,735         $349,079,913          $6,658,598
                                                                         ============         ============          ==========




                                                                                               EQUITY FUNDS
                                                                         ------------------------------------------------------

                                                                                                                      EMERGING
                                                                            BALANCED           INTERNATIONAL           MARKETS
                                                                              FUND                 FUND                 FUND
                                                                         -----------          ------------         ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................     $   528,083          $  2,297,415         $    854,773
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............        (510,221)           (6,308,754)           3,819,816
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................       4,152,947            17,646,511           14,458,777
                                                                         -----------          ------------         ------------
Increase/(decrease) in net assets from operations ..................       4,170,809            13,635,172           19,133,366
                                                                         -----------          ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................        (492,081)                   --                   --
  N Shares .........................................................         (17,953)                   --                   --
  A Shares .........................................................          (2,405)                   --                   --
  B Shares .........................................................            (968)                   --                   --
                                                                         -----------          ------------         ------------
Total distributions from net investment income .....................        (513,407)                   --                   --
                                                                         -----------          ------------         ------------
Net realized gains on investments:
  Institutional Shares .............................................              --                    --                   --
  N Shares .........................................................              --                    --                   --
  A Shares .........................................................              --                    --                   --
  B Shares .........................................................              --                    --                   --
                                                                         -----------          ------------         ------------
Total distributions from net realized gains ........................              --                    --                   --
                                                                         -----------          ------------         ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................         838,147            (4,658,927)          30,975,515
  N Shares .........................................................          24,515                15,713               71,913
  A Shares .........................................................             987                11,368               90,601
  B Shares .........................................................         102,163               (11,413)              (8,904)
                                                                         -----------          ------------         ------------
Increase/(decrease) in net assets from capital share
  transactions .....................................................         965,812            (4,643,259)          31,129,125
                                                                         -----------          ------------         ------------
Redemption Fees ....................................................              --                16,884                  739
                                                                         -----------          ------------         ------------
Total increase/(decrease) in net assets ............................       4,623,214             9,008,797           50,263,230

NET ASSETS:
Beginning of period ................................................      49,247,463           142,253,105           97,088,518
                                                                         -----------          ------------         ------------
End of period ......................................................     $53,870,677          $151,261,902         $147,351,748
                                                                         ===========          ============         ============

                       See Notes to Financial Statements.

76 and 77

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                       MONEY MARKET FUNDS
                                                                        ---------------------------------------------
                                                                          GOVERNMENT                     TAX-EXEMPT
                                                                         MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                                             FUND           FUND            FUND
                                                                        ------------   --------------  --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................    $  8,000,224   $  101,505,277  $   13,408,248
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............          25,056         (513,865)       (179,553)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................              --               --              --
                                                                        ------------   --------------  --------------
Increase/(decrease) in net assets from operations ..................       8,025,280      100,991,412      13,228,695
                                                                        ------------   --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................      (3,649,156)     (63,542,612)    (10,926,944)
  N Shares .........................................................      (3,837,382)     (19,984,265)     (2,253,788)
  A Shares .........................................................              --               --              --
  B Shares .........................................................              --              (56)             --
  Exchange Shares ..................................................              --      (12,117,933)             --
  Service Shares ...................................................        (526,327)      (5,933,386)       (227,516)
                                                                        ------------   --------------  --------------
Total distributions from net investment income .....................      (8,012,865)    (101,578,252)    (13,408,248)
                                                                        ------------   --------------  --------------
Net realized gains on investments:
  Institutional Shares .............................................              --               --              --
  N Shares .........................................................              --               --              --
  A Shares .........................................................              --               --              --
  B Shares .........................................................              --               --              --
                                                                        ------------   --------------  --------------
Total distributions from net realized gains ........................              --               --              --
                                                                        ------------   --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................      12,041,732    2,671,757,632      27,141,601
  N Shares .........................................................      19,339,678     (244,987,936)    (19,820,589)
  A Shares .........................................................              --               --              --
  B Shares .........................................................              --           15,113              --
  Exchange Shares ..................................................              --    1,090,915,269              --
  Service Shares ...................................................     197,788,505    1,267,896,772      78,781,881
                                                                        ------------   --------------  --------------
Increase/(decrease) in net assets from capital share
  transactions .....................................................     229,169,915    4,785,596,850      86,102,893
                                                                        ------------   --------------  --------------
Total increase/(decrease) in net assets ............................     229,182,330    4,785,010,010      85,923,340

NET ASSETS:
Beginning of period ................................................     532,225,998    4,123,576,295   1,018,694,970
                                                                        ------------   --------------  --------------
End of period ......................................................    $761,408,328   $8,908,586,305  $1,104,618,310
                                                                        ============   ==============  ==============




                                                                                             FIXED INCOME FUNDS
                                                                          ---------------------------------------------------
                                                                               SHORT/                         INTERMEDIATE
                                                                          INTERMEDIATE BOND      BOND        GOVERNMENT BOND
                                                                                FUND             FUND             FUND
                                                                          -----------------  ------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................        $ 12,852,467     $ 12,278,415     $ 3,980,419
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............          (2,938,630)      (1,310,308)        637,616
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................           5,165,303        4,238,203       3,313,322
                                                                            ------------     ------------     -----------
Increase/(decrease) in net assets from operations ..................          15,079,140       15,206,310       7,931,357
                                                                            ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................         (12,439,684)     (12,147,235)     (3,270,099)
  N Shares .........................................................            (327,854)        (369,953)       (686,876)
  A Shares .........................................................            (108,084)         (23,169)        (40,896)
  B Shares .........................................................              (5,430)         (16,561)        (14,095)
  Exchange Shares ..................................................                  --               --              --
  Service Shares ...................................................                  --               --              --
                                                                            ------------     ------------     -----------
Total distributions from net investment income .....................         (12,881,052)     (12,556,918)     (4,011,966)
                                                                            ------------     ------------     -----------
Net realized gains on investments:
  Institutional Shares .............................................                  --               --              --
  N Shares .........................................................                  --               --              --
  A Shares .........................................................                  --               --              --
  B Shares .........................................................                  --               --              --
                                                                            ------------     ------------     -----------
Total distributions from net realized gains ........................                  --               --              --
                                                                            ------------     ------------     -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................           4,996,755       (5,454,564)     11,041,072
  N Shares .........................................................           2,122,793         (355,306)     13,471,006
  A Shares .........................................................           3,747,986          590,765       1,740,023
  B Shares .........................................................             361,312          285,659         682,079
  Exchange Shares ..................................................                  --               --              --
  Service Shares ...................................................                  --               --              --
                                                                            ------------     ------------     -----------
Increase/(decrease) in net assets from capital share
  transactions .....................................................          11,228,846       (4,933,446)     26,934,180
                                                                            ------------     ------------     -----------
Total increase/(decrease) in net assets ............................          13,426,934       (2,284,054)     30,853,571

NET ASSETS:
Beginning of period ................................................         237,904,153      225,549,040      67,716,693
                                                                            ------------     ------------     -----------
End of period ......................................................        $251,331,087     $223,264,986     $98,570,264
                                                                            ============     ============     ===========




                                                                                              FIXED INCOME FUNDS
                                                                       ------------------------------------------------------------
                                                                                        INTERMEDIATE                    CONVERTIBLE
                                                                       HIGH YIELD BOND TAX-EXEMPT BOND TAX-EXEMPT BOND  SECURITIES
                                                                           FUND(1)          FUND            FUND           FUND
                                                                       --------------- --------------- ---------------  -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .......................................     $   388,989   $ 10,446,511    $  5,537,764    $    763,416
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..............        (514,504)       131,508         351,444      (7,581,229)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ....................................         821,265     11,842,734       6,549,550       3,341,991
                                                                         -----------   ------------    ------------    ------------
Increase/(decrease) in net assets from operations ..................         695,750     22,420,753      12,438,758      (3,475,822)
                                                                         -----------   ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .............................................        (388,989)   (10,060,940)     (5,158,368)       (713,187)
  N Shares .........................................................              --       (357,287)       (305,738)         (9,818)
  A Shares .........................................................              --        (25,027)        (60,372)         (2,148)
  B Shares .........................................................              --         (3,257)        (13,286)             --
  Exchange Shares ..................................................              --             --              --              --
  Service Shares ...................................................              --             --              --              --
                                                                         -----------   ------------    ------------    ------------
Total distributions from net investment income .....................        (388,989)   (10,446,511)     (5,537,764)       (725,153)
                                                                         -----------   ------------    ------------    ------------
Net realized gains on investments:
  Institutional Shares .............................................              --             --              --              --
  N Shares .........................................................              --             --              --              --
  A Shares .........................................................              --             --              --              --
  B Shares .........................................................              --             --              --              --
                                                                         -----------   ------------    ------------    ------------
Total distributions from net realized gains ........................              --             --              --              --
                                                                         -----------   ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .............................................      17,781,227     15,700,144      (4,886,338)    (16,291,395)
  N Shares .........................................................              --      2,338,530      12,294,358          85,203
  A Shares .........................................................              --      1,486,330       3,407,281         (88,156)
  B Shares .........................................................              --        295,607         536,793              --
  Exchange Shares ..................................................              --             --              --              --
  Service Shares ...................................................              --             --              --              --
                                                                         -----------   ------------    ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions .....................................................      17,781,227     19,820,611      11,352,094     (16,294,348)
                                                                         -----------   ------------    ------------    ------------
Total increase/(decrease) in net assets ............................      18,087,988     31,794,853      18,253,088     (20,495,323)

NET ASSETS:
Beginning of period ................................................              --    226,662,364     107,898,704      31,886,601
                                                                         -----------   ------------    ------------    ------------
End of period ......................................................     $18,087,988   $258,457,217    $126,151,792    $ 11,391,278
                                                                         ===========   ============    ============    ============

  (1) For the period 09/23/02 (commencement of operations) to 12/31/02.

                       See Notes to Financial Statements.

78 and 79

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                           EQUITY FUNDS
                                                                          --------------------------------------------

                                                                                            CORE           SMALL-CAP
                                                                              EQUITY       EQUITY         OPPORTUNITY
                                                                               FUND         FUND             FUND
                                                                          ------------  -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................    $  1,545,926  $     337,655    $ (2,063,094)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ................     (30,111,183)      (330,430)    (16,073,248)
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations ......................................     (40,499,700)   (35,078,406)    (44,725,890)
                                                                          ------------  -------------    ------------
Increase/(decrease) in net assets from operations ....................     (69,064,957)   (35,071,181)    (62,862,232)
                                                                          ------------  -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ...............................................      (1,539,764)      (334,524)             --
  N Shares ...........................................................         (12,004)        (1,281)             --
  A Shares ...........................................................            (237)          (290)             --
  B Shares ...........................................................              --             --              --
                                                                          ------------  -------------    ------------
Total distributions from net investment income .......................      (1,552,005)      (336,095)             --
                                                                          ------------  -------------    ------------
Net realized gains on investments:
  Institutional Shares ...............................................              --     (1,879,698)             --
  N Shares ...........................................................              --        (67,633)             --
  A Shares ...........................................................              --        (10,282)             --
  B Shares ...........................................................              --           (525)             --
                                                                          ------------  -------------    ------------
Total distributions from net realized gains ..........................              --     (1,958,138)             --
                                                                          ------------  -------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................      (7,443,790)   (15,828,856)    (26,318,911)
  N Shares ...........................................................      (2,007,656)      (689,428)      6,980,744
  A Shares ...........................................................          97,184         98,114         632,304
  B Shares ...........................................................         213,797         50,213         223,482
                                                                          ------------  -------------    ------------
Increase/(decrease) in net assets from capital share
  transactions .......................................................      (9,140,465)   (16,369,957)    (18,482,381)
                                                                          ------------  -------------    ------------
Redemption Fees ......................................................              --             --          39,702
                                                                          ------------  -------------    ------------
Total increase/(decrease) in net assets ..............................     (79,757,427)   (53,735,371)    (81,304,911)

NET ASSETS:
Beginning of period ..................................................     329,560,258    156,448,165     419,955,704
                                                                          ------------  -------------    ------------
End of period ........................................................    $249,802,831  $ 102,712,794    $338,650,793
                                                                          ============  =============    ============



                                                                                                EQUITY FUNDS
                                                                            -----------------------------------------------------
                                                                                                                     SMALL-CAP
                                                                               SMALL-CAP                             AGGRESSIVE
                                                                                 VALUE              INDEX              GROWTH
                                                                                 FUND               FUND                FUND
                                                                            ------------        -------------       -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................      $  1,104,015        $   4,631,554       $   (32,640)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ................       (14,836,700)          (1,458,664)       (1,400,734)
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations ......................................       (24,072,373)        (100,897,608)         (662,573)
                                                                            ------------        -------------       -----------
Increase/(decrease) in net assets from operations ....................       (37,805,058)         (97,724,718)       (2,095,947)
                                                                            ------------        -------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ...............................................          (937,900)          (4,429,455)               --
  N Shares ...........................................................            (6,543)            (176,423)               --
  A Shares ...........................................................            (1,320)                  --                --
  B Shares ...........................................................                --               (1,663)               --
                                                                            ------------        -------------       -----------
Total distributions from net investment income .......................          (945,763)          (4,607,541)               --
                                                                            ------------        -------------       -----------
Net realized gains on investments:
  Institutional Shares ...............................................        (2,269,423)          (5,949,182)               --
  N Shares ...........................................................           (41,212)            (329,787)               --
  A Shares ...........................................................            (5,333)                  --                --
  B Shares ...........................................................            (3,825)                (658)               --
                                                                            ------------        -------------       -----------
Total distributions from net realized gains ..........................        (2,319,793)          (6,279,627)               --
                                                                            ------------        -------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................         9,003,079           24,606,879         1,519,480
  N Shares ...........................................................         1,651,632           (1,571,420)               --
  A Shares ...........................................................           451,774                   --                --
  B Shares ...........................................................           234,412              587,337             3,488
                                                                            ------------        -------------       -----------
Increase/(decrease) in net assets from capital share
  transactions .......................................................        11,340,897           23,622,796         1,522,968
                                                                            ------------        -------------       -----------
Redemption Fees ......................................................            50,509                   --                --
                                                                            ------------        -------------       -----------
Total increase/(decrease) in net assets ..............................       (29,679,208)         (84,989,090)         (572,979)

NET ASSETS:
Beginning of period ..................................................       252,150,665          457,398,392         7,854,534
                                                                            ------------        -------------       -----------
End of period ........................................................      $222,471,457        $ 372,409,302       $ 7,281,555
                                                                            ============        =============       ===========




                                                                                                EQUITY FUNDS
                                                                         -------------------------------------------------------

                                                                                                                      EMERGING
                                                                              BALANCED           INTERNATIONAL         MARKETS
                                                                                FUND                 FUND               FUND
                                                                            -----------         ------------         -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................      $ 1,331,163         $  1,291,751         $   310,527
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ................       (3,176,398)         (18,387,444)         (4,407,479)
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations ......................................       (3,189,940)          (5,541,817)         (1,338,062)
                                                                            -----------         ------------         -----------
Increase/(decrease) in net assets from operations ....................       (5,035,175)         (22,637,510)         (5,435,014)
                                                                            -----------         ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ...............................................       (1,273,724)            (930,478)           (214,416)
  N Shares ...........................................................          (45,408)              (3,766)                 --
  A Shares ...........................................................           (6,204)                  --                  --
  B Shares ...........................................................             (813)                 (12)                 --
                                                                            -----------         ------------         -----------
Total distributions from net investment income .......................       (1,326,149)            (934,256)           (214,416)
                                                                            -----------         ------------         -----------
Net realized gains on investments:
  Institutional Shares ...............................................               --                   --                  --
  N Shares ...........................................................               --                   --                  --
  A Shares ...........................................................               --                   --                  --
  B Shares ...........................................................               --                   --                  --
                                                                            -----------         ------------         -----------
Total distributions from net realized gains ..........................               --                   --                  --
                                                                            -----------         ------------         -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................          550,476          (13,521,848)         62,151,678
  N Shares ...........................................................         (118,546)          (4,149,222)            (32,515)
  A Shares ...........................................................           (3,084)              52,099             146,081
  B Shares ...........................................................           81,033               10,395               9,250
                                                                            -----------         ------------         -----------
Increase/(decrease) in net assets from capital share
  transactions .......................................................          509,879          (17,608,576)         62,274,494
                                                                            -----------         ------------         -----------
Redemption Fees ......................................................               --              756,684              42,009
                                                                            -----------         ------------         -----------
Total increase/(decrease) in net assets ..............................       (5,851,445)         (40,423,658)         56,667,073

NET ASSETS:
Beginning of period ..................................................       55,098,908          182,676,763          40,421,445
                                                                            -----------         ------------         -----------
End of period ........................................................      $49,247,463         $142,253,105         $97,088,518
                                                                            ===========         ============         ===========

                       See Notes to Financial Statements.

80 and 81

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                             NET                                NET
                             ASSET                       REALIZED AND      DISTRIBUTIONS        ASSET
                             VALUE            NET         UNREALIZED         FROM NET           VALUE
                           BEGINNING      INVESTMENT      GAIN/(LOSS)       INVESTMENT         END OF
                           OF PERIOD        INCOME      ON INVESTMENTS        INCOME           PERIOD
-----------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.006          $ --            $(0.006)          $ 1.00
12/31/02                      1.00            0.016            --             (0.016)            1.00
12/31/01                      1.00            0.040            --             (0.040)            1.00
12/31/00                      1.00            0.061            --             (0.061)            1.00
12/31/99                      1.00            0.049            --             (0.049)            1.00
12/31/98                      1.00            0.053            --             (0.053)            1.00

N SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.004          $ --            $(0.004)          $ 1.00
12/31/02                      1.00            0.013            --             (0.013)            1.00
12/31/01                      1.00            0.036            --             (0.036)            1.00
12/31/00                      1.00            0.057            --             (0.057)            1.00
12/31/99                      1.00            0.046            --             (0.046)            1.00
12/31/98                      1.00            0.050            --             (0.050)            1.00

SERVICE SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.002          $ --            $(0.002)          $ 1.00
05/07/02 (3) to 12/31/02      1.00            0.006            --             (0.006)            1.00
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.006          $ --            $(0.006)          $ 1.00
12/31/02                      1.00            0.018            --             (0.018)            1.00
12/31/01                      1.00            0.041            --             (0.041)            1.00
12/31/00                      1.00            0.063            --             (0.063)            1.00
12/31/99                      1.00            0.052            --             (0.052)            1.00
12/31/98                      1.00            0.055            --             (0.055)            1.00

N SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.004          $ --            $(0.004)          $ 1.00
12/31/02                      1.00            0.015            --             (0.015)            1.00
12/31/01                      1.00            0.038            --             (0.038)            1.00
12/31/00                      1.00            0.059            --             (0.059)            1.00
12/31/99                      1.00            0.048            --             (0.048)            1.00
12/31/98                      1.00            0.051            --             (0.051)            1.00

B SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.001          $ --            $(0.001)          $ 1.00
07/26/02 to 12/31/02          1.00            0.003            --             (0.003)            1.00
06/29/01 (3) to 12/31/01      1.00            0.004            --             (0.004)            1.00

EXCHANGE SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.006          $ --            $(0.006)          $ 1.00
12/31/02                      1.00            0.018            --             (0.018)            1.00
07/12/01 (3) to 12/31/01      1.00            0.014            --             (0.014)            1.00

SERVICE SHARES
01/01/03 to 06/30/03 (11)   $ 1.00           $0.003          $ --            $(0.003)          $ 1.00
05/02/02 (3) to 12/31/02      1.00            0.007            --             (0.007)            1.00

                                             NET                         RATIO OF EXPENSES
                                            ASSETS         RATIO OF          TO AVERAGE         RATIO OF NET
                                            END OF        EXPENSES TO        NET ASSETS       INVESTMENT INCOME
                            TOTAL           PERIOD        AVERAGE NET        (EXCLUDING        TO AVERAGE NET
                           RETURN            (000)          ASSETS            WAIVERS)             ASSETS
---------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   0.57% (2)     $  224,665         0.19% (1)          0.24% (1)            1.15% (1)
12/31/02                    1.65             261,492         0.20               0.26                 1.62
12/31/01                    4.04             249,444         0.20               0.25                 4.01
12/31/00                    6.24             314,497         0.20               0.25                 6.11
12/31/99                    5.04             210,521         0.20               0.24                 4.93
12/31/98                    5.43             162,285         0.19               0.24                 5.27

N SHARES
01/01/03 to 06/30/03 (11)   0.39% (2)     $  286,171         0.54% (1)          0.59% (1)            0.80% (1)
12/31/02                    1.30             302,126         0.55               0.61                 1.27
12/31/01                    3.68             282,782         0.55               0.60                 3.62
12/31/00                    5.87             333,934         0.55               0.60                 5.72
12/31/99                    4.67             289,651         0.55               0.59                 4.58
12/31/98                    5.08             248,595         0.54               0.59                 4.96

SERVICE SHARES
01/01/03 to 06/30/03 (11)   0.21% (2)     $  258,011         0.90% (1)          1.14% (1)            0.42% (1)
05/07/02 (3) to 12/31/02    0.57 (2)         197,790         0.94  (1)          1.16  (1)            0.78 (1)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   0.61% (2)     $3,815,796         0.16% (1)          0.21% (1)            1.24% (1)
12/31/02                    1.83           4,909,006         0.17               0.23                 1.79
12/31/01                    4.21           2,237,567         0.19               0.23                 4.16
12/31/00                    6.46           2,066,227         0.18               0.23                 6.26
12/31/99                    5.29           2,084,723         0.19               0.24                 5.20
12/31/98                    5.61           1,391,856         0.19               0.24                 5.46

N SHARES
01/01/03 to 06/30/03 (11)   0.44% (2)     $1,028,608         0.51% (1)          0.56% (1)            0.89% (1)
12/31/02                    1.48           1,297,318         0.52               0.58                 1.44
12/31/01                    3.85           1,542,392         0.54               0.58                 3.81
12/31/00                    6.09           1,293,794         0.53               0.58                 5.91
12/31/99                    4.92           1,053,228         0.54               0.59                 4.85
12/31/98                    5.25             877,527         0.53               0.59                 5.12

B SHARES
01/01/03 to 06/30/03 (11)   0.12% (2)(5)  $       17         1.16% (1)          1.21% (1)            0.24% (1)
07/26/02 to 12/31/02        0.30 (2)(5)           15         1.17 (1)           1.23 (1)             0.73 (1)
06/29/01 (3) to 12/31/01     N/A (6)              --         1.19 (1)           1.23 (1)             2.84 (1)

EXCHANGE SHARES
01/01/03 to 06/30/03 (11)   0.59% (2)     $  447,292         0.20% (1)          0.26% (1)            1.22% (1)
12/31/02                    1.79           1,434,436         0.22               0.28                 1.70
07/12/01 (3) to 12/31/01    1.41 (2)         343,617         0.24 (1)           0.28 (1)             2.69 (1)

SERVICE SHARES
01/01/03 to 06/30/03 (11)   0.26% (2)     $1,268,519         0.88% (1)          1.11% (1)            0.52% (1)
05/02/02 (3) to 12/31/02    0.69 (2)       1,267,811         0.91 (1)           1.12 (1)             0.97 (1)


                       See Notes to Financial Statements.

82 & 83

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                      NET                                       NET
                             ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                             VALUE        NET      UNREALIZED     FROM NET       FROM NET       VALUE
                           BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED       END OF
                           OF PERIOD    INCOME   ON INVESTMENTS    INCOME          GAINS        PERIOD
--------------------------------------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $ 1.00      $0.005       $    --      $(0.005)       $    --        $ 1.00
12/31/02                      1.00       0.013            --       (0.013)            --          1.00
12/31/01                      1.00       0.027            --       (0.027)            --          1.00
12/31/00                      1.00       0.039            --       (0.039)            --          1.00
12/31/99                      1.00       0.030            --       (0.030)            --          1.00
12/31/98                      1.00       0.033            --       (0.033)            --          1.00

N SHARES
01/01/03 to 06/30/03 (11)   $ 1.00      $0.003       $    --      $(0.003)       $    --        $ 1.00
12/31/02                      1.00       0.010            --       (0.010)            --          1.00
12/31/01                      1.00       0.023            --       (0.023)            --          1.00
12/31/00                      1.00       0.035            --       (0.035)            --          1.00
12/31/99                      1.00       0.027            --       (0.027)            --          1.00
12/31/98                      1.00       0.030            --       (0.030)            --          1.00

SERVICE SHARES
01/01/03 to 06/30/03 (11)   $ 1.00      $0.002       $    --      $(0.002)       $    --        $ 1.00
05/06/02 (3) to 12/31/02      1.00       0.004            --       (0.004)            --          1.00
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $10.40      $0.237       $ 0.150      $(0.237)       $    --        $10.55
12/31/02                     10.31       0.549         0.090       (0.549)            --         10.40
12/31/01                     10.12       0.592         0.190       (0.592)            --         10.31
12/31/00                      9.77       0.628         0.350       (0.628)            --         10.12
12/31/99                     10.30       0.595        (0.515)      (0.595)        (0.015)         9.77
12/31/98                     10.21       0.603         0.096       (0.603)        (0.006)        10.30

N SHARES
01/01/03 to 06/30/03 (11)   $10.40      $0.224       $ 0.150      $(0.224)       $    --        $10.55
12/31/02                     10.31       0.524         0.090       (0.524)            --         10.40
12/31/01                     10.12       0.566         0.190       (0.566)            --         10.31
12/31/00                      9.77       0.603         0.350       (0.603)            --         10.12
12/31/99                     10.30       0.570        (0.515)      (0.570)        (0.015)         9.77
12/31/98                     10.21       0.577         0.096       (0.577)        (0.006)        10.30

A SHARES
01/01/03 to 06/30/03 (11)   $10.40      $0.224       $ 0.150      $(0.224)       $    --        $10.55
12/31/02                     10.31       0.524         0.090       (0.524)            --         10.40
12/31/01                     10.12       0.566         0.190       (0.566)            --         10.31
12/31/00                      9.77       0.603         0.350       (0.603)            --         10.12
07/22/99 (3) to 12/31/99     10.02       0.258        (0.250)      (0.258)            --          9.77

B SHARES
01/01/03 to 06/30/03 (11)   $10.40      $0.186       $ 0.150      $(0.186)       $    --        $10.55
12/31/02                     10.31       0.447         0.090       (0.447)            --         10.40
09/18/01 (3) to 12/31/01     10.50       0.130        (0.190)      (0.130)            --         10.31



                                                 NET                      RATIO OF EXPENSES
                                                ASSETS       RATIO OF         TO AVERAGE        RATIO OF NET
                                                END OF      EXPENSES TO       NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                               TOTAL            PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET     TURNOVER
                              RETURN             (000)        ASSETS           WAIVERS)            ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      0.50% (2)      $  864,875       0.21% (1)         0.22% (1)          1.00% (1)          --%
12/31/02                       1.35              815,171       0.22              0.23               1.34               --
12/31/01                       2.70              788,162       0.23              0.23               2.62               --
12/31/00                       3.94              830,879       0.24              0.24               3.88               --
12/31/99                       3.07              515,987       0.23              0.23               3.01               --
12/31/98                       3.35              606,754       0.23              0.23               3.30               --

N SHARES
01/01/03 to 06/30/03 (11)      0.32% (2)      $  209,676       0.56% (1)         0.57% (1)          0.65% (1)          --%
12/31/02                       0.99              210,678       0.57              0.58               0.99               --
12/31/01                       2.34              230,533       0.58              0.58               2.35               --
12/31/00                       3.58              237,521       0.58              0.59               3.54               --
12/31/99                       2.75              240,132       0.55              0.58               2.71               --
12/31/98                       3.02              204,114       0.55              0.58               2.99               --

SERVICE SHARES
01/01/03 to 06/30/03 (11)      0.18% (2)      $   99,329       0.86% (1)         1.12% (1)          0.35% (1)          --%
05/06/02 (3) to 12/31/02       0.39 (2)           78,769       0.96 (1)          1.14 (1)           0.58 (1)           --
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      3.77% (2)      $  253,697       0.60% (1)         1.01% (1)          4.57% (1)       27.59%
12/31/02                       6.40              237,566       0.60              1.00               5.35            66.14
12/31/01                       7.86              230,499       0.60              0.96               5.73            56.36
12/31/00                      10.40              227,766       0.60              0.93               6.39            77.42
12/31/99                       0.81              297,977       0.60              0.92               5.93            72.86
12/31/98                       7.01              337,015       0.60              0.90               5.85            66.06

N SHARES
01/01/03 to 06/30/03 (11)      3.64% (2)      $   10,526       0.85% (1)         1.26% (1)          4.32% (1)       27.59%
12/31/02                       6.14                8,617       0.85              1.25               5.10            66.14
12/31/01                       7.60                6,419       0.85              1.21               5.48            56.36
12/31/00                      10.13                3,842       0.85              1.18               6.14            77.42
12/31/99                       0.56                7,525       0.85              1.17               5.68            72.86
12/31/98                       6.75                4,658       0.85              1.15               5.60            66.06

A SHARES
01/01/03 to 06/30/03 (11)      3.64% (2)(4)   $    3,279       0.85% (1)         1.26% (1)          4.39% (1)       27.59%
12/31/02                       6.14 (4)            4,756       0.85              1.25               4.89            66.14
12/31/01                       7.60 (4)              960       0.85              1.21               5.37            56.36
12/31/00                      10.13 (4)              178       0.85              1.18               6.14            77.42
07/22/99 (3) to 12/31/99       0.09 (2)(4)           140       0.85 (1)          1.17 (1)           5.68 (1)        72.86

B SHARES
01/01/03 to 06/30/03 (11)      3.25% (2)(5)   $      658       1.60% (1)         2.01% (1)          3.57% (1)       27.59%
12/31/02                       5.35 (5)              392       1.60              2.00               4.13            66.14
09/18/01 (3) to 12/31/01      (0.59)(2)(5)            26       1.55 (1)          1.91 (1)           4.12 (1)        56.36




                       See Notes to Financial Statements.

84 & 85

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                      NET                                       NET
                             ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                             VALUE        NET      UNREALIZED     FROM NET       FROM NET       VALUE
                           BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED       END OF
                           OF PERIOD    INCOME   ON INVESTMENTS    INCOME          GAINS        PERIOD
-----------------------------------------------------------------------------------------------------------
----------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $10.38      $0.249       $ 0.140      $(0.249)       $    --        $10.52
12/31/02                     10.25       0.582         0.130       (0.582)            --         10.38
12/31/01                     10.06       0.631         0.190       (0.631)            --         10.25
12/31/00                      9.49       0.623         0.570       (0.623)            --         10.06
12/31/99                     10.20       0.611        (0.702)      (0.611)        (0.008)         9.49
12/31/98                     10.20       0.604         0.103       (0.604)        (0.103)        10.20

N SHARES
01/01/03 to 06/30/03 (11)   $10.38      $0.236       $ 0.140      $(0.236)       $    --        $10.52
12/31/02                     10.25       0.556         0.130       (0.556)            --         10.38
12/31/01                     10.06       0.605         0.190       (0.605)            --         10.25
12/31/00                      9.49       0.599         0.570       (0.599)            --         10.06
12/31/99                     10.20       0.586        (0.702)      (0.586)        (0.008)         9.49
12/31/98                     10.20       0.579         0.103       (0.579)        (0.103)        10.20

A SHARES
01/01/03 to 06/30/03 (11)   $10.38      $0.236       $ 0.140      $(0.236)       $    --        $10.52
12/31/02                     10.25       0.556         0.130       (0.556)            --         10.38
12/31/01                     10.06       0.605         0.190       (0.605)            --         10.25
12/31/00                      9.49       0.599         0.570       (0.599)            --         10.06
02/18/99 (3) to 12/31/99     10.11       0.503        (0.612)      (0.503)        (0.008)         9.49

B SHARES
01/01/03 to 06/30/03 (11)   $10.38      $0.198       $ 0.140      $(0.198)       $    --        $10.52
12/31/02                     10.25       0.479         0.130       (0.479)            --         10.38
08/20/01 (3) to 12/31/01     10.36       0.192        (0.110)      (0.192)            --         10.25
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $17.63      $0.366       $ 0.265      $(0.366)       $(0.005)       $17.89
12/31/02                     16.79       0.870         0.840       (0.870)            --         17.63
12/31/01                     16.55       1.005         0.240       (1.005)            --         16.79
12/31/00                     15.56       0.986         0.990       (0.986)            --         16.55
12/31/99                     16.61       0.916        (1.050)      (0.916)            --         15.56
12/31/98                     16.54       0.967         0.231       (0.967)        (0.161)        16.61

N SHARES
01/01/03 to 06/30/03 (11)   $17.63      $0.344       $ 0.265      $(0.344)       $(0.005)       $17.89
12/31/02                     16.79       0.828         0.840       (0.828)            --         17.63
12/31/01                     16.55       0.963         0.240       (0.963)            --         16.79
12/31/00                     15.56       0.947         0.990       (0.947)            --         16.55
12/31/99                     16.61       0.876        (1.050)      (0.876)            --         15.56
12/31/98                     16.54       0.925         0.231       (0.925)        (0.161)        16.61

A SHARES
01/01/03 to 06/30/03 (11)   $17.63      $0.344       $ 0.265      $(0.344)       $(0.005)       $17.89
12/31/02                     16.79       0.828         0.840       (0.828)            --         17.63
12/31/01                     16.55       0.963         0.240       (0.963)            --         16.79
12/31/00                     15.56       0.947         0.990       (0.947)            --         16.55
02/12/99 (3) to 12/31/99     16.44       0.761        (0.880)      (0.761)            --         15.56

                                                 NET                      RATIO OF EXPENSES
                                                ASSETS       RATIO OF         TO AVERAGE        RATIO OF NET
                                                END OF      EXPENSES TO       NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                               TOTAL            PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET     TURNOVER
                              RETURN             (000)        ASSETS           WAIVERS)            ASSETS           RATE
---------------------------------------------------------------------------------------------------------------------------
----------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      3.79% (2)      $  214,160       0.60% (1)         0.96% (1)          4.82% (1)       27.96%
12/31/02                       7.18              216,106       0.60              0.96               5.69            65.39
12/31/01                       8.32              218,944       0.60              0.92               6.15            84.37
12/31/00                      13.06              210,902       0.60              0.93               6.48            94.61
12/31/99                      (0.91)             157,587       0.60              0.90               6.20            92.79
12/31/98                       7.12              183,831       0.60              0.88               5.89            64.93

N SHARES
01/01/03 to 06/30/03 (11)      3.67% (2)      $    5,084       0.85% (1)         1.21% (1)          4.57% (1)       27.96%
12/31/02                       6.91                5,838       0.85              1.21               5.44            65.39
12/31/01                       8.05                6,165       0.85              1.17               5.90            84.37
12/31/00                      12.78                3,965       0.85              1.18               6.23            94.61
12/31/99                      (1.16)               4,455       0.85              1.15               5.95            92.79
12/31/98                       6.86                2,566       0.85              1.13               5.64            64.93

A SHARES
01/01/03 to 06/30/03 (11)      3.67% (2)(4)   $      951       0.85% (1)         1.21% (1)          4.57% (1)       27.96%
12/31/02                       6.91 (4)              824       0.85              1.21               5.36            65.39
12/31/01                       8.05 (4)              235       0.85              1.17               5.80            84.37
12/31/00                      12.78 (4)               32       0.85              1.18               6.23            94.61
02/18/99 (3) to 12/31/99      (1.09) (2)(4)           26       0.85 (1)          1.15 (1)           5.95 (1)        92.79

B SHARES
01/01/03 to 06/30/03 (11)      3.28% (2)(5)   $      608       1.60% (1)         1.96% (1)          3.82% (1)       27.96%
12/31/02                       6.12 (5)              497       1.60              1.96               4.59            65.39
08/20/01 (3) to 12/31/01       0.78 (2)(5)           205       1.60 (1)          1.92 (1)           4.94 (1)        84.37
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      3.62% (2)      $   72,039       0.50% (1)         0.97% (1)          4.18% (1)       29.39%
12/31/02                      10.39               75,573       0.50              1.07               5.05            61.56
12/31/01                       7.74               61,383       0.50              1.08               5.98            52.17
12/31/00                      13.18               62,969       0.50              0.99               6.22            26.42
12/31/99                      (0.80)              94,360       0.50              0.93               5.72            76.50
12/31/98                       7.45              103,162       0.50              0.91               5.82            99.63

N SHARES
01/01/03 to 06/30/03 (11)      3.49% (2)      $   20,920       0.75% (1)         1.22% (1)          3.93% (1)       29.39%
12/31/02                      10.12               19,769       0.75              1.32               4.80            61.56
12/31/01                       7.47                5,577       0.75              1.33               5.73            52.17
12/31/00                      12.90                5,530       0.75              1.24               5.97            26.42
12/31/99                      (1.05)               4,870       0.75              1.18               5.47            76.50
12/31/98                       7.18                2,126       0.75              1.16               5.57            99.63

A SHARES
01/01/03 to 06/30/03 (11)      3.49% (2)(4)   $    2,971       0.75% (1)         1.22% (1)          3.93% (1)       29.39%
12/31/02                      10.12 (4)            2,324       0.75              1.32               4.58            61.56
12/31/01                       7.47 (4)              552       0.75              1.33               5.68            52.17
12/31/00                      12.90 (4)               49       0.75              1.24               5.97            26.42
02/12/99 (3) to 12/31/99      (0.72) (2)(4)          232       0.75 (1)          1.18 (1)           5.47 (1)        76.50


                       See Notes to Financial Statements.

86 & 87

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                      NET                                       NET
                             ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                             VALUE        NET      UNREALIZED     FROM NET       FROM NET       VALUE
                           BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED       END OF
                           OF PERIOD    INCOME   ON INVESTMENTS    INCOME          GAINS        PERIOD
------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
B SHARES
01/01/03 to 06/30/03 (11)   $17.63      $0.278       $ 0.265      $(0.278)       $(0.005)       $17.89
12/31/02                     16.79       0.699         0.840       (0.699)            --         17.63
05/31/01 (3) to 12/31/01     16.53       0.479         0.260       (0.479)            --         16.79
--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $11.74      $0.449       $ 0.870      $(0.449)       $    --        $12.61
9/23/02 (3) to 12/31/02      11.55       0.256         0.190       (0.256)            --         11.74
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $11.48      $0.221       $ 0.170      $(0.221)       $    --        $11.65
12/31/02                     10.91       0.481         0.570       (0.481)            --         11.48
12/31/01                     10.82       0.506         0.090       (0.506)            --         10.91
12/31/00                     10.22       0.513         0.600       (0.513)            --         10.82
12/31/99                     10.70       0.423        (0.467)      (0.423)        (0.013)        10.22
12/31/98                     10.75       0.417         0.103       (0.417)        (0.153)        10.70

N SHARES
01/01/03 to 06/30/03 (11)   $11.48      $0.207       $ 0.170      $(0.207)       $    --        $11.65
12/31/02                     10.91       0.453         0.570       (0.453)            --         11.48
12/31/01                     10.82       0.478         0.090       (0.478)            --         10.91
12/31/00                     10.22       0.487         0.600       (0.487)            --         10.82
12/31/99                     10.70       0.396        (0.467)      (0.396)        (0.013)        10.22
12/31/98                     10.75       0.390         0.103       (0.390)        (0.153)        10.70

A SHARES
01/01/03 to 06/30/03 (11)   $11.48      $0.207       $ 0.170      $(0.207)       $    --        $11.65
12/31/02                     10.91       0.453         0.570       (0.453)            --         11.48
01/17/01 (3) to 12/31/01     10.95       0.456        (0.040)      (0.456)            --         10.91

B SHARES
01/01/03 to 06/30/03 (11)   $11.48      $0.164       $ 0.170      $(0.164)       $    --        $11.65
12/31/02                     10.91       0.353         0.570       (0.353)            --         11.48
11/21/01 (3) to 12/31/01     11.11       0.042        (0.200)      (0.042)            --         10.91
--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)   $11.19      $0.241       $ 0.240      $(0.241)       $    --        $11.43
12/31/02                     10.54       0.527         0.650       (0.527)            --         11.19
12/31/01                     10.45       0.528         0.090       (0.528)            --         10.54
12/31/00                      9.63       0.525         0.820       (0.525)            --         10.45
12/31/99                     10.39       0.449        (0.760)      (0.449)            --          9.63
12/31/98                     10.52       0.444         0.059       (0.444)        (0.189)        10.39

                                                NET                      RATIO OF EXPENSES
                                               ASSETS       RATIO OF         TO AVERAGE        RATIO OF NET
                                               END OF      EXPENSES TO       NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                              TOTAL            PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET     TURNOVER
                             RETURN             (000)        ASSETS           WAIVERS)            ASSETS           RATE
--------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
B SHARES
01/01/03 to 06/30/03 (11)     3.11% (2)(5)   $    1,515       1.50% (1)         1.97% (1)          3.11% (1)       29.39%
12/31/02                      9.30 (5)              904       1.50              2.07               3.91            61.56
05/31/01 (3) to 12/31/01      4.54 (2)(5)           205       1.50 (1)          2.14 (1)           4.82 (1)        52.17
--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    11.43% (2)      $   55,241       0.61% (1)         0.74% (1)          7.48% (1)       53.18%
9/23/02 (3) to 12/31/02       3.90 (2)           18,088       0.61 (1)          1.41 (1)           8.11 (1)        38.03
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     3.44% (2)      $  261,719       0.48% (1)         0.76% (1)          3.86% (1)        9.30%
12/31/02                      9.82              246,217       0.27              0.89               4.29            61.27
12/31/01                      5.58              218,956       0.25              0.86               4.60           100.00
12/31/00                     11.21              196,980       0.23              0.83               4.95           200.55
12/31/99                     (0.43)             177,813       0.69              0.82               4.03           191.27
12/31/98                      4.94              226,087       0.80              0.80               3.87            90.92

N SHARES
01/01/03 to 06/30/03 (11)     3.31% (2)      $   12,122       0.73% (1)         1.01% (1)          3.61% (1)        9.30%
12/31/02                      9.55               10,287       0.52              1.14               4.04            61.27
12/31/01                      5.32                7,573       0.50              1.11               4.24           100.00
12/31/00                     10.94                  659       0.48              1.08               4.63           200.55
12/31/99                     (0.68)               2,743       0.94              1.07               3.78           191.27
12/31/98                      4.67                  900       1.05              1.05               3.62            90.92

A SHARES
01/01/03 to 06/30/03 (11)     3.31% (2)(4)   $    2,306       0.73% (1)         1.01% (1)          3.61% (1)        9.30%
12/31/02                      9.55 (4)            1,648       0.52              1.14               3.96            61.27
01/17/01 (3) to 12/31/01      3.85 (2)(4)           131       0.50 (1)          1.11 (1)           4.19 (1)       100.00

B SHARES
01/01/03 to 06/30/03 (11)     2.93% (2)(5)   $      650       1.48% (1)         1.76% (1)          2.82% (1)        9.30%
12/31/02                      8.58 (5)              305       1.27              1.89               3.20            61.27
11/21/01 (3) to 12/31/01     (1.42) (2)(5)            2       1.25 (1)          1.86 (1)           3.60 (1)       100.00
--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     4.34% (2)      $   99,096       0.52% (1)         0.81% (1)          4.30% (1)       13.05%
12/31/02                     11.42              106,975       0.31              0.95               4.84            86.76
12/31/01                      6.02              105,448       0.27              0.91               4.99           168.31
12/31/00                     14.41              110,321       0.25              0.85               5.31           164.85
12/31/99                     (3.07)             126,027       0.70              0.83               4.44           225.82
12/31/98                      4.88              169,060       0.79              0.80               4.22            87.61


                       See Notes to Financial Statements.

88 & 89

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                       NET                                                              NET
                             ASSET                 REALIZED AND    DISTRIBUTIONS  DISTRIBUTIONS   REDEMPTION            ASSET
                             VALUE        NET       UNREALIZED       FROM NET       FROM NET     FEES ADDED TO          VALUE
                           BEGINNING  INVESTMENT    GAIN/(LOSS)     INVESTMENT      REALIZED        PAID-IN            END OF
                           OF PERIOD    INCOME    ON INVESTMENTS      INCOME          GAINS         CAPITAL            PERIOD
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
N SHARES
01/01/03 to 06/30/03 (11)    $11.19     $0.227        $ 0.240       $(0.227)          $    --       $  --              $11.43
12/31/02                      10.54      0.500          0.650        (0.500)               --          --               11.19
12/31/01                      10.45      0.502          0.090        (0.502)               --          --               10.54
12/31/00                       9.63      0.500          0.820        (0.500)               --          --               10.45
12/31/99                      10.39      0.424         (0.760)       (0.424)               --          --                9.63
12/31/98                      10.52      0.418          0.059        (0.418)           (0.189)         --               10.39

A SHARES
01/01/03 to 06/30/03 (11)    $11.19     $0.227        $ 0.240       $(0.227)          $    --       $  --              $11.43
12/31/02                      10.54      0.500          0.650        (0.500)               --          --               11.19
01/31/01 (3) to 12/31/01      10.44      0.457          0.100        (0.457)               --          --               10.54

B SHARES
01/01/03 to 06/30/03 (11)    $11.19     $0.185        $ 0.240       $(0.185)          $    --       $  --              $11.43
12/31/02                      10.54      0.418          0.650        (0.418)               --          --               11.19
06/21/01 (3) to 12/31/01      10.52      0.215          0.020        (0.215)               --          --               10.54

---------------------------
HIGH YIELD SELECT BOND FUND
---------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $16.49     $0.581        $ 1.155       $(0.616)          $    --       $  --              $17.61
12/31/02                      19.47      0.737         (3.055)       (0.662)               --          --               16.49
12/31/01                      24.27      0.756         (4.466)       (0.756)           (0.334)         --               19.47
12/31/00                      30.55      0.923         (2.851)       (0.922)           (3.430)         --               24.27
12/31/99                      24.14      0.983          6.544        (0.978)           (0.139)         --               30.55
12/31/98                      28.52      1.130         (1.647)       (1.141)           (2.722)         --               24.14

N SHARES
01/01/03 to 06/30/03 (11)    $16.49     $0.533        $ 1.182       $(0.595)          $    --       $  --              $17.61
12/31/02                      19.47      0.634         (2.996)       (0.618)               --          --               16.49
12/31/01                      24.27      0.707         (4.466)       (0.707)           (0.334)         --               19.47
12/31/00                      30.54      0.844         (2.841)       (0.843)           (3.430)         --               24.27
12/31/99                      24.14      0.902          6.559        (0.922)           (0.139)         --               30.54
12/31/98                      28.52      1.106         (1.691)       (1.073)           (2.722)         --               24.14

A SHARES
01/01/03 to 06/30/03 (11)    $16.50     $0.589        $ 1.127       $(0.596)          $    --       $  --              $17.62
12/31/02                      19.46      0.695         (3.057)       (0.598)               --          --               16.50
12/31/01                      24.26      0.706         (4.466)       (0.706)           (0.334)         --               19.46
01/13/00 (3) to 12/31/00      29.42      0.857         (1.731)       (0.856)           (3.430)         --               24.26

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $ 8.98     $0.027        $ 0.942       $(0.029)          $    --       $  --              $ 9.92
12/31/02                      11.43      0.056         (2.449)       (0.057)               --          --                8.98
12/31/01                      12.55      0.062         (0.426)       (0.062)           (0.694)         --               11.43
12/31/00                      14.63      0.049          1.113        (0.047)           (3.195)         --               12.55
12/31/99                      17.03      0.049         (0.339)       (0.050)           (2.060)         --               14.63
12/31/98                      17.59      0.116          2.224        (0.114)           (2.786)         --               17.03




                                                 NET                      RATIO OF EXPENSES
                                               ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                                               END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                               TOTAL           PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                              RETURN            (000)         ASSETS          WAIVERS)            ASSETS         RATE
------------------------------------------------------------------------------------------------------------------------
--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
N SHARES
01/01/03 to 06/30/03 (11)       4.21% (2)     $ 25,431         0.77% (1)         1.06% (1)        4.05% (1)       13.05%
12/31/02                       11.15            14,194         0.56              1.20             4.51            86.76
12/31/01                        5.76             1,522         0.52              1.16             4.74           168.31
12/31/00                       14.13             1,117         0.50              1.10             5.10           164.85
12/31/99                       (3.31)            1,109         0.95              1.08             4.19           225.82
12/31/98                        4.62               909         1.04              1.05             3.97            87.61

A SHARES
01/01/03 to 06/30/03 (11)       4.21% (2)(4)  $  4,918         0.77% (1)         1.06% (1)        4.05% (1)       13.05%
12/31/02                       11.15 (4)         4,296         0.56              1.20             4.52            86.76
01/31/01 (3) to 12/31/01        5.40 (2)(4)        796         0.52 (1)          1.16 (1)         4.60 (1)       168.31

B SHARES
01/01/03 to 06/30/03 (11)       3.83% (2)(5)  $  1,022         1.52% (1)         1.81% (1)        3.30% (1)       13.05%
12/31/02                       10.32 (5)           687         1.31              1.95             3.75            86.76
06/21/01 (3) to 12/31/01        2.22 (2)(5)        133         1.31 (1)          1.95 (1)         3.77 (1)       168.31

---------------------------
HIGH YIELD SELECT BOND FUND
---------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      10.71% (2)     $ 18,022         0.75% (1)(9)      1.58% (1)(9)     6.98% (1)          --% (10)
12/31/02                      (11.89)           10,999         0.92              1.33             3.57            24.98
12/31/01                      (15.35)           31,427         0.92              1.17             3.52            33.53
12/31/00                       (6.48)           45,557         0.92              1.09             3.02            52.40
12/31/99                       32.07            52,100         0.92              1.01             3.73            20.14
12/31/98                       (1.80)           49,396         0.92              1.01             4.05            48.73

N SHARES
01/01/03 to 06/30/03 (11)      10.58% (2)     $    324         1.00% (1)(9)      1.83% (1)(9)     6.73% (1)          --% (10)
12/31/02                      (12.12)              350         1.17              1.58             3.39            24.98
12/31/01                      (15.56)              313         1.17              1.42             3.27            33.53
12/31/00                       (6.69)              260         1.17              1.34             2.77            52.40
12/31/99                       31.75               375         1.17              1.26             3.48            20.14
12/31/98                       (2.04)              409         1.17              1.26             3.80            48.73

A SHARES
01/01/03 to 06/30/03 (11)      10.57% (2)(4)  $    115         1.00% (1)(9)      1.83% (1)(9)     6.66% (1)          --% (10)
12/31/02                      (12.13) (4)           42         1.17              1.54             3.23            24.98
12/31/01                      (15.57) (4)          147         1.17              1.52             3.15            33.53
01/13/00 (3) to 12/31/00       (3.14) (2)(4)        18         1.17 (1)          1.34 (1)         2.95 (1)        52.40

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      10.81% (2)     $267,734         0.97% (1)         1.00% (1)        0.62% (1)       34.76%
12/31/02                      (20.99)          238,301         0.95              0.97             0.53            61.83
12/31/01                       (3.00)          313,186         0.94              0.95             0.51            77.79
12/31/00                        8.48           346,111         0.93              0.93             0.31            68.09
12/31/99                       (1.57)          579,754         0.90              0.91             0.29            65.13
12/31/98                       13.80           841,119         0.89              0.89             0.64            76.92

                       See Notes to Financial Statements.

90 and 91

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                       NET
                             ASSET                 REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                             VALUE       NET        UNREALIZED     FROM NET      FROM NET    FEES ADDED TO
                           BEGINNING INVESTMENT     GAIN/(LOSS)   INVESTMENT     REALIZED       PAID-IN
                           OF PERIOD   INCOME     ON INVESTMENTS    INCOME         GAINS        CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
N SHARES
01/01/03 to 06/30/03 (11)    $ 9.02    $ 0.021        $ 0.932       $(0.013)      $    --       $  --
12/31/02                      11.44      0.035         (2.446)       (0.009)           --          --
12/31/01                      12.55      0.010         (0.416)       (0.010)       (0.694)         --
12/31/00                      14.63      0.007          1.113        (0.005)       (3.195)         --
12/31/99                      17.02      0.005         (0.323)       (0.012)       (2.060)         --
12/31/98                      17.59      0.066          2.213        (0.063)       (2.786)         --

A SHARES
01/01/03 to 06/30/03 (11)    $ 9.02    $ 0.010        $ 0.953       $(0.013)      $    --       $  --
12/31/02                      11.45      0.021         (2.440)       (0.011)           --          --
12/31/01                      12.55      0.011         (0.406)       (0.011)       (0.694)         --
12/31/00                      14.63      0.007          1.114        (0.006)       (3.195)         --
02/12/99 (3) to 12/31/99      16.97     (0.002)        (0.275)       (0.003)       (2.060)         --

B SHARES
01/01/03 to 06/30/03 (11)    $ 8.93    $(0.016)       $ 0.926       $    --       $    --       $  --
12/31/02                      11.41     (0.034)        (2.446)           --            --          --
08/01/01 (3) to 12/31/01      11.97     (0.020)        (0.540)           --            --          --

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $15.73    $ 0.039        $ 2.071       $    --       $    --       $  --
12/31/02                      20.96      0.053         (4.953)       (0.052)       (0.278)         --
12/31/01                      24.84      0.031         (3.031)       (0.025)       (0.855)         --
12/31/00                      29.14     (1.903)        (0.310)           --        (2.087)         --
12/31/99                      26.25     (0.042)         4.319            --        (1.387)         --
12/31/98                      22.67      0.012          5.583        (0.009)       (2.006)         --

N SHARES
01/01/03 to 06/30/03 (11)    $15.56    $ 0.018        $ 2.052       $    --       $    --       $  --
12/31/02                      20.73      0.004         (4.891)       (0.005)       (0.278)         --
12/31/01                      24.62     (0.024)        (3.011)           --        (0.855)         --
12/31/00                      28.97     (1.903)        (0.360)           --        (2.087)         --
12/31/99                      26.18     (0.119)         4.296            --        (1.387)         --
12/31/98                      22.67     (0.030)         5.546            --        (2.006)         --

A SHARES
01/01/03 to 06/30/03 (11)    $15.57    $ 0.019        $ 2.051       $    --       $    --       $  --
12/31/02                      20.73      0.009         (4.883)       (0.008)       (0.278)         --
12/31/01                      24.61     (0.025)        (3.000)           --        (0.855)         --
12/31/00                      28.96     (1.903)        (0.360)           --        (2.087)         --
02/05/99 (3) to 12/31/99      27.00     (0.073)         3.420            --        (1.387)         --

B SHARES
01/01/03 to 06/30/03 (11)    $15.40    $(0.043)       $ 2.023       $    --       $    --       $  --
12/31/02                      20.66     (0.107)        (4.875)           --        (0.278)         --
05/31/01 (3) to 12/31/01      23.62     (0.102)        (2.003)           --        (0.855)         --




                               NET                           NET                    RATIO OF EXPENSES
                              ASSET                        ASSETS      RATIO OF        TO AVERAGE        RATIO OF NET
                              VALUE                        END OF     EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                              END OF      TOTAL            PERIOD     AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                              PERIOD      RETURN            (000)       ASSETS          WAIVERS)            ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
N SHARES
01/01/03 to 06/30/03 (11)     $ 9.96       10.58% (2)     $ 11,185      1.22% (1)         1.25% (1)        0.37% (1)         34.76%
12/31/02                        9.02      (21.10)           11,082      1.20              1.22             0.28              61.83
12/31/01                       11.44       (3.36)           16,193      1.19              1.20             0.26              77.79
12/31/00                       12.55        8.18            16,025      1.18              1.18             0.06              68.09
12/31/99                       14.63       (1.74)           19,685      1.15              1.16             0.04              65.13
12/31/98                       17.02       13.42            29,050      1.14              1.14             0.39              76.92

A SHARES
01/01/03 to 06/30/03 (11)     $ 9.97       10.69% (2)(4)  $    318      1.22% (1)         1.25% (1)        0.37% (1)         34.76%
12/31/02                        9.02      (21.15) (4)          199      1.20              1.22             0.28              61.83
12/31/01                       11.45       (3.27) (4)          161      1.19              1.20             0.26              77.79
12/31/00                       12.55        8.17 (4)           161      1.18              1.18             0.06              68.09
02/12/99 (3) to 12/31/99       14.63       (1.50) (2)(4)       161      1.23 (1)          1.24 (1)        (0.04) (1)         65.13

B SHARES
01/01/03 to 06/30/03 (11)     $ 9.84       10.19% (2)(5)  $    270      1.97% (1)         2.00% (1)       (0.38)% (1)        34.76%
12/31/02                        8.93      (21.74) (5)          221      1.95              1.97            (0.35)             61.83
08/01/01 (3) to 12/31/01       11.41       (4.68) (2)(5)        20      1.94 (1)          1.95 (1)        (0.45) (1)         77.79

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     $17.84       13.41% (2)     $111,741      1.10% (1)         1.28% (1)        0.48% (1)         39.17%
12/31/02                       15.73      (23.54)           98,487      1.10              1.24             0.27              67.66
12/31/01                       20.96      (12.31)          150,175      1.10              1.21             0.14              41.63
12/31/00                       24.84       (7.67)          166,310      1.10              1.16            (0.22)             43.74
12/31/99                       29.14       16.56           182,283      1.10              1.14            (0.16)             35.11
12/31/98                       26.25       25.03           144,759      1.10              1.11             0.05              34.96

N SHARES
01/01/03 to 06/30/03 (11)     $17.63       13.30% (2)     $  3,990      1.35% (1)         1.53% (1)        0.23% (1)         39.17%
12/31/02                       15.56      (23.73)            3,621      1.35              1.49             0.02              67.66
12/31/01                       20.73      (12.56)            5,611      1.35              1.46            (0.11)             41.63
12/31/00                       24.62       (7.89)            6,313      1.35              1.41            (0.47)             43.74
12/31/99                       28.97       16.22             7,800      1.35              1.39            (0.41)             35.11
12/31/98                       26.18       24.68             7,661      1.35              1.36            (0.20)             34.96

A SHARES
01/01/03 to 06/30/03 (11)     $17.64       13.30% (2)(4)  $    473      1.35% (1)         1.53% (1)        0.23% (1)         39.17%
12/31/02                       15.57      (23.67) (4)          552      1.35              1.49             0.02              67.66
12/31/01                       20.73      (12.53) (4)          649      1.35              1.46            (0.11)             41.63
12/31/00                       24.61       (7.90) (4)          758      1.35              1.41            (0.47)             43.74
02/05/99 (3) to 12/31/99       28.96       12.65 (2)(4)        710      1.42 (1)          1.46 (1)        (0.48) (1)         35.11

B SHARES
01/01/03 to 06/30/03 (11)     $17.38       12.86% (2)(5)  $     85      2.10% (1)         2.28% (1)       (0.52)% (1)        39.17%
12/31/02                       15.40      (24.27) (5)           53      2.10              2.24            (0.64)             67.66
05/31/01 (3) to 12/31/01       20.66       (9.17) (2)(5)        13      2.10 (1)          2.21 (1)        (0.86) (1)         41.63

                       See Notes to Financial Statements.

92 and 93

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                      NET
                              ASSET                REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED     FROM NET        FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)   INVESTMENT       REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS    INCOME           GAINS        CAPITAL
------------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $15.12    $(0.017)       $ 3.176      $    --         $    --       $0.001 (7)
12/31/02                      17.70     (0.086)        (2.496)          --              --        0.002 (7)
12/31/01                      19.88     (0.119)        (1.792)          --          (0.269)          --
12/31/00                      24.17     (0.145)         1.528           --          (5.673)          --
12/31/99                      17.85     (0.039)         7.124           --          (0.765)          --
12/31/98                      17.71     (0.047)         0.258           --          (0.071)          --

N SHARES
01/01/03 to 06/30/03 (11)    $14.85    $(0.033)       $ 3.122      $    --         $    --       $0.001 (7)
12/31/02                      17.44     (0.119)        (2.473)          --              --        0.002 (7)
12/31/01                      19.62     (0.161)        (1.750)          --          (0.269)          --
12/31/00                      23.99     (0.145)         1.448           --          (5.673)          --
12/31/99                      17.77     (0.057)         7.042           --          (0.765)          --
12/31/98                      17.66     (0.060)         0.241           --          (0.071)          --

A SHARES
01/01/03 to 06/30/03 (11)    $14.85    $(0.034)       $ 3.113      $    --         $    --       $0.001 (7)
12/31/02                      17.43     (0.118)        (2.463)          --              --        0.001 (7)
12/31/01                      19.62     (0.154)        (1.767)          --          (0.269)          --
12/31/00                      23.99     (0.145)         1.448           --          (5.673)          --
03/05/99 (3) to 12/31/99      16.67     (0.092)         8.177           --          (0.765)          --

B SHARES
01/01/03 to 06/30/03 (11)    $14.69    $(0.091)       $ 3.070      $    --         $    --       $0.001 (7)
12/31/02                      17.37     (0.230)        (2.451)          --              --        0.001 (7)
06/25/01 (3) to 12/31/01      18.32     (0.138)        (0.543)          --          (0.269)          --

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $31.79    $ 0.180        $ 5.109      $    --         $    --       $0.001 (7)
12/31/02                      36.88      0.154         (4.814)      (0.131)         (0.306)       0.007 (7)
12/31/01                      37.35      0.117          1.931       (0.117)         (2.401)          --
12/31/00                      30.29      0.031          9.854       (0.030)         (2.795)          --
12/31/99                      30.69      0.124          0.015       (0.122)         (0.417)          --
12/31/98                      33.02      0.132         (1.312)      (0.139)         (1.011)          --

N SHARES
01/01/03 to 06/30/03 (11)    $31.73    $ 0.140        $ 5.089      $    --         $    --       $0.001 (7)
12/31/02                      36.81      0.059         (4.791)      (0.048)         (0.306)       0.006 (7)
12/31/01                      37.28      0.037          1.931       (0.037)         (2.401)          --
12/31/00                      30.28      0.001          9.794           --          (2.795)          --
12/31/99                      30.69      0.031          0.029       (0.053)         (0.417)          --
12/31/98                      33.02      0.093         (1.342)      (0.070)         (1.011)          --

A SHARES
01/01/03 to 06/30/03 (11)    $31.69    $ 0.143        $ 5.086      $    --         $    --       $0.001 (7)
12/31/02                      36.78      0.042         (4.767)      (0.064)         (0.306)       0.005 (7)
12/31/01                      37.28      0.049          1.901       (0.049)         (2.401)          --
12/31/00                      30.28      0.001          9.794           --          (2.795)          --
08/18/99 (3) to 12/31/99      29.09      0.008          1.368       (0.051)         (0.135)          --




                                 NET                          NET                    RATIO OF EXPENSES
                                ASSET                       ASSETS      RATIO OF        TO AVERAGE        RATIO OF NET
                                VALUE                       END OF     EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                               END OF       TOTAL           PERIOD     AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                               PERIOD      RETURN            (000)       ASSETS          WAIVERS)            ASSETS         RATE
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      $18.28       20.90% (2)     $388,219       1.20% (1)       1.29% (1)         (0.22)% (1)      46.61%
12/31/02                        15.12      (14.58)          323,683       1.20            1.27              (0.51)           76.97
12/31/01                        17.70       (9.65)          411,368       1.20            1.25              (0.67)           85.04
12/31/00                        19.88        6.75           465,215       1.20            1.22              (0.70)           86.88
12/31/99                        24.17       40.14           432,071       1.20            1.21              (0.50)           59.99
12/31/98                        17.85        1.16           296,719       1.20            1.21              (0.28)           51.49

N SHARES
01/01/03 to 06/30/03 (11)      $17.94       20.81% (2)     $ 33,840       1.45% (1)       1.54% (1)         (0.43)% (1)      46.61%
12/31/02                        14.85      (14.85)           13,954       1.45            1.52              (0.76)           76.97
12/31/01                        17.44       (9.83)            8,301       1.45            1.50              (0.92)           85.04
12/31/00                        19.62        6.51             8,995       1.45            1.47              (0.95)           86.88
12/31/99                        23.99       39.75             6,397       1.45            1.46              (0.75)           59.99
12/31/98                        17.77        0.99             5,032       1.45            1.46              (0.53)           51.49

A SHARES
01/01/03 to 06/30/03 (11)      $17.93       20.74% (2)(4)  $  1,342       1.45% (1)       1.54% (1)         (0.47)% (1)      46.61%
12/31/02                        14.85      (14.80) (4)          777       1.45            1.52              (0.76)           76.97
12/31/01                        17.43       (9.83) (4)          246       1.45            1.50              (0.92)           85.04
12/31/00                        19.62        6.46 (4)            50       1.45            1.47              (0.95)           86.88
03/05/99 (3) to 12/31/99        23.99       48.98 (2)(4)         28       1.49 (1)        1.50 (1)          (0.79) (1)       59.99

B SHARES
01/01/03 to 06/30/03 (11)      $17.67       20.29% (2)(5)  $    349       2.20% (1)       2.29% (1)         (1.22)% (1)      46.61%
12/31/02                        14.69      (15.43) (5)          237       2.20            2.27              (1.47)           76.97
06/25/01 (3) to 12/31/01        17.37       (3.77) (2)(5)        41       2.20 (1)        2.25 (1)          (1.67) (1)       85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      $37.08       16.64% (2)     $265,152       0.99% (1)       1.08% (1)          1.10% (1)       50.31%
12/31/02                        31.79      (12.76)          216,922       0.99            1.09               0.43           134.99
12/31/01                        36.88        5.57           248,031       0.99            1.08               0.36            80.85
12/31/00                        37.35       34.45           149,791       0.99            1.08               0.10            80.97
12/31/99                        30.29        0.49           115,544       0.99            1.04               0.37            70.84
12/31/98                        30.69       (3.93)          143,525       0.99            1.05               0.56            76.44

N SHARES
01/01/03 to 06/30/03 (11)      $36.96       16.48% (2)     $  5,834       1.24% (1)       1.33% (1)          0.85% (1)       50.31%
12/31/02                        31.73      (12.98)            4,414       1.24            1.34               0.18           134.99
12/31/01                        36.81        5.36             3,477       1.24            1.33               0.11            80.85
12/31/00                        37.28       34.15             1,247       1.24            1.33              (0.15)           80.97
12/31/99                        30.28        0.22               743       1.24            1.29               0.12            70.84
12/31/98                        30.69       (4.15)              641       1.24            1.30               0.31            76.44

A SHARES
01/01/03 to 06/30/03 (11)      $36.92       16.51% (2)(4)  $    950       1.24% (1)       1.33% (1)          0.85% (1)       50.31%
12/31/02                        31.69      (12.98) (4)          669       1.24            1.34               0.18           134.99
12/31/01                        36.78        5.31 (4)           341       1.24            1.33               0.11            80.85
12/31/00                        37.28       34.15 (4)            61       1.24            1.33              (0.15)           80.97
08/18/99 (3) to 12/31/99        30.28        4.77 (2)(4)         12       1.24 (1)        1.29 (1)           0.12 (1)        70.84

                       See Notes to Financial Statements.

94 and 95

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                      NET
                              ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS   REDEMPTION
                              VALUE       NET       UNREALIZED     FROM NET       FROM NET     FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)   INVESTMENT      REALIZED        PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS    INCOME          GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
B SHARES
01/01/03 to 06/30/03 (11)    $31.43    $ 0.025        $ 5.034       $    --        $    --       $0.001 (7)
12/31/02                      36.69     (0.200)        (4.760)           --         (0.306)       0.006 (7)
05/31/01 (3) to 12/31/01      40.77     (0.087)        (1.592)           --         (2.401)          --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $18.06    $ 0.127        $ 1.938       $(0.125)       $    --       $   --
12/31/02                      23.91      0.244         (5.501)       (0.243)        (0.350)          --
12/31/01                      28.39      0.241         (3.742)       (0.242)        (0.737)          --
12/31/00                      33.21      0.274         (3.337)       (0.270)        (1.487)          --
12/31/99                      28.35      0.307          5.420        (0.305)        (0.562)          --
12/31/98                      23.51      0.304          6.247        (0.303)        (1.408)          --

N SHARES
01/01/03 to 06/30/03 (11)    $18.05    $ 0.104        $ 1.939       $(0.103)       $    --       $   --
12/31/02                      23.90      0.194         (5.503)       (0.191)        (0.350)          --
12/31/01                      28.39      0.177         (3.752)       (0.178)        (0.737)          --
12/31/00                      33.21      0.191         (3.333)       (0.191)        (1.487)          --
12/31/99                      28.35      0.249          5.413        (0.240)        (0.562)          --
12/31/98                      23.51      0.236          6.244        (0.232)        (1.408)          --

B SHARES
01/01/03 to 06/30/03 (11)    $18.00    $ 0.035        $ 1.928       $(0.043)       $    --       $   --
12/31/02                      23.90      0.081         (5.535)       (0.096)        (0.350)          --
08/22/01 (3) to 12/31/01      24.77      0.038         (0.238)       (0.041)        (0.629)          --

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $ 7.68    $(0.017)       $ 1.357       $    --        $    --       $   --
12/31/02                       9.68     (0.032)        (1.968)           --             --           --
01/09/01 (3) to 12/31/01      10.00     (0.014)        (0.306)           --             --           --

B SHARES
01/01/03 to 05/30/03 (8)(11) $ 7.60    $(0.044)       $ 1.024       $    --        $    --       $   --
12/31/02                       9.68     (0.102)        (1.978)           --             --           --
12/20/01 (3) to 12/31/01       9.36     (0.009)         0.329            --             --           --

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $11.54    $ 0.128        $ 0.853       $(0.121)       $    --       $   --
12/31/02                      13.01      0.310         (1.470)       (0.310)            --           --
12/31/01                      13.27      0.362         (0.216)       (0.364)        (0.042)          --
12/31/00                      12.38      0.389          1.115        (0.391)        (0.223)          --
12/31/99                      14.44      0.444         (0.668)       (0.435)        (1.401)          --
12/31/98                      14.93      0.492          0.753        (0.494)        (1.241)          --




                               NET                       NET                   RATIO OF EXPENSES
                              ASSET                    ASSETS     RATIO OF        TO AVERAGE       RATIO OF NET
                              VALUE                    END OF    EXPENSES TO      NET ASSETS     INVESTMENT INCOME   PORTFOLIO
                             END OF      TOTAL         PERIOD    AVERAGE NET      (EXCLUDING      TO AVERAGE NET     TURNOVER
                             PERIOD     RETURN          (000)      ASSETS          WAIVERS)           ASSETS           RATE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
B SHARES
01/01/03 to 06/30/03 (11)     $36.49   16.10% (2)(5)  $     706    1.99% (1)        2.08% (1)        0.16% (1)         50.31%
12/31/02                       31.43  (13.65) (5)           466    1.99             2.09            (0.57)            134.99
05/31/01 (3) to 12/31/01       36.69   (4.06) (2)(5)        302    1.99 (1)         2.08 (1)        (0.64) (1)         80.85

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     $20.00   11.46% (2)     $ 330,707    0.45% (1)        0.53% (1)        1.35% (1)          1.11%
12/31/02                       18.06  (22.21)           354,499    0.45             0.53             1.18               6.42
12/31/01                       23.91  (12.30)           432,923    0.45             0.50             0.93               4.26
12/31/00                       28.39   (9.33)           532,044    0.45             0.47             0.85               8.39
12/31/99                       33.21   20.40            549,696    0.45             0.46             1.04               2.17
12/31/98                       28.35   28.22            362,568    0.45             0.46             1.16               5.59

N SHARES
01/01/03 to 06/30/03 (11)     $19.99   11.34% (2)     $  17,694    0.70% (1)        0.78% (1)        1.10% (1)          1.11%
12/31/02                       18.05  (22.43)            17,339    0.70             0.78             0.93               6.42
12/31/01                       23.90  (12.57)            24,449    0.70             0.75             0.68               4.26
12/31/00                       28.39   (9.55)            25,291    0.70             0.72             0.60               8.39
12/31/99                       33.21   20.14             24,056    0.70             0.71             0.79               2.17
12/31/98                       28.35   27.88             13,727    0.70             0.71             0.91               5.59

B SHARES
01/01/03 to 06/30/03 (11)     $19.92   10.92% (2)(5)  $     679    1.45% (1)        1.53% (1)        0.35% (1)          1.11%
12/31/02                       18.00  (22.99) (5)           571    1.45             1.53             0.40               6.42
08/22/01 (3) to 12/31/01       23.90   (0.75) (2)(5)         26    1.45 (1)         1.50 (1)         0.04 (1)           4.26

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     $ 9.02   17.45% (2)     $   6,659    1.00% (1)        1.54% (1)       (0.44)% (1)        61.84%
12/31/02                        7.68  (20.66)             7,278    1.00             1.36            (0.38)            107.48
01/09/01 (3) to 12/31/01        9.68   (3.20) (2)         7,854    1.00 (1)         2.53 (1)        (0.15) (1)         59.94 (1)

B SHARES
01/01/03 to 05/30/03 (8)(11)  $ 8.58   12.90% (2)(5)  $      --    2.00% (1)        2.54% (1)       (1.41)% (1)        61.84%
12/31/02                        7.60  (21.49) (5)             4    2.00             2.36            (1.25)            107.48
12/20/01 (3) to 12/31/01        9.68    3.42 (2)(5)           1    2.00 (1)         3.37 (1)        (1.62) (1)         59.94 (1)

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)     $12.40    8.53% (2)     $  51,340    0.88% (1)        1.11% (1)        2.19% (1)         41.50%
12/31/02                       11.54   (9.02)            47,015    0.88             1.12             2.50              69.89
12/31/01                       13.01    1.21             52,552    0.88             1.10             2.77              65.21
12/31/00                       13.27   12.31             56,197    0.88             1.14             2.99             141.47
12/31/99                       12.38   (1.30)            21,871    0.88             1.05             2.84              67.77
12/31/98                       14.44    8.61             56,027    0.88             0.98             3.16              70.93

                       See Notes to Financial Statements.

96 and 97

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                      NET
                              ASSET                REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED     FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)   INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS    INCOME         GAINS        CAPITAL
----------------------------------------------------------------------------------------------------------------
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
N SHARES
01/01/03 to 06/30/03 (11)    $11.54    $ 0.114        $ 0.844       $(0.108)      $    --      $   --
12/31/02                      13.00      0.277         (1.459)       (0.278)           --          --
12/31/01                      13.27      0.331         (0.226)       (0.333)       (0.042)         --
12/31/00                      12.38      0.356          1.114        (0.357)       (0.223)         --
12/31/99                      14.44      0.386         (0.641)       (0.404)       (1.401)         --
12/31/98                      14.93      0.440          0.759        (0.448)       (1.241)         --

A SHARES
01/01/03 to 06/30/03 (11)    $11.53    $ 0.109        $ 0.849       $(0.108)      $    --      $   --
12/31/02                      13.00      0.278         (1.469)       (0.279)           --          --
12/31/01                      13.26      0.333         (0.216)       (0.335)       (0.042)         --
12/31/00                      12.38      0.356          1.107        (0.360)       (0.223)         --
02/10/99 (3) to 12/31/99      14.14      0.340         (0.305)       (0.394)       (1.401)         --

B SHARES
01/01/03 to 06/30/03 (11)    $11.51    $ 0.084        $ 0.832       $(0.076)      $    --      $   --
02/04/02 (3) to 12/31/02      13.02      0.186         (1.471)       (0.225)           --          --

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $ 9.81    $ 0.161        $ 0.818       $    --       $    --      $0.001 (7)
12/31/02                      11.54      0.092         (1.808)       (0.068)           --       0.054 (7)
12/31/01                      14.36      0.055         (2.825)       (0.050)           --          --
12/31/00                      15.89      0.120         (1.606)       (0.044)           --          --
12/31/99                      12.55      0.117          3.309        (0.086)           --          --
12/31/98                      13.33      0.166         (0.787)       (0.159)           --          --

N SHARES
01/01/03 to 06/30/03 (11)     $9.82    $ 0.147        $ 0.822       $    --       $    --      $0.001 (7)
12/31/02                      11.55      0.039         (1.789)       (0.031)           --       0.051 (7)
12/31/01                      14.36      0.026         (2.815)       (0.021)           --          --
12/31/00                      15.89      0.076         (1.606)           --            --          --
12/31/99                      12.55      0.101          3.262        (0.023)           --          --
12/31/98                      13.33      0.140         (0.787)       (0.133)           --          --

A SHARES
01/01/03 to 06/30/03 (11)    $ 9.35    $ 0.043        $ 0.986       $    --       $    --      $0.001 (7)
12/31/02                      11.57      0.079         (2.311)           --            --       0.012 (7)
12/31/01                      14.38      0.016         (2.815)       (0.011)           --          --
12/31/00                      15.89      0.076         (1.586)           --            --          --
03/05/99 (3) to 12/31/99      11.90     (0.009)         4.022        (0.023)           --          --

B SHARES
01/01/03 to 05/30/03 (8)(11) $ 9.77    $ 0.098        $ 0.452       $    --       $    --      $   --
12/31/02                      11.55      0.041         (1.826)       (0.018)           --       0.023 (7)
07/23/01 (3) to 12/31/01      12.49     (0.057)        (0.883)           --            --          --



                                 NET                        NET                      RATIO OF EXPENSES
                                ASSET                     ASSETS        RATIO OF        TO AVERAGE       RATIO OF NET
                                VALUE                     END OF       EXPENSES TO      NET ASSETS     INVESTMENT INCOME   PORTFOLIO
                               END OF    TOTAL            PERIOD       AVERAGE NET      (EXCLUDING      TO AVERAGE NET     TURNOVER
                               PERIOD   RETURN             (000)         ASSETS          WAIVERS)           ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
N SHARES
01/01/03 to 06/30/03 (11)      $12.39     8.33% (2)      $  2,063         1.13% (1)         1.36% (1)        1.94% (1)       41.50%
12/31/02                        11.54    (9.18)             1,897         1.13              1.37             2.25            69.89
12/31/01                        13.00     0.88              2,253         1.13              1.35             2.52            65.21
12/31/00                        13.27    12.03              2,073         1.13              1.57             2.69           141.47
12/31/99                        12.38    (1.52)             2,311         1.13              1.30             2.59            67.77
12/31/98                        14.44     8.29              2,328         1.13              1.23             2.91            70.93

A SHARES
01/01/03 to 06/30/03 (11)      $12.38     8.34% (2)(4)   $    281         1.13% (1)         1.36% (1)        1.94% (1)       41.50%
12/31/02                        11.53    (9.26) (4)           260         1.13              1.37             2.25            69.89
12/31/01                        13.00     0.97 (4)            294         1.13              1.16             2.52            65.21
12/31/00                        13.26    11.97 (4)            131         1.13              1.51             2.74           141.47
02/10/99 (3) to 12/31/99        12.38     0.50 (2)(4)          84         1.21 (1)          1.38 (1)         2.51 (1)        67.77

B SHARES
01/01/03 to 06/30/03 (11)      $12.35     7.98% (2)(5)   $    187         1.88% (1)         2.11% (1)        1.19% (1)       41.50%
02/04/02 (3) to 12/31/02        11.51    (9.96) (2)(5)         75         1.88 (1)          2.12 (1)         1.50 (1)        69.89

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      $10.79     9.99% (2)      $149,914         1.40% (1)         1.43% (1)        3.32% (1)       18.70%
12/31/02                         9.81   (14.41)           141,034         1.40              1.43             0.85            22.38
12/31/01                        11.54   (19.29)           177,337         1.36              1.37             0.75            38.32
12/31/00                        14.36    (9.34)           254,642         1.35              1.36             0.82            76.86
12/31/99                        15.89    27.33            272,886         1.35              1.35             0.86            48.49
12/31/98                        12.55    (4.64)           194,447         1.33              1.33             1.64            45.82

N SHARES
01/01/03 to 06/30/03 (11)      $10.79     9.88% (2)      $  1,329         1.65% (1)         1.68% (1)        3.03% (1)       18.70%
12/31/02                         9.82   (14.79)             1,202         1.60              1.63             0.36            22.38
12/31/01                        11.55   (19.46)             5,336         1.61              1.62             0.50            38.32
12/31/00                        14.36    (9.50)             2,525         1.60              1.61             0.57            76.86
12/31/99                        15.89    26.81              2,531         1.60              1.60             0.61            48.49
12/31/98                        12.55    (4.84)             1,657         1.58              1.58             1.39            45.82

A SHARES
01/01/03 to 06/30/03 (11)      $10.38    11.02% (2)(4)   $     19         1.65% (1)         1.68% (1)        0.89% (1)       18.70%
12/31/02                         9.35   (19.19) (4)             6         1.65              1.68             0.71            22.38
12/31/01                        11.57   (19.47) (4)             3         1.61              1.62             0.18            38.32
12/31/00                        14.38    (9.50) (4)             2         1.60              1.61             0.57            76.86
03/05/99 (3) to 12/31/99        15.89    33.73 (2)(4)           5         1.65 (1)          1.65 (1)         0.56 (1)        48.49

B SHARES
01/01/03 to 05/30/03 (8)(11)   $10.32     5.63% (2)(5)   $     --         2.35% (1)         2.37% (1)        2.50% (1)       18.70%
12/31/02                         9.77   (15.26) (5)            11         2.40              2.43            (0.97)           22.38
07/23/01 (3) to 12/31/01        11.55    (7.53) (2)(5)          1         2.19 (1)          2.19 (1)        (1.10) (1)       38.32

                       See Notes to Financial Statements.

98 and 99

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                      NET
                              ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED     FROM NET       FROM NET    FEES ADDED TO
                            BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS    INCOME          GAINS        CAPITAL
-----------------------------------------------------------------------------------------------------------
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)    $ 6.66    $ 0.047        $ 0.983       $    --        $   --       $   --
12/31/02                       6.80      0.019         (0.148)       (0.015)           --        0.004 (7)
12/31/01                       6.88      0.043         (0.085)       (0.038)           --           --
12/31/00                       9.64      0.033         (2.786)       (0.007)           --           --
12/31/99                       5.87     (0.004)         3.790        (0.016)           --           --
12/31/98                       8.55      0.023         (2.688)       (0.015)           --           --

N SHARES
01/01/03 to 06/30/03 (11)    $ 6.61    $ 0.040        $ 0.970       $    --        $   --       $   --
12/31/02                       6.75      0.009         (0.154)           --            --        0.005 (7)
12/31/01                       6.80      0.012         (0.055)       (0.007)           --           --
12/31/00                       9.58      0.025         (2.805)           --            --           --
12/31/99                       5.85     (0.027)         3.773        (0.016)           --           --
12/31/98                       8.54      0.008         (2.698)           --            --           --

A SHARES
01/01/03 to 06/30/03 (11)    $ 6.60    $ 0.035        $ 0.985       $    --        $   --       $   --
12/31/02                       6.75      0.002         (0.154)           --            --        0.002 (7)
12/31/01                       6.82      0.024         (0.075)       (0.019)           --           --
12/31/00                       9.58      0.025         (2.785)           --            --           --
08/12/99 (3) to 12/31/99       7.47     (0.024)         2.150        (0.016)           --           --

B SHARES
01/01/03 to 05/30/03 (8)(11) $ 6.58    $ 0.008        $ 0.632       $    --        $   --       $   --
04/18/02(3) to 12/31/02        7.76     (0.040)        (1.142)           --            --        0.002 (7)



                                 NET                        NET                     RATIO OF EXPENSES
                                ASSET                     ASSETS        RATIO OF        TO AVERAGE      RATIO OF NET
                                VALUE                     END OF       EXPENSES TO      NET ASSETS    INVESTMENT INCOME   PORTFOLIO
                               END OF    TOTAL            PERIOD       AVERAGE NET      (EXCLUDING     TO AVERAGE NET     TURNOVER
                               PERIOD   RETURN             (000)         ASSETS          WAIVERS)          ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------------
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (11)      $ 7.69    15.47% (2)      $ 146,671       1.69% (1)        1.73% (1)        1.39% (1)       10.32%
12/31/02                         6.66    (1.84)             96,652       1.66             1.71             0.41            34.20
12/31/01                         6.80    (0.60)             40,063       1.74             1.89             0.78            26.93
12/31/00                         6.88   (28.55)             32,313       1.67             1.71             0.37            78.65
12/31/99                         9.64    64.53              38,155       1.70             1.76            (0.17)           53.69
12/31/98                         5.87   (31.16)             19,072       1.75             2.08             1.06            34.55

N SHARES
01/01/03 to 06/30/03 (11)      $ 7.62    15.28% (2)      $     446       1.94% (1)        1.98% (1)        1.14% (1)       10.32%
12/31/02                         6.61    (2.36)                311       1.91             1.96             0.12            34.20
12/31/01                         6.75    (0.33)                352       1.99             2.14             0.75            26.93
12/31/00                         6.80   (29.02)                297       1.96             2.00             0.18            78.65
12/31/99                         9.58    64.06                 322       1.95             2.01            (0.42)           53.69
12/31/98                         5.85   (31.50)                 62       2.00             2.33             0.81            34.55

A SHARES
01/01/03 to 06/30/03 (11)      $ 7.62    15.45% (2)(4)   $     235       1.94% (1)        1.98% (1)        1.02% (1)       10.32%
12/31/02                         6.60    (2.22) (4)            118       1.91             1.96             0.03            34.20
12/31/01                         6.75    (0.74) (4)              6       1.99             2.08             0.68            26.93
12/31/00                         6.82   (28.81) (4)              8       1.92             1.96             0.16            78.65
08/12/99 (3) to 12/31/99         9.58    28.48 (2)(4)            5       1.95 (1)         2.01 (1)        (0.42) (1)       53.69

B SHARES
01/01/03 to 05/30/03 (8)(11)   $ 7.22     9.73% (2)(5)   $      --       2.64% (1)        2.66% (1)        0.33% (1)       10.32%
04/18/02(3) to 12/31/02          6.58   (15.21) (2)(5)           8       2.62 (1)         2.65 (1)        (0.85) (1)       34.20

----------
 (1) Annualized.
 (2) Total returns for periods of less than one year are not annualized.
 (3) Date commenced operations.
 (4) Sales load is not reflected in total return.
 (5) Contingent deferred sales load is not reflected in total return.
 (6) Not meaningful given short period.
 (7) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.
 (8) Date ceased operations.
 (9) Represents combined ratio for the Fund and its respective pro-rata share of the High Yield Bond Fund.
(10) N.A. -- refer to portfolio turnover rate of the High Yield Bond Fund.
(11) Unaudited.

                       See Notes to Financial Statements.

100 and 101

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

            EQUITY FUNDS:
            Harris Insight Equity Fund ("Equity Fund")
            Harris Insight Core Equity Fund ("Core Equity Fund")
            Harris Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity
               Fund")
            Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund") Harris Insight Index Fund ("Index Fund")
            Harris Insight International Fund ("International Fund")
            Harris Insight Small-Cap Aggressive Growth Fund ("Small-Cap
               Aggressive Growth Fund")
            Harris Insight Balanced Fund ("Balanced Fund")
            Harris Insight Emerging Markets Fund ("Emerging Markets Fund")

            FIXED INCOME FUNDS:
            Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate
               Bond Fund")
            Harris Insight High Yield Select Bond Fund ("High Yield Select Bond
               Fund") (formerly named the Convertible Securities Fund)
            Harris Insight Bond Fund ("Bond Fund")
            Harris Insight Intermediate Government Bond Fund ("Intermediate
               Government Bond Fund")
            Harris Insight High Yield Bond Fund ("High Yield Bond Fund")
            Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate
               Tax-Exempt Bond Fund")
            Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund ("Government Money
               Market Fund")
            Harris Insight Money Market Fund ("Money Market Fund")
            Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money
               Market Fund")

     The Trust offers six classes of shares, A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Institutional shares are offered by each Fund. A shares are offered by each Fund, except for the Index Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund and each of the Money Market Funds. N shares are offered by each Fund, except for the Small-Cap Aggressive Growth Fund and the High Yield Bond Fund. B shares are offered by each Fund, except for the International Fund, the Emerging Markets Fund, the Small-Cap Aggressive Growth Fund, the High Yield Select Bond Fund, the High Yield Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund. Service shares are offered only by each of the Money Market Funds. Exchange shares are offered only by the Money Market Fund. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne pro rata on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, A shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4, and the A shares are sold subject to a sales load (Note 5). Institutional shares are not subject to service organization/agent fees or sales loads.

     The High Yield Select Bond Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the High Yield Bond Fund. The financial statements of the High Yield Bond Fund are included in this report and should be read in conjunction with the financial statements of the High Yield Select Bond Fund.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued at the last sales price on the primary market where traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is NASDAQ will be valued at the NASDAQ Official Closing Price as defined by NASDAQ, or in the absence of any reported Official Closing Price on the valuation date, the last reported sales price, or in the absence of any sale on the valuation date, at closing price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not reflective of market values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations, with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds are declared daily and paid monthly. Dividends from the Equity Fund, Index Fund, and Balanced Fund are declared and paid quarterly. Dividends from the Core Equity Fund, Small-Cap

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Opportunity Fund, Small-Cap Value Fund, Small-Cap Aggressive Growth Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (G) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until ultimate sale of the security (without repurchase).

     (H) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (I) SECURITIES LENDING -- The non-Money Market Funds may participate in a securities lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

     (J) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method for non-Money Market Funds. Dividend income is recorded on the ex-dividend date.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

         Each Money Market Fund               0.14% of the first $100 million of
                                              net assets and 0.10% of net assets
                                              over $100 million
         Short/Intermediate Bond Fund         0.70%
         Bond Fund                            0.65%
         Intermediate Government Bond Fund    0.45%
         High Yield Bond Fund                 0.45%
         Intermediate Tax-Exempt Bond Fund    0.45%
         Tax-Exempt Bond Fund                 0.45%
         High Yield Select Bond Fund            --*
         Equity Fund                          0.70%
         Core Equity Fund                     0.90%
         Small-Cap Opportunity Fund           1.00%
         Small-Cap Value Fund                 0.70%
         Index Fund                           0.20%
         Small-Cap Aggressive Growth Fund     0.75%
         Balanced Fund                        0.50%
         International Fund                   1.05%
         Emerging Markets Fund                1.25%

     *The Fund indirectly pays an advisory fee as a shareholder of the High Yield Bond Fund.

     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2003, advisory fees and waivers for certain Funds were as follows:


                                                                GROSS                               NET
                                                            ADVISORY FEE         WAIVER        ADVISORY FEE
                                                            ------------        --------       ------------
     Short/Intermediate Bond Fund .......................    $  887,160         $481,117        $  406,043
     Bond Fund ..........................................       715,669          370,451           345,218
     Intermediate Government Bond Fund ..................       284,349          207,063            77,286
     High Yield Bond Fund ...............................        74,760           19,244            55,516
     Intermediate Tax-Exempt Bond Fund ..................       606,157          338,636           267,521
     Tax-Exempt Bond Fund ...............................       299,250          167,169           132,081
     High Yield Select Bond Fund ........................           219               95               124
     Core Equity Fund ...................................       468,324           69,306           399,018
     Small-Cap Opportunity Fund .........................     1,776,358          121,127         1,655,231
     Small-Cap Value Fund ...............................       894,211           77,726           816,485
     Index Fund .........................................       410,501          115,188           295,313
     Small-Cap Aggressive Growth Fund ...................        23,952           16,800             7,152
     Balanced Fund ......................................       140,830           37,159           103,671

     There were no advisory fee waivers for the other Funds.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting Services Agent"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Transfer Agent are entitled to receive a fee based on the aggregate average daily net assets of the Funds, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of average daily net assets in excess of $600 million.

     PFPC Distributors, Inc. (the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator.

     Certain employees of Harris Trust and PFPC are officers of the Funds. During the period ended June 30, 2003, Harris Trust received $5,408,502 in fees (net of waivers of $2,320,694) from the Funds, of which PFPC was paid $1,848,787 in fees for services rendered under the agreements described above. In addition, PFPC and PFPC Trust Co. received $966,779 in fees and expenses (net of waivers of $236,159) from the Funds for other transfer agency, custodian, and administrative and accounting services.

4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal pro rata interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"), each of which Plans is described in the Funds' Prospectus and Statement of Additional Information. Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

     SHAREHOLDER SERVICE FEES:

     NON-MONEY MARKET FUNDS
                                                      N SHARES         B SHARES
                                                       (0.25%)          (0.25%)
                                                      --------         --------
     Short/Intermediate Bond Fund ................    $11,494           $  704
     Bond Fund ...................................      6,794              675
     Intermediate Government Bond Fund ...........     24,679            1,600
     Intermediate Tax-Exempt Bond Fund ...........     14,226              665
     Tax-Exempt Bond Fund ........................     29,403            1,090
     High Yield Select Bond Fund .................        436
     Equity Fund .................................     13,622              294
     Core Equity Fund ............................      4,517               80
     Small-Cap Opportunity Fund ..................     27,803              362
     Small-Cap Value Fund ........................      5,984              708
     Index Fund ..................................     20,790              731
     Small-Cap Aggressive Growth Fund ............                           4
     Balanced Fund ...............................      2,414              160
     International Fund ..........................      1,476               11
     Emerging Markets Fund .......................        447                8


     MONEY MARKET FUNDS
                                                         N SHARES     B SHARES      EXCHANGE SHARES    SERVICE SHARES
                                                          (0.25%)      (0.25%)          (0.05%)            (0.25%)
                                                        ----------    --------      ---------------    --------------
     Government Money Market Fund ................      $  362,663                                       $  291,177
     Money Market Fund ...........................       1,441,459       $20           $169,705*          1,563,897
     Tax-Exempt Money Market Fund ................         276,789                                          110,789

     *Net of waivers of $24,970.

     RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940
       ACT):

     NON-MONEY MARKET FUNDS
                                                    A SHARES         B SHARES
                                                    (0.25%)          (0.75%)
                                                    --------         --------
     Short/Intermediate Bond Fund ................   $4,499           $2,114
     Bond Fund ...................................    1,119            2,023
     Intermediate Government Bond Fund ...........    3,118            4,801
     Intermediate Tax-Exempt Bond Fund ...........    2,643            1,994
     Tax-Exempt Bond Fund ........................    6,268            3,269
     High Yield Select Bond Fund .................       91
     Equity Fund .................................      298              880
     Core Equity Fund ............................      590              239
     Small-Cap Opportunity Fund ..................    1,168            1,086
     Small-Cap Value Fund ........................      955            2,124
     Index Fund ..................................                     2,194
     Small-Cap Aggressive Growth Fund ............                        10
     Balanced Fund ...............................      314              481
     International Fund ..........................       18               34
     Emerging Markets Fund .......................      182               24

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

     MONEY MARKET FUNDS


                                                  N SHARES     B SHARES    SERVICE SHARES
                                                   (0.10%)      (0.75%)        (0.15%)
                                                  ---------    --------    --------------
     Government Money Market Fund .............    $145,065                   $174,706
     Money Market Fund ........................     576,583       $62          938,338
     Tax-Exempt Money Market Fund .............     110,716                     66,473

     Each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card bill payment, and other auxiliary services to participants in the cash management program, at a rate of up to 0.50% (on an annualized basis), of the average daily net assets attributable to Service shares. For the period ended June 30, 2003, fees paid by the Money Market Funds under the program were $364,331, $1,972,251, and $110,781 (net of voluntary waivers of $218,023, $1,155,543 and $110,796) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

     For the period ended June 30, 2003, Harris Trust received $1,449,541 in fees for services rendered under the terms of the service plans described above.

5.   PUBLIC OFFERING PRICE

     A shares of the Funds are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the High Yield Select Bond Fund, Tax-Exempt Bond Fund, and Bond Fund, and 3.50% for the Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Intermediate Government Bond Fund.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

6.   CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.


                                                                 MONEY MARKET FUNDS
                               -------------------------------------------------------------------------------------
                               GOVERNMENT MONEY MARKET FUND           MONEY MARKET FUND             TAX-EXEMPT MONEY MARKET FUND
                               -----------------------------  ----------------------------------   ------------------------------
                                 SIX MONTHS        YEAR          SIX MONTHS           YEAR          SIX MONTHS          YEAR
                                    ENDED          ENDED            ENDED             ENDED            ENDED           ENDED
                                  06/30/03       12/31/02         06/30/03           12/31/02        06/30/03         12/31/02
                               -------------  --------------  ----------------  ----------------   -------------  ---------------
                                 (UNAUDITED)                     (UNAUDITED)                        (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ........................  $ 590,641,802  $  929,495,246  $  9,855,235,544  $ 19,651,013,334   $ 875,251,798  $ 1,168,417,090
Issued as reinvestment of
  dividends .................         17,275          96,685         7,770,741        14,833,773           7,565          205,307
Redeemed ....................  (627,488,950)    (917,550,199)  (10,956,478,644)  (16,994,089,475)   (825,554,582)  (1,141,480,796)
                               -------------  --------------  ----------------  ----------------   -------------  ---------------
Net increase/(decrease) .....  $ (36,829,873) $   12,041,732  $ (1,093,472,359) $  2,671,757,632   $  49,704,781  $    27,141,601
                               =============  ==============  ================  ================   =============  ===============
N SHARES:
Sold ........................  $ 941,224,833  $1,799,881,714  $  1,705,053,549  $  3,694,404,666   $ 258,618,771  $   462,394,802
Issued as reinvestment of
  dividends .................      1,139,962       3,405,809         5,372,009        19,697,845         594,514        1,851,619
Redeemed ....................   (958,323,221) (1,783,947,845)   (1,979,200,896)   (3,959,090,447)   (260,214,754)    (484,067,010)
                               -------------  --------------  ----------------  ----------------   -------------  ---------------
Net increase/(decrease) .....  $ (15,958,426) $   19,339,678  $   (268,775,338) $   (244,987,936)  $  (1,001,469) $  (19,820,589)
                               =============  ==============  ================  ================   =============  ===============
B SHARES:
Sold ........................                                 $          2,289  $         23,731
Issued as reinvestment of
  dividends                                                                 23                49
Redeemed ....................                                               --            (8,667)
                                                              ----------------  ----------------
Net increase/(decrease) .....                                 $          2,312  $         15,113
                                                              ================  ================
EXCHANGE SHARES:
Sold ........................                                 $  1,392,955,028  $  4,745,856,284
Issued as reinvestment of
  dividends .................                                        4,246,102         8,835,230
Redeemed ....................                                   (2,384,413,045)   (3,663,776,245)
                                                              ----------------  ----------------
Net increase/(decrease) .....                                 $   (987,211,915) $  1,090,915,269
                                                              ================  ================
SERVICE SHARES:
Sold ........................  $ 107,266,745  $  238,599,232  $    202,258,540  $  1,453,010,664   $  59,034,034  $   118,086,124
Issued as reinvestment of
  dividends .................        493,619         442,810         3,503,314         5,193,262         156,754          201,759
Redeemed ....................    (47,541,382)    (41,253,537)     (205,125,407)     (190,307,154)    (38,630,991)     (39,506,002)
                               -------------  --------------  ----------------  ----------------   -------------  ---------------
Net increase/(decrease) .....  $  60,218,982  $  197,788,505  $        636,447  $  1,267,896,772   $  20,559,797  $    78,781,881
                               =============  ==============  ================  ================   =============  ===============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                                      FIXED INCOME FUNDS
                                                               ---------------------------------------------------------------
                                                                           SHORT/
                                                                      INTERMEDIATE BOND                      BOND
                                                                            FUND                             FUND
                                                               -----------------------------     -----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                                  ENDED            ENDED             ENDED           ENDED
                                                                 6/30/03          12/31/02          6/30/03         12/31/02
                                                               ------------     ------------     ------------     ------------
                                                                (UNAUDITED)                       (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................................        $ 37,461,074     $ 50,512,508     $ 17,862,816     $ 41,715,179
Issued as reinvestment of dividends ...................             820,568        1,813,469        2,575,157        4,234,837
Redeemed ..............................................         (25,566,354)     (47,329,222)     (25,267,411)     (51,404,580)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................        $ 12,715,288     $  4,996,755     $ (4,829,438)    $ (5,454,564)
                                                               ============     ============     ============     ============
N SHARES:
Sold ..................................................        $  3,932,182     $  6,669,803     $  1,057,836     $  7,348,035
Issued as reinvestment of dividends ...................             143,408          212,624          101,798          312,698
Redeemed ..............................................          (2,294,202)      (4,759,634)      (1,981,793)      (8,016,039)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................        $  1,781,388     $  2,122,793     $   (822,159)    $   (355,306)
                                                               ============     ============     ============     ============
A SHARES:
Sold ..................................................        $  1,575,656     $  6,726,767     $    180,842     $  1,285,718
Issued as reinvestment of dividends ...................              54,841           86,758           12,915           21,150
Redeemed ..............................................          (3,159,359)      (3,065,539)         (81,135)        (716,103)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................        $ (1,528,862)    $  3,747,986     $    112,622     $    590,765
                                                               ============     ============     ============     ============
B SHARES:
Sold ..................................................        $    309,645     $    379,842     $     95,294     $    290,271
Issued as reinvestment of dividends ...................               9,524            5,247            9,650           15,616
Redeemed ..............................................             (61,682)         (23,777)          (1,129)         (20,228)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................        $    257,487     $    361,312     $    103,815     $    285,659
                                                               ============     ============     ============     ============

==============================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................................           3,578,558        4,913,623        1,712,162        4,074,481
Issued as reinvestment of dividends ...................              78,348          176,562          246,507          413,280
Redeemed ..............................................          (2,445,535)      (4,603,925)      (2,422,523)      (5,026,986)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................           1,211,371          486,260         (463,854)        (539,225)
                                                               ============     ============     ============     ============
N SHARES:
Sold ..................................................             375,179          648,105          101,563          715,898
Issued as reinvestment of dividends ...................              13,687           20,694            9,753           30,577
Redeemed ..............................................            (219,199)        (462,860)        (190,562)        (785,399)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................             169,667          205,939          (79,246)         (38,924)
                                                               ============     ============     ============     ============
A SHARES:
Sold ..................................................             150,767          653,431           17,402          125,066
Issued as reinvestment of dividends ...................               5,242            8,429            1,235            2,069
Redeemed ..............................................            (302,281)        (297,744)          (7,665)         (70,701)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................            (146,272)         364,116           10,972           56,434
                                                               ============     ============     ============     ============
B SHARES:
Sold ..................................................              29,728           36,907            9,141           28,292
Issued as reinvestment of dividends ...................                 908              510              923            1,525
Redeemed ..............................................              (5,906)          (2,320)            (108)          (1,964)
                                                               ------------     ------------     ------------     ------------
Net increase/(decrease) ...............................              24,730           35,097            9,956           27,853
                                                               ============     ============     ============     ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                    FIXED INCOME FUNDS
                                  -----------------------------------------------------------------------------------
                                         INTERMEDIATE                                            INTERMEDIATE
                                        GOVERNMENT BOND              HIGH YIELD BOND             TAX-EXEMPT BOND
                                             FUND                          FUND                     FUND
                                  -----------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR       SIX MONTHS      PERIOD       SIX MONTHS       YEAR
                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                     6/30/03      12/31/02       6/30/03     12/31/02(1)     6/30/03      12/31/02
                                  ------------  ------------   -----------   -----------   ------------  ------------
                                   (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...........................  $  9,246,260  $ 40,720,804   $41,952,805   $17,492,262   $ 35,738,370  $ 54,728,389
Issued as reinvestment of
  dividends ....................     1,471,277     3,072,889     1,242,228       388,982        612,310       690,351
Redeemed .......................   (15,286,184)  (32,752,621)   (8,422,360)     (100,017)   (24,580,188)  (39,718,596)
                                  ------------  ------------   -----------   -----------   ------------  ------------
Net increase/(decrease) ........  $ (4,568,647) $ 11,041,072   $34,772,673   $17,781,227   $ 11,770,492  $ 15,700,144
                                  ============  ============   ===========   ===========   ============  ============
N SHARES:
Sold ...........................  $  4,483,175  $ 17,259,324                               $  3,630,385  $ 11,877,266
Issued as reinvestment of
  dividends ....................       346,072       598,952                                    155,287       284,072
Redeemed .......................    (3,933,254)   (4,387,270)                                (2,138,464)   (9,822,808)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........     $ 895,993  $ 13,471,006                               $  1,647,208  $  2,338,530
                                  ============  ============                               ============  ============
A SHARES:
Sold ...........................  $  1,233,580  $  2,216,675                               $  1,308,052  $  1,730,785
Issued as reinvestment of
  dividends ....................        33,447        31,218                                     33,569        21,618
Redeemed .......................      (651,031)     (507,870)                                  (714,045)     (266,073)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........  $    615,996  $  1,740,023                               $    627,576  $  1,486,330
                                  ============  ============                               ============  ============
B SHARES:
Sold ...........................  $    689,834  $    690,226                               $    331,066  $    297,252
Issued as reinvestment of
  dividends ....................        15,508        11,206                                      4,606           886
Redeemed .......................      (118,634)      (19,353)                                        --        (2,531)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........  $    586,708  $    682,079                               $    335,672  $    295,607
                                  ============  ============                               ============  ============


=====================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ...........................       522,717     2,369,554     3,413,980     1,516,335      3,093,315     4,882,753
Issued as reinvestment of
  dividends ....................        83,012       178,907       101,681        33,378         52,966        61,255
Redeemed .......................      (864,545)   (1,916,859)     (677,294)       (8,527)    (2,124,031)   (3,555,073)
                                  ------------  ------------   -----------   -----------   ------------  ------------
Net increase/(decrease) ........      (258,816)      631,602     2,838,367     1,541,186      1,022,250     1,388,935
                                  ============  ============   ===========   ===========   ============  ============
N SHARES:
Sold ...........................       252,525     1,009,510                                    315,317     1,048,562
Issued as reinvestment of
  dividends ....................        19,519        34,848                                     13,434        25,239
Redeemed .......................      (223,745)     (255,127)                                  (184,085)     (871,439)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........        48,299       789,231                                    144,666       202,362
                                  ============  ============                               ============  ============
A SHARES:
Sold ...........................        69,521       126,760                                    113,130       152,996
Issued as reinvestment of
  dividends ....................         1,885         1,806                                      2,904         1,903
Redeemed .......................       (37,089)      (29,615)                                   (61,657)      (23,342)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........        34,317        98,951                                     54,377       131,557
                                  ============  ============                               ============  ============
B SHARES:
Sold ...........................        39,258        39,536                                     28,884        26,461
Issued as reinvestment of
  dividends ....................           874           650                                        398            78
Redeemed .......................        (6,716)       (1,116)                                        --          (227)
                                  ------------  ------------                               ------------  ------------
Net increase/(decrease) ........        33,416        39,070                                     29,282        26,312
                                  ============  ============                               ============  ============

  (1) For the period 09/23/02 (commencement of operations) to 12/31/02.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                                   FIXED INCOME FUNDS
                                                                -----------------------------------------------------
                                                                                                    HIGH YIELD
                                                                       TAX-EXEMPT BOND              SELECT BOND
                                                                            FUND                       FUND
                                                                --------------------------  -------------------------
                                                                  SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                                     ENDED         ENDED         ENDED        ENDED
                                                                    6/30/03      12/31/02       6/30/03     12/31/02
                                                                ------------  ------------  -----------  ------------
                                                                  (UNAUDITED)                 (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .......................................................    $  5,860,191  $ 18,496,103  $10,007,779  $  3,339,742
Issued as reinvestment of dividends ........................          71,980       109,998      488,099       705,988
Redeemed ...................................................     (16,107,520)  (23,492,439)  (4,401,427)  (20,337,125)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................    $(10,175,349) $ (4,886,338) $ 6,094,451  $(16,291,395)
                                                                ============  ============  ===========  ============
N SHARES:
Sold .......................................................    $ 19,549,274  $ 27,029,564  $    59,411  $    159,779
Issued as reinvestment of dividends ........................         403,697       201,882        8,459         9,132
Redeemed ...................................................      (9,366,126)  (14,937,088)    (118,160)      (83,708)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................    $ 10,586,845  $ 12,294,358  $   (50,290) $     85,203
                                                                ============  ============  ===========  ============
A SHARES:
Sold .......................................................    $  2,473,139  $  3,504,968  $    66,603  $      6,301
Issued as reinvestment of dividends ........................          62,684        52,015        2,076         1,350
Redeemed ...................................................      (2,003,864)     (149,702)          --       (95,807)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................    $    531,959  $  3,407,281  $    68,679  $    (88,156)
                                                                ============  ============  ===========  ============
B SHARES:
Sold .......................................................    $    371,560  $    531,661
Issued as reinvestment of dividends ........................           9,747         9,499
Redeemed ...................................................         (66,317)       (4,367)
                                                                ------------  ------------
Net increase/(decrease) ....................................    $    314,990  $    536,793
                                                                ============  ============

=====================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold .......................................................         520,053     1,696,235      583,169       190,804
Issued as reinvestment of dividends ........................           6,356        10,079       28,552        41,623
Redeemed ...................................................      (1,418,234)   (2,153,236)    (255,353)   (1,179,591)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................        (891,825)     (446,922)     356,368      (947,164)
                                                                ============  ============  ===========  ============
N SHARES:
Sold .......................................................       1,741,603     2,470,946        3,438         9,213
Issued as reinvestment of dividends ........................          35,646        18,310          497           548
Redeemed ...................................................        (820,958)   (1,365,058)      (6,778)       (4,581)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................         956,291     1,124,198       (2,843)        5,180
                                                                ============  ============  ===========  ============
A SHARES:
Sold .......................................................         220,209       317,473        3,898           351
Issued as reinvestment of dividends ........................           5,549         4,747          121            80
Redeemed ...................................................        (179,481)      (13,754)          --        (5,446)
                                                                ------------  ------------  -----------  ------------
Net increase/(decrease) ....................................          46,277       308,466        4,019        (5,015)
                                                                ============  ============  ===========  ============
B SHARES:
Sold .......................................................          33,078        48,263
Issued as reinvestment of dividends ........................             861           869
Redeemed ...................................................          (5,953)         (400)
                                                                ------------  ------------
Net increase/(decrease) ....................................          27,986        48,732
                                                                ============  ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                                EQUITY FUNDS
                                           -----------------------------------------------------------------------------------------
                                                                                    CORE                        SMALL-CAP
                                                     EQUITY                        EQUITY                      OPPORTUNITY
                                                      FUND                          FUND                           FUND
                                           ---------------------------   ---------------------------   -----------------------------
                                             SIX MONTHS       YEAR       SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                                ENDED         ENDED         ENDED           ENDED          ENDED           ENDED
                                               6/30/03      12/31/02       6/30/03        12/31/02        6/30/03        12/31/02
                                           ------------   ------------   ------------   ------------   ------------   --------------
                                             (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ....................................  $ 23,406,282   $ 57,326,737   $ 17,311,745   $ 15,986,652   $ 49,750,658   $  83,852,191
Issued as reinvestment of dividends .....       446,691        782,266             --        919,212             --              --
Redeemed ................................   (19,718,631)   (65,552,793)   (16,758,205)   (32,734,720)   (51,021,354)   (110,171,102)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................  $  4,134,342   $ (7,443,790)  $    553,540   $(15,828,856)  $ (1,270,696)  $ (26,318,911)
                                           ============   ============   ============   ============   ============   =============
N SHARES:
Sold ....................................  $  2,259,142   $  9,848,688   $    437,513   $    541,014   $ 15,908,896   $   9,968,769
Issued as reinvestment of dividends .....        13,605         10,225             --         61,481             --              --
Redeemed ................................    (3,253,416)   (11,866,569)      (516,358)    (1,291,923)    (1,070,298)     (2,988,025)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................  $   (980,669)  $ (2,007,656)  $    (78,845)  $   (689,428)  $ 14,838,598   $   6,980,744
                                           ============   ============   ============   ============   ============   =============
A SHARES:
Sold ....................................  $    114,726   $    149,168   $     16,196   $    226,262   $    494,566   $     739,465
Issued as reinvestment of dividends .....           300            237             --         10,571             --              --
Redeemed ................................       (24,132)       (52,221)      (152,815)      (138,719)      (135,297)       (107,161)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................  $     90,894   $     97,184   $   (136,619)  $     98,114   $    359,269   $     632,304
                                           ============   ============   ============   ============   ============   =============
B SHARES:
Sold ....................................  $     26,805   $    213,797   $     25,238   $     52,853   $     77,429   $     252,490
Issued as reinvestment of dividends .....            --             --             --            525             --              --
Redeemed ................................        (2,220)            --         (2,096)        (3,165)       (25,973)        (29,008)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................  $     24,585   $    213,797   $     23,142   $     50,213   $     51,456   $     223,482
                                           ============   ============   ============   ============   ============   =============

===================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ....................................     2,537,625      5,330,623      1,047,616        893,816      3,152,682       4,877,498
Issued as reinvestment of dividends .....        47,062         78,978             --         52,020             --              --
Redeemed ................................    (2,121,743)    (6,289,238)    (1,044,699)    (1,849,745)    (3,324,341)     (6,703,716)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................       462,944       (879,637)         2,917       (903,909)      (171,659)     (1,826,218)
                                           ============   ============   ============   ============   ============   =============
N SHARES:
Sold ....................................       252,432        865,436         25,950         29,639      1,017,680         638,082
Issued as reinvestment of dividends .....         1,484            878             --          3,503             --              --
Redeemed ................................      (360,203)    (1,052,520)       (32,285)       (71,115)       (70,566)       (174,638)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................      (106,287)      (186,206)        (6,335)       (37,973)       947,114         463,444
                                           ============   ============   ============   ============   ============   =============
A SHARES:
Sold ....................................        12,264         12,835          1,011         12,743         30,674          45,439
Issued as reinvestment of dividends .....            33             20             --            603             --              --
Redeemed ................................        (2,478)        (4,888)        (9,637)        (9,210)        (8,162)         (7,243)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................         9,819          7,967         (8,626)         4,136         22,512          38,196
                                           ============   ============   ============   ============   ============   =============
B SHARES:
Sold ....................................         2,911         22,941          1,546          2,997          5,202          15,738
Issued as reinvestment of dividends .....            --             --             --             30             --              --
Redeemed ................................          (225)            --           (118)          (197)        (1,540)         (1,970)
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase/(decrease) .................         2,686         22,941          1,428          2,830          3,662          13,768
                                           ============   ============   ============   ============   ============   =============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                           EQUITY FUNDS
                                           --------------------------------------------------------------------------------------
                                                                                                                SMALL-CAP
                                                     SMALL-CAP                                                 AGGRESSIVE
                                                       VALUE                         INDEX                       GROWTH
                                                       FUND                          FUND                         FUND
                                           ---------------------------   --------------------------------------------------------
                                            SIX MONTHS       YEAR         SIX MONTHS        YEAR         SIX MONTHS      YEAR
                                               ENDED         ENDED           ENDED          ENDED           ENDED        ENDED
                                              6/30/03      12/31/02         6/30/03       12/31/02         6/30/03     12/31/02
                                           ------------   ------------   ------------   -------------   -------------------------
                                            (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ....................................  $ 45,606,576   $ 88,589,289   $ 27,453,181   $ 131,416,092   $   194,496   $ 4,106,927
Issued as reinvestment of dividends .....            --      2,170,579      1,183,288       5,456,445            --            --
Redeemed ................................   (34,497,069)   (81,756,789)   (85,128,887)   (112,265,658)   (1,754,454)   (2,587,447)
                                           ------------   ------------   ------------   -------------   -----------   -----------
Net increase/(decrease) .................  $ 11,109,507   $  9,003,079   $(56,492,418)  $  24,606,879   $(1,559,958)  $ 1,519,480
                                           ============   ============   ============   =============   ===========   ===========
N SHARES:
Sold ....................................  $  1,649,605   $  5,895,429   $  3,945,729   $   4,695,337
Issued as reinvestment of dividends .....            --         44,712         81,189         448,578
Redeemed ................................      (992,543)    (4,288,509)    (5,341,200)     (6,715,335)
                                           ------------   ------------   ------------   -------------
Net increase/(decrease) .................  $    657,062   $  1,651,632   $ (1,314,282)  $  (1,571,420)
                                           ============   ============   ============   =============
A SHARES:
Sold ....................................  $    235,958   $    575,858
Issued as reinvestment of dividends .....            --          6,486
Redeemed ................................       (85,334)      (130,570)
                                           ------------   ------------
Net increase/(decrease) .................  $    150,624   $    451,774
                                           ============   ============
B SHARES:
Sold ....................................  $    157,445   $    293,112   $     91,839   $     585,206   $       800   $     3,488
Issued as reinvestment of dividends .....            --          3,416          1,270           2,131            --            --
Redeemed ................................       (14,136)       (62,116)       (46,775)             --        (4,807)           --
                                           ------------   ------------   ------------   -------------   -----------   -----------
Net increase/(decrease) .................  $    143,309   $    234,412   $     46,334   $     587,337   $    (4,007)  $     3,488
                                           ============   ============   ============   =============   ===========   ===========

=================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ....................................     1,380,381      2,405,739      1,485,206       6,622,131        25,188       441,906
Issued as reinvestment of dividends .....            --         58,591         61,707         275,172            --            --
Redeemed ................................    (1,054,041)    (2,365,141)    (4,645,883)     (5,368,798)     (235,306)     (305,261)
                                           ------------   ------------   ------------   -------------   -----------   -----------
Net increase/(decrease) .................       326,340         99,189     (3,098,970)      1,528,505      (210,118)      136,645
                                           ============   ============   ============   =============   ===========   ===========
N SHARES:
Sold ....................................        47,752        160,823        207,698         239,195
Issued as reinvestment of dividends .....            --          1,201          4,211          22,425
Redeemed ................................       (29,065)      (117,330)      (287,458)       (323,859)
                                           ------------   ------------   ------------   -------------
Net increase/(decrease) .................        18,687         44,694        (75,549)        (62,239)
                                           ============   ============   ============   =============
A SHARES:
Sold ....................................         7,041         15,833
Issued as reinvestment of dividends .....            --            176
Redeemed ................................        (2,405)        (4,183)
                                           ------------   ------------
Net increase/(decrease) .................         4,636         11,826
                                           ============   ============
B SHARES:
Sold ....................................         4,967          8,318          4,802          30,550           109           403
Issued as reinvestment of dividends .....            --             90             66             114            --            --
Redeemed ................................          (449)        (1,831)        (2,537)             --          (621)           --
                                           ------------   ------------   ------------   -------------   -----------   -----------
Net increase/(decrease) .................         4,518          6,577          2,331          30,664          (512)          403
                                           ============   ============   ============   =============   ===========   ===========

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                                         EQUITY FUNDS
                                           -------------------------------------------------------------------------------------

                                                                                                              EMERGING
                                                    BALANCED                INTERNATIONAL                      MARKETS
                                                      FUND                      FUND                             FUND
                                           --------------------------   ----------------------------  --------------------------
                                            SIX MONTHS       YEAR        SIX MONTHS         YEAR       SIX MONTHS      YEAR
                                               ENDED         ENDED          ENDED           ENDED         ENDED        ENDED
                                              6/30/03      12/31/02        6/30/03        12/31/02       6/30/03     12/31/02
                                           -----------    -----------   ------------    ------------  ------------  ------------
                                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...................................   $ 5,988,718    $ 8,355,167   $ 17,325,161    $ 46,989,959  $ 43,516,934  $ 72,596,440
Issued as reinvestment of dividends ....       491,378      1,273,724             --         581,916            --        75,387
Redeemed ...............................    (5,641,949)    (9,078,415)   (21,984,088)    (61,093,723)  (12,541,419)  (10,520,149)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................   $   838,147    $   550,476   $ (4,658,927)   $(13,521,848) $ 30,975,515  $ 62,151,678
                                           ===========    ===========   ============    ============  ============  ============
N SHARES:
Sold ...................................   $   143,546    $   104,613   $    441,398    $ 18,298,569  $    142,195  $    708,437
Issued as reinvestment of dividends ....        17,225         43,530             --           2,875            --            --
Redeemed ...............................      (136,256)      (266,689)      (425,685)    (22,450,666)      (70,282)     (740,952)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................   $    24,515    $  (118,546)  $     15,713    $ (4,149,222) $     71,913  $    (32,515)
                                           ===========    ===========   ============    ============  ============  ============
A SHARES:
Sold ...................................   $    45,910    $    39,543   $    207,511    $  3,130,874  $     91,610  $    226,910
Issued as reinvestment of dividends ....         2,405          6,196             --              --            --            --
Redeemed ...............................       (47,328)       (48,823)      (196,143)     (3,078,775)       (1,009)      (80,829)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................   $       987    $    (3,084)  $     11,368    $     52,099  $     90,601  $    146,081
                                           ===========    ===========   ============    ============  ============  ============
B SHARES:
Sold ...................................   $   109,635    $    80,267   $      1,000    $     10,383  $         --  $      9,250
Issued as reinvestment of dividends ....           934            766             --              12            --            --
Redeemed ...............................        (8,406)            --        (12,413)             --        (8,904)           --
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................   $   102,163    $    81,033   $    (11,413)   $     10,395  $     (8,904) $      9,250
                                           ===========    ===========   ============    ============  ============  ============

================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ...................................       495,127        675,024      1,761,658       4,315,397     6,362,758    10,142,851
Issued as reinvestment of dividends ....        40,628        104,646             --          58,898            --        11,353
Redeemed ...............................      (468,050)      (745,730)    (2,245,783)     (5,362,120)   (1,812,657)   (1,531,126)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................        67,705         33,940       (484,125)       (987,825)    4,550,101     8,623,078
                                           ===========    ===========   ============    ============  ============  ============
N SHARES:
Sold ...................................        12,014          8,337         41,773       1,657,610        21,595        95,772
Issued as reinvestment of dividends ....         1,424          3,578             --             290            --            --
Redeemed ...............................       (11,409)       (20,767)       (41,025)     (1,997,410)      (10,203)     (100,749)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................         2,029         (8,852)           748        (339,510)       11,392        (4,977)
                                           ===========    ===========   ============    ============  ============  ============
A SHARES:
Sold ...................................         3,965          3,321         21,871         291,841        13,232        30,537
Issued as reinvestment of dividends ....           199            509             --              --            --            --
Redeemed ...............................        (4,036)        (3,926)       (20,636)       (291,441)         (155)      (13,622)
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................           128            (96)         1,235             400        13,077        16,915
                                           ===========    ===========   ============    ============  ============  ============
B SHARES:
Sold ...................................         9,213          6,475            106           1,009            --         1,250
Issued as reinvestment of dividends ....            77             64             --               1            --            --
Redeemed ...............................          (690)            --         (1,204)             --        (1,250)           --
                                           -----------    -----------   ------------    ------------  ------------  ------------
Net increase/(decrease) ................         8,600          6,539         (1,098)          1,010        (1,250)        1,250
                                           ===========    ===========   ============    ============  ============  ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

7.   INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the period ended June 30, 2003, were as follows:

                                                  PURCHASES            SALES
                                                ------------       ------------
     Short/Intermediate Bond Fund ............  $ 69,207,751       $ 52,040,178
     Bond Fund ...............................    37,499,358         30,986,270
     Intermediate Government Bond Fund .......     4,780,444          2,510,397
     High Yield Bond Fund ....................    46,518,441         16,020,316
     Intermediate Tax-Exempt Bond Fund .......    35,320,482         23,032,032
     Tax-Exempt Bond Fund ....................    17,413,068         16,867,808
     Equity Fund .............................    87,302,701         90,498,744
     Core Equity Fund ........................    40,761,080         40,473,387
     Small-Cap Opportunity Fund ..............   163,144,182        173,716,140
     Small-Cap Value Fund ....................   130,889,913        115,954,480
     Index Fund ..............................     3,796,249         55,101,705
     Small-Cap Aggressive Growth Fund ........     3,911,962          5,566,329
     Balanced Fund ...........................    16,743,640         16,352,447
     International Fund ......................    27,754,386         24,915,465
     Emerging Markets Fund ...................    42,934,095         11,388,077

     Purchases and sales of U.S. government securities (excluding short-term securities) of the non-Money Market Funds during the period ended June 30, 2003, were as follows:

                                                  PURCHASES            SALES
                                                 -----------        -----------
     Short/Intermediate Bond Fund ............   $38,072,922        $13,671,935
     Bond Fund ...............................    31,768,771         25,899,836
     Intermediate Government Bond Fund .......    24,627,615         24,937,159
     Balanced Fund ...........................     4,352,533          3,493,966

     At June 30, 2003, gross unrealized appreciation and depreciation for each non-Money Market Fund were as follows:


                                                                                     NET UNREALIZED
                                                   UNREALIZED       UNREALIZED        APPRECIATION
                                                  APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                                  ------------    --------------     --------------
     Short/Intermediate Bond Fund ............    $12,371,779      $ (3,412,893)     $  8,958,886
     Bond Fund ...............................     11,448,606        (2,500,063)        8,948,543
     Intermediate Government Bond Fund .......      5,495,674          (650,822)        4,844,852
     High Yield Bond Fund ....................      2,236,753          (134,296)        2,102,457
     Intermediate Tax-Exempt Bond Fund .......     25,002,504           (28,554)       24,973,950
     Tax-Exempt Bond Fund ....................     16,154,088            (4,841)       16,149,247
     High Yield Select Bond Fund .............        818,525          (109,050)          709,475
     Equity Fund .............................     36,217,388       (12,632,520)       23,584,868
     Core Equity Fund ........................     10,767,236        (7,810,768)        2,956,468
     Small-Cap Opportunity Fund ..............     92,328,580        (5,189,639)       87,138,941
     Small-Cap Value Fund ....................     44,114,877        (5,854,445)       38,260,432
     Index Fund ..............................     44,470,510       (73,380,622)      (28,910,112)
     Small-Cap Aggressive Growth Fund ........      1,030,161          (190,554)          839,607
     Balanced Fund ...........................      4,488,154        (1,181,817)        3,306,337
     International Fund ......................     15,125,485       (18,959,035)       (3,833,550)
     Emerging Markets Fund ...................     17,364,424        (3,238,171)       14,126,253

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

8.   COMPOSITION OF NET ASSETS

     At June 30, 2003, net assets of each Fund consisted of:


                                                        GOVERNMENT                       TAX-EXEMPT
                                                       MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                           FUND            FUND             FUND
                                                       ------------   --------------   --------------
     Beneficial Interest at Par Value .............    $    768,814   $    6,560,307   $    1,174,065
     Paid-in Capital ..............................     768,045,141    6,553,747,049    1,172,890,691
     Undistributed Net Investment Income ..........              --            1,376               --
     Accumulated Net Realized Gain/(Loss) .........          33,286          (76,729)        (184,964)
                                                       ------------   --------------   --------------
     Net Assets ...................................    $768,847,241   $6,560,232,003   $1,173,879,792
                                                       ============   ==============   ==============


                                                          SHORT/                        INTERMEDIATE
                                                       INTERMEDIATE                      GOVERNMENT       HIGH YIELD
                                                         BOND FUND       BOND FUND        BOND FUND        BOND FUND
                                                       ------------   --------------   --------------     -----------
     Beneficial Interest at Par Value .............    $     25,418     $     20,996      $     5,448     $     4,040
     Paid-in Capital ..............................     261,936,559      213,699,611       91,623,512      53,513,508
     Undistributed Net Investment Income ..........         (74,792)         (39,914)         (21,545)             --
     Accumulated Net Realized Gain/(Loss) .........      (2,686,149)      (1,826,632)         992,699        (379,058)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........       8,958,886        8,948,543        4,844,852       2,102,457
                                                       ------------     ------------      -----------     -----------
     Net Assets ...................................    $268,159,922     $220,802,604      $97,444,966     $55,240,947
                                                       ============     ============      ===========     ===========


                                                       INTERMEDIATE                      HIGH YIELD
                                                        TAX-EXEMPT      TAX-EXEMPT       SELECT BOND        EQUITY
                                                        BOND FUND        BOND FUND          FUND             FUND
                                                       ------------     ------------    -------------    ------------
     Beneficial Interest at Par Value .............    $     23,766     $     11,786     $      1,048    $     28,175
     Paid-in Capital ..............................     252,323,340      114,924,172       28,959,182     306,138,095
     Undistributed Net Investment Income ..........              --               --               --          10,385
     Accumulated Net Realized Gain/(Loss) .........        (523,660)        (618,234)     (11,208,879)    (50,254,590)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........      24,973,950       16,149,247          709,475      23,584,868
                                                       ------------     ------------     ------------    ------------
     Net Assets ...................................    $276,797,396     $130,466,971     $ 18,460,826     $279,506,933
                                                       ============     ============     ============    ============


                                                           CORE          SMALL-CAP        SMALL-CAP
                                                          EQUITY        OPPORTUNITY         VALUE            INDEX
                                                           FUND            FUND             FUND             FUND
                                                       ------------     ------------     ------------    ------------
     Beneficial Interest at Par Value .............    $      6,523     $     23,207     $      7,352    $     17,431
     Paid-in Capital ..............................     114,522,929      358,064,093      247,857,521     361,478,873
     Undistributed Net Investment Income ..........         278,509         (412,208)       1,344,470          95,387
     Accumulated Net Realized Gain/(Loss) .........      (1,475,064)     (21,064,529)     (14,828,040)     16,398,334
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........       2,956,468       87,138,941       38,260,432     (28,910,112)
                                                       ------------     ------------     ------------    ------------
     Net Assets ...................................    $116,289,365     $423,749,504     $272,641,735    $349,079,913
                                                       ============     ============     ============    ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


                                                       SMALL-CAP
                                                       AGGRESSIVE                                          EMERGING
                                                         GROWTH           BALANCED      INTERNATIONAL       MARKETS
                                                          FUND              FUND            FUND             FUND
                                                      -----------       -----------     ------------     ------------
     Beneficial Interest at Par Value .............   $       738       $     4,346     $     14,030     $     19,178
     Paid-in Capital ..............................     8,057,526        55,296,126      204,612,634      143,486,058
     Undistributed Net Investment Income ..........       (14,212)           26,551        2,274,099          817,421
     Accumulated Net Realized Gain/(Loss) .........    (2,225,061)       (4,762,683)     (51,805,311)     (11,097,162)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........       839,607         3,306,337       (3,833,550)      14,126,253
                                                      -----------       -----------     ------------     ------------
     Net Assets ...................................   $ 6,658,598       $53,870,677     $151,261,902     $147,351,748
                                                      ===========       ===========     ============     ============

     At December 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                                EXPIRING DECEMBER 31
                                  ---------------------------------------------------------------------------------------
                                    2005      2006          2007        2008         2009           2010         TOTAL
                                  --------  ----------    --------   ----------   -----------   -----------   -----------
     Tax-Exempt Money Market
        Fund                      $   --    $       --    $  1,265   $      531   $        --   $        --   $     1,796
     Short/Intermediate
        Bond Fund                     --            --          --    1,503,684            --     3,133,444     4,637,128
     Bond Fund                        --            --     128,032    1,661,935            --     1,606,992     3,396,959
     High Yield Bond Fund             --            --          --           --            --       514,504       514,504
     Intermediate Tax-Exempt
        Bond Fund                     --            --     549,553           --            --       175,926       725,479
     Tax-Exempt Bond Fund             --            --     824,262           --            --            --       824,262
     High Yield Select Bond Fund      --            --          --           --     3,844,603     2,175,201     6,019,804
     Equity Fund                      --            --          --           --     1,557,903    21,154,249    22,712,152
     Core Equity Fund                 --            --          --           --            --           987           987
     Small-Cap Opportunity
        Fund                          --            --          --           --    11,712,406    16,673,625    28,386,031
     Small-Cap Value Fund             --            --          --           --            --     6,158,670     6,158,670
     Index Fund                       --            --          --           --            --     1,691,429     1,691,429
     Small-Cap Aggressive
        Growth Fund                   --            --          --           --       358,932     1,400,279     1,759,211
     Balanced Fund                    --            --          --           --       723,310     2,350,258     3,073,568
     International Fund               --     1,268,678          --       19,547    21,497,210    20,703,656    43,489,091
     Emerging Markets Fund         1,563     5,010,413   1,655,798    1,808,572     2,138,899     4,342,805    14,958,050

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

9.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10.  LINE OF CREDIT

     The Trust, on behalf of each of the Funds, except for the High Yield Select Bond Fund, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2003, none of the Funds had borrowings under the Credit Facility.

                                 FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 982-8782.



                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN            OTHER
NAME, (AGE AT 06/30/03),                TERM OF OFFICE 1                                  FUND COMPLEX         TRUSTEESHIPS/
ADDRESS AND POSITION(S)                  AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY         DIRECTORSHIPS
WITH TRUST                                TIME SERVED           DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst (64)                         Since 1995     Chairman Emeritus, Jones Lang        19       Director, Florida Office
Chairman and Trustee                                      LaSalle, formerly named LaSalle               Property Company, Inc. (real
  200 East Randolph Drive                                 Partners Ltd. (real estate                    estate investment fund);
  Floor 43                                                investment manager and                        Trustee, Henderson Global
  Chicago, Illinois 60601                                 consulting firm).                             Funds (7 Portfolios); and
                                                                                                        President, KCI Inc. (Private
                                                                                                        S Corporation investing in
                                                                                                        non-public investments).
------------------------------------------------------------------------------------------------------------------------------------
Valerie B. Jarrett (46)                    Since 1999     Executive Vice President, The        19       Director, USG Corporation
Trustee                                                   Habitat Company (residential                  (building materials
  350 West Hubbard Street                                 property developer), and                      manufacturer), The Chicago
  Chicago, Illinois 60610                                 Chairman and Chief Executive                  Stock Exchange, and Navigant
                                                          Officer, Chicago Transit                      Consulting Inc.; Trustee,
                                                          Authority.                                    University of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (65)                 Since 1995     President and Chief Executive        19       Chairman, Divergence L.L.C.
Trustee                                                   Officer, The Field Museum of                  (biotechnology firm);
  1400 South Lake Shore Drive                             Natural History; formerly                     Director, W.W. Grainger,
  Chicago, Illinois 60605                                 Senior Vice President and                     Inc. (industrial
                                                          Director, Booz-Allen &                        distributor) and A.M.
                                                          Hamilton, Inc. (consulting                    Castle, Inc. (metals
                                                          firm).                                        distributor); and Trustee,
                                                                                                        Janus Adviser Series, Janus
                                                                                                        Aspen Series and Janus
                                                                                                        Investment Fund (52
                                                                                                        portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (58)                           Since 1998     Senior Executive, Chicago            19       Vice Chair, University of
Trustee                                                   Metropolis 2020 (civic                        Chicago Board of Trustees;
  30 West Monroe Street                                   organization), since 2000.                    Chair, University of Chicago
  18th Floor                                              President, Governors State                    Hospitals; and Director,
  Chicago, Illinois 60603                                 University, prior thereto.                    Ariel Capital Management,
                                                                                                        Inc. (investment manager).
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Capaccio (46)                     Since 2001     Senior Vice President, Harris        N/A      N/A
President                                                 Trust and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (60)                       Since 2001     Senior Vice President, Harris        N/A      N/A
Vice President and Assistant Secretary                    Trust and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (58)                    Since 2001     Vice President, Harris Trust         N/A      N/A
Vice President and Assistant Secretary                    and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (31)                      Since 2001     Assistant Vice President, PFPC Inc.  N/A      N/A
Secretary                                                 (mutual fund administrator).
  103 Bellevue Parkway
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (62)                             Since     Vice President and Director of       N/A      N/A
Treasurer and Principal Financial and         May 2003    Accounting, PFPC Inc.
  Accounting Officer                         Also from
  103 Bellevue Parkway                     1999 to 2002
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------
L. Linn Solano (51)                        Since 1999     Assistant Vice President,            N/A      N/A
Assistant Treasurer                                       PFPC Inc.
  103 Bellevue Parkway
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------

1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger Global Investors,Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale,Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602


BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Trustees.

VALERIE B. JARRETT
Trustee.

JOHN W. MCCARTER, JR.
Trustee.

PAULA WOLFF
Trustee.

OFFICERS

PETER P. CAPACCIO
President

ISHWAR D. GUPTA
Vice President and Assistant Secretary

MERRILL J. SKLENAR
Vice President and Assistant Secretary

DAVID C. LEBISKY
Secretary

THOMAS J. RYAN
Treasurer and Principal Financial and
Accounting Officer

L. LINN SOLANO
Assistant Treasurer

                    THIS REPORT IS SUBMITTED FOR THE GENERAL
                     INFORMATION OF THE SHAREHOLDERS OF THE
                   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED
                    FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
                        UNLESS ACCOMPANIED OR PRECEDED BY
              A PROSPECTUS OF THE HARRIS INSIGHT FUNDS. PLEASE READ
           THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.




                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.



                                                                  HIF 1001 06/03

(LOGO)
HARRIS
INSIGHT FUNDS(TM)
[GRAPHIC OMITTED]


                        HARRIS INSIGHT MONEY MARKET FUNDS


                               SEMI-ANNUAL REPORT


                                  JUNE 30, 2003
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
              -----------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with the financial results for the Harris Insight Funds for the six month period ending June 30, 2003.

While the economy has begun to show signs of improvement, the capital markets remain highly volatile and subject to frequent broad swings. Maintaining a well-diversified portfolio is as important as ever.

The Harris Insight Funds have continued to grow: There are now more than 300,000 shareholder accounts invested in the Fund complex, and more new accounts are being opened every day.

We thank all of our shareholders for their continued support. Please take the time to review the following information in the report and feel free to call us or your financial advisor with any questions.


Sincerely,

/S/  PETER P. CAPACCIO
Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS

INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    LETTER TO SHAREHOLDERS        PAGE 1

                  STATEMENTS OF NET ASSETS
                       MONEY MARKET FUNDS:
              Government Money Market Fund        PAGE 3
                         Money Market Fund        PAGE 4
              Tax-Exempt Money Market Fund        PAGE 7

                  STATEMENTS OF OPERATIONS        PAGE 13

       STATEMENTS OF CHANGES IN NET ASSETS        PAGE 14

                      FINANCIAL HIGHLIGHTS        PAGE 16

             NOTES TO FINANCIAL STATEMENTS        PAGE 20

                           FUND MANAGEMENT        PAGE 25

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                           MATURITY        (000)             VALUE+
----------                           --------       --------       ------------
AGENCY OBLIGATIONS -- 6.5%
Federal Home Loan Bank
    1.180%                           07/27/04       $ 25,000       $ 25,000,000
    1.200%                           07/27/04         25,000         25,000,000
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $50,000,000)                                                 50,000,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS++ -- 68.5%
FEDERAL FARM CREDIT BANK -- 32.6%
    1.165%                           07/07/03*        25,000         24,992,070
    1.280%                           07/07/03*        20,000         20,000,000
    1.164%                           07/10/03*        25,000         24,995,278
    1.174%                           07/10/03*        35,000         34,996,103
    1.080%                           07/16/03*        30,000         30,000,000
    0.924%                           07/24/03*        51,000         50,981,802
    1.211%                           07/29/03*        25,000         24,996,688
    1.260%                           08/04/03*        40,000         39,995,624
                                                                   ------------
                                                                    250,957,565
                                                                   ------------
FEDERAL HOME LOAN BANK -- 13.0%
    1.025%                           07/01/03*        20,000         19,999,432
    0.910%                           07/25/03*        40,000         39,985,057
    1.145%                           08/25/03*        40,000         39,983,791
                                                                   ------------
                                                                     99,968,280
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.0%
    1.250%                           07/28/03*        35,000         34,986,049
    1.253%                           09/10/03*        42,000         41,986,174
                                                                   ------------
                                                                     76,972,223
                                                                   ------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 12.9%
    1.150%                           07/02/03*        99,302         99,302,327
                                                                   ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $527,200,395)                                               527,200,395
                                                                   ------------
REPURCHASE AGREEMENTS -- 31.5%
Bank of America
  1.250%
  Agreement dated 06/30/03,
  proceeds at maturity $146,977,058
  (Collateralized by $145,100,034
  FNMA 5.500%, due 06/01/33. The
  market value is $149,911,395.)     07/01/03        146,972        146,971,955
Bank of Tokyo N.A.
  1.125%
  Agreement dated 06/30/03,
  proceeds at maturity $95,002,969
  (Collateralized by $95,214,765
  FNMA 5.000%, due 05/01/33. The
  market value is $96,900,001.)      07/01/03         95,000         95,000,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $241,971,955)                                               241,971,955
                                                                   ------------
TOTAL INVESTMENTS -- 106.5%
  (Cost $819,172,350)                                               819,172,350
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (6.5%)
Interest receivable and other assets                               $    570,696
Payable for securities purchased                                    (50,000,000)
Dividends payable                                                      (438,981)
Accrued expenses                                                       (456,824)
                                                                   ------------
                                                                    (50,325,109)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 224,646,277 Institutional
  Shares, 286,160,191 N Shares, and
  258,007,487 Service Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                         $768,847,241
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

-------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/03.
*  Date of next interest rate reset.

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                           MATURITY        (000)            VALUE+
----------                           --------       --------     --------------
AGENCY OBLIGATIONS -- 3.8%
Federal Home Loan Bank
    1.180%                           07/27/04       $125,000     $  125,000,000
Federal Home Loan Mortgage Corp.
    1.200%                           07/27/04        125,000        125,000,000
                                                                 --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $250,000,000)                                               250,000,000
                                                                 --------------
ASSET-BACKED SECURITIES -- 4.2%
Americredit Automobile Receivables Trust
  Series 2003-AM, Class A1
    1.298%                           05/06/04         63,503         63,502,830
DVI Receivables Corp. Series 2003-1,
  Class A1
    1.273%                           02/12/04         62,985         62,984,553
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA
    1.095%                           07/25/03*        49,969         49,968,671
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MB
    1.075%                           07/25/03*        59,962         59,962,406
Winston Funding, Ltd. Series 2003-1 144A,
  Class A1MA
    1.320%                           07/23/03*        37,400         37,400,000
                                                                 --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $273,818,460)                                               273,818,460
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
Residential Mortgage Securities Corp.
  Series 14A 144A, Class A1
  (Cost $98,626,242)
    1.304%                          07/10/03*         98,626         98,626,242
                                                                 --------------
COMMERCIAL PAPER -- 37.2%
Alaska Housing Finance Corp.
    1.240%                           07/02/03         44,300         44,298,474
ASAP Funding, Ltd.
    1.280%                           07/09/03        145,000        144,958,755
    1.100%                           07/25/03         79,000         78,942,067
Bishops Gate Residential Mortgage
  Funding Corp.
    1.320%                           07/01/03         47,000         47,000,000
Compass Securitization Corp., L.L.C.
  Series 144A
    1.135%                           07/14/03        121,000        120,999,348
    1.100%                           08/04/03         20,000         19,979,222
Delaware Funding Corp.
    1.310%                           07/01/03        102,712        102,712,000
Falcon Asset Securitization Corp.
    1.280%                           07/02/03         38,000         37,998,649
    1.120%                           07/07/03         17,072         17,068,813
    1.100%                           08/01/03         75,000         74,928,958
Forrestal Funding Master Trust
    1.280%                           07/02/03         90,116         90,112,796
Giro Funding Corp.
    1.020%                           07/02/03        221,274        221,267,731


ANNUALIZED                                            PAR
YIELD/RATE                           MATURITY        (000)            VALUE+
----------                           --------       --------     --------------
COMMERCIAL PAPER (CONTINUED)
International Lease Finance Corp.
    1.100%                           08/08/03       $ 52,400     $   52,339,158
Jupiter Securitization Corp.
    1.100%                           07/29/03         35,000         34,970,055
    1.100%                           07/30/03         75,000         74,933,542
Moriarty, L.L.C.
    1.280%                           07/01/03         21,073         21,073,000
Municipal Electrical Authority, Georgia
  TECP
    1.270%                           07/10/03         49,691         49,691,000
Paradigm Funding Corp., L.L.C.
    1.280%                           07/01/03         26,500         26,500,000
    1.280%                           07/02/03         43,000         42,998,471
    1.280%                           07/07/03         16,526         16,522,474
    1.150%                           07/16/03         31,000         30,985,146
    1.150%                           07/25/03        125,000        124,904,167
Quincy Capital Corp.
    1.100%                           07/02/03         30,117         30,116,080
Receivables Capital Corp.
    1.100%                           07/15/03        133,630        133,572,836
    1.130%                           07/17/03         86,132         86,088,743
Santa Clara Water District, California
  TECP
    1.250%                           07/10/03          1,515          1,514,526
Scaldis Capital Corp., L.L.C.
    1.120%                           08/01/03         30,000         29,971,067
Sheffield Receivables Corp.
    1.200%                           07/08/03        100,000        99,976,667
    1.100%                           07/21/03         11,010         11,003,272
Surrey Funding Corp.
    1.320%                           07/01/03         77,740         77,740,000
UBS Finance Corp., L.L.C.
    1.310%                           07/01/03        254,000        254,000,000
Windmill Funding Corp.
    1.350%                           07/01/03        100,000        100,000,000
    1.280%                           07/08/03        143,000        142,964,409
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $2,442,131,426)                                           2,442,131,426
                                                                 --------------
MUNICIPAL BONDS -- 1.6%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.040%                           07/03/03          8,055          8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    1.040%                           07/02/03         12,600         12,600,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
    1.040%                           07/02/03         15,000         15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
    1.040%                           07/02/03         50,000         50,000,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.020%                           07/03/03          8,761          8,761,000


                       See Notes to Financial Statements.
4

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                           MATURITY        (000)            VALUE+
----------                           --------       --------     --------------
MUNICIPAL BONDS (CONTINUED)
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
    1.230%                           07/02/03       $  8,495     $    8,495,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds VR
    1.150%                           07/03/03          5,100          5,100,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $108,011,000)                                               108,011,000
                                                                 --------------
TIME DEPOSITS -- 9.4%
ING Bank N.V.
    1.330%                           07/01/03        250,000        250,000,000
Rabobank Nederland
    1.375%                           07/01/03        115,000        115,000,000
Royal Bank of Scotland Group P.L.C.
    1.313%                           07/01/03        250,000        250,000,000
                                                                 --------------
TOTAL TIME DEPOSITS
  (Cost $615,000,000)                                               615,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 31.8%
American Express Credit Corp.
  Series 144A
    1.124%                           07/21/03*       250,000        250,000,000
American General Finance Corp.
    1.506%                           07/11/03*         4,000          4,004,750
Bank of America Securities Corp. L.L.C.
    1.340%                           07/01/03*       150,000        150,000,000
Beta Finance, Inc. Series 144A
    1.234%                           07/10/03*        32,000         31,998,036
    1.150%                           07/15/03*       100,000         99,998,137
CC USA, Inc. Series 144A
    1.140%                           07/14/03*        15,000         14,999,058
    1.206%                           07/14/03*        14,000         13,999,133
CFM International, Inc.
    1.200%                           07/07/03*        37,145         37,145,000
Corsair Trust Series 1 144A, Class 1007
    1.598%                           07/08/03*       100,000        100,000,000
General Electric Capital Corp.
    1.342%                           07/09/03*        15,000         15,000,000
Goldman Sachs Group, Inc.
    1.350%                           07/01/03*       150,000        150,000,000
Goldman Sachs Group, Inc. Series 144A
    1.210%                           07/15/03*       100,000        100,000,000
    1.539%                           07/15/03*        49,000         49,000,000
    1.769%                           09/15/03*         3,000          3,008,760
J.P. Morgan, Chase & Co.
    1.415%                           08/05/03*        15,000         15,013,602
Lehman Brothers Holdings, Inc.
    1.829%                           07/02/03*         5,150          5,156,734
    1.108%                           07/22/03*       102,500        102,500,000
    1.650%                           08/01/03          8,000          8,002,045
    1.650%                           08/04/03         20,700         20,702,935
Money Market Trust Series A-1 144A
    1.330%                           07/15/03*        70,000         70,000,000


ANNUALIZED                                            PAR
YIELD/RATE                           MATURITY        (000)            VALUE+
----------                           --------       --------     --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Morgan Stanley Dean Witter & Co.
    1.280%                           07/15/03*      $ 38,200     $   38,200,000
    1.579%                           07/22/03*        24,600         24,652,754
    1.155%                           09/19/03         25,000         25,005,443
Northern Rock P.L.C. Series 144A
    1.113%                           07/21/03*        49,000         49,000,000
Racers Trust Series 2002-07-MM 144A
    1.380%                           07/15/03*       132,000        132,000,092
Racers Trust Series 2002-32-C 144A
    1.289%                           07/07/03*       100,000         99,957,145
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.050%                           07/02/03*        11,440         11,440,000
Salomon Smith Barney Holdings, Inc.
    1.600%                           07/24/03          7,000          7,001,329
    1.530%                           08/18/03*         7,000          7,006,456
Structured Asset Vehicle Trust
  Series 2002-2 144A
    1.300%                           07/01/03*        75,000         75,000,000
Tango Finance Corp. Series 144A
    1.070%                           07/01/03*        29,000         29,000,000
    1.080%                           07/01/03*        40,000         40,000,000
    1.330%                           07/01/03*        20,000         20,000,000
    1.233%                           07/11/03*        30,000         30,000,000
    1.010%                           07/15/03*        25,000         24,998,771
    1.105%                           07/15/03*        30,000         29,998,558
White Pine Finance Corp., L.L.C.
  Series 144A
    1.300%                           07/01/03*        46,000         45,996,185
    1.254%                           07/10/03         15,000         14,999,925
    1.140%                           07/15/03*        40,000         39,996,511
    1.038%                           07/22/03*        50,000         49,996,022
    1.005%                           07/25/03*        50,000         49,996,373
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,084,773,754)                                           2,084,773,754
                                                                 --------------
REPURCHASE AGREEMENTS -- 14.4%
Bank of America Corp.
  1.250%
  Agreement dated 06/30/03, proceeds
  at maturity $941,782,680 (Collateralized
  by $929,755,295 FNMA 5.500%, due
  06/01/33. The market value is
  $960,584,979.)                     07/01/03        941,750        941,749,980
  (Cost $941,749,980)                                            --------------


TOTAL INVESTMENTS -- 103.9%
  (Cost $6,814,110,862)                                           6,814,110,862
                                                                 --------------
OTHER ASSETS AND LIABILITIES-- (3.9%)
Interest receivable and other assets                                  3,003,790
Payable for securities purchased                                   (250,000,000)
Dividends payable                                                    (5,130,959)
Accrued expenses                                                     (1,751,690)
                                                                 --------------
                                                                   (253,878,859)
                                                                 --------------

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%
Applicable to 3,815,827,078 Institutional
  Shares, 1,028,619,021 N Shares,
  17,425 B Shares, 447,310,612 Exchange
  Shares, and 1,268,533,219 Service Shares
  of beneficial interest outstanding,
  $.001 par value (Note 7)                                       $6,560,232,003
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, B SHARES (SUBJECT TO
  A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%), EXCHANGE SHARES,
  AND SERVICE SHARES                                                      $1.00
                                                                          =====

-------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/03.
*  Date of next interest rate reset.
VR -- Variable rate demand note; interest rate in effect on 06/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS -- 98.4%
ALABAMA -- 4.7%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.250%                           07/07/03        $ 3,595     $    3,595,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series C VR
    1.100%                           07/01/03         10,000         10,000,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series D VR
    1.100%                           07/01/03         10,150         10,150,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Class A VR
    1.050%                           07/03/03          9,830          9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    1.000%                           07/03/03         12,000         12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    1.000%                           07/03/03         10,000         10,000,000
                                                                 --------------
                                                                     55,575,000
                                                                 --------------
ALASKA -- 3.0%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.100%                           07/07/03         28,300         28,300,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series D VR
    0.950%                           07/07/03          7,300          7,300,000
                                                                 --------------
                                                                     35,600,000
                                                                 --------------
ARIZONA -- 0.8%
Salt River Project, Arizona Agricultural
  Improvement & Power District
  Electrical Systems Revenue Bonds
  Series 144A, Class A VR
    1.050%                           07/03/03          9,900          9,900,000
                                                                 --------------
CALIFORNIA -- 0.9%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series C-12 VR
    0.900%                           07/07/03         10,000         10,000,000
                                                                 --------------
COLORADO -- 4.5%
Colorado Health Facilities Authority
  Revenue Bonds (Catholic Health)
  Series B VR
    1.000%                           07/07/03         11,000         11,000,000
Colorado Health Facilities Authority
  Revenue Bonds (Sisters of Charity) VR
    1.000%                           07/07/03          5,000          5,000,000


ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Colorado Housing & Finance Authority
  Revenue Bonds (Multifamily
  Project-Class I) Series A-4 VR
    1.050%                           07/02/03        $ 8,145     $    8,145,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.250%                           07/07/03         29,135         29,135,000
                                                                 --------------
                                                                     53,280,000
                                                                 --------------
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia General Obligation
  Bonds Series 144A PS
    1.100%                           11/13/03          4,100          4,100,000
                                                                 --------------
FLORIDA -- 3.1%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
    1.000%                           07/01/03         13,195         13,195,000
Escambia County, Florida, Health Facilities
  Authority Revenue Bonds (Ascension
  Health Credit) Series A
    2.500%                           11/15/03          7,440          7,478,832
Orange County, Florida, School Board
  Certificates of Participation (STARS)
  Series 2 144A VR
    1.180%                           07/03/03          1,500          1,500,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (National Royal Utility Seminole
  Electric Co-Op, Inc.)
    1.600%                           09/15/03          4,250          4,250,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power &
  Light Co.) VR
    1.000%                           07/01/03         10,000         10,000,000
                                                                 --------------
                                                                     36,423,832
                                                                 --------------
GEORGIA -- 3.8%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
    1.250%                           03/25/04         10,000         10,000,000
Gwinnett County, Georgia, Water & Sewer
  Authority Revenue Bonds (Eagle)
  Series 2003021 144A, Class A VR
    1.050%                           07/03/03         16,325         16,325,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Scherer Project) 2nd Series PS
    1.200%                           04/12/04         11,000         11,000,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Branch Project) 1st Series
    1.200%                           04/12/04        $ 6,700     $    6,700,000
                                                                 --------------
                                                                     44,025,000
                                                                 --------------
HAWAII -- 0.9%
ABN Amro Munitops Certificates Trust
  (Hawaii) Series 11 144A PS
    1.500%                           11/26/03          9,980          9,980,000
                                                                 --------------
ILLINOIS -- 21.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 2 144A VR
    1.060%                           07/07/03         10,000         10,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 3 144A VR
    1.060%                           07/07/03         15,000         15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.050%                           07/07/03          5,630          5,630,000
Chicago, Illinois, General Obligation Bonds
  (Eagle) Series 20030006-A 144A VR
    1.320%                           07/07/03          4,800          4,800,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
    0.950%                           07/07/03         20,000         20,000,000
Chicago, Illinois, General Obligation
  Tender Notes PS
    1.220%                           01/07/04          7,000          7,000,000
Chicago, Illinois, Metropolitan Water
  Reclamation District Greater Chicago
  General Obligation Bonds Series A VR
    0.900%                           07/07/03          7,000          7,000,000
Cook County, Illinois, Community
  Consolidated School District No. 21
  (Wheeling) Educational Purposes Tax
  Anticipation Warrants
    1.500%                           04/12/04          6,510          6,540,750
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement)
  Series B VR
    1.090%                           07/07/03         10,000         10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
    1.050%                           07/07/03          4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
    1.090%                           07/03/03          4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    1.000%                           07/07/03         23,000         23,000,000


ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake Forest Place Project) Series A VR
    1.050%                           07/07/03        $28,000     $   28,000,000
Illinois Development Finance Authority
  Revenue Bonds (Sacred Heart Schools
  Project) VR
    1.050%                           07/07/03          2,300          2,300,000
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
    1.000%                           07/07/03         15,400         15,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
    1.050%                           07/07/03          2,900          2,900,000
Illinois Health Facilities Authority Revenue
  Bonds (Northwestern Memorial
  Hospital) VR
    1.000%                           07/01/03         18,000         18,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Northwestern Memorial
  Hospital) Series C VR
    1.000%                           07/01/03         10,400         10,400,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
    0.950%                          07/01/03           1,650          1,650,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    1.150%                           07/07/03          8,815          8,815,000
Illinois Health Facilities Authority TECP
    1.100%                           09/25/03         12,500         12,500,000
Illinois State General Obligation Bonds
  (Eagle) Tax-Exempt Trust
  Series 20026002 144A, Class A VR
    1.050%                           07/07/03         10,840         10,840,000
Kane, Cook & Du Page Counties, Illinois,
  School District No. 46 (Elgin)
  Educational Purposes Tax Anticipation
  Warrants
    2.250%                           11/28/03         11,000         11,024,603
Metropolitan Pier & Exposition Authority,
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  (Eagle) Tax-Exempt Trust Series 144A,
  Class A VR
    1.050%                           07/07/03          6,150          6,150,000
Rockford, Illinois, School District No. 205
  (Winnebago & Boone Counties) Tax
  Anticipation Warrants
    2.780%                           10/30/03          4,500          4,509,224
                                                                 --------------
                                                                    249,459,577
                                                                 --------------

                       See Notes to Financial Statements.
8

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
INDIANA -- 7.0%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 5 144A VR
    1.130%                           07/07/03        $10,746     $   10,746,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 7 144A PS
    1.200%                           05/12/04          5,000          5,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-1 PS
    1.830%                           07/03/03         10,000         10,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-3 PS
    1.150%                           03/02/04          4,000          4,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.060%                           07/07/03          8,000          8,000,000
Indiana Municipal Power Agency, Power
  Supply Systems Refunding Revenue
  Bonds Series B 144A PS
    1.050%                           08/15/03          6,755          6,755,000
Indiana State Educational Facilities
  Authority Revenue Bonds (Wabash
  College Project) VR
    1.000%                           07/07/03          3,000          3,000,000
Indiana State Office Building Commission
  TECP
    0.950%                           09/10/03         16,000         16,000,000
Indiana University Revenue Bonds
  Series 144A VR
    1.060%                           07/03/03          4,290          4,290,000
Indianapolis, Indiana, Local Public
  Improvement Bonds Bank Notes
  Series B
    2.000%                           07/08/03         14,000         14,002,318
                                                                 --------------
                                                                     81,793,318
                                                                 --------------
KENTUCKY -- 2.6%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (Eastern Kentucky
  Power-National Rural Utilities)
  Series J-1 PS
    1.700%                           10/15/03          6,000          6,000,000
Jefferson County, Kentucky, School
  District Finance Corp. School Building
  Revenue Bonds Series B
    3.125%                           06/01/04          2,145          2,183,457
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    0.970%                           07/07/03          9,450          9,450,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    1.250%                           07/07/03          7,270          7,270,000


ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    1.250%                           07/07/03        $ 5,060     $    5,060,000
                                                                 --------------
                                                                     29,963,457
                                                                 --------------
LOUISIANA -- 1.5%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    0.970%                           07/07/03         12,100         12,100,000
Louisiana Offshore Terminal Authority
  Deepwater Port Refunding Revenue
  Bonds (Loop L.L.C. Project) Series B VR
    1.050%                           07/02/03          5,700          5,700,000
                                                                 --------------
                                                                     17,800,000
                                                                 --------------
MASSACHUSETTS -- 2.0%
Massachusetts State General Obligation
  Bonds Series A BANS
    4.000%                           09/01/03          2,000          2,009,833
Massachusetts Water Resources
  Authority TECP
    1.050%                           08/20/03         15,000         15,000,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
    0.900%                           07/07/03          6,000          6,000,000
                                                                 --------------
                                                                     23,009,833
                                                                 --------------
MICHIGAN -- 4.3%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026013 144A, Class A VR
    1.050%                           07/07/03          7,680          7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026014 144A, Class A VR
    1.050%                           07/07/03          7,200          7,200,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
    1.000%                           07/07/03         14,600         14,600,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
    1.000%                           07/03/03          7,000          7,000,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Detroit
  Symphony Project) Series B VR
    1.000%                           07/01/03          4,200          4,200,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
    1.030%                           07/07/03          7,500          7,500,000
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    0.950%                           07/01/03          2,500          2,500,000
                                                                 --------------
                                                                     50,680,000
                                                                 --------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
MISSISSIPPI -- 1.1%
Claiborne County, Mississippi TECP
    1.300%                           07/11/03        $ 2,600     $    2,600,000
Jackson County, Mississippi, Port Facility
  Refunding Revenue Bonds (Chevron,
  Inc. Project) VR
    0.950%                           07/01/03          6,900          6,900,000
Mississippi State General Obligation
  Bonds (Eagle) Series 20026018 144A,
  Class A VR
    1.050%                           07/07/03          4,000          4,000,000
                                                                 --------------
                                                                     13,500,000
                                                                 --------------
MISSOURI -- 1.8%
Bi State Development Agency, Missouri-
  Illinois Metropolitan District Mass
  Transit Revenue Bonds (MetroLink
  Cross County Project) Series A VR
    0.950%                           07/07/03          7,000          7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Eagle) Series 20026026 144A,
  Class A VR
    1.050%                           07/07/03          2,700          2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) (Eagle)
  Series 20030003 144A, Class A
    1.050%                           07/07/03          9,900          9,900,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    0.950%                           07/01/03          2,050          2,050,000
                                                                 --------------
                                                                     21,650,000
                                                                 --------------
NEVADA -- 2.0%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 19 144A PS
    1.250%                           07/17/03         10,950         10,950,000
Clark County, Nevada TECP
    1.000%                           07/23/03         10,425         10,425,000
    1.050%                           08/20/03          2,600          2,600,000
                                                                 --------------
                                                                     23,975,000
                                                                 --------------
NEW JERSEY -- 0.3%
Garden State Preservation Trust, New
  Jersey Open Space & Farmland
  Certificates (STARS) Series 5 144A VR
    1.120%                           07/03/03          3,500          3,500,000
                                                                 --------------
NEW MEXICO -- 3.2%
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona Public
  Service Co.) Series A VR
    0.900%                           07/01/03         10,000         10,000,000


ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
NEW MEXICO (CONTINUED)
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona Public
  Service Co.) Series B VR
    0.900%                           07/01/03        $27,300     $   27,300,000
                                                                 --------------
                                                                     37,300,000
                                                                 --------------
NEW YORK -- 1.2%
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 1 144A VR
    1.160%                           07/03/03          1,000          1,000,000
New York Metropolitan Transportation
  Authority Revenue Certificates (STARS)
  Series 6 144A VR
    1.160%                           07/07/03          1,000          1,000,000
New York State Dormitory Authority
  Revenue Bonds Series 144A PS
    1.200%                           08/07/03          5,995          5,995,000
New York State Thruway Authority
  General Revenue Bonds Series A BANS
    1.125%                           03/25/04          5,000          5,000,918
New York State Thruway Authority
  Second General Highway & Bridge
  Trust Fund Certificates (STARS)
  Series 4 144A VR
    1.130%                           07/03/03          1,015          1,015,000
                                                                 --------------
                                                                     14,010,918
                                                                 --------------
NORTH CAROLINA -- 0.4%
Charlotte, North Carolina, Certificates of
  Participation (Convention Facility
  Project) Series E
    4.500%                           12/01/03          4,630          4,695,329
                                                                 --------------
OHIO -- 0.6%
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2002 Program) Series A VR
    0.950%                           07/07/03          5,360          5,360,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2003 Program) Series A VR
    0.950%                           07/03/03          2,050          2,050,000
                                                                 --------------
                                                                      7,410,000
                                                                 --------------
OKLAHOMA -- 0.3%
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    1.050%                           07/07/03          3,035          3,035,000
                                                                 --------------
OREGON -- 0.5%
Eugene, Oregon, Electric Utility Revenue
  Bonds (Eagle) Series 2003002 144A,
  Class A VR
    1.050%                           07/03/03          5,880          5,880,000
                                                                 --------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 4.2%
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    0.990%                           07/03/03        $25,000     $   25,000,000
Pennsylvania State Turnpike Revenue
  Bonds (Commonwealth Turnpike)
  Series A-3 VR
    0.950%                           07/07/03         10,000         10,000,000
Philadelphia, Pennsylvania, Water &
  Wastewater Revenue Bonds VR
    0.900%                           07/02/03         13,780         13,780,000
                                                                 --------------
                                                                     48,780,000
                                                                 --------------
TENNESSEE -- 0.1%
Metropolitan Government of Nashville &
  Davidson County, Tennessee, Health &
  Educational Facilities Board Revenue
  Bonds (Ascension Health) PS
    1.250%                           01/05/04          1,200          1,200,000
                                                                 --------------
TEXAS -- 12.4%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 8 144A VR
    1.060%                           07/07/03          5,000          5,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 13 144A PS
    1.200%                           10/01/03          6,000          6,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 15 144A PS
    1.200%                           08/27/03         15,925         15,925,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    1.550%                           08/15/03         10,000         10,000,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A PS
    1.250%                           08/07/03          6,095          6,095,000
Lower Colorado River Authority, Texas
  Transmission Certificates (STARS)
  Series 3 144A VR
    1.180%                           07/03/03          1,500          1,500,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
    1.200%                           07/07/03         17,600         17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
    1.100%                           07/02/03         11,000         11,000,000
Texas Higher Education Authority Revenue
  Bonds Series B VR
    1.050%                           07/07/03         10,310         10,310,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    1.100%                           07/07/03         25,200         25,200,000


ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas State General Obligation Bonds
  (Eagle) Series 200030026 144A,
  Class A VR
    1.050%                           07/03/03        $ 2,410     $    2,410,000
Texas State TRANS
    2.750%                           08/29/03         25,000         25,063,332
Texas State Turnpike Authority, Central
  Texas Turnpike System Revenue Bonds
  (Eagle) Series 20030008 144A,
  Class A VR
    1.050%                           07/03/03          9,900          9,900,000
                                                                 --------------
                                                                    146,003,332
                                                                 --------------
UTAH -- 0.3%
Utah Transit Authority Sales Tax &
  Transportation Revenue Bonds VR
    0.850%                           07/07/03          4,000          4,000,000
                                                                 --------------
VIRGINIA -- 2.4%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    1.150%                           07/07/03         22,600         22,600,000
Loudoun County, Virginia, Industrial
  Development Authority Revenue Bonds
  (Howard Hughes Medical Institute
  Issues) Series F VR
    0.900%                           07/07/03          5,500          5,500,000
                                                                 --------------
                                                                     28,100,000
                                                                 --------------
WASHINGTON -- 1.5%
Issaquah, Washington, Community
  Properties Special Revenue Bonds
  Series A VR
    1.050%                           07/07/03         15,000         15,000,000
Washington State General Obligation
  Bonds Series 144A VR
    1.060%                           07/03/03          2,285          2,285,000
                                                                 --------------
                                                                     17,285,000
                                                                 --------------
WEST VIRGINIA -- 1.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 12 144A PS
    1.130%                           07/02/03         15,000         15,000,000
                                                                 --------------
WISCONSIN -- 3.1%
Antigo Unified School District, Wisconsin
  TRANS
    2.150%                           10/30/03          4,900          4,906,058
Burlington Area School District, Wisconsin
  TRANS
    2.125%                           09/22/03          6,500          6,507,632
Elkhorn Area School District, Wisconsin
  TRANS
    2.000%                           08/22/03          3,100          3,101,824
Howard-Suamico School District,
  Wisconsin TRANS
    2.000%                           08/22/03          2,500          2,501,580


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)           VALUE+
----------                           --------        -------     --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    1.040%                           07/07/03        $ 2,000     $    2,000,000
Monona Grove School District, Wisconsin
  TRANS
    2.000%                           10/30/03          1,800          1,802,344
Oconomowoc Area School District,
  Wisconsin TRANS
    2.000%                           09/24/03          7,000          7,004,969
Palmyra-Eagle Area School District,
  Wisconsin (Jefferson, Waukesha &
  Walworth Counties) BANS
    1.500%                           01/01/04          5,300          5,302,908
Pewaukee School District, Wisconsin
  TRANS
    2.000%                           09/11/03          2,900          2,902,530
                                                                 --------------
                                                                     36,029,845
                                                                 --------------
WYOMING -- 1.0%
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron, Inc. Project)
  VR
    0.900%                           07/01/03         11,950         11,950,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,154,894,441)                                           1,154,894,441
                                                                 --------------

                                                     SHARES           VALUE+
                                                   ---------     --------------
TEMPORARY INVESTMENTS -- 1.4%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                7,713,161     $    7,713,161
Dreyfus Tax-Exempt Cash Management
  #264                                                 9,332              9,332
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                9,002,526          9,002,526
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $16,725,019)                                                 16,725,019
                                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,171,619,460)                                           1,171,619,460
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                  3,452,460
Dividends payable                                                      (793,232)
Accrued expenses                                                       (398,896)
                                                                 --------------
                                                                      2,260,332
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 865,006,459 Institutional Shares,
  209,716,619 N Shares, and 99,341,678
  Service Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                          $1,173,879,792
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

-------------
+   See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 6/30/03. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                       MONEY MARKET FUNDS
                                                                         -------------------------------------------
                                                                          GOVERNMENT                     TAX-EXEMPT
                                                                         MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                                             FUND           FUND            FUND
                                                                         ------------   ------------    ------------
INVESTMENT INCOME:
  Interest ...........................................................    $5,185,395     $52,946,258     $7,041,391
                                                                          ----------     -----------     ----------
    Total investment income ..........................................     5,185,395      52,946,258      7,041,391
                                                                          ----------     -----------     ----------
EXPENSES (NOTE 2D):
  Investment advisory fee (Note 3) ...................................       409,677       3,803,229        600,466
  Rule 12b-1 fee (Note 4) ............................................       319,771       1,514,983        177,189
  Shareholder services fee (Note 4) ..................................       653,840       3,200,051        387,578
  Program fee (Note 4) ...............................................       582,354       3,127,794        221,577
  Commitment fee (Note 9) ............................................         5,807          56,203          8,660
  Transfer agency fee (Note 3) .......................................        34,780         151,798         36,319
  Administration fee (Note 3) ........................................       393,229       3,706,201        587,680
  Custodian fee (Note 3) .............................................        22,208         163,236         26,550
  Directors' fees and expenses .......................................         8,619          83,534         12,837
  Audit fee ..........................................................         8,461          82,053         12,611
  Legal fee ..........................................................         5,396          31,522          6,183
  Reports to shareholders ............................................         8,760          85,147         14,785
  Registration fees ..................................................        14,856          45,768         14,856
  Miscellaneous ......................................................        36,001        (209,921)       (21,735)
                                                                          ----------     -----------     ----------
    Total expenses ...................................................     2,503,759      15,841,598      2,085,556
                                                                          ----------     -----------     ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ............      (426,833)     (3,087,483)      (176,831)
                                                                          ----------     -----------     ----------
    Net expenses .....................................................     2,076,926      12,754,115      1,908,725
                                                                          ----------     -----------     ----------
  NET INVESTMENT INCOME/(LOSS) .......................................     3,108,469      40,192,143      5,132,666
                                                                          ----------     -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6) ......         8,230         465,172         (1,627)
                                                                          ----------     -----------     ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ....................    $3,116,699     $40,657,315     $5,131,039
                                                                          ==========     ===========     ==========


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                         MONEY MARKET FUNDS
                                                                         -------------------------------------------------
                                                                          GOVERNMENT                          TAX-EXEMPT
                                                                         MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                             FUND             FUND              FUND
                                                                         ------------    ---------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................   $  3,108,469    $    40,192,143    $    5,132,666
Net realized gain/(loss) on investment transactions ..................          8,230            465,172            (1,627)
                                                                         ------------    ---------------    --------------
Increase/(decrease) in net assets from operations ....................      3,116,699         40,657,315         5,131,039
                                                                         ------------    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ...............................................     (1,470,947)       (27,111,152)       (4,257,023)
  N Shares ...........................................................     (1,148,337)        (5,106,810)         (720,870)
  B Shares ...........................................................             --                (19)               --
  Exchange Shares ....................................................             --         (4,731,861)               --
  Service Shares .....................................................       (489,185)        (3,240,922)         (154,773)
                                                                         ------------    ---------------    --------------
Total distributions from net investment income .......................     (3,108,469)       (40,190,764)       (5,132,666)
                                                                         ------------    ---------------    --------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................    (36,829,873)    (1,093,472,359)       49,704,781
  N Shares ...........................................................    (15,958,426)      (268,775,338)       (1,001,469)
  B Shares ...........................................................             --              2,312                --
  Exchange Shares ....................................................             --       (987,211,915)               --
  Service Shares .....................................................     60,218,982            636,447        20,559,797
                                                                         ------------    ---------------    --------------
Increase/(decrease) in net assets from capital share
  transactions .......................................................      7,430,683     (2,348,820,853)       69,263,109
                                                                         ------------    ---------------    --------------
Total increase/(decrease) in net assets ..............................      7,438,913     (2,348,354,302)       69,261,482

NET ASSETS:
Beginning of period ..................................................    761,408,328      8,908,586,305     1,104,618,310
                                                                         ------------    ---------------    --------------
End of period ........................................................   $768,847,241    $ 6,560,232,003    $1,173,879,792
                                                                         ============    ===============    ==============

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         MONEY MARKET FUNDS
                                                                         -------------------------------------------------
                                                                          GOVERNMENT                          TAX-EXEMPT
                                                                         MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                                             FUND             FUND               FUND
                                                                         ------------    --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................   $  8,000,224    $  101,505,277     $   13,408,248
Net realized gain/(loss) on investment transactions ..................         25,056          (513,865)          (179,553)
                                                                         ------------    --------------     --------------
Increase/(decrease) in net assets from operations ....................      8,025,280       100,991,412         13,228,695
                                                                         ------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ...............................................     (3,649,156)      (63,542,612)       (10,926,944)
  N Shares ...........................................................     (3,837,382)      (19,984,265)        (2,253,788)
  B Shares ...........................................................             --               (56)                --
  Exchange Shares ....................................................             --       (12,117,933)                --
  Service Shares .....................................................       (526,327)       (5,933,386)          (227,516)
                                                                         ------------    --------------     --------------
Total distributions from net investment income .......................     (8,012,865)     (101,578,252)       (13,408,248)
                                                                         ------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................     12,041,732     2,671,757,632         27,141,601
  N Shares ...........................................................     19,339,678      (244,987,936)       (19,820,589)
  B Shares ...........................................................             --            15,113                 --
  Exchange Shares ....................................................             --     1,090,915,269                 --
  Service Shares .....................................................    197,788,505     1,267,896,772         78,781,881
                                                                         ------------    --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions .......................................................    229,169,915     4,785,596,850         86,102,893
                                                                         ------------    --------------     --------------
Total increase/(decrease) in net assets ..............................    229,182,330     4,785,010,010         85,923,340

NET ASSETS:
Beginning of period ..................................................    532,225,998     4,123,576,295      1,018,694,970
                                                                         ------------    --------------     --------------
End of period ........................................................   $761,408,328    $8,908,586,305     $1,104,618,310
                                                                         ============    ==============     ==============

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                                                 NET
                             ASSET                         DISTRIBUTIONS         ASSET
                             VALUE             NET           FROM NET            VALUE
                           BEGINNING       INVESTMENT       INVESTMENT           END OF     TOTAL
                           OF PERIOD         INCOME           INCOME             PERIOD     RETURN
----------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.006          $(0.006)            $ 1.00      0.57% (2)
12/31/02                       1.00           0.016           (0.016)              1.00      1.65
12/31/01                       1.00           0.040           (0.040)              1.00      4.04
12/31/00                       1.00           0.061           (0.061)              1.00      6.24
12/31/99                       1.00           0.049           (0.049)              1.00      5.04
12/31/98                       1.00           0.053           (0.053)              1.00      5.43

N SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.004          $(0.004)            $ 1.00      0.39% (2)
12/31/02                       1.00           0.013           (0.013)              1.00      1.30
12/31/01                       1.00           0.036           (0.036)              1.00      3.68
12/31/00                       1.00           0.057           (0.057)              1.00      5.87
12/31/99                       1.00           0.046           (0.046)              1.00      4.67
12/31/98                       1.00           0.050           (0.050)              1.00      5.08

SERVICE SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.002          $(0.002)            $ 1.00      0.21% (2)
05/07/02 (3) to 12/31/02       1.00           0.006           (0.006)              1.00      0.57 (2)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.006          $(0.006)            $ 1.00      0.61% (2)
12/31/02                       1.00           0.018           (0.018)              1.00      1.83
12/31/01                       1.00           0.041           (0.041)              1.00      4.21
12/31/00                       1.00           0.063           (0.063)              1.00      6.46
12/31/99                       1.00           0.052           (0.052)              1.00      5.29
12/31/98                       1.00           0.055           (0.055)              1.00      5.61

N SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.004          $(0.004)            $ 1.00      0.44% (2)
12/31/02                       1.00           0.015           (0.015)              1.00      1.48
12/31/01                       1.00           0.038           (0.038)              1.00      3.85
12/31/00                       1.00           0.059           (0.059)              1.00      6.09
12/31/99                       1.00           0.048           (0.048)              1.00      4.92
12/31/98                       1.00           0.051           (0.051)              1.00      5.25

B SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.001          $(0.001)            $ 1.00      0.12% (2)(4)
07/26/02 to 12/31/02           1.00           0.003           (0.003)              1.00      0.30 (2)(4)
06/29/01 (3) to 12/31/01       1.00           0.004           (0.004)              1.00       N/A (5)

EXCHANGE SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.006          $(0.006)            $ 1.00      0.59% (2)
12/31/02                       1.00           0.018           (0.018)              1.00      1.79
07/12/01 (3) to 12/31/01       1.00           0.014           (0.014)              1.00      1.41 (2)

SERVICE SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.003          $(0.003)            $ 1.00      0.26% (2)
05/02/02 (3) to 12/31/02       1.00           0.007           (0.007)              1.00      0.69 (2)

                                 NET                               RATIO OF EXPENSES
                                ASSETS            RATIO OF             TO AVERAGE            RATIO OF NET
                                END OF           EXPENSES TO           NET ASSETS          INVESTMENT INCOME
                                PERIOD           AVERAGE NET           (EXCLUDING           TO AVERAGE NET
                                (000)              ASSETS               WAIVERS)                ASSETS
------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)     $  224,665             0.19% (1)             0.24% (1)              1.15% (1)
12/31/02                        261,492             0.20                  0.26                   1.62
12/31/01                        249,444             0.20                  0.25                   4.01
12/31/00                        314,497             0.20                  0.25                   6.11
12/31/99                        210,521             0.20                  0.24                   4.93
12/31/98                        162,285             0.19                  0.24                   5.27

N SHARES
01/01/03 to 06/30/03 (6)     $  286,171             0.54% (1)             0.59% (1)              0.80% (1)
12/31/02                        302,126             0.55                  0.61                   1.27
12/31/01                        282,782             0.55                  0.60                   3.62
12/31/00                        333,934             0.55                  0.60                   5.72
12/31/99                        289,651             0.55                  0.59                   4.58
12/31/98                        248,595             0.54                  0.59                   4.96

SERVICE SHARES
01/01/03 to 06/30/03 (6)     $  258,011             0.90% (1)             1.14% (1)              0.42% (1)
05/07/02 (3) to 12/31/02        197,790             0.94  (1)             1.16  (1)              0.78 (1)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)     $3,815,796             0.16% (1)             0.21% (1)              1.24% (1)
12/31/02                      4,909,006             0.17                  0.23                   1.79
12/31/01                      2,237,567             0.19                  0.23                   4.16
12/31/00                      2,066,227             0.18                  0.23                   6.26
12/31/99                      2,084,723             0.19                  0.24                   5.20
12/31/98                      1,391,856             0.19                  0.24                   5.46

N SHARES
01/01/03 to 06/30/03 (6)     $1,028,608             0.51% (1)             0.56% (1)              0.89% (1)
12/31/02                      1,297,318             0.52                  0.58                   1.44
12/31/01                      1,542,392             0.54                  0.58                   3.81
12/31/00                      1,293,794             0.53                  0.58                   5.91
12/31/99                      1,053,228             0.54                  0.59                   4.85
12/31/98                        877,527             0.53                  0.59                   5.12

B SHARES
01/01/03 to 06/30/03 (6)     $       17             1.16% (1)             1.21% (1)              0.24% (1)
07/26/02 to 12/31/02                 15             1.17 (1)              1.23 (1)               0.73 (1)
06/29/01 (3) to 12/31/01             --             1.19 (1)              1.23 (1)               2.84 (1)

EXCHANGE SHARES
01/01/03 to 06/30/03 (6)     $  447,292             0.20% (1)             0.26% (1)              1.22% (1)
12/31/02                      1,434,436             0.22                  0.28                   1.70
07/12/01 (3) to 12/31/01        343,617             0.24 (1)              0.28 (1)               2.69 (1)

SERVICE SHARES
01/01/03 to 06/30/03 (6)     $1,268,519             0.88% (1)             1.11% (1)              0.52% (1)
05/02/02 (3) to 12/31/02      1,267,811             0.91 (1)              1.12 (1)               0.97 (1)


                       See Notes to Financial Statements.

16 & 17

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                                                 NET
                             ASSET                         DISTRIBUTIONS         ASSET
                             VALUE             NET           FROM NET            VALUE
                           BEGINNING       INVESTMENT       INVESTMENT           END OF     TOTAL
                           OF PERIOD         INCOME           INCOME             PERIOD     RETURN
------------------------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.005          $(0.005)            $ 1.00      0.50% (2)
12/31/02                       1.00           0.013           (0.013)              1.00      1.35
12/31/01                       1.00           0.027           (0.027)              1.00      2.70
12/31/00                       1.00           0.039           (0.039)              1.00      3.94
12/31/99                       1.00           0.030           (0.030)              1.00      3.07
12/31/98                       1.00           0.033           (0.033)              1.00      3.35

N SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.003          $(0.003)            $ 1.00      0.32% (2)
12/31/02                       1.00           0.010           (0.010)              1.00      0.99
12/31/01                       1.00           0.023           (0.023)              1.00      2.34
12/31/00                       1.00           0.035           (0.035)              1.00      3.58
12/31/99                       1.00           0.027           (0.027)              1.00      2.75
12/31/98                       1.00           0.030           (0.030)              1.00      3.02

SERVICE SHARES
01/01/03 to 06/30/03 (6)     $ 1.00          $0.002          $(0.002)            $ 1.00      0.18% (2)
05/06/02 (3) to 12/31/02       1.00           0.004           (0.004)              1.00      0.39 (2)

                                   NET                               RATIO OF EXPENSES
                                  ASSETS            RATIO OF             TO AVERAGE            RATIO OF NET
                                  END OF           EXPENSES TO           NET ASSETS          INVESTMENT INCOME
                                  PERIOD           AVERAGE NET           (EXCLUDING           TO AVERAGE NET
                                  (000)              ASSETS               WAIVERS)                ASSETS
--------------------------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/03 to 06/30/03 (6)       $  864,875             0.21% (1)             0.22% (1)              1.00% (1)
12/31/02                          815,171             0.22                  0.23                   1.34
12/31/01                          788,162             0.23                  0.23                   2.62
12/31/00                          830,879             0.24                  0.24                   3.88
12/31/99                          515,987             0.23                  0.23                   3.01
12/31/98                          606,754             0.23                  0.23                   3.30

N SHARES
01/01/03 to 06/30/03 (6)       $  209,676             0.56% (1)             0.57% (1)              0.65% (1)
12/31/02                          210,678             0.57                  0.58                   0.99
12/31/01                          230,533             0.58                  0.58                   2.35
12/31/00                          237,521             0.58                  0.59                   3.54
12/31/99                          240,132             0.55                  0.58                   2.71
12/31/98                          204,114             0.55                  0.58                   2.99

SERVICE SHARES
01/01/03 to 06/30/03 (6)        $  99,329             0.86% (1)             1.12% (1)              0.35% (1)
05/06/02 (3) to 12/31/02           78,769             0.96 (1)              1.14 (1)               0.58 (1)

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Contingent deferred sales load is not reflected in total return.
(5) Not meaningful given short period.
(6) Unaudited.

                       See Notes to Financial Statements.

18 & 19

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios, three of which are included in these financial statements. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

    MONEY MARKET FUNDS:
    Harris Insight Government Money Market Fund ("Government Money Market Fund") Harris Insight Money Market Fund ("Money Market Fund")
    Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund")

     The Trust offers six classes of shares, A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Each of the Money Market Funds offers the N shares, Service shares, and Institutional shares. B shares and Exchange shares are offered by the Money Market Fund. None of the Money Market Funds offers A shares. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne pro rata on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4. Institutional shares are not subject to service organization/agent fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (C) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds are declared daily and paid monthly. Each Fund's net realized capital gains, if any, are distributed at least annually.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (D) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (E) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (F) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser ("the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

                     Each Money Market Fund   0.14% of the first $100 million of
                                              net assets and 0.10% of net assets
                                              over $100 million

     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2003, there were no advisory fee waivers for the Money Market Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting Services Agent"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of the average daily net assets in excess of $600 million.

     PFPC Distributors, Inc. (the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator.

     Certain employees of Harris Trust and PFPC are officers of the Funds. During the period ended June 30, 2003, Harris Trust received $2,542,124 in fees (net of waivers of $2,172,065) from the Funds, of which PFPC was paid $776,119 in fees for services rendered under the agreements described above. In addition, PFPC and PFPC Trust Co. received $398,062 in fees and expenses (net of waivers of $9,750) from the Funds for other transfer agency, custodian, and administrative and accounting services.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal pro rata interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"), each of which Plans is described in the Funds' Prospectus and Statement of Additional Information. Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.

     SHAREHOLDER SERVICE FEES:

                                          N SHARES       B SHARES     EXCHANGE SHARES    SERVICE SHARES
                                          (0.25%)        (0.25%)          (0.05%)            (0.25%)
                                          ----------     --------     ---------------    --------------
  Government Money Market Fund .........  $  362,663                                       $  291,177
  Money Market Fund ....................   1,441,459        $20           $169,705*         1,563,897
  Tax-Exempt Money Market Fund .........     276,789                                          110,789

     * Net of waivers of $24,970.

  RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT):

                                          N SHARES       B SHARES     SERVICE SHARES
                                          (0.10%)        (0.75%)          (0.15%)
                                          --------       --------     --------------
  Government Money Market Fund .........  $145,065                       $174,706
  Money Market Fund ....................   576,583          $62           938,338
  Tax-Exempt Money Market Fund .........   110,716                         66,473


     Each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card bill payment, and other auxiliary services to participants in the cash management program, at a rate of up to 0.50% (on an annualized basis), of the average daily net assets attributable to Service shares. For the period ended June 30, 2003, fees paid by the Money Market Funds under the program were $364,331, $1,972,251, and $110,781 (net of voluntary waivers of $218,023, $1,155,543 and $110,796) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

     For the period ended June 30, 2003, Harris Trust received $1,022,872 in fees for services rendered under the terms of the service plans described above.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


5.   CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                    MONEY MARKET FUNDS
                                         ---------------------------------------------------------------------
                                          GOVERNMENT MONEY MARKET FUND               MONEY MARKET FUND
                                         -------------------------------   -----------------------------------
                                           SIX MONTHS          YEAR           SIX MONTHS           YEAR
                                             ENDED            ENDED              ENDED             ENDED
                                            06/30/03         12/31/02          06/30/03           12/31/02
                                         -------------   ---------------   ----------------   ----------------
                                          (UNAUDITED)                         (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................  $ 590,641,802   $   929,495,246   $  9,855,235,544   $ 19,651,013,334
Issued as reinvestment of dividends ...         17,275            96,685          7,770,741         14,833,773
Redeemed ..............................   (627,488,950)     (917,550,199)   (10,956,478,644)   (16,994,089,475)
                                         -------------   ---------------   ----------------   ----------------
Net increase/(decrease) ...............  $ (36,829,873)  $    12,041,732   $ (1,093,472,359)  $  2,671,757,632
                                         =============   ===============   ================   ================
N SHARES:
Sold ..................................  $ 941,224,833   $ 1,799,881,714   $  1,705,053,549   $  3,694,404,666
Issued as reinvestment of dividends ...      1,139,962         3,405,809          5,372,009         19,697,845
Redeemed ..............................   (958,323,221)   (1,783,947,845)    (1,979,200,896)    (3,959,090,447)
                                         -------------   ---------------   ----------------   ----------------
Net increase/(decrease) ...............  $ (15,958,426)  $    19,339,678   $   (268,775,338)  $   (244,987,936)
                                         =============   ===============   ================   ================
B SHARES:
Sold ..................................                                    $          2,289   $         23,731
Issued as reinvestment of dividends ...                                                  23                 49
Redeemed ..............................                                                  --             (8,667)
                                                                           ----------------   ----------------
Net increase/(decrease) ...............                                    $          2,312   $         15,113
                                                                           ================   ================
EXCHANGE SHARES:
Sold ..................................                                    $  1,392,955,028   $  4,745,856,284
Issued as reinvestment of dividends ...                                           4,246,102          8,835,230
Redeemed ..............................                                      (2,384,413,045)    (3,663,776,245)
                                                                           ----------------   ----------------
Net increase/(decrease) ...............                                    $   (987,211,915)  $  1,090,915,269
                                                                           ================   ================
SERVICE SHARES:
Sold ..................................   $107,266,745      $238,599,232      $ 202,258,540     $1,453,010,664
Issued as reinvestment of dividends ...        493,619           442,810          3,503,314          5,193,262
Redeemed ..............................    (47,541,382)      (41,253,537)      (205,125,407)      (190,307,154)
                                          ------------      ------------      -------------     --------------
Net increase/(decrease) ...............   $ 60,218,982      $197,788,505      $     636,447     $1,267,896,772
                                          ============      ============      =============     ==============

                                                MONEY MARKET FUNDS
                                         -------------------------------
                                           TAX-EXEMPT MONEY MARKET FUND
                                         -------------------------------
                                          SIX MONTHS          YEAR
                                            ENDED             ENDED
                                           06/30/03          12/31/02
                                         -------------   ---------------
                                          (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................  $ 875,251,798   $ 1,168,417,090
Issued as reinvestment of dividends ...          7,565           205,307
Redeemed ..............................   (825,554,582)   (1,141,480,796)
                                         -------------   ---------------
Net increase/(decrease) ...............  $  49,704,781   $    27,141,601
                                         =============   ===============
N SHARES:
Sold ..................................  $ 258,618,771   $   462,394,802
Issued as reinvestment of dividends ...        594,514         1,851,619
Redeemed ..............................   (260,214,754)     (484,067,010)
                                         -------------   ---------------
Net increase/(decrease) ...............  $  (1,001,469)  $   (19,820,589)
                                         =============   ===============
B SHARES:
Sold ..................................
Issued as reinvestment of dividends ...
Redeemed ..............................

Net increase/(decrease) ...............

EXCHANGE SHARES:
Sold ..................................
Issued as reinvestment of dividends ...
Redeemed ..............................

Net increase/(decrease) ...............

SERVICE SHARES:
Sold ..................................   $ 59,034,034      $118,086,124
Issued as reinvestment of dividends ...        156,754           201,759
Redeemed ..............................    (38,630,991)      (39,506,002)
                                          ------------      ------------
Net increase/(decrease) ...............   $ 20,559,797      $ 78,781,881
                                          ============      ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)


6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2003, and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.

7.   COMPOSITION OF NET ASSETS

     At June 30, 2003, net assets of each Fund consisted of:

                                                        GOVERNMENT                       TAX-EXEMPT
                                                       MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                           FUND            FUND             FUND
                                                       ------------   --------------   --------------
     Beneficial Interest at Par Value ..............   $    768,814   $    6,560,307   $    1,174,065
     Paid-in Capital ...............................    768,045,141    6,553,747,049    1,172,890,691
     Undistributed Net Investment Income ...........             --            1,376               --
     Accumulated Net Realized Gain/(Loss) ..........         33,286          (76,729)        (184,964)
                                                       ------------   --------------   --------------
     Net Assets ....................................   $768,847,241   $6,560,232,003   $1,173,879,792
                                                       ============   ==============   ==============

     At December 31, 2002, the Tax-Exempt Money Market Fund had available capital loss carryforwards for tax purposes in the amounts of $1,265 and $531 that may be used to offset future realized capital gains through the years 2007 and 2008, respectively.

8.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund invests primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Money Market Funds invest in debt instruments; the issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

9.   LINE OF CREDIT

     The Trust, on behalf of each of the Funds, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2003, none of the Funds had borrowings under the Credit Facility.

                                 FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 982-8782.



                                         TERM OF OFFICE 1
  NAME, (AGE AT 06/30/03),                AND LENGTH OF         PRINCIPAL OCCUPATION(S)
  ADDRESS AND POSITION(S) WITH TRUST       TIME SERVED            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------
                                     DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------
C. Gary Gerst (64)                         Since 1995      Chairman Emeritus, Jones Lang
Chairman and Trustee                                       LaSalle, formerly named LaSalle
  200 East Randolph Drive                                  Partners Ltd. (real estate investment
  Floor 43                                                 manager and consulting firm).
  Chicago, Illinois 60601


--------------------------------------------------------------------------------------------------
Valerie B. Jarrett (46)                    Since 1999      Executive Vice President, The
Trustee                                                    Habitat Company (residential
  350 West Hubbard Street                                  property developer), and Chairman
  Chicago, Illinois 60610                                  and Chief Executive Officer,
                                                           Chicago Transit Authority.
--------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (65)                 Since 1995      President and Chief Executive
Trustee                                                    Officer, The Field Museum of
  1400 South Lake Shore Drive                              Natural History; formerly Senior
  Chicago, Illinois 60605                                  Vice President and Director,
                                                           Booz-Allen & Hamilton, Inc.
                                                           (consulting firm).


--------------------------------------------------------------------------------------------------
Paula Wolff (58)                           Since 1998      Senior Executive, Chicago
Trustee                                                    Metropolis 2020 (civic organization),
  30 West Monroe Street                                    since 2000. President, Governors
  18th Floor                                               State University, prior thereto.
  Chicago, Illinois 60603
--------------------------------------------------------------------------------------------------
                                            OFFICERS
--------------------------------------------------------------------------------------------------
Peter P. Capaccio (46)                     Since 2001      Senior Vice President, Harris Trust
President                                                  and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
--------------------------------------------------------------------------------------------------
Ishwar D. Gupta (60)                       Since 2001      Senior Vice President, Harris Trust
Vice President and Assistant Secretary                     and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
--------------------------------------------------------------------------------------------------
Merrill J. Sklenar (58)                    Since 2001      Vice President, Harris Trust and
Vice President and Assistant Secretary                     Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
--------------------------------------------------------------------------------------------------
David C. Lebisky (31)                      Since 2001      Assistant Vice President, PFPC Inc.
Secretary                                                  (mutual fund administrator).
  103 Bellevue Parkway
  Wilmington, Delaware 19809
--------------------------------------------------------------------------------------------------
Thomas J. Ryan (62)                          Since         Vice President and Director of
Treasurer and Principal Financial and       May 2003       Accounting, PFPC Inc.
  Accounting Officer                       Also from
  103 Bellevue Parkway                    1999 to 2002
  Wilmington, Delaware 19809
--------------------------------------------------------------------------------------------------
L. Linn Solano (51)                        Since 1999      Assistant Vice President, PFPC Inc.
Assistant Treasurer
  103 Bellevue Parkway
  Wilmington, Delaware 19809
--------------------------------------------------------------------------------------------------

                                           NUMBER OF
                                         PORTFOLIOS IN            OTHER
                                          FUND COMPLEX         TRUSTEESHIPS/
  NAME, (AGE AT 06/30/03),                OVERSEEN BY         DIRECTORSHIPS
  ADDRESS AND POSITION(S) WITH TRUST        TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------
                                     DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------
C. Gary Gerst (64)                            19        Director, Florida Office Property
Chairman and Trustee                                    Company, Inc. (real estate
  200 East Randolph Drive                               investment fund); Trustee,
  Floor 43                                              Henderson Global Funds (7
  Chicago, Illinois 60601                               Portfolios); and President, KCI Inc.
                                                        (Private S Corporation investing
                                                        in non-public investments).
-----------------------------------------------------------------------------------------------
Valerie B. Jarrett (46)                       19        Director, USG Corporation (building
Trustee                                                 materials manufacturer), The Chicago
  350 West Hubbard Street                               Stock Exchange, and Navigant
  Chicago, Illinois 60610                               Consulting Inc.; Trustee, University
                                                        of Chicago.
-----------------------------------------------------------------------------------------------
John W. McCarter, Jr. (65)                    19        Chairman, Divergence L.L.C.
Trustee                                                 (biotechnology firm); Director,
  1400 South Lake Shore Drive                           W.W. Grainger, Inc. (industrial
  Chicago, Illinois 60605                               distributor) and A.M. Castle, Inc.
                                                        (metals distributor); and Trustee,
                                                        Janus Adviser Series, Janus Aspen
                                                        Series and Janus Investment Fund
                                                        (52 portfolios).
-----------------------------------------------------------------------------------------------
Paula Wolff (58)                              19        Vice Chair, University of Chicago
Trustee                                                 Board of Trustees; Chair, University
  30 West Monroe Street                                 of Chicago Hospitals; and Director,
  18th Floor                                            Ariel Capital Management, Inc.
  Chicago, Illinois 60603                               (investment manager).
-----------------------------------------------------------------------------------------------
                                         OFFICERS
-----------------------------------------------------------------------------------------------
Peter P. Capaccio (46)                        N/A       N/A
President
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
-----------------------------------------------------------------------------------------------
Ishwar D. Gupta (60)                          N/A       N/A
Vice President and Assistant Secretary
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
-----------------------------------------------------------------------------------------------
Merrill J. Sklenar (58)                       N/A       N/A
Vice President and Assistant Secretary
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
-----------------------------------------------------------------------------------------------
David C. Lebisky (31)                         N/A       N/A
Secretary
  103 Bellevue Parkway
  Wilmington, Delaware 19809
-----------------------------------------------------------------------------------------------
Thomas J. Ryan (62)                           N/A       N/A
Treasurer and Principal Financial and
  Accounting Officer
  103 Bellevue Parkway
  Wilmington, Delaware 19809
-----------------------------------------------------------------------------------------------
L. Linn Solano (51)                           N/A       N/A
Assistant Treasurer
  103 Bellevue Parkway
  Wilmington, Delaware 19809
-----------------------------------------------------------------------------------------------

1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger Global Investors,Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale,Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602


BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Trustees.

VALERIE B. JARRETT
Trustee.

JOHN W. MCCARTER, JR.
Trustee.

PAULA WOLFF
Trustee.


OFFICERS

PETER P. CAPACCIO
President

ISHWAR D. GUPTA
Vice President and Assistant Secretary

MERRILL J. SKLENAR
Vice President and Assistant Secretary

DAVID C. LEBISKY
Secretary

THOMAS J. RYAN
Treasurer and Principal Financial and
Accounting Officer

L. LINN SOLANO
Assistant Treasurer

 THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT
  FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.


                                                                   HIF 1002 6/03




ITEM 2. CODE OF ETHICS.

Not applicable (annual reporting requirement only and only commencing with the report for the registrant's fiscal year ending December 31, 2003).



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable (annual reporting requirement only and only commencing with the report for the registrant's fiscal year ending December 31, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable (annual reporting requirement only and only commencing with the report for the registrant's fiscal year ending December 31, 2003).



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


     (b) The registrant's principal executive officer and principal financial officer are not aware of any changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. (Although the registrant has certain internal controls, the requirements to maintain internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act are not applicable to the registrant as of this date.)



ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Harris Insight Funds Trust
              ------------------------------------------------------------------

By (Signature and Title)*    /S/PETER P. CAPACCIO
                         -------------------------------------------------------
                             Peter P. Capaccio, President
                             (principal executive officer)

Date         8-29-03
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/PETER P. CAPACCIO
                         -------------------------------------------------------
                                    Peter P. Capaccio, President
                                    (principal executive officer)

Date         8-29-03
    ----------------------------------------------------------------------------


By (Signature and Title)*/S/THOMAS J. RYAN
                        --------------------------------------------------------
                        Thomas J. Ryan, Principal Financial & Accounting Officer (principal financial officer)

Date          8-29-03
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.